Registration No. 811-02753

Registration No. 2-59353

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☐
Post-Effective Amendment No. 62	☒
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☐
Amendment No. 62	☒

(Check appropriate box or boxes)

SBL FUND

(Exact Name of Registrant as Specified in Charter)

ONE SECURITY BENEFIT PLACE,

TOPEKA, KANSAS 66636-0001

(Address of Principal Executive Offices/Zip Code)

Registrant’s Telephone Number, including area code:

(785) 438-3000

Copies To:

Richard M. Goldman, President SBL Fund One Security Benefit Place Topeka, KS 66636-0001	Amy J. Lee, Secretary SBL Fund One Security Benefit Place Topeka, KS 66636-0001
(Name and address of Agent for Service)

Approximate date of proposed public offering: April 29, 2012

It is proposed that this filing will become effective (check appropriate box):

☐	immediately upon filing pursuant to paragraph (b) of Rule 485
☐	on pursuant to paragraph (b) of Rule 485
☐	60 days after filing pursuant to paragraph (a)(1) of Rule 485
☒	on April 29, 2012 pursuant to paragraph (a)(1) of Rule 485
☐	75 days after filing pursuant to paragraph (a)(2) of Rule 485
☐	on pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment

GUGGENHEIM PROSPECTUS

[April 29, 2012]

Series A	Series O
(Large Cap Core Series)	(All Cap Value Series)

Series B	Series P
(Large Cap Value Series)	(High Yield Series)

Series C	Series Q
(Money Market Series)	(Small Cap Value Series)

Series D	Series V
(MSCI EAFE Equal Weight Series)	(Mid Cap Value Series)

Series E	Series X
(U.S. Intermediate Bond Series)	(Small Cap Growth Series)

Series J	Series Y
(Mid Cap Growth Series)	(Large Cap Concentrated Growth Series)

Series N	Series Z
(Managed Asset Allocation Series)	(Alpha Opportunity Series)

GUGGENHEIM INVESTMENTS

www.rydex-sgi.com

The U.S. Securities and Exchange Commission has not approved or disapproved these securities, or passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

This prospectus should be read in conjunction with the separate account’s prospectus describing the variable insurance contract. Please read both prospectuses and retain them for future reference.

SERIES SUMMARIES

Series A (Large Cap Core Series)

Investment Objective — Series A seeks long-term growth of capital.

Fees and Expenses of the Series — This table describes the fees and expenses that you may pay if you buy and hold shares of the Series. The table below does not take into account any of the expenses associated with an investment in variable insurance products offered by participating insurance companies. The Series is available only through the purchase of such products. If such fees and expenses were reflected, the overall expenses would be higher.

Shareholder Fees (fees paid directly from your investment)

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None

Annual Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management fees	0.75%
Other expenses	[	]
Total annual fund operating expenses	[	]

Example. This Example is intended to help you compare the cost of investing in the Series with the cost of investing in other mutual funds. It does not reflect separate account or insurance contract fees and charges, which if reflected would increase expenses.

The Example assumes that you invest $10,000 in the Series for the time periods indicated and reflects expenses whether or not you redeem your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Series’ operating expenses remain the same. Although the actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
[ ]	[ ]	[ ]	[ ]

Portfolio Turnover. The Series pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual operating expenses or in the example, affect the Series’ performance. During the most recent fiscal year, the Series’ portfolio turnover rate was [ ]% of the average value of its portfolio.

Principal Investment Strategies — Series A pursues its objective by investing, under normal market conditions, at least 80% of its net assets (plus borrowings for investment purposes) in a widely-diversified portfolio of equity securities, which may include common stocks, rights, options, warrants, American Depositary Receipts (“ADRs”) and convertible securities, of companies that, when purchased, have market capitalizations that are usually within the range of companies in the S&P 500 Index. Although a universal definition of large market capitalization companies does not exist, for purposes of this Series, the Series generally defines large market capitalization companies as those whose market capitalization is similar to the market capitalization of companies in the S&P 500 Index, which is an unmanaged index composed of 500 selected common stocks that represent approximately two-thirds of the total market value of all U.S. common stocks.

The Series pursues its objective by investing, under normal market conditions, approximately 50% of its total assets according to a Large Cap Growth strategy managed by Security Investors, LLC, also known as Guggenheim Investments (the “Investment Manager”), and approximately 50% of its total assets to a Large Cap Value strategy also managed by the Investment Manager.

The Investment Manager manages its allocation of the Series’ assets according to each respective strategy, and the trading decisions with respect to each strategy are made independently. In order to maintain the target allocations between the two strategies, all daily cash inflows (purchases and reinvested distributions) and outflows (redemptions and expense items) will be divided between the two strategies, as appropriate. The Investment Manager will rebalance the allocation to the Series’ strategies promptly to the extent the percentage of the Series’ assets allocated to either strategy equals or exceeds 60% of the Series’ total assets.

The Investment Manager in its discretion may make adjustments if either of the strategies becomes over- or under-weighted as a result of market appreciation or depreciation. Accordingly, the performance of the Series could differ from the performance of each strategy if either had been maintained as a separate portfolio. As a consequence of the Investment Manager’s efforts to maintain assets between the two strategies at the targeted percentages, the Investment Manager will allocate assets and rebalance when necessary by (1) allocating cash inflow to the strategy that is below its targeted percentage or (2) selling securities in the strategy that exceeds its targeted percentage with proceeds being reallocated to the strategy that is below its targeted percentage.

In choosing equity securities, the Investment Manager uses a blended approach, investing in growth stocks and value stocks, and may, to the extent consistent with the Series’ investment policies, invest in a limited number of industries or industry sectors, including the technology sector. Growth-oriented stocks are stocks of established companies that typically have a record of consistent earnings growth. The Investment Manager typically chooses growth-oriented companies through a combination of a qualitative top-down approach in reviewing growth trends that is based upon several fixed income factors, such as bond spreads and interest rates, and a quantitative fundamental bottom-up approach. The Investment Manager will also invest in value-oriented stocks. Value-oriented companies appear to be undervalued relative to assets, earnings, growth potential or cash flows. The Investment Manager uses a blend of qualitative analysis and fundamental research to identify securities that appear favorably priced and that may be able to sustain or improve their pre-tax ROIC (Return on Invested Capital) over time. The Series typically sells a security when the reasons for buying it no longer apply, when the company begins to show deteriorating fundamentals or poor relative performance, or falls short of the Investment Manager’s expectations.

The Series may also invest a portion of its assets in derivatives, including options and futures contracts. These instruments may be used to hedge the Series’ portfolio, to maintain exposure to the equity markets, or to increase returns.

The Series may invest in a variety of investment vehicles, including those that seek to track the composition and performance of a specific index, such as exchange traded funds (“ETFs”) and other mutual funds. The Series may use these index-based investments as a way of managing its cash position, to gain exposure to the equity markets, or a particular sector of the equity market, while maintaining liquidity.

The Series may, from time to time, invest a portion of its assets in technology stocks.

Although the Series primarily invests in securities issued by domestic companies, there is no limit in the amount that the Series may invest in securities issued by foreign companies.

The Series actively trades its investments without regard to the length of time they have been owned by the Series, which results in higher portfolio turnover.

Under adverse or unstable market conditions, the Series could invest some or all of its assets in cash, fixed-income securities, government bonds, money market securities, or repurchase agreements. Although the Series would do this only in seeking to avoid losses, the Series may be unable to pursue its investment objective during that time and it could reduce the benefit from any upswing in the market.

Principal Risks —The value of an investment in the Series will fluctuate and is subject to investment risks, which means investors could lose money. The principal risks of investing in the Series are listed below.

Active Trading Risk. Active trading, also called “high turnover,” may have a negative impact on performance. Active trading may result in higher brokerage costs or mark-up charges, which are ultimately passed on to shareholders of the Series.

Convertible Securities Risk. The value of convertible securities tends to decline as interest rates increase. Convertible securities generally offer lower interest or dividend yields than non-convertible securities of similar quality. The Series could lose money if the issuer of a convertible security is unable to meet its financial obligations or goes bankrupt.

Equity Derivatives Risk. Equity derivatives may pose risks in addition to those associated with investing directly in securities or other investments, including illiquidity of the equity derivative, imperfect correlations with underlying investments or the Series’ other portfolio holdings, lack of availability and counterparty risk.

Equity Securities Risk. Equity securities include common stocks and other equity securities (and securities convertible into stocks), and the prices of equity securities fluctuate in value more than other investments. They reflect changes in the issuing company’s financial condition and changes in the overall market. Common stocks generally represent the riskiest investment in a company. The Series may lose a substantial part, or even all, of its investment in a company’s stock. Growth stocks may be more volatile than value stocks.

Foreign Securities Risk. Foreign securities, including investments in foreign securities through ADRs, carry additional risks when compared to U.S. securities, including currency fluctuations, adverse political and economic developments, unreliable or untimely information, less liquidity, limited legal recourse and higher transactional costs.

Growth Stocks Risk. Growth stocks typically invest a high portion of their earnings back into their business and may lack the dividend yield that could cushion their decline in a market downturn. Growth stocks may be more volatile than other stocks because they are more sensitive to investor perceptions regarding the growth potential of the issuing company.

Index Risk. Investments intended to track a benchmark index may not have performance that corresponds with the performance of the benchmark index for any period of time and may underperform the overall stock market.

Investment in Investment Vehicles Risk. Investing in other investment vehicles, including ETFs and other mutual funds, subjects the Series to those risks affecting the investment vehicle, including the possibility that the value of the underlying securities held by the investment vehicle could decrease. Moreover, the Series and its shareholders will incur its pro rata share of the underlying vehicles’ expenses.

Leverage Risk. The Series’ use of leverage through derivatives may cause the Series to be more volatile than if it had not been leveraged. Leverage can arise through the use of derivatives.

Management Risk. The Series is actively managed. There is no guarantee that the investment strategies will be successful.

Market Risk. The market value of the securities held by the Series may fluctuate as a result of factors affecting individual companies or other factors such as changing economic, political or financial market conditions. Moreover, changing economic, political or financial market conditions in one country or geographic region could adversely impact the market value of the securities held by the Series in a different country or geographic region.

Options and Futures Risk. Options and futures may sometimes reduce returns or increase volatility. They also may entail transactional expenses.

Overweighting Risk. Overweighting investments in certain sectors or industries of the stock market increases the risk that the Series will suffer a loss because of general declines in the prices of stocks in those sectors or industries.

Regulatory and Legal Risk. U.S. and other regulators and governmental agencies may implement additional regulations and legislators may pass new laws that affect the investments held by the Series, the strategies used by the Series or the level of regulation applying to the Series (such as regulations related to investments in derivatives). These may impact the investment strategies, performance, costs and operations of the Series.

Technology Stocks Risk. Stocks of companies involved in the technology sector may be very volatile.

Value Stocks Risk. Value stocks are subject to the risk that the intrinsic value of the stock may never be realized by the market or that the price goes down.

Performance Information — The following chart and table provide some indication of the risks of investing in the Series by showing changes in the Series’ share performance from year to year and by showing how the Series’ average annual returns for one, five, and ten years have compared to those of a broad measure of market performance. As with all mutual funds, past performance is not necessarily an indication of how the Series will perform in the future.

The performance figures do not reflect fees and expenses associated with an investment in variable insurance products through which shares of the Series are purchased, and, if such fees and expenses were reflected, the performance figures would be lower. Shares of the Series are available only through the purchase of such products.

Average Annual Total Returns (For the periods ended December 31, 2011)

	1 Year	5 Years	10 Years
Series A	[ ]	[ ]	[ ]
S&P 500 Index (reflects no deductions for fees, expenses, or taxes)	[ ]	[ ]	[ ]

Management of the Series —

Investment Manager. Security Investors, LLC, also known as Guggenheim Investments (the “Investment Manager”), serves as the investment manager of the Series.

Portfolio Managers. Mark Mitchell and Mark Bronzo are primarily responsible for the day-to-day management of the Series, and each holds the title “Portfolio Manager” with the Investment Manager. Mr. Mitchell has co-managed the Series since February 2004, and Mr. Bronzo has co-managed the Series since February 2008.

Purchase and Sale of Series’ Shares — Shares of the Series are purchased primarily by insurance companies for their separate accounts to fund variable life insurance and variable annuity contracts. Investors do not deal directly with the Series to purchase and redeem shares. Please refer to the prospectus for the variable annuity or variable life insurance contract for information on the allocation of premiums and transfers of accumulated value.

Tax Information — Shares of the Series are owned by the insurance companies offering the variable annuity or variable life insurance contract. Please see the prospectus for the variable annuity or variable life insurance contract for information regarding the federal income tax treatment of the insurance contract.

Payments to Insurance Companies and Other Financial Intermediaries — The Series and its related companies may pay financial intermediaries and financial representatives for the sale of Series shares and related services. These payments may create a conflict of interest by influencing the financial intermediary or financial representative to recommend a variable annuity or variable life insurance contract and the Series over another investment. Ask your financial intermediary or financial representative or visit your financial intermediary’s website for more information.

SERIES SUMMARIES

Series B (Large Cap Value Series)

Investment Objective — Series B seeks long-term growth of capital.

Fees and Expenses of the Series — This table describes the fees and expenses that you may pay if you buy and hold shares of the Series. The table below does not take into account any of the expenses associated with an investment in variable insurance products offered by participating insurance companies. The Series is available only through the purchase of such products. If such fees and expenses were reflected, the overall expenses would be higher.

Shareholder Fees (fees paid directly from your investment)

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None

Annual Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management fees	0.85%
Other expenses	[	]
Total annual fund operating expenses	[	]

Example. This Example is intended to help you compare the cost of investing in the Series with the cost of investing in other mutual funds. It does not reflect separate account or insurance contract fees and charges, which if reflected would increase expenses.

The Example assumes that you invest $10,000 in the Series for the time periods indicated and reflects expenses whether or not you redeem your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Series’ operating expenses remain the same. Although the actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
[ ]	[ ]	[ ]	[ ]

Portfolio Turnover. The Series pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual operating expenses or in the example, affect the Series’ performance. During the most recent fiscal year, the Series’ portfolio turnover rate was [ ]% of the average value of its portfolio.

Principal Investment Strategies — Series B pursues its objective by investing, under normal market conditions, at least 80% of its net assets (including any borrowings for investment purposes) in equity securities, which include common stocks, preferred stocks, rights, options, warrants, convertible debt securities of both U.S. and U.S. dollar-denominated foreign issuers, and American Depositary Receipts (“ADRs”), of companies that, when purchased, have market capitalizations that are usually within the range of companies in the Russell 1000 Value Index. Although a universal definition of large market capitalization companies does not exist, for purposes of this fund, the Series generally defines large market capitalization companies as those whose market capitalization is similar to the market capitalization of companies in the Russell 1000 Value Index, which is an unmanaged index measuring the performance of the large cap value segment of the U.S. equity universe and which includes companies with lower price-to-book ratios and lower expected growth values.

In choosing securities, Security Investors, LLC, also known as Guggenheim Investments (the “Investment Manager”), primarily invests in value-oriented companies. Value-oriented companies are companies that appear to be undervalued relative to assets, earnings, growth potential or cash flows. The Investment Manager uses a blend of quantitative analysis and fundamental research to identify securities that appear favorably priced and that may be able to sustain or improve their pre-tax ROIC (Return on Invested Capital) over time. The Series may, consistent with its status as a non-diversified mutual fund, focus its investments in a limited number of issuers.

The Series may invest a portion of its assets in futures contracts, options on futures contracts, and options on securities. These instruments are used to hedge the Series’ portfolio, to maintain exposure to the equity markets, or to increase returns.

The Series may invest in a variety of investment vehicles, including those that seek to track the composition and performance of a specific index, such as exchange-traded funds (“ETFs”) and other mutual funds. The Series may use these investments as a way of managing its cash position, or to gain exposure to the equity markets or a particular sector of the equity markets, while maintaining liquidity.

The Series typically sells a security when its issuer is no longer considered a value company, shows deteriorating fundamentals or falls short of the Investment Manager’s expectations, among other reasons.

Under adverse or unstable market conditions, the Series could invest some or all of its assets in cash, fixed-income securities, government bonds, money market securities, or repurchase agreements. Although the Series would do this only in seeking to avoid losses, the Series may be unable to pursue its investment objective during that time and it could reduce the benefit from any upswing in the market.

Principal Risks —The value of an investment in the Series will fluctuate and is subject to investment risks, which means investors could lose money. The principal risks of investing in the Series are listed below.

Convertible Securities Risk. The value of convertible securities tends to decline as interest rates increase. Convertible securities generally offer lower interest or dividend yields than non-convertible securities of similar quality. The Series could lose money if the issuer of a convertible security is unable to meet its financial obligations or goes bankrupt.

Equity Derivatives Risk. Equity derivatives may pose risks in addition to those associated with investing directly in securities or other investments, including illiquidity of the equity derivative, imperfect correlations with underlying investments or the Series’ other portfolio holdings, lack of availability and counterparty risk.

Equity Securities Risk. Equity securities include common stocks and other equity securities (and securities convertible into stocks), and the prices of equity securities fluctuate in value more than other investments. They reflect changes in the issuing company’s financial condition and changes in the overall market. Common stocks generally represent the riskiest investment in a company. The Series may lose a substantial part, or even all, of its investment in a company’s stock. Growth stocks may be more volatile than value stocks.

Foreign Securities Risk. Foreign securities, including investments in foreign securities through ADRs, carry additional risks when compared to U.S. securities, including currency fluctuations, adverse political and economic developments, unreliable or untimely information, less liquidity, limited legal recourse and higher transactional costs.

Index Risk. Investments intended to track a benchmark index may not have performance that corresponds with the performance of the benchmark index for any period of time and may underperform the overall stock market.

Investment in Investment Vehicles Risk. Investing in other investment vehicles, including ETFs and other mutual funds, subjects the Series to those risks affecting the investment vehicle, including the possibility that the value of the underlying securities held by the investment vehicle could decrease. Moreover, the Series and its shareholders will incur its pro rata share of the underlying vehicles’ expenses.

Leverage Risk. The Series’ use of leverage through derivatives may cause the Series to be more volatile than if it had not been leveraged. Leverage can arise through the use of derivatives.

Management Risk. The Series is actively managed. There is no guarantee that the investment strategies will be successful.

Market Risk. The market value of the securities held by the Series may fluctuate as a result of factors affecting individual companies or other factors such as changing economic, political or financial market conditions. Moreover, changing economic, political or financial market conditions in one country or geographic region could adversely impact the market value of the securities held by the Series in a different country or geographic region.

Non-Diversification Risk. The Series is considered non-diversified because it invests a large portion of its assets in a small number of issuers. As a result, the Series is more susceptible to risks associated with those issuers than a more diversified portfolio, and its performance may be more volatile.

Options and Futures Risk. Options and futures may sometimes reduce returns or increase volatility. They also may entail transactional expenses.

Overweighting Risk. Overweighting investments in certain sectors or industries of the stock market increases the risk that the Series will suffer a loss because of general declines in the prices of stocks in those sectors or industries.

Preferred Securities Risk. Preferred securities are subject to issuer-specific and market risks applicable to equity securities and generally fluctuate in value more than bonds.

Regulatory and Legal Risk. U.S. and other regulators and governmental agencies may implement additional regulations and legislators may pass new laws that affect the investments held by the Series, the strategies used by the Series or the level of regulation applying to the Series (such as regulations related to investments in derivatives). These may impact the investment strategies, performance, costs and operations of the Series.

Value Stocks Risk. Value stocks are subject to the risk that the intrinsic value of the stock may never be realized by the market or that the price goes down.

Performance Information — The following chart and table provide some indication of the risks of investing in the Series by showing changes in the Series’ share performance from year to year and by showing how the Series’ average annual returns for one, five, and ten years have compared to those of a broad measure of market performance. As with all mutual funds, past performance is not necessarily an indication of how the Series will perform in the future.

The performance figures do not reflect fees and expenses associated with an investment in variable insurance products through which shares of the Series are purchased, and, if such fees and expenses were reflected, the performance figures would be lower. Shares of the Series are available only through the purchase of such products.

Average Annual Total Returns (For the periods ended December 31, 2011)

	1 Year		5 Years		10 Years
Series B	[	]	[	]	[	]
Russell 1000 Value Index (reflects no deductions for fees, expenses, or taxes)	[	]	[	]	[	]

Management of the Series —

Investment Manager. Security Investors, LLC, also known as Guggenheim Investments (the “Investment Manager”), serves as the investment manager of the Series.

Portfolio Manager. Mark Mitchell is primarily responsible for the day-to-day management of the Series and holds the title of “Portfolio Manager” with the Investment Manager. He has managed the Series since July 2005.

Purchase and Sale of Series’ Shares — Shares of the Series are purchased primarily by insurance companies for their separate accounts to fund variable life insurance and variable annuity contracts. Investors do not deal directly with the Series to purchase and redeem shares. Please refer to the prospectus for the variable annuity or variable life insurance contract for information on the allocation of premiums and transfers of accumulated value.

Tax Information — Shares of the Series are owned by the insurance companies offering the variable annuity or variable life insurance contract. Please see the prospectus for the variable annuity or variable life insurance contract for information regarding the federal income tax treatment of the insurance contract.

Payments to Insurance Companies and Other Financial Intermediaries — The Series and its related companies may pay financial intermediaries and financial representatives for the sale of Series shares and related services. These payments may create a conflict of interest by influencing the financial intermediary or financial representative to recommend a variable annuity or variable life insurance contract and the Series over another investment. Ask your financial intermediary or financial representative or visit your financial intermediary’s website for more information.

SERIES SUMMARIES

Series C (Money Market Series)

Investment Objective — Series C seeks as high a level of current income as is consistent with preservation of capital by investing in money market securities with varying maturities.

Fees and Expenses of the Series — This table describes the fees and expenses that you may pay if you buy and hold shares of the Series. The table below does not take into account any of the expenses associated with an investment in variable insurance products offered by participating insurance companies. The Series is available only through the purchase of such products. If such fees and expenses were reflected, the overall expenses would be higher.

Shareholder Fees (fees paid directly from your investment)

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None

Annual Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management fees	0.50%
Other expenses	[	]
Total annual fund operating expenses	[	]

Example. This Example is intended to help you compare the cost of investing in the Series with the cost of investing in other mutual funds. It does not reflect separate account or insurance contract fees and charges, which if reflected would increase expenses.

The Example assumes that you invest $10,000 in the Series for the time periods indicated and reflects expenses whether or not you redeem your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Series’ operating expenses remain the same. Although the actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
[ ]	[ ]	[ ]	[ ]

Principal Investment Strategies — Series C pursues its objective by investing in a diversified and liquid portfolio of high-quality money market instruments, which may include restricted securities as discussed under “Principal Risks.” Generally, the Series is required to invest its assets in the securities of issuers with the highest short-term credit rating, and it may not invest more than 3% of its assets in securities with the second-highest short-term credit rating. The Series is not designed to maintain a constant net asset value of $1.00 per share and it may not maintain a positive yield, and it is possible to lose money by investing in the Series. The Series is subject to certain portfolio quality requirements and portfolio maturity, diversification and liquidity requirements under the federal securities laws, including the following:

•	Maintain a dollar-weighted average portfolio maturity of 60 calendar days or less and a dollar-weighted average life to maturity of 120 calendar days or less

•	Invest only in high-quality, dollar-denominated, short-term obligations

A money market instrument is a short-term debt instrument issued by banks or other U.S. corporations, or the U.S. government or state or local governments. Money market instruments have limited maturity dates and may include certificates of deposit, bankers’ acceptances, variable rate demand notes, fixed-term obligations, commercial paper, asset-backed commercial paper and repurchase agreements.

Security Investors, LLC, also known as Guggenheim Investments (the “Investment Manager”), attempts to increase return and manage risk by (1) selecting securities that mature at regular intervals over the life of the portfolio; (2) purchasing only instruments that have received a rating from the requisite nationally recognized statistical rating organizations in one of the two highest short-term categories or an unrated security that is of comparable quality; and (3) constantly evaluating alternative investment opportunities for diversification without additional risk.

Principal Risks — An investment in the Series is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. It is possible to lose money by investing in the Series. The principal risks of investing in the Series are listed below.

Credit Risk. The Series could lose money if the issuer of a bond is unable to repay interest and principal on time or defaults. The issuer of a bond could also suffer a decrease in quality rating, which would affect the volatility and liquidity of the bond.

Interest Rate Risk. Investments in fixed-income securities are subject to the possibility that interest rates could rise sharply, causing the value of the Series’ securities and share price to decline. Fixed income securities with longer durations are subject to more volatility than those with shorter durations.

Liquidity Risk. Although the Series primarily invests in a diversified portfolio of high quality instruments of governmental and private issuers, the Series’ investments may become less liquid as a result of market developments or adverse investor perception.

Prepayment Risk. Securities subject to prepayment risk generally offer less potential for gains when interest rates decline, because issuers of the securities may be able to prepay the principal due on the securities, and may offer a greater potential for loss when interest rates rise.

Regulatory Risk. Regulations of money market funds are evolving. New regulations may affect negatively the Series’ performance, yield and cost.

Restricted Securities Risk. Restricted securities generally cannot be sold to the public and may involve a high degree of business and financial risk, which may result in substantial losses to the Series.

Performance Information — The following chart and table provide some indication of the risks of investing in the Series by showing changes in the Series’ share performance from year to year and by showing the Series’ average annual returns for one, five, and ten years. As with all mutual funds, past performance is not necessarily an indication of how the Series will perform in the future.

The performance figures do not reflect fees and expenses associated with an investment in variable insurance products through which shares of the Series are purchased, and, if such fees and expenses were reflected, the performance figures would be lower. Shares of the Series are available only through the purchase of such products.

Average Annual Total Returns (For the periods ended December 31, 2011)

	1 Year		5 Years		10 Years
Series C	[	]	[	]	[	]
The Series’ seven-day yield for the period ended December 31, 2011 was [ ]%

Management of the Series —

Investment Manager. Security Investors, LLC, also known as Guggenheim Investments (the “Investment Manager”), serves as the investment manager of the Series.

Purchase and Sale of Series’ Shares — Shares of the Series are purchased primarily by insurance companies for their separate accounts to fund variable life insurance and variable annuity contracts. Investors do not deal directly with the Series to purchase and redeem shares. Please refer to the prospectus for the variable annuity or variable life insurance contract for information on the allocation of premiums and transfers of accumulated value.

Tax Information — Shares of the Series are owned by the insurance companies offering the variable annuity or variable life insurance contract. Please see the prospectus for the variable annuity or variable life insurance contract for information regarding the federal income tax treatment of the insurance contract.

Payments to Insurance Companies and Other Financial Intermediaries — The Series and its related companies may pay financial intermediaries and financial representatives for the sale of Series shares and related services. These payments may create a conflict of interest by influencing the financial intermediary or financial representative to recommend a variable annuity or variable life insurance contract and the Series over another investment. Ask your financial intermediary or financial representative or visit your financial intermediary’s website for more information.

SERIES SUMMARIES

Series D (MSCI EAFE Equal Weight Series)

Investment Objective — Series D (MSCI EAFE Equal Weight Series) (the “Series”) seeks performance that corresponds, before fees and expenses, to the price and yield performance of the MSCI EAFE Equal Weighted Index (the “Underlying Index”).

Fees and Expenses of the Series — This table describes the fees and expenses that you may pay if you buy and hold shares of the Series. The table below does not take into account any of the expenses associated with an investment in variable insurance products offered by participating insurance companies. The Series is available only through the purchase of such products. If such fees and expenses were reflected, the overall expenses would be higher.

Shareholder Fees (fees paid directly from your investment)

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None

Annual Operating Expenses* (expenses that you pay each year as a percentage of the value of your investment)

Management fees	0.70%
Other expenses	[	]
Acquired fund fees and expenses	[	]
Total annual fund operating expenses	[	]

*	The expense information has been restated to reflect current fees

Example. This Example is intended to help you compare the cost of investing in the Series with the cost of investing in other mutual funds. It does not reflect separate account or insurance contract fees and charges, which if reflected would increase expenses.

The Example assumes that you invest $10,000 in the Series for the time periods indicated and reflects expenses whether or not you redeem your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Series’ operating expenses remain the same. Although the actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years		5 Years		10 Years
[ ]	[	]	[	]	[	]

Portfolio Turnover. The Series pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual operating expenses or in the example, affect the Series’ performance. During the most recent fiscal year, the Series’ portfolio turnover rate was [ ]% of the average value of its portfolio.

Principal Investment Strategies — The Series uses a passive management strategy, known as “representative sampling,” to track the performance of the Underlying Index. “Representative sampling” refers to an indexing strategy that generally involves investing in a representative sample of securities or financial instruments, primarily consisting of American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”), that have an investment profile similar to the Underlying Index and some, but not all, of the component securities of the Underlying Index. This technique involves the use of risk management and quantitative stock picking strategies. Under normal circumstances, the Series will invest at least 80% of its net assets, plus any borrowings for investment purposes, in the equity securities included in the Underlying Index. The Series may hold up to 20% of its assets in securities not included in or representative of the Underlying Index. The Investment Manager expects that, over time, if the Series has sufficient assets, the correlation between the Series’ performance, before fees and expenses, and that of the

Underlying Index will be 95% or better. A figure of 100% would indicate perfect correlation. However, fees and expenses incurred by the Series as well as the size and frequency of cash flows into and out of the Series as well as other factors will cause differences in performance, usually making it harder for the Series to correlate to the Underlying Index. The Series may invest in a variety of investment vehicles, such as exchange traded funds (“ETFs”) and other mutual funds. The Series may use these investments as a way of managing its cash position to gain exposure to the equity markets or a particular sector of the equity market, while maintaining liquidity. The Series may also invest in futures contracts in order to maintain exposure to the securities and currency markets at times when it is not able to purchase the corresponding securities and currencies or it believes that it is more appropriate to use futures.

The MSCI EAFE Equal Weighted Index is an unmanaged equal-weighted version of the MSCI EAFE Index, which means that each security included in the index has the same weight on each rebalancing date and then fluctuates based on the performance of the security until weights are reset equally on the next rebalancing date. The MSCI EAFE Equal Weighted Index is generally rebalanced quarterly. The Series’ investments will be weighted and rebalanced in accordance with the MSCI EAFE Equal Weighted Index. The MSCI EAFE Index (Europe, Australasia, Far East) is an index that is designed to measure the equity market performance of developed markets, excluding the U.S. and Canada. As of March 31, 2012, the MSCI EAFE Index consisted of separate sub-indices representing the following 22 developed market countries: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, and the United Kingdom, with capitalizations ranging from $[            ] million to $[            ] billion. Both Indices are denominated in U.S. Dollars.

Principal Risks — The value of an investment in the Series will fluctuate and is subject to investment risks, which means investors could lose money. The principal risks of investing in the Series are listed below.

Capitalization Securities Risk. The Series’ Underlying Index may be composed primarily of, or have significant exposure to, securities in a particular capitalization range, e.g., large-, mid- or small-cap securities. As a result, the Series may be subject to the risk that the pre-dominate capitalization range represented in the Underlying Index may underperform other segments of the equity market or the equity market as a whole.

Currency Risk. The Series’ indirect and direct exposure to foreign currencies subjects the Series to the risk that those currencies will decline in value relative to the U.S. Dollar, which would cause a decline in the U.S. value of the holdings of the Series. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates and the imposition of currency controls or other political, economic and tax developments in the U.S. or abroad.

Depositary Receipt Risk. The Series may hold the securities of non-U.S. companies in the form of ADRs and GDRs. The underlying securities of the ADRs and GDRs in the Series’ portfolio are subject to fluctuations in foreign currency exchange rates that may affect the value of the Series’ portfolio. In addition, the value of the securities underlying the ADRs and GDRs may change materially when the U.S. markets are not open for trading. Investments in the underlying foreign securities also involve political and economic risks distinct from those associated with investing in the securities of U.S. issuers.

Equity Derivatives Risk. Equity derivatives may pose risks in addition to those associated with investing directly in securities or other investments, including illiquidity of the equity derivative, imperfect correlations with underlying investments or the Series’ other portfolio holdings, lack of availability and counterparty risk.

Equity Securities Risk. Equity securities include common stocks and other equity securities (and securities convertible into stocks), and the prices of equity securities fluctuate in value more than other investments. They reflect changes in the issuing company’s financial condition and changes in the overall market. Common stocks generally represent the riskiest investment in a company. The Series may lose a substantial part, or even all, of its investment in a company’s stock. Growth stocks may be more volatile than value stocks.

Foreign Securities Risk. Foreign securities, including investments in foreign securities through ADRs, carry additional risks when compared to U.S. securities, including currency fluctuations, adverse political and economic developments, unreliable or untimely information, less liquidity, limited legal recourse and higher transactional costs.

Futures Contract Risk. Futures contracts may be more volatile than direct investments in underlying securities, involve additional expenses and may involve a small initial investment relative to the risk assumed.

Geographic Focus Risk. To the extent that the Series’ investments are focused in a particular country or region, the Series will be susceptible to loss due to adverse market, political, regulatory, and geographic events affecting that country or region. The Series’ exposure generally will be focused on a particular country or region to the same extent as the Underlying Index. The Series has focused investment exposure to the regions listed below.

Australasia and Asia. Certain Australasian or Asian economies have experienced over-extension of credit, currency devaluations and restrictions, high unemployment, high inflation, reliance on exports and economic cycles. Economic events in any one country can have a significant economic effect on the entire region as well as on major trading partners.

Europe. The European economy is diverse and includes both large, competitive economies and smaller, struggling economies. The European economy is vulnerable to decreasing imports or exports, changes in governmental regulations on trade, changes in the exchange rate of the euro, debt levels and recessions in EU economies. The European financial markets have recently experienced volatility due to concerns about rising government debt levels of several European countries, including Greece, Spain, Ireland, Italy and Portugal. Economic uncertainty may have an adverse effect on the value of the Series’ investments.

Investment in Investment Vehicles Risk. Investing in other investment vehicles, including ETFs and other mutual funds, subjects the Series to those risks affecting the investment vehicle, including the possibility that the value of the underlying securities held by the investment vehicle could decrease. Moreover, the Series and its shareholders will incur its pro rata share of the underlying vehicles’ expenses.

Liquidity Risk. Some of the Series’ investments may become less liquid as a result of market developments or adverse investor perception.

Market Risk. The market value of the securities held by the Series may fluctuate as a result of factors affecting individual companies or other factors such as changing economic, political or financial market conditions. Moreover, changing economic, political or financial market conditions in one country or geographic region could adversely impact the market value of the securities held by the Series in a different country or geographic region.

Non-Correlation Risk. The performance of the Series is unlikely to exactly match or correlate to that of the Underlying Index, either on a daily basis or over a longer period of time. Factors such as Series expenses, imperfect correlation between the Series’ investments and those of the Underlying Index, rounding of share prices, changes to the composition of the Underlying Index, regulatory policies, and high portfolio turnover rate all contribute to imperfect correlation. This causes the Series’ performance to be less than you expect. In addition, the Series’ risk management and quantitative investing strategies may not work as expected, causing the performance of the Series to be less than that of a more classic index fund, which does not use these strategies.

Passive Investment Risk. The Series is not actively “managed.” This means that, based on market and economic conditions, the Series’ performance could be lower than other types of mutual funds that may actively shift their portfolio assets to take advantage of market opportunities or to lessen the impact of a market decline.

Regulatory and Legal Risk. U.S. and other regulators and governmental agencies may implement additional regulations and legislators may pass new laws that affect the investments held by the Series, the strategies used by the Series or the level of regulation applying to the Series (such as regulations related to investments in derivatives). These may impact the investment strategies, performance, costs and operations of the Series.

Performance Information — The following chart and table provide some indication of the risks of investing in the Series by showing changes in the Series’ share performance from year to year and by showing how the Series’ average annual returns for one, five, and ten years have compared to those of a broad measure of market performance. The MSCI World Index served as the Series’ benchmark index prior to April 29, 2011 and was replaced by an index that more closely reflects the Series’ current investment strategies. As with all mutual funds, past performance is not necessarily an indication of how the Series will perform in the future.

The performance figures do not reflect fees and expenses associated with an investment in variable insurance products through which shares of the Series are purchased, and, if such fees and expenses were reflected, the performance figures would be lower. Shares of the Series are available only through the purchase of such products.

Average Annual Total Returns (For the periods ended December 31, 2011)

	1 Year	5 Years	10 Years
Series D	[ ]	[ ]	[ ]
MSCI EAFE Equal Weighted Index [1] (reflects no deductions for fees, expenses, or taxes)	[ ]	[ ]	[ ]
MSCI World Index (reflects no deductions for fees, expenses, or taxes)	[ ]	[ ]	[ ]

[1]

Effective May 2, 2011, the Fund changed its name and principal investment strategy. As a result of the investment strategy change, the Fund’s new benchmark is the MSCI EAFE Equal Weighted Index. The MSCI EAFE Equal Weighted Index inception date is January 22, 2008 and therefore index performance for certain time periods is not available. The Fund's performance was previously compared to the MSCI World Index.

Management of the Series —

Investment Manager. Security Investors, LLC, also known as Guggenheim Investments (the “Investment Manager”), serves as the investment manager of the Series.

Portfolio Managers. Michael P. Byrum, Michael J. Dellapa and Ryan A. Harder are primarily responsible for the day-to-day management of the Series, and each holds the title “Portfolio Manager” with the Investment Manager; they have co-managed the Series since April 2011.

Purchase and Sale of Series’ Shares — Shares of the Series are purchased primarily by insurance companies for their separate accounts to fund variable life insurance and variable annuity contracts. Investors do not deal directly with the Series to purchase and redeem shares. Please refer to the prospectus for the variable annuity or variable life insurance contract for information on the allocation of premiums and transfers of accumulated value.

Tax Information — Shares of the Series are owned by the insurance companies offering the variable annuity or variable life insurance contract. Please see the prospectus for the variable annuity or variable life insurance contract for information regarding the federal income tax treatment of the insurance contract.

Payments to Insurance Companies and Other Financial Intermediaries — The Series and its related companies may pay financial intermediaries and financial representatives for the sale of Series shares and related services. These payments may create a conflict of interest by influencing the financial intermediary or financial representative to recommend a variable annuity or variable life insurance contract and the Series over another investment. Ask your financial intermediary or financial representative or visit your financial intermediary’s website for more information.

SERIES SUMMARIES

Series E (U.S. Intermediate Bond Series)

Investment Objective — Series E seeks to provide current income.

Fees and Expenses of the Series — This table describes the fees and expenses that you may pay if you buy and hold shares of the Series. The table below does not take into account any of the expenses associated with an investment in variable insurance products offered by participating insurance companies. The Series is available only through the purchase of such products. If such fees and expenses were reflected, the overall expenses would be higher.

Shareholder Fees (fees paid directly from your investment)

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None

Annual Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management fees	0.75%
Other expenses	[	]
Total annual fund operating expenses	[	]
Fee waiver (and/or expense reimbursement)[1]	[	]
Total annual fund operating expenses after fee waiver (and/or expense reimbursement)	[	]

1	The Investment Manager has contractually agreed through [ ] to waive fees and/or reimburse Series expenses to the extent necessary to limit the ordinary operating expenses (exclusive of brokerage costs, dividends on securities sold short, acquired fund fees and expenses, interest, taxes, litigation, indemnification, and extraordinary expenses) (“Operating Expenses”) of the Series to the annual percentage of [ ]% of average daily net assets of the Series. The Series may have “Total annual operating expenses after fee waiver” greater than the expense cap as a result of any acquired fund fees and expenses or other expenses that are excluded from the calculation. The Investment Manager is entitled to reimbursement by the Series of fees waived or expenses reimbursed during any of the previous 36 months beginning on the date of the expense limitation agreement. The agreement will expire when it reaches its termination or when the investment adviser ceases to serve as such (subject to recoupment rights).

Example. This Example is intended to help you compare the cost of investing in the Series with the cost of investing in other mutual funds. It does not reflect separate account or insurance contract fees and charges, which if reflected would increase expenses.

The Example assumes that you invest $10,000 in the Series for the time periods indicated and reflects expenses whether or not you redeem your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Series’ operating expenses remain the same. Although the actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
[ ]	[ ]	[ ]	[ ]

Portfolio Turnover. The Series pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction. These costs, which are not reflected in annual operating expenses or in the example, affect the Series’ performance. During the most recent fiscal year, the Series’ portfolio turnover rate was [ ]% of the average value of its portfolio.

Principal Investment Strategies — In pursuit of its objective, the Series will invest, under normal market conditions, at least 80% of its net assets in investment grade fixed income securities (i.e., rated in the top four long-term rating categories by a nationally recognized statistical rating organization or, if unrated, determined by Security Investors, LLC, also known as Guggenheim Investments (the “Investment Manager”), to be of comparable quality). Such fixed income securities may include, without limitation, corporate bonds and other corporate debt securities, securities issued by the U.S. government or its agencies and instrumentalities, and mortgage-backed and asset-backed securities. The Investment Manager will attempt to maintain a dollar-weighted average duration of 3 to 4.5 years in managing the Series’ portfolio.

While the Series will invest primarily in domestic fixed income securities, it also may invest in dollar-denominated fixed income securities issued by foreign issuers. Consistent with its investment objective and principal investment strategies, the Series also may invest in debt securities that are not investment grade (also known as “high yield/high risk securities” or “junk bonds”) or securities that include limitations on resale (“restricted securities”). Further, the Series may enter into derivative instruments such as futures contracts, options on futures contracts, options on securities, and credit derivative instruments for purposes of enhancing income, hedging risks posed by other portfolio holdings, or as a substitute for investing, purchasing or selling securities.

The Investment Manager uses a combination of a qualitative top-down approach in reviewing growth trends based upon several fixed income factors, such as bond spreads and interest rates, along with a quantitative fundamental bottom-up approach in selecting asset classes and securities. The Investment Manager analyzes broad economic growth trends in the selection of duration weighting and construction and then uses credit analysis and relative value in selecting securities. The Investment Manager’s credit analysis includes looking at factors such as an issuer’s management experience, cash flow, position in its market, capital structure, general economic factors and market conditions, as well as global market conditions.

To determine the relative value of a security, the Investment Manager compares the credit risk and yield of the security to the credit risk and yield of other securities of the same or another asset class. Higher quality securities tend to have lower yields than lower quality securities. Based upon current market conditions, the Investment Manager will consider the relative risks and rewards of various asset classes and securities in selecting securities for the Series.

The Investment Manager may determine to sell a security (1) if it can purchase a security with a better relative value; (2) if a security’s credit rating has been changed or there is a change in fundamentals; (3) if it believes diversification of the Series is compromised due to mergers or acquisitions; or (4) to meet redemption requests, among other reasons.

Under adverse or unstable market conditions, the Series could invest some or all of its assets in cash, fixed-income securities, government bonds, money market securities, or repurchase agreements. Although the Series would do this only in seeking to avoid losses, the Series may be unable to pursue its investment objective during that time and it could reduce the benefit from any upswing in the market.

Principal Risks — The value of an investment in the Series will fluctuate and is subject to investment risks, which means investors could lose money. The principal risks of investing in the Series are listed below.

Asset-Backed and Mortgage-Backed Securities Risk. Investors in asset-backed securities, including mortgage-backed securities, generally receive payments that are part interest and part return of principal. These payments may vary based on the rate at which the underlying borrowers pay off their loans. Some asset-backed securities, including mortgage-backed securities, may have structures that make their reaction to interest rates and other factors difficult to predict, making their prices very volatile and they are subject to liquidity risk.

Credit Derivative Transactions Risk. Credit derivative instruments may involve special risks because they are difficult to value and typically are highly susceptible to credit risk and may be difficult to sell. In addition, credit default swap transactions may involve greater risks than if a Series had invested in the reference obligation directly.

Credit Risk. The Series could lose money if the issuer of a bond or a counterparty to a derivatives transaction is unable to repay interest and principal on time or defaults. The issuer of a bond could also suffer a decrease in quality rating, which would affect the volatility and liquidity of the bond.

Foreign Securities Risk. Foreign securities carry additional risks when compared to U.S. securities, including currency fluctuations, adverse political and economic developments, unreliable or untimely information, less liquidity, limited legal recourse and higher transactional costs.

High Yield Securities Risk. Higher yielding, below investment grade and other high risk debt securities may present additional risk because these securities may be less liquid and present more credit risk than investment grade bonds. The price of high yield securities tends to be more susceptible to issuer-specific operating results and outlook and to real or perceived adverse economic and competitive industry conditions.

Interest Rate Risk. Investments in fixed-income securities are subject to the possibility that interest rates could rise sharply, causing the value of the Series’ securities and share price to decline. Fixed income securities with longer durations are subject to more volatility than those with shorter durations.

Liquidity Risk. Investments are subject to liquidity risk when they are difficult to purchase or sell.

Management Risk. The Series is actively managed. There is no guarantee that the investment strategies will be successful.

Market Risk. The market value of the securities held by the Series may fluctuate as a result of factors affecting individual companies or other factors such as changing economic, political or financial market conditions. Moreover, changing economic, political or financial market conditions in one country or geographic region could adversely impact the market value of the securities held by the Series in a different country or geographic region.

Options and Futures Risk. Options and futures may sometimes reduce returns or increase volatility. They also may entail transactional expenses.

Prepayment Risk. Securities subject to prepayment risk generally offer less potential for gains when interest rates decline, because issuers of the securities may be able to prepay the principal due on the securities, and may offer a greater potential for loss when interest rates rise.

Regulatory and Legal Risk. U.S. and other regulators and governmental agencies may implement additional regulations and legislators may pass new laws that affect the investments held by the Series, the strategies used by the Series or the level of regulation applying to the Series (such as regulations related to investments in derivatives). These may impact the investment strategies, performance, costs and operations of the Series.

Restricted Securities Risk. Restricted securities generally cannot be sold to the public and may involve a high degree of business, financial and liquidity risk, which may result in substantial losses to the Series.

Performance Information — The following chart and table provide some indication of the risks of investing in the Series by showing changes in the Series’ share performance from year to year and by showing how the Series’ average annual returns for one, five, and ten years have compared to those of a broad measure of market performance. As with all mutual funds, past performance is not necessarily an indication of how the Series will perform in the future.

The performance figures do not reflect fees and expenses associated with an investment in variable insurance products through which shares of the Series are purchased, and, if such fees and expenses were reflected, the performance figures would be lower. Shares of the Series are available only through the purchase of such products.

Average Annual Total Returns (For the periods ended December 31, 2011)

	1 Year		5 Years		10 Years
Series E	[	]	[	]	[	]
Barclays Capital Intermediate U.S. Government/Credit Index
(reflects no deductions for fees, expenses, or taxes)	[	]	[	]	[	]

Management of the Series —

Investment Manager. Security Investors, LLC, also known as Guggenheim Investments (the “Investment Manager”), serves as the investment manager of the Series.

Portfolio Manager. Daniel Portanova is primarily responsible for the day-to-day management of the Series and holds the title “Portfolio Manager” with the Investment Manager. He has managed the Series since November 2008.

Purchase and Sale of Series’ Shares — Shares of the Series are purchased primarily by insurance companies for their separate accounts to fund variable life insurance and variable annuity contracts. Investors do not deal directly with the Series to purchase and redeem shares. Please refer to the prospectus for the variable annuity or variable life insurance contract for information on the allocation of premiums and transfers of accumulated value.

Tax Information — Shares of the Series are owned by the insurance companies offering the variable annuity or variable life insurance contract. Please see the prospectus for the variable annuity or variable life insurance contract for information regarding the federal income tax treatment of the insurance contract.

Payments to Insurance Companies and Other Financial Intermediaries — The Series and its related companies may pay financial intermediaries and financial representatives for the sale of Series shares and related services. These payments may create a conflict of interest by influencing the financial intermediary or financial representative to recommend a variable annuity or variable life insurance contract and the Series over another investment. Ask your financial intermediary or financial representative or visit your financial intermediary’s website for more information.

SERIES SUMMARIES

Series J (Mid Cap Growth Series)

Investment Objective — Series J seeks capital appreciation.

Fees and Expenses of the Series — This table describes the fees and expenses that you may pay if you buy and hold shares of the Series. The table below does not take into account any of the expenses associated with an investment in variable insurance products offered by participating insurance companies. The Series is available only through the purchase of such products. If such fees and expenses were reflected, the overall expenses would be higher.

Shareholder Fees (fees paid directly from your investment)

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None

Annual Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management fees	0.75%
Other expenses	[	]
Total annual fund operating expenses	[	]

Example. This Example is intended to help you compare the cost of investing in the Series with the cost of investing in other mutual funds. It does not reflect separate account or insurance contract fees and charges, which if reflected would increase expenses.

The Example assumes that you invest $10,000 in the Series for the time periods indicated and reflects expenses whether or not you redeem your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Series’ operating expenses remain the same. Although the actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
[ ]	[ ]	[ ]	[ ]

Portfolio Turnover. The Series pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual operating expenses or in the example, affect the Series’ performance. During the most recent fiscal year, the Series’ portfolio turnover rate was [ ]% of the average value of its portfolio.

Principal Investment Strategies — Series J pursues its objective by investing, under normal market conditions, at least 80% of its net assets (plus borrowings for investment purposes) in a diversified portfolio of equity securities, which include common stocks, rights, options, warrants, convertible debt securities, and American Depositary Receipts (“ADRs”), that, when purchased, have market capitalizations that are usually within the range of companies in the Russell Mid Cap Growth Index. Although a universal definition of mid-capitalization companies does not exist, for purposes of this fund, the Series generally defines mid-capitalization companies as those whose market capitalization is similar to the market capitalization of companies in the Russell Mid Cap Growth Index, which is an unmanaged index measuring the performance of the mid cap growth segment of the U.S. equity universe and which includes companies with higher price-to-book ratios and higher forecasted growth values.

Security Investors, LLC, also known as Guggenheim Investments (the “Investment Manager”), uses a combination of a qualitative top-down approach in reviewing growth trends that is based upon several fixed income factors, such as bond spreads and interest rates, along with a quantitative fundamental bottom-up approach in selecting growth stocks. The Investment Manager chooses portfolio securities that it believes are attractively valued with the greatest potential for appreciation and may invest in a limited number of industries or industry sectors. The Investment Manager identifies the securities of companies that it believes are in the early to middle stages of growth and are valued at a reasonable price. Equity securities considered to have appreciation potential may include securities of smaller and less mature companies which have unique proprietary products or profitable market niches and the potential to grow very rapidly.

The Series also may invest a portion of its assets in derivatives, including options and futures contracts. These instruments may be used to hedge the Series’ portfolio, to increase returns or to maintain exposure to the equity markets.

The Series may actively trade its investments without regard to the length of time they have been owned by the Series, which results in higher portfolio turnover.

The Series may, from time to time, invest a portion of its assets in technology stocks.

The Series may invest in a variety of investment vehicles, including those that seek to track the composition and performance of a specific index, such as exchange traded funds (“ETFs”) and other mutual funds. The Series may use these index-based investments as a way of managing its cash position, to gain exposure to the equity markets, or a particular sector of the equity market, while maintaining liquidity. Certain investment vehicles’ securities and other securities in which the Series may invest are restricted securities, which may be illiquid.

The Series typically sells a stock if its growth prospects diminish, or if better opportunities become available.

Under adverse or unstable market conditions, the Series could invest some or all of its assets in cash, fixed-income securities, government bonds, money market securities, or repurchase agreements. Although the Series would do this only in seeking to avoid losses, the Series may be unable to pursue its investment objective during that time and it could reduce the benefit from any upswing in the market.

Principal Risks — The value of an investment in the Series will fluctuate and is subject to investment risks, which means investors could lose money. The principal risks of investing in the Series are listed below.

Active Trading Risk. Active trading, also called “high turnover,” may have a negative impact on performance. Active trading may result in higher brokerage costs or mark-up charges, which are ultimately passed on to shareholders of the Series.

Convertible Securities Risk. The value of convertible securities tends to decline as interest rates increase. Convertible securities generally offer lower interest or dividend yields than non-convertible securities of similar quality. The Series could lose money if the issuer of a convertible security is unable to meet its financial obligations or goes bankrupt.

Equity Derivatives Risk. Equity derivatives may pose risks in addition to those associated with investing directly in securities or other investments, including illiquidity of the equity derivative, imperfect correlations with underlying investments or the Series’ other portfolio holdings, lack of availability and the counterparty risk.

Equity Securities Risk. Equity securities include common stocks and other equity securities (and securities convertible into stocks), and the prices of equity securities fluctuate in value more than other investments. They reflect changes in the issuing company’s financial condition and changes in the overall market. Common stocks generally represent the riskiest investment in a company. The Series may lose a substantial part, or even all, of its investment in a company’s stock. Growth stocks may be more volatile than value stocks.

Foreign Securities Risk. Foreign securities, including investments in foreign securities through ADRs, carry additional risks when compared to U.S. securities, including currency fluctuations, adverse political and economic developments, unreliable or untimely information, less liquidity, limited legal recourse and higher transactional costs.

Growth Stocks Risk. Growth stocks typically invest a high portion of their earnings back into their business and may lack the dividend yield that could cushion their decline in a market downturn. Growth stocks may be more volatile than other stocks because they are more sensitive to investor perceptions regarding the growth potential of the issuing company.

Index Risk. Investments intended to track a benchmark index may not have performance that corresponds with the performance of the benchmark index for any period of time and may underperform the overall stock market.

Investment in Investment Vehicles Risk. Investing in other investment vehicles, including ETFs and other mutual funds, subjects the Series to those risks affecting the investment vehicle, including the possibility that the value of the underlying securities held by the investment vehicle could decrease. Moreover, the Series and its shareholders will incur its pro rata share of the underlying vehicles’ expenses.

Leverage Risk. The Series’ use of leverage through derivatives may cause the Series to be more volatile than if it had not been leveraged. Leverage can arise through the use of derivatives.

Liquidity Risk. Investments are subject to liquidity risk when they are difficult to purchase or sell.

Management Risk. The Series is actively managed. There is no guarantee that the investment strategies will be successful.

Market Risk. The market value of the securities held by the Series may fluctuate as a result of factors affecting individual companies or other factors such as changing economic, political or financial market conditions. Moreover, changing economic, political or financial market conditions in one country or geographic region could adversely impact the market value of the securities held by the Series in a different country or geographic region.

Options and Futures Risk. Options and futures may sometimes reduce returns or increase volatility. They also may entail transactional expenses.

Overweighting Risk. Overweighting investments in certain sectors or industries of the stock market increases the risk that the Series will suffer a loss because of general declines in the prices of stocks in those sectors or industries.

Regulatory and Legal Risk. U.S. and other regulators and governmental agencies may implement additional regulations and legislators may pass new laws that affect the investments held by the Series, the strategies used by the Series or the level of regulation applying to the Series (such as regulations related to investments in derivatives). These may impact the investment strategies, performance, costs and operations of the Series.

Restricted Securities Risk. Restricted securities generally cannot be sold to the public and may involve a high degree of business and financial risk, which may result in substantial losses to the Series.

Smaller Companies Risk. The securities of smaller companies are subject to greater volatility, especially during periods of economic uncertainty. These risks are likely to be greater for micro-cap companies.

Technology Stocks Risk. Stocks of companies involved in the technology sector may be very volatile.

Performance Information — The following chart and table provide some indication of the risks of investing in the Series by showing changes in the Series’ share performance from year to year and by showing how the Series’ average annual returns for one, five, and ten years have compared to those of a broad measure of market performance. As with all mutual funds, past performance is not necessarily an indication of how the Series will perform in the future.

The performance figures do not reflect fees and expenses associated with an investment in variable insurance products through which shares of the Series are purchased, and, if such fees and expenses were reflected, the performance figures would be lower. Shares of the Series are available only through the purchase of such products.

Average Annual Total Returns (For the periods ended December 31, 2011)

	1 Year	5 Years	10 Years
Series J	[]	[]	[]
Russell Midcap Index (reflects no deductions for fees, expenses, or taxes)	[]	[]	[]

Management of the Series —

Investment Manager. Security Investors, LLC, also known as Guggenheim Investments (the “Investment Manager”), serves as the investment manager of the Series.

Portfolio Manager. Joseph O’Connor is primarily responsible for the day-to-day management of the Series and holds the title “Portfolio Manager” with the Investment Manager. He has managed the Series since February 2008.

Purchase and Sale of Series’ Shares — Shares of the Series are purchased primarily by insurance companies for their separate accounts to fund variable life insurance and variable annuity contracts. Investors do not deal directly with the Series to purchase and redeem shares. Please refer to the prospectus for the variable annuity or variable life insurance contract for information on the allocation of premiums and transfers of accumulated value.

Tax Information — Shares of the Series are owned by the insurance companies offering the variable annuity or variable life insurance contract. Please see the prospectus for the variable annuity or variable life insurance contract for information regarding the federal income tax treatment of the insurance contract.

Payments to Insurance Companies and Other Financial Intermediaries — The Series and its related companies may pay financial intermediaries and financial representatives for the sale of Series shares and related services. These payments may create a conflict of interest by influencing the financial intermediary or financial representative to recommend a variable annuity or variable life insurance contract and the Series over another investment. Ask your financial intermediary or financial representative or visit your financial intermediary’s website for more information.

SERIES SUMMARIES

Series N (Managed Asset Allocation Series)

Investment Objective — Series N seeks to provide growth of capital and, secondarily, preservation of capital.

Fees and Expenses of the Series — This table describes the fees and expenses that you may pay if you buy and hold shares of the Series. The table below does not take into account any of the expenses associated with an investment in variable insurance products offered by participating insurance companies. The Series is available only through the purchase of such products. If such fees and expenses were reflected, the overall expenses would be higher.

Shareholder Fees (fees paid directly from your investment)

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None

Annual Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management fees	1.00%
Other expenses	[ ]
Acquired fund fees and expenses	[ ]
Total annual fund operating expenses	[ ]

Example. This Example is intended to help you compare the cost of investing in the Series with the cost of investing in other mutual funds. It does not reflect separate account or insurance contract fees and charges, which if reflected would increase expenses.

The Example assumes that you invest $10,000 in the Series for the time periods indicated and reflects expenses whether or not you redeem your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Series’ operating expenses remain the same. Although the actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
[ ]	[]	[ ]	[ ]

Portfolio Turnover. The Series pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual operating expenses or in the example, affect the Series’ performance. During the most recent fiscal year, the Series’ portfolio turnover rate was [ ]% of the average value of its portfolio.

Principal Investment Strategies — The Series seeks to achieve its investment objective by investing principally in equity, fixed income and money market assets through investing in a diversified portfolio of futures contracts and exchange-traded funds (“ETFs”) and other pooled investment vehicles of major equity indexes and fixed income indexes (“underlying funds”). The precise allocation to equity and fixed income assets will depend on the outlook of Security Investors, LLC, also known as Guggenheim Investments (the “Investment Manager”), for each asset class.

Under normal market conditions, the Series’ investments are expected to achieve a moderate allocation of equity, fixed income and money market assets in approximately the following amounts: (1) 60% of assets in equity securities, which may include stock of small capitalization U.S. companies (5%), mid capitalization U.S. companies (10%), large capitalization U.S. companies (30%) and non-U.S. companies (15%); (2) 35% of assets in fixed income securities, which may include short (10%) and long (25%) term corporate and government bonds; and (3) 5% of assets in cash. However, the Investment Manager intends to utilize dynamic asset allocation techniques that will allow rapid shifts between asset classes to attempt to exploit current market trends, and the Series may invest fully in any asset class at any time. Moreover, the Investment Manager may change the Series’ asset class allocation, the underlying funds or weightings without shareholder notice. The Series’ investments will, under normal market conditions, be rebalanced quarterly toward the moderate allocation discussed above.

The Investment Manager determines the Series’ asset allocation through the analysis of multiple proprietary factors that impact each asset class. An outlook for each asset is based on risk and return expectations. Once an outlook is established, the Series’ assets are allocated through proprietary techniques using a risk management process that adapts to different market trends and dynamically shifts allocations to exploit the current market environment. Asset classes are evaluated independently.

The Series is expected to implement its investment strategies by investing in ETFs, including affiliated ETFs of the Investment Manager, and other pooled investment vehicles. Further, the Series intends to use derivative instruments such as futures contracts, options on futures contracts, options on securities, forward currency contracts and credit derivative instruments for purposes of enhancing income, hedging risks posed by other portfolio holdings, or as a substitute for investing, purchasing or selling securities or other assets.

Certain of the Series’ derivatives investments may be traded in the over-the-counter (“OTC”) market. In an effort to ensure that the Series has the desired positioning on a day-to-day basis, the Series may conduct any necessary trading activity at or just prior to the close of the U.S. financial markets.

Under adverse or unstable market conditions, the Series could invest some or all of its assets in cash, fixed-income securities, government bonds, money market securities, or repurchase agreements. Although the Series would do this only in seeking to avoid losses, the Series may be unable to pursue its investment objective during that time and it could reduce the benefit from any upswing in the market.

Principal Risks — The value of an investment in the Series will fluctuate and is subject to investment risks, which means investors could lose money. The principal risks of investing in the Series are listed below.

Active Trading Risk. Active trading, also called “high turnover,” may have a negative impact on performance. Active trading may result in higher brokerage costs or mark-up charges, which are ultimately passed on to shareholders of the Series.

Conflicts of Interest Risk. The Investment Manager will have the authority to select and substitute underlying funds. The Investment Manager is subject to conflicts of interest in doing so when it allocates Series assets among the various underlying funds, both because the fees payable to it by some underlying funds may be higher than the fees payable by other underlying funds and because the Investment Manager or an affiliate may also be responsible for managing affiliated underlying funds.

Credit Derivative Transactions Risk. Credit derivative instruments may involve special risks because they are difficult to value and typically are highly susceptible to credit risk and may be difficult to sell. In addition, credit default swap transactions may involve greater risks than if the Series had invested in the reference obligation directly.

Credit Risk. The Series could lose money if the issuer of a bond or a counterparty to a derivatives transaction or other transaction is unable to repay interest and principal on time or defaults. The issuer of a bond could also suffer a decrease in quality rating, which would affect the volatility and liquidity of the bond.

Currency Risk. Indirect and direct exposure to foreign currencies subjects the Series to the risk that those currencies will decline in value relative to the U.S. Dollar, which would cause a decline in the U.S. value of the holdings of the Series. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates and the imposition of currency controls or other political, economic and tax developments in the U.S. or abroad.

Derivatives Risk. Derivatives may pose risks in addition to those associated with investing directly in securities or other investments, including limited ability to enter into or unwind a position, imperfect correlations with underlying investments or the Series’ other portfolio holdings, lack of availability and the risk that the counterparty may default on its obligations.

Equity Securities Risk. Equity securities include common stocks and other equity securities (and securities convertible into stocks), and the prices of equity securities fluctuate in value more than other investments. They reflect changes in the issuing company’s financial condition and changes in the overall market. Common stocks generally represent the riskiest investment in a company. The Series may lose a substantial part, or even all, of its investment in a company’s stock. Growth stocks may be more volatile than value stocks.

Fund of Funds Risk. By investing in the underlying funds indirectly through the Series, an investor will incur not only a proportionate share of the expenses of the underlying funds held by the Series (including operating costs and management fees), but also expenses of the Series. Consequently, an investment in the Series entails more direct and indirect expenses than a direct investment in the underlying funds.

Options and Futures Risk. Options and futures may sometimes reduce returns or increase volatility. They also may entail transactional expenses.

Foreign Securities Risk. Foreign securities carry additional risks when compared to U.S. securities, including currency fluctuations, adverse political and economic developments, unreliable or untimely information, less liquidity, limited legal recourse and higher transactional costs.

Index Risk. Investments intended to track a benchmark index may not have performance that corresponds with the performance of the benchmark index for any period of time and may underperform the overall stock market.

Interest Rate Risk. Investments in fixed-income securities are subject to the possibility that interest rates could rise sharply, causing the value of the Series’ securities and share price to decline. Fixed-income securities with longer durations are subject to more volatility than those with shorter durations.

Investment in Investment Vehicles Risk. Investing in other investment vehicles, including ETFs and other funds, subjects the Series to those risks affecting the investment vehicle, including the possibility that the value of the underlying securities held by the investment vehicle could decrease. Moreover, the Series and its shareholders will incur its pro rata share of the underlying vehicles’ expenses.

Large-Capitalization Securities Risk. The Series is subject to the risk that large-capitalization stocks may underperform other segments of the equity market or the equity market as a whole.

Leverage Risk. The Series’ use of leverage through derivatives may cause the Series to be more volatile than if it had not been leveraged. Leverage can arise through the use of derivatives.

Liquidity Risk. Investments are subject to liquidity risk when they are difficult to purchase or sell.

Management Risk. The Series is actively managed. There is no guarantee that the investment strategies will be successful. In addition, the Investment Manager allocates the Series’ assets among various underlying funds. These allocations may be unsuccessful in maximizing the Series’ return and/or avoiding investment losses, and may cause the Series to underperform other funds with a similar strategy.

Market Risk. The market value of the securities held by the Series may fluctuate as a result of factors affecting individual companies or other factors such as changing economic, political or financial market conditions. Moreover, changing economic, political or financial market conditions in one country or geographic region could adversely impact the market value of the securities held by the Series in a different country or geographic region.

OTC Trading Risk. Certain of the derivatives in which the Series and certain of the underlying funds may invest may be traded (and privately negotiated) in the OTC market. While the OTC derivatives market is the primary trading venue for many derivatives, it is largely unregulated. As a result and similar to other privately negotiated contracts, the Series is subject to counterparty credit risk with respect to such derivative contracts.

Overweighting Risk. Overweighting investments in certain sectors or industries of the stock market increases the risk that the Series will suffer a loss because of general declines in the prices of stocks in those sectors or industries.

Prepayment Risk. Securities subject to prepayment risk generally offer less potential for gains when interest rates decline, because issuers of the securities may be able to prepay the principal due on the securities, and may offer a greater potential for loss when interest rates rise.

Regulatory and Legal Risk. U.S. and other regulators and governmental agencies may implement additional regulations and legislators may pass new laws that affect the investments held by the Series, the strategies used by the Series or the level of regulation applying to the Series (such as regulations related to investments in derivatives). These may impact the investment strategies, performance, costs and operations of the Series.

Smaller Companies Risk. The securities of smaller companies are subject to greater volatility, especially during periods of economic uncertainty. These risks are likely to be greater for micro-cap companies.

Tracking Error Risk. The Investment Manager may not be able to cause certain of the underlying funds’ performance to match or correlate to that of the underlying funds’ respective underlying index or benchmark, either on a daily or aggregate basis. Factors such as underlying fund expenses, imperfect correlation between an underlying fund’s investments and those of its underlying index or underlying benchmark, rounding of share prices, changes to the composition of the underlying index or underlying benchmark, regulatory policies, high portfolio turnover rate, and the use of leverage all contribute to tracking error. Tracking error may cause an underlying fund’s and, thus the Series’, performance to be less than you expect.

Performance Information — The following chart and table provide some indication of the risks of investing in the Series by showing changes in the Series’ share performance from year to year and by showing how the Series’ average annual returns for one, five, and ten years have compared to those of a broad measure of market performance and a group of indices with similar investment characteristics. As with all mutual funds, past performance is not necessarily an indication of how the Series will perform in the future.

The performance figures do not reflect fees and expenses associated with an investment in variable insurance products through which shares of the Series are purchased, and, if such fees and expenses were reflected, the performance figures would be lower. Shares of the Series are available only through the purchase of such products.

Effective April [•], 2012, certain changes were made to the Series’ principal investment strategies and fees and expenses. Moreover, the Investment Manager assumed portfolio management responsibilities from the prior investment sub-adviser.

Average Annual Total Returns (For the periods ended December 31, 2011)

	1 Year	5 Years	10 Years
Series N	[ ]	[ ]	[ ]

S&P 500 Index (reflects no deductions for fees, expenses, or taxes)	[ ]	[ ]	[ ]

Composite 1—Effective 5-1-2012[1] (reflects no deduction for fees, expenses or taxes)	[ ]	[ ]	[ ]

Composite 2—Used prior to 5-1-2012[2] (reflects on deduction for fees, expenses or taxes)	[ ]	[ ]	[ ]

1	25% S&P 500 Index; 2.5% Equal Weight S&P Index; 2.5% Equal Weight Russell 1000 Index; 5% S&P 400 Index; 5% Equal Weight Russell Mid Cap Index; 4% Russell 2000 Index; 1% Equal Weight Russell 2000 Index; 15% EAFE Index; 12.5% 10-year Treasury; 12.5% Barclays US Aggregate Index; 10% 2-year Treasury; and 5% Cash. The benchmark of the Series was changed for the reporting period from Composite 2 to Composite 1, as a result of certian changes to the investment strategies of the Series.
2	60% S&P 500 Index and 40% Barclays Capital U.S. Aggregate Bond Index

Management of the Series —

Investment Manager and Sub-Adviser. Security Investors, LLC, also known as Guggenheim Investments (the “Investment Manager”), serves as the investment manager of the Series.

Portfolio Managers. Matthew Wu is primarily responsible for the day-to-day management of the Series, and holds the title “Portfolio Manager” with the Investment Manager. He has managed the Series since April 2012.

Purchase and Sale of Series’ Shares — Shares of the Series are purchased primarily by insurance companies for their separate accounts to fund variable life insurance and variable annuity contracts. Investors do not deal directly with the Series to purchase and redeem shares. Please refer to the prospectus for the variable annuity or variable life insurance contract for information on the allocation of premiums and transfers of accumulated value.

Tax Information — Shares of the Series are owned by the insurance companies offering the variable annuity or variable life insurance contract. Please see the prospectus for the variable annuity or variable life insurance contract for information regarding the federal income tax treatment of the insurance contract.

Payments to Insurance Companies and Other Financial Intermediaries — The Series and its related companies may pay financial intermediaries and financial representatives for the sale of Series shares and related services. These payments may create a conflict of interest by influencing the financial intermediary or financial representative to recommend a variable annuity or variable life insurance contract and the Series over another investment. Ask your financial intermediary or financial representative or visit your financial intermediary’s website for more information.

SERIES SUMMARIES

Series O (All Cap Value Series)

Investment Objective — Series O seeks long-term growth of capital.

Fees and Expenses of the Series — This table describes the fees and expenses that you may pay if you buy and hold shares of the Series. The table below does not take into account any of the expenses associated with an investment in variable insurance products offered by participating insurance companies. The Series is available only through the purchase of such products. If such fees and expenses were reflected, the overall expenses would be higher.

Shareholder Fees (fees paid directly from your investment)

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None

Annual Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management fees	0.70%
Other expenses	[ ]
Total annual fund operating expenses	[ ]

Example. This Example is intended to help you compare the cost of investing in the Series with the cost of investing in other mutual funds. It does not reflect separate account or insurance contract fees and charges, which if reflected would increase expenses.

The Example assumes that you invest $10,000 in the Series for the time periods indicated and reflects expenses whether or not you redeem your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Series’ operating expenses remain the same. Although the actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
[ ]	[ ]	[ ]	[ ]

Portfolio Turnover. The Series pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction .These costs, which are not reflected in annual operating expenses or in the example, affect the Series’ performance. During the most recent fiscal year, the Series’ portfolio turnover rate was [ ]% of the average value of its portfolio.

Principal Investment Strategies — Series O pursues its objectives by investing, under normal market conditions, at least 80% of its net assets (including any borrowings for investment purposes) in common stocks that, when purchased, have market capitalizations that are usually within the range of companies in the Russell 3000 Value Index, which includes companies with micro to large capitalizations. The Russell 3000 Value Index measures the performance of the broad value segment of the U.S. equity value universe. It includes those Russell 3000 companies with lower price-to-book ratios and lower forecasted growth values.

The Series’ investments include common stocks and may also include rights, warrants, American Depositary Receipts (“ADRs”), preferred stocks, derivatives, including futures and options, convertible debt, and convertible securities of U.S issuers.

Although the Series primarily invests in securities issued by domestic companies, there is no limit in the amount that the Series may invest in securities issued by foreign companies.

At times, the Series may invest in a variety of investment vehicles, including those that seek to track the composition and performance of a specific index, such as exchange traded funds (“ETFs”) and other mutual funds. The Series may use these index-based investments as a way of managing its cash position, or to gain exposure to the equity markets or a particular sector of the equity market, while maintaining liquidity. Certain investment vehicles’ securities and other securities in which the Series may invest are restricted securities, which may be illiquid.

In choosing securities, Security Investors, LLC, also known as Guggenheim Investments (the “Investment Manager”), primarily invests in value-oriented companies. Value-oriented companies are companies that appear to be undervalued relative to assets, earnings, growth potential or cash flows, and may invest in a limited number of industries or industry sectors, including the technology sector. The Investment Manager uses a blend of quantitative analysis and fundamental research to identify securities that appear favorably priced and that may be able to sustain or improve their pre-tax ROIC (Return on Invested Capital) over time. The Series typically sells a security when its issuer is no longer considered a value company, shows deteriorating fundamentals or falls short of the Investment Manager’s expectations, among other reasons.

The Series may invest a portion of its assets in futures contracts, options on futures contracts, and options on securities to hedge the Series’ portfolio, to maintain exposure to the equity markets, or to increase returns.

Under adverse or unstable market conditions, the Series could invest some or all of its assets in cash, fixed-income securities, government bonds, money market securities, or repurchase agreements. Although the Series would do this only in seeking to avoid losses, the Series may be unable to pursue its investment objective during that time and it could reduce the benefit from any upswing in the market.

Principal Risks — The value of an investment in the Series will fluctuate and is subject to investment risks, which means investors could lose money. The principal risks of investing in the Series are listed below.

Convertible Securities Risk. The value of convertible securities tends to decline as interest rates increase. Convertible securities generally offer lower interest or dividend yields than non-convertible securities of similar quality. The Series could lose money if the issuer of a convertible security is unable to meet its financial obligations or goes bankrupt.

Equity Derivatives Risk. Equity derivatives may pose risks in addition to those associated with investing directly in securities or other investments, including illiquidity of the equity derivative, imperfect correlations with underlying investments or the Series’ other portfolio holdings, lack of availability and counterparty risk.

Equity Securities Risk. Equity securities include common stocks and other equity securities (and securities convertible into stocks), and the prices of equity securities fluctuate in value more than other investments. They reflect changes in the issuing company’s financial condition and changes in the overall market. Common stocks generally represent the riskiest investment in a company. The Series may lose a substantial part, or even all, of its investment in a company’s stock. Growth stocks may be more volatile than value stocks.

Foreign Securities Risk. Foreign securities, including investments in foreign securities through ADRs, carry additional risks when compared to U.S. securities, including currency fluctuations, adverse political and economic developments, unreliable or untimely information, less liquidity, limited legal recourse and higher transactional costs.

Index Risk. Investments intended to track a benchmark index may not have performance that corresponds with the performance of the benchmark index for any period of time and may underperform the overall stock market.

Investment in Investment Vehicles Risk. Investing in other investment vehicles, including ETFs and other mutual funds, subjects the Series to those risks affecting the investment vehicle, including the possibility that the value of the underlying securities held by the investment vehicle could decrease. Moreover, the Series and its shareholders will incur its pro rata share of the underlying vehicles’ expenses.

Leverage Risk. The Series’ use of leverage through derivatives may cause the Series to be more volatile than if it had not been leveraged. Leverage can arise through the use of derivatives.

Liquidity Risk. Investments are subject to liquidity risk when they are difficult to purchase or sell.

Management Risk. The Series is actively managed. There is no guarantee that the investment strategies will be successful.

Market Risk. The market value of the securities held by the Series may fluctuate as a result of factors affecting individual companies or other factors such as changing economic, political or financial market conditions. Moreover, changing economic, political or financial market conditions in one country or geographic region could adversely impact the market value of the securities held by the Series in a different country or geographic region.

Preferred Securities Risk. Preferred securities are subject to issuer-specific and market risks applicable to equity securities and generally fluctuate in value more than bonds.

Regulatory and Legal Risk. U.S. and other regulators and governmental agencies may implement additional regulations and legislators may pass new laws that affect the investments held by the Series, the strategies used by the Series or the level of regulation applying to the Series (such as regulations related to investments in derivatives). These may impact the investment strategies, performance, costs and operations of the Series.

Restricted Securities Risk. Restricted securities generally cannot be sold to the public and may involve a high degree of business and financial risk, which may result in substantial losses to the Series.

Smaller Companies Risk. The securities of smaller companies are subject to greater volatility, especially during periods of economic uncertainty. These risks are likely to be greater for micro-cap companies.

Value Stocks Risk. Value stocks are subject to the risk that the intrinsic value of the stock may never be realized by the market or that the price goes down.

Performance Information — The following chart and table provide some indication of the risks of investing in the Series by showing changes in the Series’ share performance from year to year and by showing how the Series’ average annual returns for one, five, and ten years have compared to those of a broad measure of market performance. As with all mutual funds, past performance is not necessarily an indication of how the Series will perform in the future.

The performance figures do not reflect fees and expenses associated with an investment in variable insurance products through which shares of the Series are purchased, and, if such fees and expenses were reflected, the performance figures would be lower. Shares of the Series are available only through the purchase of such products.

Average Annual Total Returns (For the periods ended December 31, 2011)

	1 Year	5 Years	10 Years
Series O	[ ]	[ ]	[ ]
Russell 3000 Value Index (reflects no deductions for fees, expenses, or taxes)	[ ]	[ ]	[ ]

Management of the Series —

Investment Manager. Security Investors, LLC, also known as Guggenheim Investments (the “Investment Manager”), serves as the investment manager of the Series.

Portfolio Managers. James Schier and Mark Mitchell are primarily responsible for the day-to-day management of the Series, and each holds the title “Portfolio Manager” with the Investment Manager. They have managed the Series since August 2008.

Purchase and Sale of Series’ Shares — Shares of the Series are purchased primarily by insurance companies for their separate accounts to fund variable life insurance and variable annuity contracts. Investors do not deal directly with the Series to purchase and redeem shares. Please refer to the prospectus for the variable annuity or variable life insurance contract for information on the allocation of premiums and transfers of accumulated value.

Tax Information — Shares of the Series are owned by the insurance companies offering the variable annuity or variable life insurance contract. Please see the prospectus for the variable annuity or variable life insurance contract for information regarding the federal income tax treatment of the insurance contract.

Payments to Insurance Companies and Other Financial Intermediaries — The Series and its related companies may pay financial intermediaries and financial representatives for the sale of Series shares and related services. These payments may create a conflict of interest by influencing the financial intermediary or financial representative to recommend a variable annuity or variable life insurance contract and the Series over another investment. Ask your financial intermediary or financial representative or visit your financial intermediary’s website for more information.

SERIES SUMMARIES

Series P (High Yield Series)

Investment Objective — Series P seeks high current income. Capital appreciation is a secondary objective.

Fees and Expenses of the Series — This table describes the fees and expenses that you may pay if you buy and hold shares of the Series. The table below does not take into account any of the expenses associated with an investment in variable insurance products offered by participating insurance companies. The Series is available only through the purchase of such products. If such fees and expenses were reflected, the overall expenses would be higher.

Shareholder Fees (fees paid directly from your investment)

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None

Annual Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management fees	0.75%
Other expenses	[ ]
Total annual fund operating expenses	[ ]

Example. This Example is intended to help you compare the cost of investing in the Series with the cost of investing in other mutual funds. It does not reflect separate account or insurance contract fees and charges, which if reflected would increase expenses.

The Example assumes that you invest $10,000 in the Series for the time periods indicated and reflects expenses whether or not you redeem your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Series’ operating expenses remain the same. Although the actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
[ ]	[ ]	[ ]	[ ]

Portfolio Turnover. The Series pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction. These costs, which are not reflected in annual operating expenses or in the example, affect the Series’ performance. During the most recent fiscal year, the Series’ portfolio turnover rate was [ ]% of the average value of its portfolio.

Principal Investment Strategies — Series P pursues its objective by investing, under normal market conditions, at least 80% of its net assets (including any borrowings for investment purposes) in a broad range of high yield, high risk debt securities rated below the top four long-term rating categories by a nationally recognized statistical rating organization or, if unrated, determined by Security Investors, LLC, also known as Guggenheim Investments (the “Investment Manager”), to be of comparable quality (also known as “junk bonds”). These debt securities may include, without limitation: corporate bonds and notes, convertible securities, mortgage-backed and asset-backed securities, and senior secured floating rate corporate loans (“syndicated bank loans”). The Series also may invest in a variety of investment vehicles that seek to track the performance of a specific index, such as exchange traded funds (“ETFs”) and other mutual funds. The Series may invest up to 10% of its net assets in securities that are in default at the time of purchase. The debt securities in which the Series invests will primarily be domestic securities, but may also include dollar denominated foreign securities. The Series’ dollar-weighted average maturity is generally expected to be between 3 and 15 years.

The Series may purchase and sell options and futures contracts. These instruments may be used to hedge the Series’ portfolio, to enhance income or as a substitute for purchasing or selling securities. The Series may also invest in restricted securities. In addition, the Series may invest in other types of debt securities and credit derivative instruments, enter into interest rate, total return, credit default and index swaps and related cap, floor and collar transactions, purchase and sell securities on a when issued, forward commitment or delayed delivery basis, invest in credit derivative instruments, for purposes of enhancing income, hedging risks posed by other portfolio holdings, or as a substitute for investing, purchasing or selling securities. The Series may also engage in borrowing.

The Investment Manager uses a “bottom-up” approach in selecting high yield securities. The Investment Manager emphasizes rigorous credit analysis and relative value in selecting securities. The Investment Manager’s credit analysis includes looking at factors such as an issuer’s debt service coverage (i.e., its ability to make interest payments on its debt), the issuer’s cash flow, general economic factors and market conditions, and global market conditions.

To determine the relative value of a security, the Investment Manager compares the security’s credit risk and yield to the credit risk and yield of other securities. The Investment Manager looks for securities that appear to be inexpensive relative to other comparable securities and securities that have the potential for an upgrade of their credit rating. A rating upgrade typically would increase the value of the security. In assessing the value of a security, the Investment Manager focuses on an issuer’s management experience, position in its market, and capital structure. The Investment Manager seeks to diversify the Series’ holdings among securities and asset classes.

The Investment Manager may determine to sell a security (1) if it can purchase a security with a better relative value; (2) if a security’s credit rating has been changed; or (3) to meet redemption requests, among other reasons.

Under adverse or unstable market conditions, the Series could invest some or all of its assets in cash, fixed-income securities, government bonds, money market securities, or repurchase agreements. Although the Series would do this only in seeking to avoid losses, the Series may be unable to pursue its investment objective during that time and it could reduce the benefit from any upswing in the market.

Principal Risks — The value of an investment in the Series will fluctuate and is subject to investment risks, which means investors could lose money. The principal risks of investing in the Series are listed below.

Asset-Backed and Mortgage-Backed Securities Risk. Investors in asset-backed securities, including mortgage-backed securities, generally receive payments that are part interest and part return of principal. These payments may vary based on the rate at which the underlying borrowers pay off their loans. Some asset-backed securities, including mortgage-backed securities, may have structures that make their reaction to interest rates and other factors difficult to predict, making their prices very volatile and they are subject to liquidity risk.

Convertible Securities Risk. The value of convertible securities tends to decline as interest rates increase. Convertible securities generally offer lower interest or dividend yields than non-convertible securities of similar quality. The Series could lose money if the issuer of a convertible security is unable to meet its financial obligations or goes bankrupt.

Credit Derivative Transactions Risk. Credit derivative instruments may involve special risks because they are difficult to value and typically are highly susceptible credit risk and may be difficult to sell. In addition, credit default swap transactions may involve greater risks than if a Series had invested in the reference obligation directly.

Credit Risk. The Series could lose money if the issuer of a bond or a counterparty to a derivatives transaction is unable to repay interest and principal on time or defaults. The issuer of a bond could also suffer a decrease in quality rating, which would affect the volatility and liquidity of the bond.

Derivatives Risk. Derivatives may pose risks in addition to those associated with investing directly in securities or other investments, including limited ability to enter into or unwind a position, imperfect correlations with underlying investments or the Series’ other portfolio holdings, lack of availability and the risk that the counterparty may default on its obligations.

Equity Securities Risk. Equity securities include common stocks and other equity securities (and securities convertible into stocks), and the prices of equity securities fluctuate in value more than other investments. They reflect changes in the issuing company’s financial condition and changes in the overall market. Common stocks generally represent the riskiest investment in a company. The Series may lose a substantial part, or even all, of its investment in a company’s stock. Growth stocks may be more volatile than value stocks.

Foreign Securities Risk. Foreign securities carry additional risks when compared to U.S. securities, including currency fluctuations, adverse political and economic developments, unreliable or untimely information, less liquidity, limited legal recourse and higher transactional costs.

High Yield Securities Risk. Higher yielding, below investment grade and other high risk debt securities may present additional risk because these securities may be less liquid and present more credit risk than investment grade bonds. The price of high yield securities tends to be more susceptible to issuer-specific operating results and outlook and to real or perceived adverse economic and competitive industry conditions.

Interest Rate Risk. Investments in fixed-income securities are subject to the possibility that interest rates could rise sharply, causing the value of the Series’ securities and share price to decline. Fixed income securities with longer durations are subject to more volatility than those with shorter durations.

Investment in Investment Vehicles Risk. Investing in other investment vehicles, including ETFs and other funds, subjects the Series to those risks affecting the investment vehicle, including the possibility that the value of the underlying securities held by the investment vehicle could decrease. Moreover, the Series and its shareholders will incur its pro rata share of the underlying vehicles’ expenses.

Investments in Syndicated Bank Loans Risk. Investments in syndicated bank loans involve special types of risks, including credit risk, interest rate risk, liquidity risk and prepayment risk. Syndicated bank loans generally offer a floating interest rate. Syndicated bank loans may decline in value if their interest rates do not rise as much or as fast as interest rates in general.

Leverage Risk. The Series’ use of leverage, through borrowings or instruments such as derivatives, may cause the Series to be more volatile than if it had not been leveraged. Leverage can arise through the use of derivatives and borrowings.

Liquidity Risk. Investments are subject to liquidity risk when they are difficult to purchase or sell.

Management Risk. The Series is actively managed. There is no guarantee that the investment strategies will be successful.

Options and Futures Risk. Options and futures may sometimes reduce returns or increase volatility. They also may entail transactional expenses.

Prepayment Risk. Securities subject to prepayment risk generally offer less potential for gains when interest rates decline, because issuers of the securities may be able to prepay the principal due on the securities, and may offer a greater potential for loss when interest rates rise.

Regulatory and Legal Risk. U.S. and other regulators and governmental agencies may implement additional regulations and legislators may pass new laws that affect the investments held by the Series, the strategies used by the Series or the level of regulation applying to the Series (such as regulations related to investments in derivatives). These may impact the investment strategies, performance, costs and operations of the Series.

Restricted Securities Risk. Restricted securities generally cannot be sold to the public and may involve a high degree of business, financial and liquidity risk, which may result in substantial losses to the Series.

Special Situations/Securities in Default Risk. Investments in the securities and debt of distressed issuers or issuers in default involves far greater risk than investing in issuers whose debt obligations are being met and whose debt trade at or close to its “par” or full value because the investments are highly speculative with respect to the issuer’s ability to make interest payments and/or to pay its principal obligations in full.

Performance Information — The following chart and table provide some indication of the risks of investing in the Series by showing changes in the Series’ share performance from year to year and by showing how the Series’ average annual returns for one, five, and ten years have compared to those of a broad measure of market performance. As with all mutual funds, past performance is not necessarily an indication of how the Series will perform in the future.

The performance figures do not reflect fees and expenses associated with an investment in variable insurance products through which shares of the Series are purchased, and, if such fees and expenses were reflected, the performance figures would be lower. Shares of the Series are available only through the purchase of such products.

Average Annual Total Returns (For the periods ended December 31, 2011)

	1 Year		5 Years		10 Years
Series P	[	]	[	]	[	]
Barclays Capital U.S. High Yield Bond Index (reflects no deductions for fees, expenses, or taxes)	[	]	[	]	[	]

Management of the Series —

Investment Manager. Security Investors, LLC, also known as Guggenheim Investments (the “Investment Manager”), serves as the investment manager of the Series.

Portfolio Manager. David Toussaint is primarily responsible for the day-to-day management of the Series and holds the title “Portfolio Manager” with the Investment Manager. He has managed the Series since April 2000.

Purchase and Sale of Series’ Shares — Shares of the Series are purchased primarily by insurance companies for their separate accounts to fund variable life insurance and variable annuity contracts. Investors do not deal directly with the Series to purchase and redeem shares. Please refer to the prospectus for the variable annuity or variable life insurance contract for information on the allocation of premiums and transfers of accumulated value.

Tax Information — Shares of the Series are owned by the insurance companies offering the variable annuity or variable life insurance contract. Please see the prospectus for the variable annuity or variable life insurance contract for information regarding the federal income tax treatment of the insurance contract.

Payments to Insurance Companies and Other Financial Intermediaries — The Series and its related companies may pay financial intermediaries and financial representatives for the sale of Series shares and related services. These payments may create a conflict of interest by influencing the financial intermediary or financial representative to recommend a variable annuity or variable life insurance contract and the Series over another investment. Ask your financial intermediary or financial representative or visit your financial intermediary’s website for more information.

SERIES SUMMARIES

Series Q (Small Cap Value Series)

Investment Objective — Series Q seeks long-term capital appreciation.

Fees and Expenses of the Series — This table describes the fees and expenses that you may pay if you buy and hold shares of the Series. The table below does not take into account any of the expenses associated with an investment in variable insurance products offered by participating insurance companies. The Series is available only through the purchase of such products. If such fees and expenses were reflected, the overall expenses would be higher.

Shareholder Fees (fees paid directly from your investment)

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None

Annual Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management fees	0.95%
Other expenses	[]
Total annual fund operating expenses	[]

Example. This Example is intended to help you compare the cost of investing in the Series with the cost of investing in other mutual funds. It does not reflect separate account or insurance contract fees and charges, which if reflected would increase expenses.

The Example assumes that you invest $10,000 in the Series for the time periods indicated and reflects expenses whether or not you redeem your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Series’ operating expenses remain the same. Although the actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
[ ]	[ ]	[ ]	[ ]

Portfolio Turnover. The Series pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction. These costs, which are not reflected in annual operating expenses or in the example, affect the Series’ performance. During the most recent fiscal year, the Series’ portfolio turnover rate was [ ]% of the average value of its portfolio.

Principal Investment Strategies — Series Q pursues its objective by investing, under normal market conditions, at least 80% of its net assets (plus borrowings for investment purposes) in a diversified portfolio of equity securities, which include common stocks, rights, options, warrants, convertible debt securities, and American Depositary Receipts (“ADRs”), that when purchased, have market capitalizations that are usually within the range of companies in the Russell 2000 Value Index. Although a universal definition of small-capitalization companies does not exist, for purposes of this fund, the Series generally defines small-capitalization companies as those whose market capitalization is similar to the market capitalization of companies in the Russell 2000 Value Index, which is an unmanaged index measuring the performance of the small cap value segment of the U.S. equity universe and which includes companies with lower price-to-book ratios and lower forecasted growth values.

Security Investors, LLC, also known as Guggenheim Investments (the “Investment Manager”), typically chooses equity securities that appear undervalued relative to assets, earnings, growth potential or cash flows and may invest in a limited number of industries or industry sectors, including the technology sector.

Series Q may sell a security if it is no longer considered undervalued or when the company begins to show deteriorating fundamentals.

Series Q may also invest a portion of its assets in derivatives, including options and futures contracts. These instruments may be used to hedge the Series’ portfolio, to maintain exposure to the equity markets or to increase returns.

The Series may, from time to time, invest a portion of its assets in technology stocks.

Series Q may invest in a variety of investment vehicles, including those that seek to track the composition and performance of a specific index, such as exchange traded funds (“ETFs”) and other mutual funds. Series Q may use these index-based investments as a way of managing its cash position, to gain exposure to the equity markets or a particular sector of the equity market, while maintaining liquidity. Certain investment vehicles’ securities and other securities in which Series Q may invest are restricted securities, which may be illiquid.

The Series may actively trade its investments without regard to the length of time they have been owned by the Series, which may result in higher portfolio turnover.

Under adverse or unstable market conditions, the Series could invest some or all of its assets in cash, fixed-income securities, government bonds, money market securities, or repurchase agreements. Although the Series would do this only in seeking to avoid losses, the Series may be unable to pursue its investment objective during that time, and it could reduce the benefit from any upswing in the market.

Principal Risks — The value of an investment in the Series will fluctuate and is subject to investment risks, which means investors could lose money. The principal risks of investing in the Series are listed below.

Active Trading Risk. Active trading, also called “high turnover,” may have a negative impact on performance. Active trading may result in higher brokerage costs or mark-up charges, which are ultimately passed on to shareholders of the Series.

Convertible Securities Risk. The value of convertible securities tends to decline as interest rates increase. Convertible securities generally offer lower interest or dividend yields than non-convertible securities of similar quality. The Series could lose money if the issuer of a convertible security is unable to meet its financial obligations or goes bankrupt.

Equity Derivatives Risk. Equity derivatives may pose risks in addition to those associated with investing directly in securities or other investments, including illiquidity of the equity derivative, imperfect correlations with underlying investments or the Series’ other portfolio holdings, lack of availability and counterparty risk.

Equity Securities Risk. Equity securities include common stocks and other equity securities (and securities convertible into stocks), and the prices of equity securities fluctuate in value more than other investments. They reflect changes in the issuing company’s financial condition and changes in the overall market. Common stocks generally represent the riskiest investment in a company. A Series may lose a substantial part, or even all, of its investment in a company’s stock. Growth stocks may be more volatile than value stocks.

Foreign Securities Risk. Foreign securities, including investments in foreign securities through ADRs, carry additional risks when compared to U.S. securities, including currency fluctuations, adverse political and economic developments, unreliable or untimely information, less liquidity, limited legal recourse and higher transactional costs.

Index Risk. Investments intended to track a benchmark index may not have performance that corresponds with the performance of the benchmark index for any period of time and may underperform the overall stock market.

Investment in Investment Vehicles Risk. Investing in other investment vehicles, including ETFs and other mutual funds, subjects the Series to those risks affecting the investment vehicle, including the possibility that the value of the underlying securities held by the investment vehicle could decrease. Moreover, the Series and its shareholders will incur its pro rata share of the underlying vehicles’ expenses.

Leverage Risk. The Series’ use of leverage through derivatives may cause the Series to be more volatile than if it had not been leveraged. Leverage can arise through the use of derivatives.

Liquidity Risk. Investments are subject to liquidity risk when they are difficult to purchase or sell.

Management Risk. The Series is actively managed. There is no guarantee that the investment strategies will be successful.

Market Risk. The market value of the securities held by the Series may fluctuate as a result of factors affecting individual companies or other factors such as changing economic, political or financial market conditions. Moreover, changing economic, political or financial market conditions in one country or geographic region could adversely impact the market value of the securities held by the Series in a different country or geographic region.

Options and Futures Risk. Options and futures may sometimes reduce returns or increase volatility. They also may entail transactional expenses.

Overweighting Risk. Overweighting investments in certain sectors or industries of the stock market increases the risk that the Series will suffer a loss because of general declines in the prices of stocks in those sectors or industries.

Regulatory and Legal Risk. U.S. and other regulators and governmental agencies may implement additional regulations and legislators may pass new laws that affect the investments held by the Series, the strategies used by the Series or the level of regulation applying to the Series (such as regulations related to investments in derivatives). These may impact the investment strategies, performance, costs and operations of the Series.

Restricted Securities Risk. Restricted securities generally cannot be sold to the public and may involve a high degree of business and financial risk, which may result in substantial losses to the Series.

Smaller Companies Risk. The securities of smaller companies are subject to greater volatility, especially during periods of economic uncertainty. These risks are likely to be greater for micro-cap companies.

Technology Stocks Risk. Stocks of companies involved in the technology sector may be very volatile.

Value Stocks Risk. Value stocks are subject to the risk that the intrinsic value of the stock may never be realized by the market or that the price goes down.

Performance Information — The following chart and table provide some indication of the risks of investing in the Series by showing changes in the Series’ share performance from year to year and by showing how the Series’ average annual returns for one, five, and ten years have compared to those of a broad measure of market performance. As with all mutual funds, past performance is not necessarily an indication of how the Series will perform in the future.

The performance figures do not reflect fees and expenses associated with an investment in variable insurance products through which shares of the Series are purchased, and, if such fees and expenses were reflected, the performance figures would be lower. Shares of the Series are available only through the purchase of such products.

Average Annual Total Returns (For the periods ended December 31, 2011)

	1 Year		5 Years		10 Years
Series Q	[	]	[	]	[	]
Russell 2000 Value Index (reflects no deductions for fees, expenses, or taxes)	[	]	[	]	[	]

Management of the Series —

Investment Manager. Security Investors, LLC, also known as Guggenheim Investments (the “Investment Manager”), serves as the investment manager of the Series.

Portfolio Manager. James Schier is primarily responsible for the day-to-day management of the Series and holds the title “Portfolio Manager” with the Investment Manager. He has managed the Series since February 2009.

Purchase and Sale of Series’ Shares — Shares of the Series are purchased primarily by insurance companies for their separate accounts to fund variable life insurance and variable annuity contracts. Investors do not deal directly with the Series to purchase and redeem shares. Please refer to the prospectus for the variable annuity or variable life insurance contract for information on the allocation of premiums and transfers of accumulated value.

Tax Information — Shares of the Series are owned by the insurance companies offering the variable annuity or variable life insurance contract. Please see the prospectus for the variable annuity or variable life insurance contract for information regarding the federal income tax treatment of the insurance contract.

Payments to Insurance Companies and Other Financial Intermediaries — The Series and its related companies may pay financial intermediaries and financial representatives for the sale of Series shares and related services. These payments may create a conflict of interest by influencing the financial intermediary or financial representative to recommend a variable annuity or variable life insurance contract and the Series over another investment. Ask your financial intermediary or financial representative or visit your financial intermediary’s website for more information.

SERIES SUMMARIES

Series V (Mid Cap Value Series)

Investment Objective — Series V seeks long-term growth of capital.

Fees and Expenses of the Series — This table describes the fees and expenses that you may pay if you buy and hold shares of the Series. The table below does not take into account any of the expenses associated with an investment in variable insurance products offered by participating insurance companies. The Series is available only through the purchase of such products. If such fees and expenses were reflected, the overall expenses would be higher.

Shareholder Fees (fees paid directly from your investment)

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None

Annual Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management fees	0.75%
Other expenses	[]
Total annual fund operating expenses	[]

Example. This Example is intended to help you compare the cost of investing in the Series with the cost of investing in other mutual funds. It does not reflect separate account or insurance contract fees and charges, which if reflected would increase expenses.

The Example assumes that you invest $10,000 in the Series for the time periods indicated and reflects expenses whether or not you redeem your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Series’ operating expenses remain the same. Although the actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
[ ]	[ ]	[ ]	[ ]

Portfolio Turnover. The Series pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction. These costs, which are not reflected in annual operating expenses or in the example, affect the Series’ performance. During the most recent fiscal year, the Series’ portfolio turnover rate was [ ]% of the average value of its portfolio.

Principal Investment Strategies — Series V pursues its objective by investing, under normal market conditions, at least 80% of its net assets (including any borrowings for investment purposes) in a diversified portfolio of equity securities, which include common stocks, rights, options, warrants, convertible debt securities, and American Depositary Receipts (“ADRs”), that, when purchased, have market capitalizations that are usually within the range of companies in the Russell 2500 Value Index. Although a universal definition of mid-capitalization companies does not exist, for purposes of this fund, the Series generally defines mid-capitalization companies as those whose market capitalization is similar to the market capitalization of companies in the Russell 2500 Value Index, which is an unmanaged index that measures the performance of securities of small-to-mid cap U.S. companies with greater-than-average value orientation. As of December 31, 2011, the index consisted of securities of companies with capitalizations that ranged from $[    ] million to $[    ] billion.

Security Investors, LLC, also known as Guggenheim Investments (the “Investment Manager”), typically chooses equity securities that appear undervalued relative to assets, earnings, growth potential or cash flows, and may, to the extent consistent with the Series’ investment policies, invest in a limited number of industries or industry sectors, including the technology sector. Due to the nature of value companies, the securities included in the Series’ portfolio typically consist of small- to medium-sized companies.

The Series may sell a security if it is no longer considered undervalued or when the company begins to show deteriorating fundamentals.

The Series also may invest a portion of its assets in derivatives, including options and futures contracts. These instruments may be used to hedge the Series’ portfolio, to maintain exposure to the equity markets or to increase returns.

The Series may, from time to time, invest a portion of its assets in technology stocks.

The Series may invest in a variety of investment vehicles, including those that seek to track the composition and performance of a specific index, such as exchange traded funds (“ETFs”) and other mutual funds. The Series may use these index-based investments as a way of managing its cash position or to gain exposure to the equity markets or a particular sector of the equity market, while maintaining liquidity. Certain investment vehicles’ securities and other securities in which Series V may invest are restricted securities, which may be illiquid.

Under adverse or unstable market conditions, the Series could invest some or all of its assets in cash, fixed-income securities, government bonds, money market securities, or repurchase agreements. Although the Series would do this only in seeking to avoid losses, the Series may be unable to pursue its investment objective during that time and it could reduce the benefit from any upswing in the market.

Principal Risks — The value of an investment in the Series will fluctuate and is subject to investment risks, which means investors could lose money. The principal risks of investing in the Series are listed below.

Convertible Securities Risk. The value of convertible securities tends to decline as interest rates increase. Convertible securities generally offer lower interest or dividend yields than non-convertible securities of similar quality. The Series could lose money if the issuer of a convertible security is unable to meet its financial obligations or goes bankrupt.

Equity Derivatives Risk. Equity derivatives may pose risks in addition to those associated with investing directly in securities or other investments, including illiquidity of the equity derivative, imperfect correlations with underlying investments or the Series’ other portfolio holdings, lack of availability and counterparty risk.

Equity Securities Risk. Equity securities include common stocks and other equity securities (and securities convertible into stocks), and the prices of equity securities fluctuate in value more than other investments. They reflect changes in the issuing company’s financial condition and changes in the overall market. Common stocks generally represent the riskiest investment in a company. The Series may lose a substantial part, or even all, of its investment in a company’s stock. Growth stocks may be more volatile than value stocks.

Foreign Securities Risk. Foreign securities, including investments in foreign securities through ADRs, carry additional risks when compared to U.S. securities, including currency fluctuations, adverse political and economic developments, unreliable or untimely information, less liquidity, limited legal recourse and higher transactional costs.

Index Risk. Investments intended to track a benchmark index may not have performance that corresponds with the performance of the benchmark index for any period of time and may underperform the overall stock market.

Investment in Investment Vehicles Risk. Investing in other investment vehicles, including ETFs and other mutual funds, subjects the Series to those risks affecting the investment vehicle, including the possibility that the value of the underlying securities held by the investment vehicle could decrease. Moreover, the Series and its shareholders will incur its pro rata share of the underlying vehicles’ expenses.

Leverage Risk. The Series’ use of leverage through derivatives may cause the Series to be more volatile than if it had not been leveraged. Leverage can arise through the use of derivatives.

Liquidity Risk. Investments are subject to liquidity risk when they are difficult to purchase or sell.

Management Risk. The Series is actively managed. There is no guarantee that the investment strategies will be successful.

Market Risk. The market value of the securities held by the Series may fluctuate as a result of factors affecting individual companies or other factors such as changing economic, political or financial market conditions. Moreover, changing economic, political or financial market conditions in one country or geographic region could adversely impact the market value of the securities held by the Series in a different country or geographic region.

Options and Futures Risk. Options and futures may sometimes reduce returns or increase volatility. They also may entail transactional expenses.

Overweighting Risk. Overweighting investments in certain sectors or industries of the stock market increases the risk that the Series will suffer a loss because of general declines in the prices of stocks in those sectors or industries.

Regulatory and Legal Risk. U.S. and other regulators and governmental agencies may implement additional regulations and legislators may pass new laws that affect the investments held by the Series, the strategies used by the Series or the level of regulation applying to the Series (such as regulations related to investments in derivatives). These may impact the investment strategies, performance, costs and operations of the Series.

Restricted Securities Risk. Restricted securities generally cannot be sold to the public and may involve a high degree of business and financial risk, which may result in substantial losses to the Series.

Smaller Companies Risk. The securities of smaller companies are subject to greater volatility, especially during periods of economic uncertainty. These risks are likely to be greater for micro-cap companies.

Technology Stocks Risk. Stocks of companies involved in the technology sector may be very volatile.

Value Stocks Risk. Value stocks are subject to the risk that the intrinsic value of the stock may never be realized by the market or that the price goes down.

Performance Information — The following chart and table provide some indication of the risks of investing in the Series by showing changes in the Series’ share performance from year to year and by showing how the Series’ average annual returns for one, five, and ten years have compared to those of a broad measure of market performance. As with all mutual funds, past performance is not necessarily an indication of how the Series will perform in the future.

The performance figures do not reflect fees and expenses associated with an investment in variable insurance products through which shares of the Series are purchased, and, if such fees and expenses were reflected, the performance figures would be lower. Shares of the Series are available only through the purchase of such products.

Average Annual Total Returns (For the periods ended December 31, 2011)

	1 Year		5 Years		10 Years
Series V	[	]	[	]	[	]
Russell 2500 Value Index (reflects no deductions for fees, expenses, or taxes)	[	]	[	]	[	]

Management of the Series —

Investment Manager. Security Investors, LLC, also known as Guggenheim Investments (the “Investment Manager”), serves as the investment manager of the Series.

Portfolio Manager. James Schier is primarily responsible for the day-to-day management of the Series and holds the title “Portfolio Manager” with the Investment Manager. He has managed the Series since April 1997.

Purchase and Sale of Series’ Shares — Shares of the Series are purchased primarily by insurance companies for their separate accounts to fund variable life insurance and variable annuity contracts. Investors do not deal directly with the Series to purchase and redeem shares. Please refer to the prospectus for the variable annuity or variable life insurance contract for information on the allocation of premiums and transfers of accumulated value.

Tax Information — Shares of the Series are owned by the insurance companies offering the variable annuity or variable life insurance contract. Please see the prospectus for the variable annuity or variable life insurance contract for information regarding the federal income tax treatment of the insurance contract.

Payments to Insurance Companies and Other Financial Intermediaries — The Series and its related companies may pay financial intermediaries and financial representatives for the sale of Series shares and related services. These payments may create a conflict of interest by influencing the financial intermediary or financial representative to recommend a variable annuity or variable life insurance contract and the Series over another investment. Ask your financial intermediary or financial representative or visit your financial intermediary’s website for more information.

SERIES SUMMARIES

Series X (Small Cap Growth Series)

Investment Objective — Series X seeks long-term growth of capital.

Fees and Expenses of the Series — This table describes the fees and expenses that you may pay if you buy and hold shares of the Series. The table below does not take into account any of the expenses associated with an investment in variable insurance products offered by participating insurance companies. The Series is available only through the purchase of such products. If such fees and expenses were reflected, the overall expenses would be higher.

Shareholder Fees (fees paid directly from your investment)

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None

Annual Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management fees	0.85%
Other expenses	[ ]
Total annual fund operating expenses	[ ]

Example. This Example is intended to help you compare the cost of investing in the Series with the cost of investing in other mutual funds. It does not reflect separate account or insurance contract fees and charges, which if reflected would increase expenses.

The Example assumes that you invest $10,000 in the Series for the time periods indicated and reflects expenses whether or not you redeem your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Series’ operating expenses remain the same. Although the actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
[ ]	[ ]	[ ]	[ ]

Portfolio Turnover. The Series pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction. These costs, which are not reflected in annual operating expenses or in the example, affect the Series’ performance. During the most recent fiscal year, the Series’ portfolio turnover rate was [ ]% of the average value of its portfolio.

Principal Investment Strategies — Series X pursues its investment objective by investing, under normal circumstances, at least 80% of its net assets (plus borrowings for investment purposes) in equity securities, which include common and preferred stocks, warrants and securities convertible into common or preferred stocks, of companies that, when purchased, have market capitalizations that are usually within the range of companies in the Russell 2500 Growth Index. The Series’ benchmark is the Russell 2000 Growth Index, which measures the performance of securities of smaller U.S. companies with greater-than-average growth orientation. Although a universal definition of small-capitalization companies does not exist, for purposes of this fund, the Series generally defines small capitalization companies as those whose market capitalization is similar to the market capitalization of companies in the Russell 2500 Growth Index, which is an unmanaged index that measures the performance of securities of small-to-mid cap U.S. companies with higher price-to-book ratios and higher forecasted growth values. As of December 31, 2011, the Russell 2500 Growth Index consisted of securities of companies with capitalizations that ranged from $[    ] million to $[    ] billion.

Security Investors, LLC, also known as Guggenheim Investments (the “Investment Manager”), uses a combination of a qualitative economic overview approach in reviewing growth trends that is based upon several fixed income factors, such as bond spreads and interest rates, along with a quantitative fundamental bottom-up approach in selecting growth stocks. The Investment Manager chooses portfolio securities that it believes are attractively valued with the greatest potential for long-term growth of capital and may invest in a limited number of industries or industry sectors. The Investment Manager identifies the securities of companies that it believes are in the early to middle stages of growth and are valued at a reasonable price. Equity securities considered to have appreciation potential may include securities of smaller and less mature companies which have unique proprietary products or profitable market niches and the potential to grow very rapidly (including, without limitation, technology companies.)

The Series typically sells a stock if its growth prospects diminish, or if better opportunities become available.

The Series also may invest a portion of its assets in derivatives, including options and futures contracts. These instruments may be used to hedge the Series’ portfolio, to increase returns or to maintain exposure to the equity markets. The Series may also invest in American Depositary Receipts (“ADRs”).

The Series may actively trade its investments without regard to the length of time they have been owned by the Series, which results in higher portfolio turnover.

The Series may, from time to time, invest a portion of its assets in technology stocks.

The Series may invest in a variety of investment vehicles, including those that seek to track the composition and performance of a specific index, such as exchange traded funds (“ETFs”) and other mutual funds. The Series may use these index-based investments as a way of managing its cash position, to gain exposure to the equity markets, or a particular sector of the equity market, while maintaining liquidity. Certain investment company securities and other securities in which the Series may invest are restricted securities, which may be illiquid.

Under adverse or unstable market conditions, the Series could invest some or all of its assets in cash, fixed-income securities, government bonds, money market securities, or repurchase agreements. Although the Series would do this only in seeking to avoid losses, the Series may be unable to pursue its investment objective during that time and it could reduce the benefit from any upswing in the market.

Principal Risks — The value of an investment in the Series will fluctuate and is subject to investment risks, which means investors could lose money. The principal risks of investing in the Series are listed below.

Active Trading Risk. Active trading, also called “high turnover,” may have a negative impact on performance. Active trading may result in higher brokerage costs or mark-up charges, which are ultimately passed on to shareholders of the Series.

Convertible Securities Risk. The value of convertible securities tends to decline as interest rates increase. Convertible securities generally offer lower interest or dividend yields than non-convertible securities of similar quality. The Series could lose money if the issuer of a convertible security is unable to meet its financial obligations or goes bankrupt.

Equity Derivatives Risk. Equity derivatives may pose risks in addition to those associated with investing directly in securities or other investments, including illiquidity of the equity derivative, imperfect correlations with underlying investments or the Series’ other portfolio holdings, lack of availability and counterparty risk.

Equity Securities Risk. Equity securities include common stocks and other equity securities (and securities convertible into stocks), and the prices of equity securities fluctuate in value more than other investments. They reflect changes in the issuing company’s financial condition and changes in the overall market. Common stocks generally represent the riskiest investment in a company. The Series may lose a substantial part, or even all, of its investment in a company’s stock. Growth stocks may be more volatile than value stocks.

Foreign Securities Risk. Foreign securities, including investments in foreign securities through ADRs, carry additional risks when compared to U.S. securities, including currency fluctuations, adverse political and economic developments, unreliable or untimely information, less liquidity, limited legal recourse and higher transactional costs.

Growth Stocks Risk. Growth stocks typically invest a high portion of their earnings back into their business and may lack the dividend yield that could cushion their decline in a market downturn. Growth stocks may be more volatile than other stocks because they are more sensitive to investor perceptions regarding the growth potential of the issuing company.

Index Risk. Investments intended to track a benchmark index may not have performance that corresponds with the performance of the benchmark index for any period of time and may underperform the overall stock market.

Investment in Investment Vehicles Risk. Investing in other investment vehicles, including ETFs and other mutual funds, subjects the Series to those risks affecting the investment vehicle, including the possibility that the value of the underlying securities held by the investment vehicle could decrease. Moreover, the Series and its shareholders will incur its pro rata share of the underlying vehicles’ expenses.

Leverage Risk. The Series’ use of leverage through derivatives may cause the Series to be more volatile than if it had not been leveraged. Leverage can arise through the use of derivatives.

Liquidity Risk. Investments are subject to liquidity risk when they are difficult to purchase or sell.

Management Risk. The Series is actively managed. There is no guarantee that the investment strategies will be successful.

Market Risk. The market value of the securities held by the Series may fluctuate as a result of factors affecting individual companies or other factors such as changing economic, political or financial market conditions. Moreover, changing economic, political or financial market conditions in one country or geographic region could adversely impact the market value of the securities held by the Series in a different country or geographic region.

Options and Futures Risk. Options and futures may sometimes reduce returns or increase volatility. They also may entail transactional expenses.

Overweighting Risk. Overweighting investments in certain sectors or industries of the stock market increases the risk that the Series will suffer a loss because of general declines in the prices of stocks in those sectors or industries.

Preferred Securities Risk. Preferred securities are subject to issuer-specific and market risks applicable to equity securities and generally fluctuate in value more than bonds.

Regulatory and Legal Risk. U.S. and other regulators and governmental agencies may implement additional regulations and legislators may pass new laws that affect the investments held by the Series, the strategies used by the Series or the level of regulation applying to the Series (such as regulations related to investments in derivatives). These may impact the investment strategies, performance, costs and operations of the Series.

Restricted Securities Risk. Restricted securities generally cannot be sold to the public and may involve a high degree of business and financial risk, which may result in substantial losses to the Series.

Smaller Companies Risk. The securities of smaller companies are subject to greater volatility, especially during periods of economic uncertainty. These risks are likely to be greater for micro-cap companies.

Technology Stocks Risk. Stocks of companies involved in the technology sector may be very volatile.

Performance Information — The following chart and table provide some indication of the risks of investing in the Series by showing changes in the Series’ share performance from year to year and by showing how the Series’ average annual returns for one, five, and ten years have compared to those of a broad measure of market performance. As with all mutual funds, past performance is not necessarily an indication of how the Series will perform in the future.

The performance figures do not reflect fees and expenses associated with an investment in variable insurance products through which shares of the Series are purchased, and, if such fees and expenses were reflected, the performance figures would be lower. Shares of the Series are available only through the purchase of such products.

Average Annual Total Returns (For the periods ended December 31, 2011)

	1 Year		5 Years		10 Years
Series X	[	]	[	]	[	]
Russell 2000 Growth Index (reflects no deductions for fees, expenses, or taxes)	[	]	[	]	[	]

Management of the Series —

Investment Manager. Security Investors, LLC, also known as Guggenheim Investments (the “Investment Manager”), serves as the investment manager of the Series.

Portfolio Manager. Joseph O’Connor is primarily responsible for the day-to-day management of the Series and holds the title “Portfolio Manager” with the Investment Manager. He has managed the Series since November 2008.

Purchase and Sale of Series’ Shares — Shares of the Series are purchased primarily by insurance companies for their separate accounts to fund variable life insurance and variable annuity contracts. Investors do not deal directly with the Series to purchase and redeem shares. Please refer to the prospectus for the variable annuity or variable life insurance contract for information on the allocation of premiums and transfers of accumulated value.

Tax Information — Shares of the Series are owned by the insurance companies offering the variable annuity or variable life insurance contract. Please see the prospectus for the variable annuity or variable life insurance contract for information regarding the federal income tax treatment of the insurance contract.

Payments to Insurance Companies and Other Financial Intermediaries — The Series and its related companies may pay financial intermediaries and financial representatives for the sale of Series shares and related services. These payments may create a conflict of interest by influencing the financial intermediary or financial representative to recommend a variable annuity or variable life insurance contract and the Series over another investment. Ask your financial intermediary or financial representative or visit your financial intermediary’s website for more information.

SERIES SUMMARIES

Series Y (Large Cap Concentrated Growth Series)

Investment Objective — Series Y seeks long-term growth of capital.

Fees and Expenses of the Series — This table describes the fees and expenses that you may pay if you buy and hold shares of the Series. The table below does not take into account any of the expenses associated with an investment in variable insurance products offered by participating insurance companies. The Series is available only through the purchase of such products. If such fees and expenses were reflected, the overall expenses would be higher.

Shareholder Fees (fees paid directly from your investment)

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None

Annual Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management fees	0.75%
Other expenses	[ ]
Total annual fund operating expenses	[ ]

Example. This Example is intended to help you compare the cost of investing in the Series with the cost of investing in other mutual funds. It does not reflect separate account or insurance contract fees and charges, which if reflected would increase expenses.

The Example assumes that you invest $10,000 in the Series for the time periods indicated and reflects expenses whether or not you redeem your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Series’ operating expenses remain the same. Although the actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
[ ]	[ ]	[ ]	[ ]

Portfolio Turnover. The Series pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual operating expenses or in the example, affect the Series’ performance. During the most recent fiscal year, the Series’ portfolio turnover rate was [ ]% of the average value of its portfolio.

Principal Investment Strategies — Series Y pursues its objective by investing, under normal market conditions, at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities, which include common stocks, rights, options, warrants, convertible debt securities, and American Depositary Receipts (“ADRs”), of companies that, when purchased, have market capitalizations that are usually within the range of companies in the Russell 1000 Growth Index. The Series focuses its investments in a core position of 20-30 common stocks of growth companies which have exhibited consistent above average earnings and/or revenue growth. The Series is non-diversified, which means that it may invest a larger portion of its assets in a limited number of companies than a diversified fund.

Security Investors, LLC, also known as Guggenheim Investments (the “Investment Manager”), selects what it believes to be premier growth companies as the core position for the Series using a combination of a qualitative top-down approach in reviewing growth trends that is based upon several fixed income factors, such as bond spreads and interest rates, along with a quantitative fundamental bottom-up approach. Portfolio holdings will be replaced when one or more of a company’s fundamentals have changed and, in the opinion of the Investment Manager, it is no longer a premier growth company. Although a universal definition of large market capitalization companies does not exist, for purposes of this fund, the Series generally defines large market capitalization companies as those whose market capitalization is similar to the market capitalization of companies in the Russell 1000 Growth Index, which is an unmanaged index measuring the performance of the large cap growth segment of the U.S. equity universe and which includes companies with higher price-to-book ratios and higher forecasted growth values.

The Series may invest a portion of its assets in derivatives, including options and futures contracts. These instruments may be used to hedge the Series’ portfolio, to maintain exposure to the equity markets or to increase returns. The Series may also invest in ADRs.

The Series may actively trade its investments without regard to the length of time they have been owned by the Series, which results in higher portfolio turnover.

The Series may, from time to time, invest a portion of its assets in technology stocks.

The Series may also invest in a variety of investment vehicles, including those that seek to track the composition and performance of a specific index, such as exchange-traded funds (“ETFs”) and other mutual funds. The Series may use these index-based investments as a way of managing its cash position, to gain exposure to the equity markets or a particular sector of the equity market, while maintaining liquidity.

The Series typically sells a stock if its growth prospects diminish or if better opportunities become available.

Under adverse or unstable market conditions, the Series could invest some or all of its assets in cash, fixed-income securities, government bonds, money market securities, or repurchase agreements. Although the Series would do this only in seeking to avoid losses, the Series may be unable to pursue its investment objective during that time and it could reduce the benefit from any upswing in the market.

Principal Risks — The value of an investment in the Series will fluctuate and is subject to investment risks, which means investors could lose money. The principal risks of investing in the Series are listed below.

Active Trading Risk. Active trading, also called “high turnover,” may have a negative impact on performance. Active trading may result in higher brokerage costs or mark-up charges, which are ultimately passed on to shareholders of the Series.

Convertible Securities Risk. The value of convertible securities tends to decline as interest rates increase. Convertible securities generally offer lower interest or dividend yields than non-convertible securities of similar quality. The Series could lose money if the issuer of a convertible security is unable to meet its financial obligations or goes bankrupt.

Equity Derivatives Risk. Equity derivatives may pose risks in addition to those associated with investing directly in securities or other investments, including illiquidity of the equity derivative, imperfect correlations with underlying investments or the Series’ other portfolio holdings, lack of availability and counterparty risk.

Equity Securities Risk. Equity securities include common stocks and other equity securities (and securities convertible into stocks), and the prices of equity securities fluctuate in value more than other investments. They reflect changes in the issuing company’s financial condition and changes in the overall market. Common stocks generally represent the riskiest investment in a company. The Series may lose a substantial part, or even all, of its investment in a company’s stock. Growth stocks may be more volatile than value stocks.

Foreign Securities Risk. Foreign securities, including investments in foreign securities through ADRs, carry additional risks when compared to U.S. securities, including currency fluctuations, adverse political and economic developments, unreliable or untimely information, less liquidity, limited legal recourse and higher transactional costs.

Growth Stocks Risk. Growth stocks typically invest a high portion of their earnings back into their business and may lack the dividend yield that could cushion their decline in a market downturn. Growth stocks may be more volatile than other stocks because they are more sensitive to investor perceptions regarding the growth potential of the issuing company.

Index Risk. Investments intended to track a benchmark index may not have performance that corresponds with the performance of the benchmark index for any period of time and may underperform the overall stock market.

Investment in Investment Vehicles Risk. Investing in other investment vehicles, including ETFs and other mutual funds, subjects the Series to those risks affecting the investment vehicle, including the possibility that the value of the underlying securities held by the investment vehicle could decrease. Moreover, the Series and its shareholders will incur its pro rata share of the underlying vehicles’ expenses.

Leverage Risk. The Series’ use of leverage through derivatives may cause the Series to be more volatile than if it had not been leveraged. Leverage can arise through the use of derivatives.

Management Risk. The Series is actively managed. There is no guarantee that the investment strategies will be successful.

Market Risk. The market value of the securities held by the Series may fluctuate as a result of factors affecting individual companies or other factors such as changing economic, political or financial market conditions. Moreover, changing economic, political or financial market conditions in one country or geographic region could adversely impact the market value of the securities held by the Series in a different country or geographic region.

Non-Diversification Risk. The Series is considered non-diversified because it invests a large portion of the Series’ assets in a small number of issuers. As a result, the Series is more susceptible to risks associated with those issuers than a more diversified portfolio, and its performance may be more volatile.

Options and Futures Risk. Options and futures may sometimes reduce returns or increase volatility. They also may entail transactional expenses.

Overweighting Risk. Overweighting investments in certain sectors or industries of the stock market increases the risk that the Series will suffer a loss because of general declines in the prices of stocks in those sectors or industries.

Regulatory and Legal Risk. U.S. and other regulators and governmental agencies may implement additional regulations and legislators may pass new laws that affect the investments held by the Series, the strategies used by the Series or the level of regulation applying to the Series (such as regulations related to investments in derivatives). These may impact the investment strategies, performance, costs and operations of the Series.

Technology Stocks Risk. Stocks of companies involved in the technology sector may be very volatile.

Performance Information — The following chart and table provide some indication of the risks of investing in the Series by showing changes in the Series’ share performance from year to year and by showing how the Series’ average annual returns for one, five, and ten years have compared to those of a broad measure of market performance. As with all mutual funds, past performance is not necessarily an indication of how the Series will perform in the future.

The performance figures do not reflect fees and expenses associated with an investment in variable insurance products through which shares of the Series are purchased, and, if such fees and expenses were reflected, the performance figures would be lower. Shares of the Series are available only through the purchase of such products.

Average Annual Total Returns (For the periods ended December 31, 2011)

	1 Year		5 Years		10 Years
Series Y	[	]	[	]	[	]
Russell 1000 Growth Index (reflects no deductions for fees, expenses, or taxes)	[	]	[	]	[	]

Management of the Series —

Investment Manager. Security Investors, LLC, also known as Guggenheim Investments (the “Investment Manager”), serves as the investment manager of the Series.

Portfolio Manager. Mark Bronzo is primarily responsible for the day-to-day management of the Series and holds the title “Portfolio Manager” with the Investment Manager. He has managed the Series since February 2008.

Purchase and Sale of Series’ Shares — Shares of the Series are purchased primarily by insurance companies for their separate accounts to fund variable life insurance and variable annuity contracts. Investors do not deal directly with the Series to purchase and redeem shares. Please refer to the prospectus for the variable annuity or variable life insurance contract for information on the allocation of premiums and transfers of accumulated value.

Tax Information — Shares of the Series are owned by the insurance companies offering the variable annuity or variable life insurance contract. Please see the prospectus for the variable annuity or variable life insurance contract for information regarding the federal income tax treatment of the insurance contract.

Payments to Insurance Companies and Other Financial Intermediaries — The Series and its related companies may pay financial intermediaries and financial representatives for the sale of Series shares and related services. These payments may create a conflict of interest by influencing the financial intermediary or financial representative to recommend a variable annuity or variable life insurance contract and the Series over another investment. Ask your financial intermediary or financial representative or visit your financial intermediary’s website for more information.

SERIES SUMMARIES

Series Z (Alpha Opportunity Series)

Investment Objective — Series Z seeks long-term growth of capital.

Fees and Expenses of the Series — This table describes the fees and expenses that you may pay if you buy and hold shares of the Series. The table below does not take into account any of the expenses associated with an investment in variable insurance products offered by participating insurance companies. The Series is available only through the purchase of such products. If such fees and expenses were reflected, the overall expenses would be higher.

Shareholder Fees (fees paid directly from your investment)

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None

Annual Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management fees	1.25%
Other expenses	[	]
Acquired fund fees and expenses	[	]
Total annual fund operating expenses	[	]
Fee waiver (and/or expense reimbursement)[1]	[	]
Total annual fund operating expenses after fee waiver (and/or expense reimbursement)	[	]

1	The Investment Manager has contractually agreed through [ ] to waive fees and/or reimburse Series expenses to the extent necessary to limit the ordinary operating expenses (exclusive of brokerage costs, dividends on securities sold short, acquired fund fees and expenses, interest, taxes, litigation, indemnification, and extraordinary expenses) (“Operating Expenses”) of the Series to the annual percentage of [ ]% of average daily net assets of the Series. The Series may have “Total annual operating expenses after fee waiver” greater than the expense cap as a result of any acquired fund fees and expenses or other expenses that are excluded from the calculation. The Investment Manager is entitled to reimbursement by the Series of fees waived or expenses reimbursed during any of the previous 36 months beginning on the date of the expense limitation agreement. The agreement will expire when it reaches its termination or when the investment adviser ceases to serve as such (subject to recoupment rights).

Example. This Example is intended to help you compare the cost of investing in the Series with the cost of investing in other mutual funds. It does not reflect separate account or insurance contract fees and charges, which if reflected would increase expenses.

The Example assumes that you invest $10,000 in the Series for the time periods indicated and reflects expenses whether or not you redeem your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Series’ operating expenses remain the same. Although the actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
[ ]	[ ]	[ ]	[ ]

Portfolio Turnover. The Series pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction. These costs, which are not reflected in annual operating expenses or in the example, affect the Series’ performance. During the most recent fiscal year, the Series’ portfolio turnover rate was [ ]% of the average value of its portfolio.

Principal Investment Strategies — Series Z pursues its objective by investing, under normal market conditions, approximately (1) 37.5% of its total assets according to a long/short strategy with an emphasis on securities of domestic issuers managed by Mainstream Investment Advisers, LLC (“Mainstream” and the “Domestic

Long/Short Sub-Portfolio”), the Series’ sub-adviser, (2) 37.5% of its total assets, managed directly by Security Investors, LLC, also known as Guggenheim Investments (the “Investment Manager”), according to a long/short strategy with an emphasis on securities of non-U.S. issuers (the “Global Long/Short Sub-Portfolio”), and (3) 25% of its total assets, also managed directly by the Investment Manager, in a portfolio of equity securities, equity derivatives and fixed income securities (the “Indexed Sub-Portfolio”) that is intended to closely track the performance of the S&P 500 Composite Stock Price Index (the “S&P 500 Index”), which consists of common stocks representing approximately two-thirds of the total market value of all U.S. common stocks. Each of Mainstream and the Investment Manager manages its allocation of the Series’ assets according to its respective strategy, and its trading decisions are made independently.

“Alpha” in the Series’ name refers to the potential for the Series’ portfolio to achieve returns that are favorable relative to the amount of risk taken. Of course, there is no guarantee that the Series will achieve its objective of long-term growth of capital, and an investment in the Series involves significant risk.

All daily cash inflows and outflows will be allocated to the Indexed Sub-Portfolio of the Series. Approximately once a month, the Investment Manager will review the allocations in each of the sub-portfolios. When the Indexed Sub-Portfolio is greater than 25% or less than 15% of the Series’ total assets, the Investment Manager usually will rebalance the Series’ portfolio by reallocating the assets among the sub-portfolios so that the Series returns to the target allocation. The Investment Manager will also usually rebalance the Domestic and Global Long/Short Sub-Portfolios of the Series when the difference between those sub-portfolios is more than 10% of the Series’ total assets so that the percentage of the Series’ total assets in each of the Domestic and Global Long/Short Sub-Portfolios returns to approximately 37.5%.

The Series may invest up to 50% of its net assets in foreign securities, in addition to American Depositary Receipts (“ADRs”). ADRs are dollar-denominated receipts issued generally by U.S. banks, which represent the deposit with the bank of a foreign company's securities. ADRs are publicly traded on exchanges or over-the-counter in the United States. Each of the Series’ sub-portfolios can invest in foreign securities although the Global Long/Short Sub-Portfolio will invest a larger portion of its assets in foreign securities so that the assets in the Global Long/Short Sub-Portfolio generally will be diversified among investments in a number of different countries throughout the world. The Series may invest in issuers of any size, including small-capitalization issuers.

Certain investment vehicles’ securities in which the Series may invest may be illiquid.

The Series actively trades its investments without regard to the length of time they have been owned by the Series, which results in higher portfolio turnover.

Under adverse or unstable market conditions, the Series (or each of its sub-portfolios) could invest some or all of its assets in cash, fixed-income securities, government bonds, money market securities, or repurchase agreements. Although the Series would do this only in seeking to avoid losses, the Series may be unable to pursue its investment objective during that time, and it could reduce the benefit from any upswing in the market.

Strategies of the Domestic Long/Short Sub-Portfolio. The Series pursues its domestic long/short strategy by investing primarily in publicly-traded equity securities, principally common stocks, but to a lesser degree in (“ETFs”) and other securities with equity characteristics. If there are an insufficient number of available securities meeting the purchase criteria of Mainstream, the Series may also hold a portion of its assets in cash and money market instruments, and such holdings may be substantial. Dividend and interest income will be an incidental consideration. The Series may engage in short sales of securities believed to be overvalued.

Mainstream seeks to identify individual stocks with solid underlying financial fundamentals, trading at levels representing value relative to the market generally. Mainstream uses technical and fundamental methods of analysis to choose stocks for the Series’ portfolio. The technical analyses used include a relative strength index (“RSI”), price moving averages and price relative to historical market averages.

Mainstream also uses bottom-up analysis by evaluating approximately 2,000 actively traded stocks in the marketplace. The bottom-up analysis reviews stock prices in relationship to their stock price moving averages and ranks them by their RSIs. A purchase candidate is identified as a stock that is at fair value or undervalued to the marketplace. A sale candidate is identified as a stock that is expensive or overbought. These action candidates are then grouped by industry. Mainstream prefers that the candidates are concentrated in a particular industry. Mainstream also considers the industry and underlying financial fundamentals of the action candidates. Where the fundamentals are positive relative to their valuations, the stocks may be purchased. Stocks with high RSIs may be sold. Stocks with high RSIs and deteriorating fundamentals may be sold short.

A top-down evaluation of the stock and bond markets, primarily based on their RSIs, is also used. A high RSI may indicate that the marketplace is expensive or overbought; conversely, a low RSI may indicate that the marketplace is inexpensive or oversold. Mainstream uses the RSI in combination with an analysis of the short-term outlook for corporate earnings, interest rates, currencies and commodities to determine the overall stock to cash and long stock to short stock allocations.

Mainstream actively manages its portion of the Series’ portfolio and will buy and sell securities frequently.

Strategies of the Global Long/Short Sub-Portfolio. The Series pursues a global long/short strategy by holding long (purchasing) foreign and domestic common stocks or convertible stocks of companies which the Investment Manager believes will outperform the market and by selling short those securities believed to be overvalued or expected to underperform the market.

The Investment Manager may also invest a portion of the Series’ assets in options, futures contracts and foreign currencies, which may be used to hedge its portion of the Series’ portfolio, to increase returns or to maintain exposure to the equity markets. The Investment Manager may engage in short sales of securities believed to be overvalued or expected to underperform the market. The Investment Manager may also invest in emerging market countries. With respect to investments in foreign securities, there is no limit in the amount that the Global Long/Short Sub-Portfolio may invest in securities issued by companies from emerging markets.

The Investment Manager uses both quantitative and qualitative techniques to identify long and short investment opportunities. The Investment Manager’s universe of securities begins with the approximately 5,000 of the largest publicly traded companies globally. Through quantitative screening and fundamental analysis, the Investment Manager narrows the universe of securities to a list of long and short investment opportunities. The Investment Manager then builds a portfolio of securities designed to maximize the absolute returns of the sub-portfolio from the Investment Manager’s selection methodology while working to maintain prudent risk controls.

The Investment Manager will consider buying a security that is not currently held in the Global Long/Short Sub-Portfolio when the security candidate has passed through the research process and the Investment Manager believes that there is a potential for upside price movement over the following year with a return to risk ratio that meets its criteria. In the case of a security already held in the Global Long/Short Sub-Portfolio, the Investment Manager will consider adding to the position in the event the security has been unusually weak in the market based on the Investment Manager’s analysis and the Investment Manager continues to believe that the one year price objective is valid. The Investment Manager will consider selling a security if it believes that the price objective is no longer valid. The Investment Manager may also reduce a position in the Global Long/Short Sub-Portfolio with respect to a security if the position approaches its price objective and the risk/return is deteriorating.

Strategies of the Indexed Sub-Portfolio. With respect to the Indexed Sub-Portfolio, the Investment Manager seeks investment returns that are similar to those of the S&P 500 Index by primarily investing in equity derivatives, such as futures contracts, options on futures contracts, and equity options. An equity derivative is a financial instrument whose value depends on, or is “derived” from, the value of an underlying asset or index, such as the S&P 500 Index. Using S&P 500 equity derivatives, the Investment Manager can obtain investment exposure to the S&P 500 Index equal to the net asset value of the Series that it manages with a fraction of the assets that would be needed to purchase an equivalent amount of equity securities directly. Obtaining magnified investment exposure on a small investment is referred to as “leverage,” and it can increase the volatility of the Series’ performance. However, because the Series ultimately is responsible for the entire amount of the investment exposure under an equity derivative, the Investment Manager will manage the remainder of its portion of the Series so that any leverage achieved through equity derivatives is reduced by other investments. While there are a number of ways of offsetting the leverage achieved through equity derivatives, the Investment Manager generally will do so by investing in fixed income securities in an amount sufficient to meet the Series’ obligations under the equity derivatives.

The Investment Manager actively manages the fixed income securities with a view toward enhancing the Series’ total return and recouping some of the transaction and financing costs associated with investing in equity derivatives, which are reflected in the operating costs of the Series. The Series’ overall portfolio duration for its investments in fixed income securities is normally not expected to exceed one year. The fixed income securities in which the Series may invest include securities issued or guaranteed by the U.S. government, its agencies or instrumentalities; corporate debt securities of U.S. issuers, including mortgage backed and other asset-backed securities; and bank certificates of deposit, fixed time deposits and bankers’ acceptances.

Although the Investment Manager does not normally invest the Indexed Sub-Portfolio of the Series’ portfolio directly in S&P 500 securities, when equity derivatives appear to be overvalued relative to the S&P 500 Index, the

Series may invest in a “basket” of S&P 500 stocks. The S&P 500 Index is a well known stock market index composed of 500 selected common stocks that represent approximately two-thirds of the total market value of all U.S. common stocks. Individual stocks are selected based on an analysis of the historical correlation between the return of every S&P 500 stock and the return of the S&P 500 Index itself. The Investment Manager may employ fundamental analysis of factors such as earnings and earnings growth, price to earnings ratio, dividend growth, and cash flows to choose among stocks that satisfy the correlation tests.

Stocks chosen for the Series are not limited to those with any particular weighting in the S&P 500 Index. The Series may also invest in ETFs based on the S&P 500 Index, such as Standard & Poor’s Depositary Receipts.

Principal Risks — The value of an investment in the Series will fluctuate and is subject to investment risks, which means investors could lose money. The principal risks of investing in the Series are listed below.

Active Trading Risk. Active trading, also called “high turnover,” may have a negative impact on performance. Active trading may result in higher brokerage costs or mark-up charges, which are ultimately passed on to shareholders of the Series.

Convertible Securities Risk. The value of convertible securities tends to decline as interest rates increase. Convertible securities generally offer lower interest or dividend yields than non-convertible securities of similar quality. The Series could lose money if the issuer of a convertible security is unable to meet its financial obligations or goes bankrupt.

Credit Risk. The Series could lose money if the issuer of a bond is unable to repay interest and principal on time or defaults. The issuer of a bond could also suffer a decrease in quality rating, which would affect the volatility and liquidity of the bond.

Equity Derivatives Risk. Equity derivatives may pose risks in addition to those associated with investing directly in securities or other investments, including illiquidity of the equity derivative, imperfect correlations with underlying investments or the Series’ other portfolio holdings, lack of availability and counterparty risk.

Emerging Markets Risk. Investments in emerging markets securities are generally subject to a greater level of those risks associated with investing in foreign securities, as emerging markets are considered less developed and developing countries.

Equity Securities Risk. Equity securities include common stocks and other equity securities (and securities convertible into stocks), and the prices of equity securities fluctuate in value more than other investments. They reflect changes in the issuing company’s financial condition and changes in the overall market. Common stocks generally represent the riskiest investment in a company. The Series may lose a substantial part, or even all, of its investment in a company’s stock. Growth stocks may be more volatile than value stocks.

Foreign Securities Risk. Foreign securities, including investments in foreign securities through ADRs, carry additional risks when compared to U.S. securities, including currency fluctuations, adverse political and economic developments, unreliable or untimely information, less liquidity, limited legal recourse and higher transactional costs.

Growth Stocks Risk. Growth stocks typically invest a high portion of their earnings back into their business and may lack the dividend yield that could cushion their decline in a market downturn. Growth stocks may be more volatile than other stocks because they are more sensitive to investor perceptions regarding the growth potential of the issuing company.

Index Risk. Investments intended to track a benchmark index may not have performance that corresponds with the performance of the benchmark index for any period of time and may underperform the overall stock market.

Interest Rate Risk. Investments in fixed-income securities are subject to the possibility that interest rates could rise sharply, causing the value of the Series’ securities, and share price to decline. Fixed income securities with longer durations are subject to more volatility than those with shorter durations.

Investment in Investment Vehicles Risk. Investing in other investment vehicles, including ETFs and other mutual funds, subjects the Series to those risks affecting the investment vehicle, including the possibility that the value of the underlying securities held by the investment vehicle could decrease. Moreover, the Series and its shareholders will incur its pro rata share of the underlying vehicles’ expenses.

Leverage Risk. The Series’ use of leverage through derivatives may cause the Series to be more volatile than if it had not been leveraged. Leverage can arise through the use of derivatives.

Liquidity Risk. Investments are subject to liquidity risk when they are difficult to purchase or sell.

Management Risk. The Series is actively managed. There is no guarantee that the investment strategies will be successful.

Market Risk. The market value of the securities held by the Series may fluctuate as a result of factors affecting individual companies or other factors such as changing economic, political or financial market conditions. Moreover, changing economic, political or financial market conditions in one country or geographic region could adversely impact the market value of the securities held by the Series in a different country or geographic region.

Overweighting Risk. Overweighting investments in certain sectors or industries of the stock market increases the risk that the Series will suffer a loss because of general declines in the prices of stocks in those sectors or industries.

Regulatory and Legal Risk. U.S. and other regulators and governmental agencies may implement additional regulations and legislators may pass new laws that affect the investments held by the Series, the strategies used by the Series or the level of regulation applying to the Series (such as regulations related to investments in derivatives). These may impact the investment strategies, performance, costs and operations of the Series.

Short Sales Risk. Short selling a security involves selling a borrowed security with the expectation that the value of that security will decline so that the security may be purchased at a lower price when returning the borrowed security. The risk for loss on short selling is greater than the original value of the securities sold short because the price of the borrowed security may rise, thereby increasing the price at which the security must be purchased. Government actions also may affect the Series’ ability to engage in short selling.

Smaller Companies Risk. The securities of smaller companies are subject to greater volatility, especially during periods of economic uncertainty. These risks are likely to be greater for micro-cap companies.

Value Stocks Risk. Value stocks are subject to the risk that the intrinsic value of the stock may never be realized by the market or that the price goes down.

Performance Information — The following chart and table provide some indication of the risks of investing in the Series by showing changes in the Series’ share performance from year to year and by showing how the Series’ average annual returns for one, five, and ten years have compared to those of a broad measure of market performance. As with all mutual funds, past performance is not necessarily an indication of how the Series will perform in the future.

The performance figures do not reflect fees and expenses associated with an investment in variable insurance products through which shares of the Series are purchased, and, if such fees and expenses were reflected, the performance figures would be lower. Shares of the Series are available only through the purchase of such products.

Average Annual Total Returns (For the periods ended December 31, 2011)

	1 Year		5 Years		Since Inception 7/7/2003
Series Z	[	]	[	]	[	]
S&P 500 Index (reflects no deductions for fees, expenses, or taxes)	[	]	[	]	[	]

Management of the Series —

Investment Manager and Sub-Advisers. Security Investors, LLC, also known as Guggenheim Investments (the “Investment Manager”), serves as the investment manager of the Series. Mainstream Investment Advisers, LLC serves as a Sub-Adviser to the Series.

Portfolio Managers. Michael P. Byrum, Michael J. Dellapa, and Ryan A. Harder are primarily responsible for the day-to-day management of the Indexed Sub-Portfolio and the Global Long/Short Sub-Portfolio and each holds the title of “Portfolio Manager” with the Investment Manager. They have co-managed the Indexed Sub-Portfolio since May 2010 and the Global Long/Short Sub-Portfolio since January 2012. William Jenkins and Charles Craig are primarily responsible for the day-to-day management of the Domestic Long/Short Sub-Portfolio, and each holds the title of “Portfolio Manager” with the sub-adviser, Mainstream Investment Advisers, LLC. They have co-managed the Series since July 2003.

Purchase and Sale of Series’ Shares — Shares of the Series are purchased primarily by insurance companies for their separate accounts to fund variable life insurance and variable annuity contracts. Investors do not deal directly with the Series to purchase and redeem shares. Please refer to the prospectus for the variable annuity or variable life insurance contract for information on the allocation of premiums and transfers of accumulated value.

Tax Information — Shares of the Series are owned by the insurance companies offering the variable annuity or variable life insurance contract. Please see the prospectus for the variable annuity or variable life insurance contract for information regarding the federal income tax treatment of the insurance contract.

Payments to Insurance Companies and Other Financial Intermediaries — The Series and its related companies may pay financial intermediaries and financial representatives for the sale of Series shares and related services. These payments may create a conflict of interest by influencing the financial intermediary or financial representative to recommend a variable annuity or variable life insurance contract and the Series over another investment. Ask your financial intermediary or financial representative or visit your financial intermediary’s website for more information.

ADDITIONAL INFORMATION REGARDING

INVESTMENT OBJECTIVES AND STRATEGIES

The Board of Directors may change the Series’ investment objectives and strategies at any time without shareholder approval. A Series with a name suggesting a specific type of investment or industry will provide written notice to shareholders prior to, or concurrent with, any such change as required by applicable law. Should a Series change its policy of investing at least 80% of its assets in the type of investment suggested by its name, the Series will provide shareholders at least 60 days’ notice prior to making the change. As with any investment, there can be no guarantee the Series will achieve their investment objectives.

Each Series may, from time to time, take temporary defensive positions that are inconsistent with the Series’ principal investment strategies in attempting to respond to adverse market, economic, political, or other conditions. For example, each Series may invest some or all of its assets in cash, fixed-income securities, government bonds, money market securities or repurchase agreements. Although a Series would do this only in seeking to avoid losses, the Series may be unable to pursue its investment objective at that time, and it could reduce the benefit to the Series from any upswing in the market.

The Series’ holdings of certain types of investments cannot exceed a maximum percentage of net assets. These percentage limitations are set forth in this Prospectus and/or the Statement of Additional Information. While the percentage limitations provide a useful level of detail about a Series’ investment program, they should not be viewed as an accurate gauge of the potential risk of the investment. For example, in a given period, a 5% investment in futures contracts could have significantly more of an impact on a Series’ share price than its weighting in the portfolio. The net effect of a particular investment depends on its volatility and the size of its overall return or risk profile in relation to the performance of the Series’ other investments. The Portfolio Managers of the Series have considerable leeway in choosing investment strategies and selecting securities they believe will help a Series achieve its objective. Notwithstanding the above, the Series will be invested in accordance with the Principal Investment Strategies discussed earlier in this Prospectus. In seeking to meet its investment objective, a Series may invest in any type of security or instrument whose investment characteristics are consistent with the Series’ investment program. Investors should be aware that the investments made by a Series and the results achieved by a Series at any given time are not expected to be the same as those made by other mutual funds for which the Investment Manager or a Sub-Adviser acts as investment adviser, including mutual funds with names, investment objectives and policies similar to the Series.

The Series are subject to certain investment policy limitations referred to as “fundamental policies.” The full text of each Series’ fundamental policies is included in the Statement of Additional Information.

DESCRIPTIONS OF PRINCIPAL RISKS

Additional information on the principal risks of the Series is described below. Not all of the risks apply to each Series. A list of the main risks that apply to a particular Series can be found under the “Principal Risks” heading for that Series. However, the fact that a particular risk was not indicated as a principal risk for a Series does not mean that the Series is prohibited from investing its assets in securities that give rise to that risk. It simply means that the risk is not a principal risk for that Series. For example, the risk of investing in smaller companies is not listed as a principal risk for Series A. This does not mean that Series A is prohibited from investing in smaller companies, only that the risk of smaller companies is not one of the main risks associated with Series A. Although the Series will not generally trade for short-term profits (unless otherwise indicated), circumstances may warrant a sale without regard to the length of time a security was held. A high turnover rate may increase transaction costs, which decreases the value of investments. In seeking to meet its investment objective, a Series’ assets may be invested in any type of security or instrument whose investment characteristics are consistent with the Series’ investment program.

In addition, investors should note that, to the extent authorized by law, each Series reserves the right to discontinue offering shares at any time, to merge or reorganize itself or a class of shares, or to cease operations and liquidate at any time.

Asset-Backed and Mortgage-Backed Securities Risk — Certain Series may invest in asset-backed securities, including mortgage-backed securities and structured investment vehicles (“SIVs”), which are legal entities that are sponsored by banks, broker-dealers or other financial firms specifically created for the purpose of issuing particular securities or instruments. The Series will receive payments that are part interest and part return of principal. These payments may vary based on the rate at which borrowers pay off their loans. When a borrower, such as a homeowner with respect to mortgage-backed securities, makes a prepayment, a Series receives a larger portion of its principal investment back, which means that there will be a decrease in monthly interest payments. An underlying pool of assets, principally automobile and credit card receivables, boat loans, computer leases, airplane leases, mobile home loans, recreational vehicle loans and hospital account receivables may back asset-backed securities in which a Series may invest. A Series may invest in these and other types of asset-backed securities that may be developed in the future. The pool provides the interest and principal payments to investors. Asset-backed securities may provide a Series with a less effective security interest in the related collateral than do mortgage-related securities, and thus it is possible that recovery on repossessed collateral might be unavailable or inadequate to support payments on these securities. Some mortgage-backed securities and SIVs may be leveraged or have structures that make their reaction to interest rates and other factors difficult to predict, making their prices very volatile.

Home mortgage loans are typically grouped together into “pools” by banks and other lending institutions, and interests in these pools are then sold to investors, allowing the bank or other lending institution to have more money available to loan to home buyers. When homeowners make interest and principal payments, these payments are passed on to the investors in the pool. Some of these pools are guaranteed by U.S. government agencies or by government sponsored private corporations—familiarly called “Ginnie Mae,” “Fannie Mae” and “Freddie Mac.”

The underlying assets (i.e., loans) are subject to prepayments, which can shorten the securities’ weighted average life and may lower their return or defaults. The value of these securities also may change because of actual or perceived changes in the creditworthiness of the originator, the servicing agent, the financial institution providing credit support, or swap counterparty. These securities are subject to high degrees of credit, valuation and liquidity risks.

Active Trading Risk — Active trading will increase the costs a Series incurs because of higher brokerage charges or mark-up charges, which are passed on to shareholders of the Series, and, as a result, may lower a Series’ performance.

Capitalization Securities Risk — The Series’ investments (or, with respect to Series D, Underlying Index) may be composed primarily of, or have significant exposure to, securities in a particular capitalization range, e.g., large-, mid- or small-cap securities. As a result, a Series may be subject to the risk that the predominate capitalization range represented in the Series’ portfolio (or, with respect to Series D, Underlying Index) may underperform other segments of the equity market or the equity market as a whole. In addition, in comparison to securities of companies with larger capitalizations, securities of small and medium-capitalization companies may experience more price volatility (especially during periods of economic uncertainty), greater spreads between their bid and ask prices, significantly lower trading volumes, and cyclical or static growth prospects. Small and medium-capitalization companies often have limited product lines, markets or financial resources, and may therefore be more vulnerable to adverse developments than larger capitalization companies. These securities may or may not pay dividends. Securities of smaller companies may present additional risks because their earnings are less predictable and their securities are often less liquid than those of larger, more established companies. These risks are likely to be greater for micro-cap companies.

Conflicts of Interest Risk — In managing Series N, the Investment Manager will have the authority to select and substitute underlying funds. The Investment Manager is subject to conflicts of interest in doing so and in allocating Series assets among the various underlying funds, both because the fees payable to it by some underlying funds may be higher than the fees payable by other underlying funds and because the Investment Manager or an affiliate is also responsible for managing each of the affiliated underlying funds. The Investment Manager is legally obligated to disregard the fees payable by underlying funds when making investment decisions. The Directors and officers of Series N may also be Directors and officers of the affiliated underlying funds and thus may have conflicting interests in fulfilling their fiduciary duties to both Series N and the affiliated underlying funds.

Convertible Securities Risk — Convertible securities are generally preferred stocks and other securities, including fixed income securities and warrants that are convertible into or exercisable for common stock. They generally participate in the appreciation or depreciation of the underlying stock into which they are convertible, but to a lesser degree. In recent years, convertible securities have been developed which combine higher or lower current income with options and other features. Warrants are options to buy a stated number of shares of common stock at a specified price anytime during the life of the warrants (generally, two or more years). Convertible securities may be lower-rated securities subject to greater levels of credit risk. A convertible security may be converted before it would otherwise be most appropriate, which may have an adverse effect on the Series’ ability to achieve its investment objective.

“Synthetic” convertible securities are selected based on the similarity of their economic characteristics to those of a traditional convertible security due to the combination of separate securities that possess the two principal characteristics of a traditional convertible security, i.e., an income-producing security (“income-producing component”) and the right to acquire an equity security (“convertible component”). The income-producing component is achieved by investing in non-convertible, income-producing securities such as bonds, preferred stocks and money market instruments, which may be represented by derivative instruments. The convertible component is achieved by investing in securities or instruments such as warrants or options to buy common stock at a certain exercise price, or options on a stock index. A simple example of a synthetic convertible security is the combination of a traditional corporate bond with a warrant to purchase equity securities of the issuer of the bond. A Series may also purchase synthetic securities created by other parties, typically investment banks, including convertible structured notes. The income-producing and convertible components of a synthetic convertible security may be issued separately by different issuers and at different times.

Credit Derivative Transactions Risk — The use of credit derivatives is a highly specialized activity which involves strategies and risks different from those associated with ordinary portfolio security transactions. There are three basic transactional forms for credit derivatives: swaps, options and structured instruments, such as credit-linked notes. Default risk derivatives are linked to the price of reference securities or loans after a default by the issuer or borrower. Market spread derivatives are based on the risk that changes in market factors, such as credit spreads, can cause a decline in the value of a security, loan or index.

The “buyer” in a credit default swap contract is obligated to pay the “seller” a periodic stream of payments over the term of the contract, provided that no event of default on an underlying reference obligation has occurred. If an event of default occurs, the seller must pay the buyer the full notional value, or “par value,” of the reference obligation. Credit default swap transactions are either “physical delivery” settled or “cash” settled. Physical delivery entails the actual delivery of the reference asset to the seller in exchange for the payment of the full par value of the reference asset. Cash settled entails a net cash payment from the seller to the buyer based on the difference of the par value of the reference asset and the current value of the reference asset that may have, through default, lost some, most or all of its value.

In addition to market risks applicable to derivatives generally, credit derivative instruments may involve special risks because they are difficult to value and typically are highly susceptible to liquidity and credit risk. These risks include (without limitation) the risk that a seller may fail to satisfy its payment obligations in the event of default, the risk that a swap may expire worthless and will generate income only in the event of default, lack of availability, illiquidity, and mispricing or improper valuation. A Series may lose the entire amount of its investment in credit derivative instruments.

If a Series is a buyer of a credit default swap and no event of default occurs, the Series will have made a series of periodic payments (in an amount more or less than the value of the cash flows received on the underlying debt security) and recover nothing of monetary value. Credit default swap transactions and similar transactions may involve greater risks than if a Series had invested in the reference obligation directly.

Credit Risk — It is possible that some issuers of fixed-income securities will not make payments on debt securities held by a Series, or there could be defaults on repurchase agreements held by a Series. This risk may be especially acute with respect to high yield securities (i.e., “junk bonds”). Also, an issuer may suffer adverse changes its financial condition that could lower the credit quality of a security, leading to greater volatility in the price of the security and in shares of a Series. A change in the credit quality rating of a bond can affect the bond’s liquidity and make it more difficult for a Series to sell. Any applicable limitation on the credit quality of a security in which a Series may invest is applied at the time the Series purchases the security.

Credit quality is a measure of the issuer’s expected ability to make all required interest and principal payments in a timely manner. An issuer with the highest credit rating has a very strong capacity with respect to making all payments.

An issuer with the second-highest credit rating has a strong capacity to make all payments, but the degree of safety is somewhat less. An issuer with the lowest credit quality rating may be in default or have extremely poor prospects of making timely payment of interest and principal. See Appendix A of the Statement of Additional Information for a more complete discussion of the meaning of the different credit quality ratings. Investment grade securities are fixed-income securities that have been determined by a nationally recognized statistical rating organization to have a medium to high probability of being paid (although there is always a risk of default), or which, if unrated, have been determined by the Investment Manager to be of comparable quality. Investment grade securities are designated BBB, A, AA or AAA by Standard & Poor’s Ratings Group, Fitch Investors Service, Inc. and Dominion Bond Rating Service Ltd., and Baa, A, Aa or Aaa by Moody’s Investors Service, or have been determined by the Investment Manager to be of comparable quality.

The syndicated bank loans and corporate debt securities in which Series P (High Yield Series) may invest are generally rated lower than investment grade credit quality, e.g., rated lower than “Baa” by Moody’s Investors Service (“Moody’s”) or “BBB” by Standard & Poor’s Corporation (“S&P”), or have been issued by issuers who have issued other debt securities which, if unrated, would be rated lower than investment grade credit quality. Investment decisions will be based largely on the credit risk analysis performed by the Investment Manager and not on rating agency evaluations. This analysis may be difficult to perform. Information about a syndicated bank loan and its issuer generally is not in the public domain. Many issuers have not issued securities to the public and are not subject to reporting requirements under federal securities laws. Generally, however, issuers are required to provide financial information to lenders, and information may be available from other syndicated bank loans participants or agents that originate or administer syndicated bank loans.

Currency Risk — A Series’ indirect and direct exposure to foreign currencies subjects the Series to the risk that those currencies will decline in value relative to the U.S. Dollar, which would cause a decline in the U.S. value of the holdings of the Series. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates and the imposition of currency controls or other political, economic and tax developments in the U.S. or abroad. While Series D may engage in currency hedging transactions, it generally does not intend to do so.

Depositary Receipt Risk —A Series may hold the securities of non-U.S. companies in the form of American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”). ADRs are negotiable certificates issued by a U.S. financial institution that represent a specified number of shares in a foreign stock and trade on a U.S. national securities exchange, such as the New York Stock Exchange. A Series will primarily invest in sponsored ADRs, which are issued with the support of the issuer of the foreign stock underlying the ADRs and carry all of the rights of common shares, including voting rights. GDRs are similar to ADRs, but may be issued in bearer form and are typically offered for sale globally and held by a foreign branch of an international bank. The underlying securities of the ADRs and GDRs in a Series’ portfolio are usually denominated or quoted in currencies other than the U.S. Dollar. As a result, changes in foreign currency exchange rates may affect the value of a Series’ portfolio. Generally, when the U.S. Dollar rises in value against a foreign currency, a security denominated in that currency loses value because the currency is worth fewer U.S. Dollars. In addition, because the underlying securities of ADRs and GDRs trade on foreign exchanges at times when the U.S. markets are not open for trading, the value of the securities underlying the ADRs and GDRs may change materially at times when the U.S. markets are not open for trading, regardless of whether there is an active U.S. market for shares of a Series. A Series’ investment exposure to the underlying foreign securities may involve risks not typically associated with investing in U.S. companies. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices in some foreign markets can be extremely volatile due to increased risks of adverse issuer, political, regulatory, market, or economic developments. Many foreign countries lack accounting and disclosure standards comparable to those that apply to U.S. companies, and it may be more difficult to obtain reliable information regarding a foreign issuer's financial condition and operations. In addition, transaction costs and costs associated with custody services are generally higher for foreign securities than they are for U.S. securities.

Derivatives Risk —Derivatives include options, futures and options on futures, which may be used to hedge a Series’ portfolio, to increase returns or to maintain exposure to a market without buying individual securities. These investments may pose risks in addition to those associated with investing directly in securities or other investments. These risks may include illiquidity of the derivative, imperfect correlation with underlying investments or the Series’

other portfolio holdings, lack of availability, counterparty risks, valuation risks and legal restrictions. In addition, when a Series sells covered call options, it receives cash but limits its opportunity to profit from an increase in the market value of the security beyond the exercise price (plus the premium received). The gain may be less than if the Series had not sold an option on the underlying security. There is the risk that such practices may fail to serve their intended purposes and may reduce returns or increase volatility. Accordingly, there is also the risk that a Series could lose more than the amount the Series invested in the derivatives. These practices also entail transactional expenses and may cause a Series to realize higher amounts of short-term capital gains than if the Series had not engaged in such transactions.

Certain hybrid instruments (which are derivatives) can combine the characteristics of securities, futures and options. For example, the principal amount, redemption or conservation terms of a security could be related to the market price of some commodity, currency or securities index. The risks of such investments would reflect the risks of investing in futures, options and securities, including volatility and illiquidity. Such securities may bear interest or pay dividends at below market (or even relatively nominal) rates. Under certain conditions, the redemption value of such an investment could be zero. Hybrids can have volatile prices and limited liquidity, and their use by a Series may not be successful. Each Series other than Series C may invest in hybrid instruments.

Emerging Markets Risk — The Series may invest in securities in emerging markets. Investing in securities in emerging countries may entail greater risks than investing in securities in developed countries. These risks include: (1) less social, political and economic stability; (2) the small current size of the markets for such securities and the currently low or nonexistent volume of trading, which result in a lack of liquidity and in greater price volatility; (3) certain national policies which may restrict the Series’ investment opportunities, including restrictions on investment in issuers or industries deemed sensitive to national interests; (4) foreign taxation; and (5) the absence of developed structures governing private or foreign investment or allowing for judicial redress for injury to private property.

Equity Securities Risk — Equity securities include common stocks and other equity securities (and securities convertible into stocks), and the prices of equity securities fluctuate in value more than other investments. They reflect changes in the issuing company’s financial condition and changes in the overall market. Common stocks generally represent the riskiest investment in a company. A Series may lose a substantial part, or even all, of its investment in a company’s stock. Growth stocks may be more volatile than value stocks.

A Series’ investment in securities offered through initial public offerings (IPOs) may have a magnified performance impact, either positive or negative, on any Series and particularly those with a small asset base. There is no guarantee that as a Series’ assets grow, they will continue to experience substantially similar performance by investing in IPOs. A Series’ investments in IPOs may make it subject to more erratic price movements than the overall equity market. Series X may be particularly susceptible to IPO risk.

Fund of Funds Risk — Series N is subject to fund of funds risk. By investing in the underlying funds indirectly through the Series, an investor will incur not only a proportionate share of the expenses of the underlying funds held by the Series (including operating costs and management fees), but also expenses of the Series. Consequently, an investment in Series N entails more direct and indirect expenses than a direct investment in the underlying funds. In order to minimize these expenses, the Series intends to invest in the class of shares of each underlying fund with the lowest shareholder fees and net fund operating expenses.

In addition, an underlying fund may buy the same securities that another underlying fund sells. If this happens, an investor in the Series would indirectly bear the costs of these trades without accomplishing any investment purpose. Also, the Series investor may receive taxable gains from portfolio transactions by the underlying funds, as well as taxable gains from the Series’ transactions in shares of the underlying funds. In addition, certain of the underlying funds may hold common portfolio positions, thereby reducing the diversification benefits of an asset allocation style. The performance of those underlying funds, in turn, depends upon the performance of the securities in which they invest.

Foreign Securities Risk — Investing in foreign investments, including investing in foreign securities through ADRs and GDRs, involves certain special risks, including but not limited to: (i) unfavorable changes in currency exchange rates; (ii) adverse political and economic developments; (iii) unreliable or untimely information; (iv) limited legal recourse; (v) limited markets; (vi) higher operational expenses; and (vii) illiquidity. These risks may even be higher in underdeveloped or emerging markets. A Series considers a security to be a foreign security if the issuer is organized under the laws of a foreign country or is a foreign government, or a sub-division or agency of such government, or the security is traded in markets outside the United States.

Foreign investments are normally issued and traded in foreign currencies. As a result, their values may be affected by changes in the exchange rates between particular foreign currencies and the U.S. dollar. Foreign investments may be subject to the risks of seizure by a foreign government, imposition of restrictions on the exchange or transport of foreign currency, and tax increases. There may also be less information publicly available about a foreign company than about most U.S. companies, and foreign companies are usually not subject to accounting, auditing and financial reporting standards and practices comparable to those in the United States. The legal remedies for investors in foreign investments may be more limited than those available in the United States. Certain foreign investments may be less liquid (harder to buy and sell) and more volatile than domestic investments, which means a Series may at times be unable to sell its foreign investments at desirable prices. For the same reason, a Series may at times find it difficult to value its foreign investments. Brokerage commissions and other fees are generally higher for foreign investments than for domestic investments. The procedures and rules for settling foreign transactions may also involve delays in payment, delivery or recovery of money or investments. Foreign withholding taxes may reduce the amount of income available to distribute to shareholders of the Series.

Geographic Focus Risk — Series that are less diversified across countries or geographic regions are generally riskier than more geographically diversified series. A Series that focuses on a single country or a specific region is more exposed to that country's or region's economic cycles, currency exchange rates, stock market valuations and political risks (including defense concerns), among others, compared with a more geographically diversified series. The economies and financial markets of certain regions, such as Asia or Eastern Europe, can be interdependent and may be adversely affected by the same events.

Australasia and Asia. Certain Australasian or Asian economies have experienced over-extension of credit, currency devaluations and restrictions, high unemployment, high inflation, reliance on exports and economic cycles. Economic events in any one country can have a significant economic effect on the entire region as well as on major trading partners.

Europe. The European economy is diverse and includes both large, competitive economies and smaller, struggling economies. As a whole, the European Union is the wealthiest and largest economy in the world. The Economic and Monetary Union of the European Union (the "EU") requires compliance with restrictions on inflation rates, deficits, interest rates, debt levels and fiscal and monetary controls, each of which may significantly affect every country in Europe. Decreasing imports or exports, changes in governmental regulations on trade, changes in the exchange rate of the euro, debt levels and recessions in EU economies may have a significant adverse effect on the economies of EU member countries and their trading partners. The European financial markets have recently experienced volatility due to concerns about rising government debt levels of several European countries, including Greece, Spain, Ireland, Italy and Portugal. Economic uncertainty may have an adverse effect on the value of a Series’ investments.

Growth Stocks Risk — Investments in growth stocks may lack the dividend yield that can cushion stock prices in market downturns. Growth companies often are expected to increase their earnings at a certain rate. If expectations are not met, investors can punish the stocks, even if earnings do increase.

High Yield Securities Risk — Higher yielding debt securities in the lower rating (higher risk) categories of the recognized rating services are commonly referred to as “junk bonds.” High yield securities are debt securities that have been determined by a rating agency to have a lower probability of being paid and have a credit rating of BB or lower by Standard & Poor’s Corporation and Fitch Investors Service, Inc. or Ba or lower by Moody’s Investors Service or have been determined by the Investment Manager to be of comparable quality. The total return and yield of junk bonds can be expected to fluctuate more than the total return and yield of higher-quality bonds. Junk bonds (those rated below investment grade or in default, or unrated securities determined to be of comparable quality) are regarded as predominantly speculative with respect to the issuer's continuing ability to meet principal and interest payments. Successful investment in lower-medium and lower-rated debt securities involves greater investment risk and is highly dependent on the Investment Manager or relevant Sub Adviser’s credit analysis. A real or perceived economic downturn or higher interest rates could cause a decline in high-yield bond prices by lessening the ability of issuers to make principal and interest payments. These bonds are often thinly traded and can be more difficult to sell and value accurately than high-quality bonds. Because objective pricing data may be less available, judgment may play a greater role in the valuation process. In addition, the entire junk bond market can experience sudden and sharp price swings due to a variety of factors, including changes in economic forecasts, stock market activity, large or sustained sales by major investors, a high-profile default, or just a change in the market's psychology. This type of volatility is usually associated more with stocks than bonds. Series P may be particularly sensitive to the risks of high yield securities.

Index Risk — The performance of an underlying fund or other investment that seeks to track a benchmark index may not correspond to the benchmark index for any period of time. Such an investment may not duplicate the exact composition of its index In addition, unlike a fund or other investment, the returns of an index are not reduced by expenses, and therefore, the ability of a Series to match the performance of the index is adversely affected by the costs of buying and selling investments as well as other expenses.

Interest Rate Risk — Investments in fixed-income securities are subject to the possibility that interest rates could rise sharply, causing the value of a Series’ securities, and share price, to decline. Longer term bonds and zero coupon bonds are generally more sensitive to interest rate changes than shorter-term bonds. Generally, the longer the average maturity of the bonds in a Series, the more a Series’ share price will fluctuate in response to interest rate changes. If an issuer calls or redeems an investment during a time of declining interest rates, a Series might have to reinvest the proceeds in an investment offering a lower yield, and therefore might not benefit from any increase in value as a result of declining interest rates. Investors should note that interest rates currently are at, or near, historic lows.

Securities with floating interest rates, such as syndicated bank loans, generally are less sensitive to interest rate changes, but may decline in value if their interest rates do not rise as much or as fast as interest rates in general.

Investment in Investment Vehicles Risk — Investments in investment companies or other investment vehicles may include index-based unit investment trusts such as Standard & Poor’s Depositary Receipts (“SPDRs”) and similar securities of other investment companies, including closed-end funds, mutual funds, or exchange traded funds (“ETFs”) and other investment vehicles. Such index-based investments sometimes hold substantially all of their assets in securities representing a specific index. In the case of SPDRs, the index represented is the S&P 500 Index, but a Series may invest in other index-based investments designed to track other indexes or market sectors. To the extent a Series invests in other investment companies or vehicles, the Series and its shareholders will incur its pro rata share of the underlying investment companies’ or vehicles’ expenses, such as investment advisory and other management expenses, and shareholders will be required to pay the operating expenses of two or more investment vehicles. In addition, a Series will be subject to the effects of business and regulatory developments that affect an underlying investment company or vehicle or the investment company industry generally. The Series may use index-based investments as a way of managing its cash position, to maintain liquidity while gaining exposure to the equity markets, or a particular sector of the equity market, or to seek to avoid losses in declining market conditions.

Investment in Syndicated Bank Loans Risk — Syndicated bank loans incur some of the same risks as other debt securities, such as prepayment risk, credit risk, interest rate risk, liquidity risk and risks found with high yield securities. Syndicated loans may be issued in connection with a restructuring (such as leveraged buyout loans, leveraged recapitalizations and other types of acquisition financing). In such highly leveraged transactions, the borrower assumes large amounts of debt in order to have the financial resources to attempt to achieve its business objectives. As such, such syndicated bank loans may be part of highly leveraged transactions and involve a significant risk that the borrower may default or go into bankruptcy.

Syndicated bank loans are subject to the risk that the scheduled interest or principal payments will not be paid. Lower rated syndicated bank loans and debt securities (those of less than investment grade quality), involve greater risk of default on interest and principal payments than higher-rated syndicated bank loans and securities. In the event that a non-payment occurs, the value of that obligation likely will decline. In turn, the net asset value of shares of a Series investing in such investments also would decline. Generally, the lower the rating category, the more risky is the investment. Debt securities rated below BBB by S&P or Moody’s are considered to have speculative characteristics and are commonly referred to as “junk bonds.” Junk bonds entail default and other risks greater than those associated with higher-rated securities. Syndicated bank loans are generally subject to less credit risk than junk bonds. They have features that junk bonds generally do not have. They are senior obligations of the borrower or issuer, are secured by collateral, and generally are subject to certain restrictive covenants in favor of the lenders or security-holders that invest in them.

Syndicated bank loans generally offer a floating interest rate. Syndicated bank loans may decline in value if their interest rates do not rise as much or as fast as interest rates in general.

Impairment of Collateral. Syndicated bank loans generally are secured by specific collateral of the borrowers and often are senior to most other securities of the borrower (e.g., common stock or debt instruments) in the event of bankruptcy. However, the collateral can be difficult to liquidate and the value of the collateral can decline or be insufficient to meet the obligations of the borrower. As a result, a syndicated bank loan may not be fully collateralized and can decline significantly in value. As a result, a Series might not receive payments to which it is entitled.

Limited Liquidity. Although the resale, or secondary, market for syndicated bank loans is growing, it is currently limited. There is no organized exchange or board of trade on which such loans are traded. Instead, the secondary market for syndicated bank loans is an unregulated inter-dealer or inter-bank re-sale market. Syndicated bank loans usually trade in large denominations (typically $1 million and higher), and trades can be infrequent. The market has limited transparency so that information about actual trades may be difficult to obtain. Accordingly, some of the syndicated bank loans in which a Series may invest will be relatively illiquid. In addition, syndicated bank loans in which a Series may invest may require the consent of the borrower and/or the agent prior to sale or assignment. These consent requirements can delay or impede a Series’ ability to sell syndicated bank loans and may adversely affect the price that can be obtained. A Series may have difficulty disposing of syndicated bank loans if cash is needed to pay redemption requests, to pay dividends, to pay expenses or to take advantage of new investment opportunities. These considerations may cause a Series to sell securities at lower prices than it otherwise would consider to meet cash needs, or may cause a Series to maintain a greater portion of its assets in cash equivalents than it otherwise would, which could negatively affect performance.

A Series values its assets daily. However, because the secondary market for syndicated bank loans is limited, it may be difficult to value syndicated bank loans. Market quotations may not be readily available for some syndicated bank loans or may be volatile and/or subject to large spreads between bid and ask prices, and valuation may require more research than for other securities. In addition, elements of judgment may play a greater role in valuation than for securities with a more active secondary market, because there is less reliable, objective market value data available.

A Series may be in possession of material non-public information about a borrower as a result of its ownership of a syndicated loan and/or corporate debt security of a borrower. Because U.S. laws and regulations generally prohibit trading in securities of issuers while in possession of material, non-public information, a Series might be unable to trade securities of such a transaction in a security of such a borrower when it would otherwise be advantageous to do so and, as such, could incur a loss.

Leverage Risk — The use of derivatives and borrowings may create leveraging risk. For example, because of the low margin deposits required, futures trading involves an extremely high degree of leverage. As a result, a relatively small price movement in a futures contract may result in an immediate and substantial impact on the net asset value of a Series. Leveraging may cause a Series to be more volatile than if it had not been leveraged. To mitigate leveraging risk, a Series segregates or earmarks liquid assets to meet its obligations under, or otherwise covers, the transactions that may give rise to this risk. Leverage can also arise through the use of borrowing for investment purposes.

The Series are permitted to borrow money for certain purposes. To the extent that a Series purchases securities while it has outstanding borrowings, it is using leverage, i.e., using borrowed funds for investment. Leveraging will exaggerate the effect on the net asset value of any increase or decrease in the market value of a Series’ portfolio. Money borrowed for leveraging will be subject to interest costs that may or may not be recovered by appreciation of the securities purchased.

Liquidity Risk — Investments are subject to liquidity risks when they are difficult to purchase or sell. Investments in illiquid securities may reduce the returns of a Series because it may be unable to sell the illiquid securities at an advantageous time or price.

Management Risk — The Series are subject to management risk because they are actively managed investment portfolios. The Investment Manager, and in the case of a Series that is also managed by a sub-adviser, the Investment Manager and sub-adviser, and each individual portfolio manager will apply investment techniques and risk analysis in making investment decisions for the Series, but there can be no guarantee that these decisions will produce the desired results. Additionally, legislative, regulatory or tax developments may affect the investment techniques available to the Investment Manager, any sub-adviser and each individual portfolio manager in connection with managing the Series and may also adversely affect the ability of the Series to achieve their investment objectives. In addition, with respect to Series N, the Investment Manager allocates the Series’ assets among various underlying funds. These allocations may be unsuccessful in maximizing the Series’ return and/or avoiding investment losses, and may cause the Series to underperform other funds with a similar strategy.

Market Risk — Most securities fluctuate in price, and equity prices tend to fluctuate more dramatically over the shorter term than do the prices of other asset classes. These movements may result from factors affecting individual companies, or from broader influences like changes in interest rates, market conditions, investor confidence or changes in economic, political or financial market conditions. Volatility of financial markets can expose a Series to greater market risk, possibly resulting in greater liquidity risk. Moreover, changing economic, political or financial market conditions in one country or geographic region could adversely affect the market value of the securities held by a Series in a different country or geographic region due to increasingly interconnected global economies and financial markets. These market conditions also may lead to increased regulation of a Series and the instruments in which a Series may invest, which may, in turn, affect the Series’ ability to pursue its investment objective and the Series’ performance.

Non-Correlation Risk — The performance of Series D is unlikely to exactly match or correlate to that of the Underlying Index, either on a daily basis or over a longer period of time. There are a number of factors that contribute to non-correlation, such as Series D’s expenses, imperfect correlation between the Series’ investments and those of the Underlying Index, rounding of share prices, changes to the composition of the Underlying Index, regulatory policies, and high portfolio turnover rate. In addition, since the Underlying Index is not subject to the diversification requirements to which the Series must adhere, the Series may be required to deviate its investments from the securities and weightings of the Underlying Index. Also, Series D may not invest in certain securities included in the Underlying Index due to liquidity or other constraints. Liquidity constraints may delay purchase or sale of securities included in the Underlying Index. Finally, Series D may not be fully invested at times, either as a result of cash flows into the Series or reserves of cash held by the Series to meet redemptions and expenses. Non-correlation causes Series D’s performance to be less than you expect.

Non-Diversification Risk — A non-diversified Series may hold larger positions in a smaller number of securities than a diversified Series. As a result, a change in the market value of a single security may have a greater impact on a Series’ net asset value and total return. A non-diversified Series is expected to be more volatile than a diversified Series.

Options and Futures Risk — Certain Series may use options and futures to hedge their portfolios, to gain exposure to a market without buying individual securities or to increase returns. There is the risk that such practices may sometimes reduce returns or increase volatility. These practices also entail transactional expenses.

The Series may also purchase call and put options and write call and put options on a “covered” basis. A call option is “covered” if a Series owns the security underlying the call or has an absolute right to acquire the security without additional cash consideration (or, if additional cash consideration is required, cash or cash equivalents in such amount are segregated by the Series’ custodian). Futures (a type of potentially high-risk derivative) are often used to manage or hedge risk because they enable the investor to buy or sell an asset in the future at an agreed-upon price. Options (another type of potentially high-risk derivative) give the investor the right (where the investor purchases the options), or the obligation (where the investor writes (sells) the options), to buy or sell an asset at a predetermined price in the future. Futures and options contracts may be bought or sold for any number of reasons, including: to manage exposure to changes in interest rates and bond prices; as an efficient means of adjusting overall exposure to certain markets; in an effort to enhance income; to protect the value of portfolio securities; and to adjust portfolio duration. The Series may sell or write call and put options on securities and financial indices. Futures contracts and options may not always be successful investments; their prices can be highly volatile. Using them could lower a Series’ total return, and the potential loss can exceed the Series’ initial investment in such contracts.

OTC Trading Risk — Certain of the derivatives in which Series N and certain of the underlying funds invest may be traded (and privately negotiated) in the OTC market. While the OTC derivatives market is the primary trading venue for many derivatives, it is largely unregulated and lacks transparency with respect to the terms of OTC transactions. OTC derivatives are complex and often valued subjectively. Improper valuations can result in increased cash payment requirements to counterparties or a loss of value to the Series. In addition, such derivative instruments are often highly customized and tailored to meet the needs of the counterparties. If a derivative transaction is particularly large or if the relevant market is illiquid, it may not be possible to initiate a transaction or liquidate a position at an advantageous time or price. As a result and similar to other privately negotiated contracts, the Series is subject to counterparty credit risk with respect to such derivative contracts.

Overweighting Risk – Overweighting investments in certain sectors or industries of the stock market increases the risk that a Series will suffer a loss because of general declines in the prices of stocks in those sectors or industries.

Passive Investment Risk — Series D is not actively “managed,” in the traditional sense. Therefore, unless a specific security is removed from the Underlying Index, or its weight in the index is changed as will be the case with the Underlying Index, Series D generally would not sell a security because the security’s issuer was in financial trouble. If a specific security is removed from the Underlying Index, Series D may be forced to sell such security at an inopportune time or for a price other than the security's current market value. An investment in the Series involves risks similar to those of investing in any equity securities traded on an exchange, such as market fluctuations caused by such factors as economic and political developments, changes in interest rates and perceived trends in security prices. The value of Series D’s shares likely will decline, more or less, in correspondence with any decline in value of the Underlying Index. The Underlying Index may not contain the appropriate mix of securities for any particular economic cycle, and the timing of movements from one type of security to another in seeking to replicate the Underlying Index could have a negative effect on Series D. Unlike with a more traditional actively managed series, the Investment Manager does not use techniques or defensive strategies designed to lessen the effects of market volatility or to reduce the impact of periods of market decline. In addition, Series D’s risk management or quantitative strategies may not work as expected. This means that, based on market and economic conditions, Series D’s performance could be lower than other types of mutual funds that may actively shift their portfolio assets to take advantage of market opportunities or to lessen the impact of a market decline, or even lower than more classic index funds, which do not use these strategies.

Preferred Securities Risk — Preferred stock represents an equity interest in a company that generally entitles the holder to receive, in preference to the holders of other stocks such as common stocks, dividends and a fixed share of the proceeds resulting from a liquidation of the company. Preferred stocks may pay fixed or adjustable rates of return. Preferred stock is subject to issuer-specific and market risks applicable generally to equity securities. In addition, a company’s preferred stock generally pays dividends only after the company makes required payments to holders of its bonds and other debt. For this reason, the value of preferred stock will usually react more strongly than bonds and other debt to actual or perceived changes in the company’s financial condition or prospects.

Prepayment Risk — The issuers of securities held by a Series may be able to prepay principal due on the securities, particularly during periods of declining interest rates. Securities subject to prepayment risk generally offer less potential for gains when interest rates decline, and may offer a greater potential for loss when interest rates rise. In addition, rising interest rates may cause prepayments to occur at a slower than expected rate, thereby effectively lengthening the maturity of the security and making the security more sensitive to interest rate changes. Prepayment risk is a major risk of mortgage-backed securities and certain asset-backed securities.

Most floating rate loans (such as syndicated bank loans) and debt securities allow for prepayment of principal without penalty. Accordingly, the potential for the value of a floating rate loan or security to increase in response to interest rate declines is limited. Corporate loans or securities purchased to replace a prepaid corporate loan or security may have lower yields than the yield on the prepaid corporate loan.

Regulatory and Legal Risk —U.S. and other regulators and governmental agencies may implement additional regulations and legislators may pass new laws that affect the investments held by the Series, the strategies used by the Series or the level of regulation applying to the Series (such as regulations related to investments in derivatives). These may impact the investment strategies, performance, costs and operations of the Funds. Moreover, with respect to Series C, the Securities and Exchange Commission continues to review the regulation of money market funds and may propose further changes to the rules that govern Series C’s operations. Legislative and tax developments may also affect the Series. These changes and developments affect the investment strategies, performance, yield and operating expenses of Series C.

Restricted Securities Risk — Restricted securities cannot be sold to the public without registration under the Securities Act of 1933 (“1933 Act”). Unless registered for sale, restricted securities can be sold only in privately negotiated transactions or pursuant to an exemption from registration. Restricted securities are generally considered illiquid and, therefore, are subject to the Series’ limitation on illiquid securities.

Restricted securities (including Rule 144A Securities, defined below) may involve a high degree of business and financial risk, which may result in substantial losses. The securities may be less liquid than publicly traded securities. Although these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by a Series. In particular, Rule 144A securities may be resold only to qualified institutional buyers in accordance with Rule 144A under the 1933 Act. Rule 144A permits the resale to “qualified institutional buyers” of “restricted securities” that, when issued, were not of the same class as securities listed on a U.S. securities exchange or quoted on NASDAQ (“Rule 144A Securities”).

Investing in Rule 144A Securities and other restricted securities could have the effect of increasing the amount of a Series’ assets invested in illiquid securities to the extent that qualified institutional buyers become uninterested, for a time, in purchasing these securities.

Short Sales Risk — A short sale entails selling a borrowed security with the expectation that the price of the security will decline so that a Series may purchase the security at a lower price when the Series must return the security that it borrowed. While the potential losses associated with investing in stocks are typically limited to the original cost of the securities, the potential for losses associated with short positions is much greater than the original value of the securities sold short. The Series may not always be able to close out a short position at a particular time or at an acceptable price. A lender may request that borrowed securities be returned to it on short notice, and the Series may have to buy the borrowed securities at an unfavorable price, resulting in a loss. Short sales also subject a Series to risks related to the lender (such as bankruptcy risks) or the general risk that the lender does not comply with its obligations. The use of short sales may cause the Series to have higher expenses than those of equity mutual funds that do not engage in short sales, including the cost of paying the lender an amount equal to any dividends on the borrowed securities. Also, short sales may be subject to legal restrictions, which may limit the ability of a Series to implement its strategies.

Special Situation Investments/Securities in Default Risk — Investing in the securities and debt of distressed issuers or issuers in default (“Special Situation Investments”) involves a far greater level of risk than investing in issuers whose debt obligations are being met and whose debt trades at or close to its “par” or full value. While offering an opportunity for capital appreciation, Special Situation Investments are highly speculative with respect to the issuer’s ability to make interest payments and/or to pay its principal obligations in full. Special Situation Investments can be very difficult to properly value, making them susceptible to a high degree of price volatility and potentially rendering them less liquid than performing debt obligations. Those Special Situation Investments involved in a bankruptcy proceeding can be subject to a high degree of uncertainty with regard to both the timing and the amount of the ultimate settlement. Special Situation Investments may also include debtor-in-possession financing, sub-performing real estate loans and mortgages, privately placed senior, mezzanine, subordinated and junior debt, letters of credit, trade claims, convertible bonds, and preferred and common stocks.

Tracking Error Risk — The Investment Manager may not be able to cause Series N’s performance to match or correlate to that of the Series’ benchmark, either on a daily or aggregate basis. Factors such as Series expenses, imperfect correlation between the Series’ investments and those of its underlying index, rounding of share prices, changes to the composition of the underlying index, regulatory policies, high portfolio turnover rate, and the use of leverage all contribute to tracking error. Tracking error may cause the Series’ performance to be less than you expect.

Technology Stocks Risk — Companies in the rapidly changing field of technology often face unusually high price volatility, both in terms of gains and losses. The potential for wide variation in performance is based on the special risks common to these stocks. For example, products or services that at first appear promising may not prove commercially successful or may become obsolete quickly. Earnings disappointments can result in sharp price declines. The level of risk will be increased to the extent that a Series has significant exposure to smaller or unseasoned companies (those with less than a three-year operating history), which may not have established products or more experienced management.

Value Stocks Risk — Investments in value stocks are subject to the risk that their intrinsic values may never be realized by the market or that their prices may go down. While a Series’ investments in value stocks may limit downside risk over time, a Series may, as a trade-off, produce more modest gains than riskier stock funds.

PORTFOLIO HOLDINGS

A description of the Series’ policies and procedures with respect to the disclosure of the Series’ underlying portfolio securities is available in the Series’ Statement of Additional Information and on their website at www.securitybenefit.com/#983. In addition, investors should note that the Series publish a complete list of their month-end portfolio holdings on their website generally within one to two days after the end of each calendar month. Such information will remain online for four months or as otherwise required by law.

INVESTMENT MANAGER

Security Investors, LLC , also known as Guggenheim Investments (referred to herein as “Guggenheim Investments” or the “Investment Manager”), 805 King Farm Boulevard, Suite 600, Rockville, Maryland 20850, serves as investment adviser to SBL Fund. On December 31, 2011, the aggregate assets under the investment management of the Investment Manager were approximately $19.5 billion. The Investment Manager makes investment decisions for the assets of the Series and continuously reviews, supervises and administers each Series’ investment program.

Management Fees — The following chart shows the aggregate investment management fees paid by each Series during the last fiscal year, except as otherwise indicated. For Series for which the Investment Manager has retained a sub-adviser, the Investment Manager, and not the Series, is responsible for payment of sub-advisory fees.

In addition to any contractual waivers and expense reimbursements, the Investment Manager may waive some or all of its management fee to limit the total operating expenses of a Series to a specified level. The Investment Manager also may reimburse expenses of a Series from time to time to help it maintain competitive expense ratios. These arrangements may be voluntary, in which case they may be terminated at any time. A Series’ fees without reflecting voluntary waivers or reimbursements are shown in the fee tables in each Series’ summary section. For the Series’ most recent fiscal year, each Series paid management fees to the Investment Manager at the following annual rates (stated as a percentage of the average daily net assets of each Series

Management Fees (Net of Waivers) (expressed as a percentage of average net assets)

Series A	[ 0.75%]	Series J	[ 0.75%]	Series V	[ 0.75%]
Series B	[0.65%]	Series N	[1.00%]	Series X	[0.85%]
Series C	[0.50%]	Series O	[0.70%]	Series Y	[0.75%]
Series D	[0.70%]	Series P	[0.75%]	Series Z	[1.25%]
Series E	[0.75%]	Series Q	[0.70%]

Additionally, as noted in the “Series Summaries” section for certain Series, the Investment Manager has contractually agreed through[ April 30, 2013] to waive fees and/or reimburse Series’ expenses to the extent necessary to limit the ordinary operating expenses (exclusive of brokerage costs, dividends on securities sold short, acquired fund fees and expenses, interest, taxes, litigation, indemnification, and extraordinary expenses) (“Operating Expenses”) of a Series to an indicated annual percentage of average daily net assets for each Series. A Series with a contractual fee waiver may have “Total annual operating expenses after fee waiver” greater than the expense cap as a result of any acquired fund fees and expenses or other expenses that are excluded from the calculation. The Investment Manager is entitled to reimbursement by a Series of fees waived or expenses reimbursed during any of the previous 36 months beginning on the date of the expense limitation agreement. The Investment Manager may only receive such reimbursement when the operating expenses for a Series subject to a contractual fee limitation are less than the amount specified in the contract. The agreement will expire when it reaches its termination or when the investment adviser ceases to serve as such or it may be terminated by the Board of Directors (subject to recoupment rights).

A discussion regarding the basis for the Board of Directors approving any investment advisory contract or sub-advisory contract of the Series is available in the Series’ annual report for fiscal year ended December 31, 2011.

Other Fees — Series D pays a sub-licensing fee for the use of the Underlying Index and use of the Underlying Index’s name that will amount to $50,000 for the year ending December 31, 2012 and will amount to 0.05% annually of the average net assets of the Series thereafter. Series D may be required to discontinue its use of the Underlying Index and to change its investment strategies if the related licensing agreements are terminated.

Portfolio Managers — The Portfolio Managers of the Investment Manager oversee the day-to-day operations of the following Series:

Series A (Large Cap Core Series), Series B (Large Cap Value Series), and Series O (All Cap Value Series)

Mark A. Mitchell, Portfolio Manager of the Investment Manager, has managed Series A (Large Cap Core Series) since February 2004 (co-managing with Mr. Bronzo since February 2008) and Series B (Large Cap Value Series) since July 2005. He has co-managed Series O (All Cap Value Series) since August 2008. Prior to joining the Investment Manager, Mr. Mitchell was employed by GE Investments and its successor company, GE Asset Management, from 1994 to 2002 in the following positions: Senior Financial Analyst, Taxable Fixed Income from 1994 to 1995; Sector Portfolio Manager and Research Analyst from 1996 to 1998; Vice President, Assistant Portfolio Manager from 1998 to 1999; Vice President, Sector Portfolio Manager and Research Analyst from 1999 to 2001; and most recently as Vice President, Portfolio Manager, U.S. Equities. Prior to 1994, Mr. Mitchell served in various positions with GE Capital. Mr. Mitchell holds a Bachelor of Science degree with an emphasis in Finance from the University of Nebraska and is a graduate of the GE Financial Management Program. He is a Chartered Financial Analyst charterholder.

Series A (Large Cap Core Series) and Series Y (Large Cap Concentrated Growth Series)

Mark P. Bronzo, Portfolio Manager of the Investment Manager, has been the co-manager of Series A (Large Cap Core Series) and the manager of Series Y (Large Cap Concentrated Growth Series) since February 2008. Prior to joining the Investment Manager in 2008, he was a Managing Director and member of the Board of Managers of Nationwide Separate Accounts, LLC, the successor advisor to Groupama Asset Management N.A. (“GAMNA”) and Chairman, President and Chief Executive Officer of the Gartmore Mutual Funds II, Inc. From 1995 to 2003, he served as Senior Vice President, Managing Director, and Board member of GAMNA. Mr. Bronzo earned a Bachelor of Arts degree in Economics from Boston College and an MBA in Finance from New York University. He is a Chartered Financial Analyst charterholder.

Series D (MSCI EAFE Equal Weight Series) and Series Z (Alpha Opportunity Series)

Michael P. Byrum, Portfolio Manager of the Investment Manager, has co-managed Series D (MSCI EAFE Equal Weight Series) since April 2011 and Series Z (Alpha Opportunity Series) since May 2010. Mr. Byrum joined the Investment Manager in 2010. He was also the President and Chief Investment Officer of Rydex Investments (which was recently merged with and into the Investment Manager) since it was founded in 1993. He is Portfolio Manager for the Rydex Series Funds, Rydex Dynamic Funds, Rydex ETF Trust, and Rydex Variable Trust. Prior to joining Rydex Investments, Mr. Byrum worked for Money Management Associates, the investment adviser for Rushmore Funds, Inc. He holds a degree in finance from Miami University in Ohio and is a member of the CFA Institute and the Washington Society of Investment Analysts.

Michael J. Dellapa, Portfolio Manager of the Investment Manager, has co-managed Series D (MSCI EAFE Equal Weight Series) since April 2011 and Series Z (Alpha Opportunity Series) since May 2010. Mr. Dellapa joined the Investment Manager in 2010. Mr. Dellapa was also a portfolio manager of Rydex Investments (which was recently merged with and into the Investment Manager) since 2000. He is Portfolio Manager for the Rydex Series Funds, Rydex Dynamic Funds, Rydex ETF Trust, and Rydex Variable Trust. Prior to joining Rydex Investments, Mr. Dellapa worked as an equity analyst for Invista Capital and systems analyst for Accenture. Previously, he was owner/ consultant of Dellapa Consulting Inc. as well as a senior consultant and an analyst at Andersen Consulting. He holds an engineering degree from the University of Maryland and MBA from the University of Chicago.

Ryan A. Harder, Portfolio Manager of the Investment Manager, has co-managed Series D (MSCI EAFE Equal Weight Series) since April 2011 and Series Z (Alpha Opportunity Series) since May 2010. Mr. Harder joined the Investment Manager in 2010. Mr. Harder is also a portfolio manager of Rydex Investments (which was recently merged with and into the Investment Manager) since 2004. He is Portfolio Manager for the Rydex Series Funds, Rydex Dynamic Funds, Rydex ETF Trust, and Rydex Variable Trust. Prior to joining Rydex Investments, Mr. Harder served in various capacities with WestLB Asset Management, including as an assistant portfolio manager, and worked in risk management at CIBC World Markets. He holds a B.A. in Economics from Brock University in Ontario, Canada and a Master of Science in International Securities, Investment and Banking from the ICMA Centre at the University of Reading in the U.K.

Series E (U.S. Intermediate Bond Series)

Daniel W. Portanova, Portfolio Manager of the Investment Manager, has managed Series E (U.S. Intermediate Bond Series) since November 2008. Prior to joining the Investment Manager in 2008, he was a Managing Director of Nationwide Separate Accounts LLC, the successor advisor to Groupama Asset Management N.A. (“GAMNA”). From 1995 to 2003, he served as Director, Senior Vice President and Treasurer of Groupama Asset Management N.A. From 1993 to 1995, Mr. Portanova was a Managing Director at General Reinsurance Asset Management. From 1989 to 1993, Mr. Portanova was a taxable fixed income portfolio manager for General Reinsurance. He also worked at Smith Barney, Harris, Upham Inc. from 1984 to 1989 as an Institutional Corporate Bond Trader. He earned a Bachelor of Arts degree in Economics from Boston College and an MBA from Duke University’s Fuqua School of Business.

Series J (Mid Cap Growth Series) and Series X (Small Cap Growth Series)

Joseph C. O’Connor, Portfolio Manager of the Investment Manager, has been the manager of Series J (Mid Cap Growth Series) since February 2008 and Series X (Small Cap Growth Series) since November 2008. Prior to joining the Investment Manager in 2008, he was a Managing Director of Nationwide Separate Accounts, LLC, the successor advisor to Groupama Asset Management N.A. (“GAMNA”). From 2000 to 2003, he served as Senior Vice President, Managing Director, and Board member of GAMNA. Mr. O’Connor earned a Bachelor of Science degree in Finance from St. John’s University.

Series N (Managed Asset Allocation Series)

Matthew Wu, Portfolio Manager of the Investment Manager, has been the manager of Series N (Managed Asset Allocation Series) since April 2012. Mr. Wu joined the Investment Manager in July 2001. Prior to joining the Investment Manager, Matthew was vice president and senior quantitative analyst at Putnam Investments. He was also an economic assistant at the U.S. Consulate General in Shanghai. Mr. Wu holds a bachelor’s degree and a master’s degree in management science from Fudan University in Shanghai and a Ph.D. in economics from Boston University and has also earned the right to use the Chartered Financial Analyst® designation.

Series O (All Cap Value Series), Series Q (Small Cap Value Series), and Series V (Mid Cap Value Series)

James P. Schier, Senior Portfolio Manager of the Investment Manager, has managed Series V (Mid Cap Value Series) since its inception in 1997, has co-managed Series O (All Cap Value Series) since August 2008, and has managed Series Q (Small Cap Value Series) since February 2009. While employed by the Investment Manager, he also served as a research analyst. Prior to joining the Investment Manager in 1995, he was a portfolio manager for Mitchell Capital Management from 1993 to 1995. From 1988 to 1995 he served as Vice President and Portfolio Manager for Fourth Financial. Prior to 1988, Mr. Schier served in various positions in the investment field for Stifel Financial, Josepthal & Company and Mercantile Trust Company. Mr. Schier earned a Bachelor of Business degree from the University of Notre Dame and a MBA from Washington University. He is a Chartered Financial Analyst charterholder.

Series P (High Yield Series)

David G. Toussaint, Portfolio Manager of the Investment Manager, has managed Series P (High Yield Series) since April 2000. Prior to joining the Investment Manager in 2000, he was with Allstate Insurance Company as an investment analyst and served in various managerial positions in their investment operations group. Mr. Toussaint earned a Bachelor of Arts degree in Economics from the University of Illinois, a Master’s of Science degree in Accountancy from DePaul University and a Masters in Business Administration from the University of Chicago. Mr. Toussaint holds a CPA certificate and is a Chartered Financial Analyst charterholder.

The Statement of Additional Information provides information about the portfolio managers’ compensation, other accounts managed by the portfolio managers, and the portfolio managers’ ownership of securities in the Series.

SUB-ADVISERS

The Investment Manager and the Series have received from the U.S. Securities and Exchange Commission (“SEC”) an exemptive order for a multi-manager structure that allows the Investment Manager to hire, replace or terminate sub-advisers without the approval of shareholders. The order also allows the Investment Manager to revise a sub-advisory agreement with an unaffiliated sub-adviser with the approval of the Series’ Board of Directors, but without shareholder approval. If a new sub-adviser is hired, shareholders will receive information about the new unaffiliated sub-adviser within 90 days of the change. The order allows the Series to operate more efficiently and with greater flexibility. The Investment Manager provides the following oversight and evaluation services to those Series which use a sub-adviser:

•	performing initial due diligence on prospective sub-advisers for the Series

•	monitoring the performance of the sub-advisers

•	communicating performance expectations to the sub-advisers

•	ultimately recommending to the Board of Directors whether a sub-adviser’s contract should be renewed, modified or terminated

The Investment Manager does not expect to recommend frequent changes of sub-advisers. Although the Investment Manager will monitor the performance of the sub-advisers, there is no certainty that any sub-adviser or Series will obtain favorable results at any given time.

The Investment Manager has engaged Mainstream Investment Advisers, LLC (“Mainstream”) to provide investment advisory services with respect to a portion of Series Z. Mainstream has operated as an investment sub-adviser to Series Z since July 2003. Mainstream, 101 West Spring Street, Fourth Floor, New Albany, Indiana 47150, managed approximately $[            ] million in client assets as of December 31, 2011.

Portfolio Managers — The Portfolio Managers of the sub-advisers oversee the day-to-day operations of the following Series:

Series Z (Alpha Opportunity Series)

William H. Jenkins, Manager of Mainstream, has been a co-manager of the Domestic Long/Short Sub-Portfolio of Series Z (Alpha Opportunity Series) since its inception in July 2003. He has more than 35 years of investment experience. Prior to co-founding Mainstream in July 1997, Mr. Jenkins spent the most recent 15 years with Providian Corporation as their equity portfolio manager. From 1988 to 1991, he was head of new asset and liability strategies for Providian, in addition to his equity portfolio management responsibilities. Prior to Providian, Mr. Jenkins worked as a portfolio manager/ analyst at McGlinn Capital, Delaware Investment Advisors and Mellon Bank and Trust. Mr. Jenkins holds a Bachelor of Arts degree from Grove City College and a Masters of Business Administration from New York University. He is a Chartered Financial Analyst charterholder.

Charles F. Craig, Portfolio Manager at Mainstream, has been a co-manager of the Domestic Long/Short Sub-Portfolio of Series Z (Alpha Opportunity Series) since February 2008. He has a long history with the firm and its personnel dating back over 11 years ago when he began an internship with William Jenkins at Providian Corporation.

In addition to his experience in equity analysis, trading and portfolio management with Mainstream, Mr. Craig worked in futures trading for RQSI and financial planning with American Express. Mr. Craig holds a Bachelor’s degree from the University of Louisville and a Masters of Business Administration from the Kelley School of Business at Indiana University. He is a Chartered Financial Analyst charterholder.

The Statement of Additional Information provides additional information about each portfolio manager’s compensation, other accounts managed, and ownership of shares of the Series.

PURCHASE AND REDEMPTION OF SHARES

Security Benefit Life Insurance Company (“SBL”) and SBL’s affiliated life insurance company as well as unaffiliated life insurance companies purchase shares of the Series for their variable annuity and variable life insurance separate accounts. Investors purchasing shares of a Series through variable life insurance or variable annuity products do not deal directly with the Series to purchase and redeem shares. Please refer to the prospectus of the variable life insurance or variable annuity product for information on the allocation of premiums and on transfers. The insurance companies buy and sell shares of the Series at the net asset value per share (NAV) next determined after receipt and acceptance of an order to buy or receipt of an order to sell by the Series or its agents. Each Series reserves the right to reject or refuse, in its discretion, any order for the purchase of its shares, in whole or in part. Orders by a fund of funds for which the Investment Manager or an affiliate serves as investment manager will be treated as received by a Series at the same time that the corresponding orders are received in proper form by the fund of funds. A Series’ NAV is generally calculated as of the close of trading on every day the NYSE is open (usually 4:00 p.m. Eastern Standard Time).

The Series offer certain qualified retirement plan investors the option to submit purchase orders through a financial intermediary or to send purchase orders by mail and send purchase proceeds by check, wire transfer or ACH. The Series do not accept cash or cash equivalents (such as traveler’s checks, money orders or bearer bonds), government checks, third-party checks, starter checks or checks drawn on a line of credit (including credit card convenience checks), cashier’s checks, or bank checks. The Series reserve the right to refuse other payment instruments if, in the sole discretion of SBL Fund management, it is deemed to be in the best interests of the Series. Retirement contributions will be coded for the year in which they are received unless otherwise instructed in writing at the time of the contribution.

The Series may suspend the right of redemption during any period when trading on the NYSE is restricted or the NYSE is closed for other than weekends or holidays, or any emergency is deemed to exist by the SEC. To the extent authorized by law, each Series reserves the right to discontinue offering shares at any time, or to cease operations entirely.

The Series intend to pay redemption proceeds in cash; however, under unusual conditions that make payment in cash disadvantageous to the Series, the Series reserve the right to pay all, or part, of the redemption proceeds in liquid securities with a market value equal to the redemption price (“redemption in kind”). In the event of a redemption in kind of portfolio securities of the Series, it would be the responsibility of the shareholder to dispose of the securities. The shareholder would be at risk that the value of the securities would decline prior to their sale, that it would be difficult to sell the securities, and that brokerage fees could be incurred.

Revenue Sharing Payments — SBL and/or its affiliates may participate in arrangements whereby they compensate, out of their own resources and at no additional cost to the Series or the Series’ shareholders, financial representatives who sell SBL’s variable annuity products that invest in SBL Fund. Such payments, commonly referred to as “revenue sharing,” do not increase Series’ expenses and are not reflected in the fees and expenses listed in the expense tables of this prospectus. Such compensation may be paid to intermediaries for (without limitation) marketing support and/or access to sales meetings, sales representatives and management representatives of the intermediary. Such compensation may also be paid to intermediaries for inclusion of the Series on a sales list, including a preferred or select sales list, or in other sales programs. Revenue sharing may also be paid to intermediaries that provide services to the Series or to shareholders, including (without limitation) shareholder servicing, sub-administration or sub-transfer agency services. The compensation received by such financial representatives via these payments may be more or less than the overall compensation received by the intermediaries in connection with the sale of other investment products and may influence the products offered or recommended by the intermediary. Additional information about these arrangements is provided in the prospectus of the variable life insurance or variable annuity product or through a financial representative and in the Statement of Additional Information. These payments may create a conflict of interest by influencing the broker/dealer or other intermediary and your sales person to recommend the Series over another investment. Shareholders should inquire of an intermediary how the intermediary will be compensated for investments made in the Series.

Market Timing/Short-Term Trading — The Series are not suitable for purchase by active investors. The Series are intended for long-term investment purposes only and discourages shareholders from engaging in “market timing” or other types of excessive short-term trading. If you wish to engage in such practices, we request that you do not purchase shares of the Series. This frequent trading into and out of the Series may present risks to the Series’ long-term shareholders, all of which could adversely affect shareholder returns. The risks posed by frequent trading include interfering with the efficient implementation of the Series’ investment strategies, requiring the Series to maintain higher cash balances to meet redemption requests, and experiencing increased transaction costs. The Series do not accommodate frequent purchases and redemptions. Consequently, the Board of Directors has adopted policies and procedures designed to prevent frequent purchases and redemptions of shares of the Series.

For purposes of applying the Series’ policies, the Investment Manager may consider the trading history of accounts under common ownership or control. In addition, each Series reserves the right to reject any purchase request by any investor or group of investors for any reason without prior notice, including, in particular, if the Investment Manager reasonably believes that the trading activity would be harmful or disruptive to the Series. Under the Series’ policies, two “round trip transfers” within a 90-day period may indicate market timing. If such activity is detected, a letter is mailed to the shareholder (or his or her insurance company), with a warning that another round trip transfer request will result in the shareholder being prevented from making additional transfers for a 90-day period. If a third round trip transfer is attempted within the same 90-day period, the shareholder will be notified that activity in that account is restricted for a 90-day period. Further, the Series reserve the right to reject any purchase request for any reason without prior notice if the Investment Manager believes that the trading activity would be disruptive or harmful to the Series.

In its sole discretion, the Series may revise their market timing procedures at any time without prior notice as they deem necessary or appropriate, including changing the criteria for monitoring market timing and other harmful trading (including without limitation, imposing dollar or percentage limits on transfers). For purposes of applying the criteria used to detect potential market timing and other potentially harmful trading activity, the insurance company on behalf of the Series may aggregate transfers made in two or more variable insurance contracts that the insurance company believes are connected (for example, two contracts with the same owner, or owned by spouses, or owned by different partnerships or corporations that are under common control, etc.).

Transactions accepted by an insurance company in violation of the market timing/short-term trading policies and procedures are not deemed accepted by the Series and may be cancelled or revoked by the Series by the close of business on the next business day following receipt. Although these policies are designed to deter frequent trading, none of these measures alone nor all of them taken together eliminate the possibility that frequent trading in the Series will occur, particularly with respect to trades placed by shareholders that invest in the Series through omnibus accounts maintained by insurance companies. The Series’ access to information about individual shareholder transactions made through such omnibus arrangements is often unavailable or severely limited. In addition, because the Series are sold primarily, directly and indirectly, through variable annuity and variable life insurance products, the Series expect that all shares of the Series will be owned, directly and indirectly, on an omnibus level by various insurance companies sponsoring such products on behalf of contract owners. As a result, the Series' ability to prevent frequent trading of the Series will be solely dependent on the ability and willingness of the various insurance companies to assist in its prevention. In addition, the terms of an insurance company’s variable insurance contract may also limit the insurance company’s ability to restrict or deter harmful trading. Furthermore, the identification of contract owners determined to engage in harmful trading activity involves judgments that are inherently subjective. As a result, the Series cannot assure that their policies will be enforced with regard to shares held through such omnibus arrangements (which may represent a majority of the Series’ shares), and as a result frequent trading could adversely affect the Series and their long-term shareholders as discussed above.

Investors should also review the prospectus that describes the variable contracts that they are purchasing to learn more about the policies and procedures used by insurance companies to detect and deter frequent trading.

The Series reserve the right to close your account in cases of suspected fraudulent or illegal activity in accordance with applicable law. This action may be taken when, in the sole discretion of Series management, it is deemed to be in the best interests of the Series or in cases where the Series is requested or compelled to do so by applicable law. If your account is closed at the request of governmental or law enforcement authority or pursuant to applicable law, you may not receive proceeds of the redemption if the Series is required to withhold such proceeds.

DISTRIBUTIONS AND FEDERAL INCOME TAX CONSIDERATIONS

Each Series pays dividends from its net investment income and distributes any net capital gains that it has realized, at least annually. Such dividends and distributions will be reinvested in additional shares of the Series.

Each Series intends to qualify and to elect to be taxed as a “regulated investment company” under the provisions of Subchapter M of the Internal Revenue Code of 1986, as amended (Code), including requirements with respect to diversification of assets, distribution of income, and sources of income. If a Series qualifies as a “regulated investment company” and complies with the appropriate provisions of the Code, such Series will not be liable for federal income tax on income it distributes. Each Series also intends to comply with the diversification requirements of Section 817(h) of the Code and the underlying regulations for variable annuity and variable life insurance contract so that owners of these contracts should not be subject to federal tax on distributions of dividends and income from a Series to the insurance company’s separate accounts.

Since you may purchase shares of a Series only indirectly through the purchase of a variable annuity or variable life insurance contract issued by Security Benefit Life Insurance Company or its affiliated life insurance company, no discussion is included here as to the federal income tax consequences at the Series’ shareholder level. For information concerning the federal income tax consequences to you as the purchaser of a variable annuity or variable life insurance contract based on a Series, see the prospectus for such variable annuity or variable life insurance contract. See the Statement of Additional Information for more information on taxes.

DETERMINATION OF NET ASSET VALUE

The NAV of each Series is computed as of the close of regular trading hours on the NYSE (normally 4:00 p.m. Eastern Standard Time) on days when the NYSE is open. The NYSE is open Monday through Friday, except on observation of the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. If portfolio investments of the Series are traded in markets on days when the NYSE is not open, the Series’ NAV may fluctuate on days when investors cannot purchase or redeem shares.

Foreign securities are valued based on quotations from the primary market in which they are traded and are converted from the local currency into U.S. dollars using current exchange rates. Foreign securities may trade in their primary markets on weekends or other days when the Series do not price their shares. Therefore, the NAV of Series holding foreign securities may change on days when shareholders will not be able to buy or sell shares of the Series.

Portfolio securities and other investments are generally valued at market value when market quotations are readily available. Securities traded on a domestic securities exchange are valued at the last sale price on that exchange on the day the valuation is made, provided, however, that securities listed on NASDAQ will be valued at the NASDAQ Official Closing Price, which may not necessarily represent the last sale price. If no sale is reported, the last current bid price is used. Securities traded over-the-counter are valued at the last current bid price. Market quotations for securities prices may be obtained from automated pricing services. Investments in securities maturing in 60 days or less may be valued at amortized cost.

When a market quotation for a security is not readily available (which may include closing prices deemed to be unreliable because of the occurrence of a subsequent event), the Investment Manager, in good faith, establishes a fair value for the security in accordance with the SBL Funds, or the Series’ valuation procedures. The types of securities for which such fair value pricing may be required include, but are not limited to: foreign securities, where a significant event occurs after the close of the foreign market on which such security principally trades, but before the close of the NYSE, that is likely to have changed the value of such security, or the closing value is otherwise deemed unreliable; securities of an issuer that has entered into a restructuring; securities whose trading has been halted or suspended; fixed-income securities that have gone into default and for which there is no current market value quotation; and securities that are restricted as to transfer or resale.

Valuing securities at fair value involves greater reliance on judgment than valuing securities that have readily available market quotations. Fair value determinations can also involve reliance on quantitative models employed by a fair value pricing service. The Investment Manager makes such determinations in good faith in accordance with the Series’ valuation procedures, with the goal of accurately reflecting the current value of each Series’ portfolio holdings in the Series’ net asset value per share. There can be no assurance that a Series could obtain the fair value assigned to a security if it were to sell the security at approximately the time at which the Series determines its net asset value per share.

For further information about valuation of investments, see the Statement of Additional Information.

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the financial performance of each Series during the past five years, or the period since commencement of a Series (if shorter). Certain information reflects financial results for a single Series share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Series assuming reinvestment of all dividends and distributions. The total returns do not reflect fees and expenses associated with an investment in variable insurance products through which shares of the Series are purchased and, if such fees and expenses were reflected, the total returns would be lower. This information for the fiscal years ended December 31 has been audited by [•], whose report, along with the Series’ financial statements and related notes, are included in the Series’ 2011 Annual Report, which is available upon request. The 2011 Annual Report is incorporated by reference in the Statement of Additional Information.

TO BE INCLUDED

INDEX PUBLISHER INFORMATION

MSCI

SERIES D (MSCI EAFE EQUAL WEIGHT SERIES) IS NOT SPONSORED, ENDORSED, SOLD OR PROMOTED BY MSCI INC. (“MSCI”), ANY OF ITS AFFILIATES, ANY OF ITS INFORMATION PROVIDERS OR ANY OTHER THIRD PARTY INVOLVED IN, OR RELATED TO, COMPILING, COMPUTING OR CREATING ANY MSCI INDEX (COLLECTIVELY, THE “MSCI PARTIES”). THE MSCI INDEXES ARE THE EXCLUSIVE PROPERTY OF MSCI. MSCI AND THE MSCI INDEX NAMES ARE SERVICE MARK(S) OF MSCI OR ITS AFFILIATES AND HAVE BEEN LICENSED FOR USE FOR CERTAIN PURPOSES BY SERIES D. NONE OF THE MSCI PARTIES MAKES ANY REPRESENTATION OR WARRANTY, EXPRESS OR IMPLIED, TO THE ISSUER OR OWNERS OF THE SERIES OR ANY OTHER PERSON OR ENTITY REGARDING THE ADVISABILITY OF INVESTING IN FUNDS GENERALLY OR IN SERIES D PARTICULARLY OR THE ABILITY OF ANY MSCI INDEX TO TRACK CORRESPONDING STOCK MARKET PERFORMANCE. MSCI OR ITS AFFILIATES ARE THE LICENSORS OF CERTAIN TRADEMARKS, SERVICE MARKS AND TRADE NAMES AND OF THE MSCI INDEXES WHICH ARE DETERMINED, COMPOSED AND CALCULATED BY MSCI WITHOUT REGARD TO SERIES D OR THE ISSUER OR OWNERS OF THE SERIES OR ANY OTHER PERSON OR ENTITY. NONE OF THE MSCI PARTIES HAS ANY OBLIGATION TO TAKE THE NEEDS OF THE ISSUER OR OWNERS OF THE SERIES OR ANY OTHER PERSON OR ENTITY INTO CONSIDERATION IN DETERMINING, COMPOSING OR CALCULATING THE MSCI INDEXES. NONE OF THE MSCI PARTIES IS RESPONSIBLE FOR OR HAS PARTICIPATED IN THE DETERMINATION OF THE TIMING OF, PRICES AT, OR QUANTITIES OF SERIES D TO BE ISSUED OR IN THE DETERMINATION OR CALCULATION OF THE EQUATION BY OR THE CONSIDERATION INTO WHICH THE SERIES IS REDEEMABLE. FURTHER, NONE OF THE MSCI PARTIES HAS ANY OBLIGATION OR LIABILITY TO THE ISSUER OR OWNERS OF THE SERIES OR ANY OTHER PERSON OR ENTITY IN CONNECTION WITH THE ADMINISTRATION, MARKETING OR OFFERING OF THE SERIES.

ALTHOUGH MSCI SHALL OBTAIN INFORMATION FOR INCLUSION IN OR FOR USE IN THE CALCULATION OF THE MSCI INDEXES FROM SOURCES THAT MSCI CONSIDERS RELIABLE, NONE OF THE MSCI PARTIES WARRANTS OR GUARANTEES THE ORIGINALITY, ACCURACY AND/OR THE COMPLETENESS OF ANY MSCI INDEX OR ANY DATA INCLUDED THEREIN. NONE OF THE MSCI PARTIES MAKES ANY WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE ISSUER OF SERIES D, OWNERS OF THE SERIES, OR ANY OTHER PERSON OR ENTITY, FROM THE USE OF ANY MSCI INDEX OR ANY DATA INCLUDED THEREIN. NONE OF THE MSCI PARTIES SHALL HAVE ANY LIABILITY FOR ANY ERRORS, OMISSIONS OR INTERRUPTIONS OF OR IN CONNECTION WITH ANY MSCI INDEX OR ANY DATA INCLUDED THEREIN. FURTHER, NONE OF THE MSCI PARTIES MAKES ANY EXPRESS OR IMPLIED WARRANTIES OF ANY KIND, AND THE MSCI PARTIES HEREBY EXPRESSLY DISCLAIM ALL WARRANTIES OF MERCHANTABILITY AND FITNESS FOR A PARTICULAR PURPOSE, WITH RESPECT TO EACH MSCI INDEX AND ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL ANY OF THE MSCI PARTIES HAVE ANY LIABILITY FOR ANY DIRECT, INDIRECT, SPECIAL, PUNITIVE, CONSEQUENTIAL OR ANY OTHER DAMAGES (INCLUDING LOST PROFITS) EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

No purchaser, seller or holder of this security, product or fund, or any other person or entity, should use or refer to any MSCI trade name, trademark or service mark to sponsor, endorse, market or promote this security without first contacting MSCI to determine whether MSCI’s permission is required. Under no circumstances may any person or entity claim any affiliation with MSCI without the prior written permission of MSCI.

FOR MORE INFORMATION

By Telephone — Call 1-800-888-2461

By Mail — Write to:

Security Investors, LLC

805 King Farm Boulevard, Suite 600

Rockville, MD 20850

On the Internet — Reports and other information about the SBL Fund (the “Fund”) can be viewed online or downloaded from:

SEC: On the EDGAR Database at http://www.sec.gov

Security Investors, LLC: http://www.rydex-sgi.com

Additional information about the Series (including the Statement of Additional Information) can be reviewed and copied at the Securities and Exchange Commission’s Public Reference Room in Washington, DC. Information about the operation of the Public Reference Room may be obtained by calling the Commission at 1-202-551-8090. Copies may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section of the Commission, Washington, DC 20549-1520.

The Fund’s prospectus is to be used with the attached variable annuity or variable life insurance product prospectus. The Series of the Fund correspond to the subaccounts offered in such prospectuses.

Annual/Semi-Annual Report — Additional information about the Series’ investments is available in the Series’ annual and semi-annual reports to shareholders. In the Series’ annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Series’ performance during its last fiscal year.

Statement of Additional Information — The Series’ Statement of Additional Information and the Series’ annual or semi-annual reports are available, without charge upon request by calling the Fund’s toll-free telephone number 1-800-888-2461. Shareholder inquiries should be addressed to Guggenheim Investments, 805 King Farm Boulevard, Suite 600, Rockville, Maryland 20850, or by calling the Fund’s toll-free telephone number listed above. The Series’ Statement of Additional Information is incorporated into this prospectus by reference.

The Fund’s Investment Company Act file number is 811-02753.

805 King Farm Boulevard, Suite 600 — Rockville, Maryland 20850 — www.rydex-sgi.com

17008324

Statement of Additional Information

[April 29, 2012]

RELATING TO THE SBL FUND PROSPECTUS DATED APRIL 29, 2012

AS IT MAY BE SUPPLEMENTED FROM TIME TO TIME

SBL FUND

Series A (Large Cap Core Series)

Series B (Large Cap Value Series)

Series C (Money Market Series)

Series D (MSCI EAFE Equal Weight Series)

Series E (U.S. Intermediate Bond Series)

Series J (Mid Cap Growth Series)

Series N (Managed Asset Allocation Series)

Series O (All Cap Value Series)

Series P (High Yield Series)

Series Q (Small Cap Value Series)

Series V (Mid Cap Value Series)

Series X (Small Cap Growth Series)

Series Y (Large Cap Concentrated Growth Series)

Series Z (Alpha Opportunity Series)

805 King Farm Boulevard, Suite 600, Rockville, Maryland 20850

(301) 296-5100

(800) 888-2461

This Statement of Additional Information is not a prospectus. It should be read in conjunction with the SBL Fund Prospectus dated April 29, 2012, as it may be supplemented from time to time. A Prospectus may be obtained by writing Rydex Distributors, LLC, 805 King Farm Boulevard, Suite 600, Rockville, Maryland 20850, or by calling (301) 296-5100 or (800) 888-2461. The financial statements included in the SBL Fund’s December 31, 2011 Annual Report are incorporated herein by reference. A copy of the SBL Fund’s Annual Report is available, without charge, by calling the phone numbers listed above.

Investment Manager Security Investors, LLC, also known as Guggenheim Investments 805 King Farm Boulevard, Suite 600 Rockville, Maryland 20850	Distributor Rydex Distributors, LLC 805 King Farm Boulevard, Suite 600 Rockville, Maryland 20850	Custodians UMB Bank, N.A. 928 Grand Avenue Kansas City, Missouri 64106 State Street Bank and Trust Company 225 Franklin Boston, Massachusetts 02110	Independent Registered PublicAccounting Firm [—]

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WHAT IS SBL FUND?

SBL Fund (the “Fund”), a Kansas corporation, was organized by Security Benefit Life Insurance Company (“SBL”) on May 26, 1977, and serves as the investment vehicle for certain variable annuity and variable life insurance separate accounts of SBL, life insurance company separate accounts of affiliates of SBL, and life insurance company separate accounts of insurers that are not affiliated with SBL. Shares of the Fund will be sold to such insurance companies for allocation to their separate accounts, which are established for the purpose of funding variable annuity and variable life insurance contracts. The Fund reserves the right to expand the class of persons eligible to purchase shares of any series of the Fund or to reject any offer.

The Fund is an open-end management investment company of the series type registered under the Investment Company Act of 1940 (“1940 Act”), which currently issues its shares in the following series: Series A, Series B, Series C, Series D, Series E, Series J, Series N, Series O, Series P, Series Q, Series V, Series X, Series Y and Series Z (“Series”). The assets of each Series are held separate from the assets of the other Series, and each Series has investment objectives which differ from those of the other Series.

As an open-end investment company, the Fund provides an arrangement by which investors may invest in a company which itself invests in securities. Each Series represents a diversified securities portfolio (other than Series B and Series Y which are non-diversified portfolios within the meaning of the 1940 Act) under professional management, and the value of shares held by participating insurer’s separate accounts will fluctuate with changes in the value of the Series’ portfolio securities. As an open-end company, the Fund is obligated to redeem its shares upon demand at current net asset value (“NAV”). (See “Sale and Redemption of Shares”)

Professional investment advice is provided to the Fund and to each Series by Security Investors, LLC, also known as Guggenheim Investments (the “Investment Manager”). The Investment Manager has engaged Mainstream Investment Advisers, LLC (“Mainstream”) to provide investment advisory services to a portion of Series Z of the Fund. While there is no present intention to do so, the investment objective and policies of each Series, unless otherwise noted, may be changed by the Board of Directors without the approval of shareholders. Each of the Series is also required to operate within limitations imposed by its fundamental investment policies, which may not be changed without shareholder approval. These limitations are set forth under “Investment Restrictions.” An investment in one of the Series does not constitute a complete investment program.

ADDITIONAL INVESTMENT POLICIES OF THE SERIES

Investment objectives and policies of each Series are described in the Series’ prospectus. Below are additional details about the investment policies of certain Series. There are risks inherent in the ownership of any security, and there can be no assurance that the Series’ investment objectives will be achieved. The objectives and policies, except those enumerated under “Investment Restrictions,” may be modified at any time without shareholder approval.

To comply with regulations under Section 817(h) of the Internal Revenue Code, as amended (the “Code”), each Series of the Fund is required to diversify its investments so that on the last day of each quarter of a calendar year no more than 55% of the value of its assets is represented by securities of any one issuer, no more than 70% is represented by securities of any two issuers, no more than 80% is represented by securities of any three issuers, and no more than 90% is represented by securities of any four issuers. As to U.S. government securities, each U.S. government agency and instrumentality is to be treated as a separate issuer.

Series A (Large Cap Core Series) — Series A seeks to achieve its objective by investing primarily in a broadly diversified portfolio of common stocks (which may include American Depositary Receipts (“ADRs”) or securities with common stock characteristics, such as securities convertible into common stocks. See the discussion of ADRs and the risks associated with investing in ADRs under “Investment Policies and Management Practices.” Series A may also invest in preferred stocks, bonds and other debt securities. Income potential will be considered to the extent doing so is consistent with Series A’s investment objective of long-term capital growth. Series A may invest its assets temporarily in cash, repurchase agreements, government bonds or money market instruments for defensive purposes. Series A invests for long-term growth of capital and does not intend to place emphasis upon short-term trading profits.

Series A may invest in a variety of investment vehicles, including those that seek to track the composition and performance of a specific index, such as exchange-traded funds (“ETFs”) and other mutual funds. Series A may use these index-based investments as a way of managing its cash position, to gain exposure to the equity markets, or a particular sector of the equity market, while maintaining liquidity.

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From time to time, Series A may purchase securities on a “when-issued” or “delayed delivery basis” in excess of customary settlement periods for the type of security involved. Securities purchased on a when-issued basis are subject to market fluctuation, and no interest or dividends accrue to Series A prior to the settlement date. Series A will segregate cash or liquid securities equal in value to commitments for such when-issued or delayed delivery securities. Assets may be segregated by Series A’s custodian or on Series A’s books. Series A may also invest up to 5% of its total assets in warrants (other than those attached to other securities) which entitle the holder to buy equity securities at a specific price during or at the end of a particular period. A warrant ceases to have value if it is not exercised prior to its expiration date. Series A may also invest in options and futures contracts.

Series A will invest, under normal circumstances, at least 80% of its assets in equity securities. Should Series A change its policy of investing at least 80% of its assets in the type of investment suggested by its name, Series A will provide shareholders at least 60 days notice prior to making the change.

Series B (Large Cap Value Series) — Series B’s investments may include common stocks, ADRs, preferred stocks, futures and options, and convertible securities of both U.S. and U.S. dollar-denominated foreign issuers.

In choosing securities, the Investment Manager primarily invests in value-oriented companies. Value-oriented companies are companies that appear to be undervalued relative to assets, earnings, growth potential or cash flows. The Investment Manager uses a blend of quantitative analysis and fundamental research to identify securities that appear favorably priced and that may be able to sustain or improve their pre-tax ROIC (Return on Invested Capital) over time. Series B may, consistent with its status as a non-diversified mutual fund, focus its investments in a limited number of issuers.

The Series may invest a portion of its assets in futures contracts, options on futures contracts, and options on securities. These instruments are used to hedge the Series’ portfolio, to maintain exposure to the equity markets, or to increase returns.

The Series may invest in a variety of investment vehicles, including those that seek to track the composition and performance of a specific index, such as ETFs and other mutual funds. Series B may use these investments as a way of managing its cash position, or to gain exposure to the equity markets or a particular sector of the equity markets, while maintaining liquidity.

Series B will invest, under normal circumstances, at least 80% of its assets in equity securities. Should Series B change its policy of investing at least 80% of its assets in the type of investment suggested by its name, Series B will provide shareholders at least 60 days notice prior to making the change.

Series C (Money Market Series) — Series C will attempt to achieve its objective by investing its assets, measured at the time of investment, in a diversified and liquid portfolio of primarily the highest quality money market instruments, which may include restricted securities as discussed under “Rule 144A Securities” below. Series C may invest in money market instruments consisting of the following:

U.S. Government Securities. Obligations issued or guaranteed (as to principal or interest) by the United States Government or its agencies (such as the Small Business Administration, the Federal Housing Administration and Government National Mortgage Association), or instrumentalities (such as Federal Home Loan Banks and Federal Land Banks), and instruments fully collateralized with such obligations, such as repurchase agreements.

Some U.S. government securities, such as treasury bills and bonds, are supported by the full faith and credit of the U.S. Treasury; others are supported by the right of the issuer to borrow from the Treasury; others, such as those of the Federal National Mortgage Association, are supported by the discretionary authority of the U.S. government to purchase the agency’s obligations; still others such as those of the Student Loan Marketing Association, are supported only by the credit of the instrumentality.

Bank Obligations. Obligations of banks or savings and loan associations that are members of the Federal Deposit Insurance Corporation, and instruments fully collateralized with such obligations, such as repurchase agreements.

Corporate Obligations. Commercial paper issued by corporations and rated Prime-1 or Prime-2 by Moody’s Investors Service, Inc. or A-1 or A-2 by Standard & Poor’s Corporation, or other corporate debt instruments rated Aaa or Aa or better by Moody’s or AAA or AA or better by Standard & Poor’s, subject to applicable regulatory limitations on investment in instruments in the second-highest rating category. (See the Appendix for a description of the commercial paper and corporate bond ratings.)

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Under certain conditions, Series C may acquire one or more of the above types of securities subject to repurchase agreements.

Series C may borrow money from banks as a temporary measure for emergency purposes or to facilitate redemption requests. Borrowing is discussed in more detail under “Investment Policies and Management Practices.”

Series C may invest in certificates of deposit issued by banks or other bank demand accounts, pending investment in other securities, or to meet potential redemptions or expenses.

Variable Rate Instruments. See the discussion of variable rate instruments under “Investment Policies and Management Practices.”

Series C may also invest in guaranteed investment contracts (“GICs”) issued by insurance companies subject to applicable liquidity and other requirements. See “Investment Policies and Management Practices” for a discussion of GICs.

Rule 144A Securities. Certain of the securities acquired by Series C may be restricted as to disposition under federal securities laws, provided that such restricted securities are eligible for resale pursuant to Rule 144A under the Securities Act of 1933 (“1933 Act”).

Series C may invest only in U.S. dollar-denominated money market instruments that present minimal credit risk. In the event that an instrument acquired by Series C is downgraded, the Investment Manager, under procedures approved by the Board of Directors, (or the Board of Directors itself if the Investment Manager becomes aware that a security has been downgraded below the second-highest rating category and the Investment Manager does not dispose of the security within five business days) shall promptly reassess whether such security presents minimal credit risk and determine whether or not to retain the instrument. In the event that an instrument is acquired by Series C that ceases to be eligible for Series C, the Investment Manager will promptly dispose of such security in an orderly manner, unless the Board of Directors determines that this would not be in the best interests of Series C.

While Series C does not intend to engage in short-term trading, portfolio securities may be sold without regard to the length of time that they have been held. A portfolio security could be sold prior to maturity to take advantage of new investment opportunities or yield differentials, or to preserve gains or limit losses due to changed economic conditions or the financial condition of the issuer, or for other reasons. While Series C is expected to have a high portfolio turnover due to the short maturities of its portfolio securities, this should not affect the Fund’s income or NAV since brokerage commissions are not normally paid in connection with the purchase or sale of money market instruments.

Series C will invest in money market instruments of varying maturities in an effort to earn as high a level of current income as is consistent with preservation of capital and liquidity. While investing only in high quality money market instruments, investment in Series C is not without risk. The market value of fixed income securities is generally affected by changes in the level of interest rates. An increase in interest rates will generally reduce the market value of fixed income investments, and a decline in interest rates will generally increase their value. Instruments with longer maturities are subject to greater fluctuations in value from general interest rate changes than are shorter term issues. Such market value changes could cause changes in the NAV per share. (See “Determination of Net Asset Value”) In addition to general market risks, Series C’s investments in non-government obligations are subject to the ability of the issuer to satisfy its obligations. Series C complies with the portfolio maturity, quality, diversification and liquidity requirements of Rule 2a-7 under the 1940 Act. Series C does not maintain a $1.00 stable net asset value per share, and it does not value the entirety of its portfolio based on the amortized cost method. As such, Series C is not subject to all provisions of Rule 2a-7 under the 1940 Act. Series C may not have a positive return or yield.

Series D (MSCI EAFE Equal Weight Series) — The investment objective of Series D is to seek performance that corresponds, before fees and expenses, to the price and yield performance of the MSCI EAFE Equal Weighted Index (the “Underlying Index”), as explained in the Prospectus.

Series D will invest, under normal circumstances, at least 80% of its assets in equity securities included in the Underlying Index. Should Series D change its policy of investing at least 80% of its assets in the type of investment suggested by its name, Series D will provide shareholders at least 60 days notice prior to making the change.

Series E (U.S. Intermediate Bond Series) — In pursuing its investment objective, Series E will invest in a broad range of investment grade fixed income securities. The Series may invest in various fixed income securities,

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including (i) securities issued by U.S. and Canadian corporations; (ii) securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities, including Treasury bills, certificates of indebtedness, notes and bonds; (iii) securities issued or guaranteed by the Dominion of Canada or provinces thereof; (iv) securities issued by foreign governments, their agencies and instrumentalities, and foreign corporations, provided that such securities are denominated in U.S. dollars; (v) higher yielding, high risk debt securities (commonly referred to as “junk bonds”); (vi) certificates of deposit issued by a U.S. branch of a foreign bank (“Yankee CDs”); (vii) investment grade mortgage-backed securities (“MBSs”); (viii) investment grade asset-backed securities; (ix) zero coupon securities; (x) interest rate, index and total return swap agreements and (xi) credit default swaps as well as other credit derivative instruments.

The diversification rules under Section 817(h) of the Code limit the ability of Series E to invest more than 55% of its assets in the securities of any one U.S. government agency or instrumentality.

Series E may purchase securities which are obligations of, or guaranteed by, the Dominion of Canada or provinces thereof and Canadian corporate debt securities. Canadian securities would not be purchased if subject to the foreign interest equalization tax and unless payable in U.S. dollars.

For fixed-income securities such as corporate debt securities or U.S. government securities, the market value is generally affected by changes in the level of interest rates. An increase in interest rates will tend to reduce the market value of fixed-income investments, and a decline in interest rates will tend to increase their value. In addition, debt securities with longer maturities, which tend to produce higher yields, are subject to potentially greater capital appreciation and depreciation than obligations with shorter maturities.

Series E may invest in Yankee CDs, which are certificates of deposit issued by a U.S. branch of a foreign bank denominated in U.S. dollars and held in the U.S.; Yankee CDs are subject to somewhat different risks than are the obligations of domestic banks.

Series E also may invest in debt securities issued by foreign governments, their agencies and instrumentalities and foreign corporations, provided that such securities are denominated in U.S. dollars.

Series E may invest without limit in investment grade mortgage-backed securities (MBSs), including mortgage pass-through securities and collateralized mortgage obligations (CMOs). Series E may invest in securities known as “inverse floating obligations,” “residual interest bonds,” or “interest-only” (IO) or “principal-only” (PO) bonds, the market values of which generally will be more volatile than the market values of most MBSs.

Series E may also invest without limit in investment grade asset-backed securities. These include secured debt instruments backed by automobile loans, credit card loans, home equity loans, manufactured housing loans, and other types of secured loans providing the source of both principal and interest.

Series E may enter into interest rate, index and total return swap agreements. Series E may also invest in credit default swaps as well as other credit derivative instruments. Series E may buy and sell futures contracts, exchange-traded and over-the-counter put and call options, including index options, securities options, and options on futures. Series E may write only covered put and call options.

Series E may invest in zero coupon securities, which are debt securities that pay no cash income but are sold at substantial discounts from their face value. Certain zero coupon securities also are sold at substantial discounts but provide for the commencement of regular interest payments at a deferred date. See “Investment Policies and Management Practices” for a discussion of zero coupon securities.

Series E may acquire certain securities that are restricted as to disposition under the federal securities laws, including securities that are eligible for resale to qualified institutional investors pursuant to Rule 144A under the 1933 Act, subject to Series E’s policy that not more than 15% of Series E’s assets will be invested in illiquid assets.

Series E may purchase securities on a “when issued” or “delayed delivery” basis in excess of customary settlement periods for the type of security involved. Securities purchased on a when issued basis are subject to market fluctuations and no interest or dividends accrue to Series E prior to the settlement date. Series E will segregate case or liquid securities equal in value to commitments for such when issued securities. Assets may be segregated with Series E’s custodian or on Series E’s books.

Series E may invest in repurchase agreements on an overnight basis and may also enter into “reverse repurchase agreements” and “roll transactions.”

Should Series E change its policy of investing at least 80% of its assets in the type of investment suggested by its name, Series E will provide shareholders at least 60 days notice prior to making the change.

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Series J (Mid Cap Growth Series) — Securities will be selected on the basis of their appreciation and growth potential. Current income will not be a factor in selecting investments, and any such income should be considered incidental. Securities considered to have capital appreciation and growth potential will often include securities of smaller and less mature companies. These companies often have a unique proprietary product or profitable market niche and the potential to grow very rapidly. Such companies may present greater opportunities for capital appreciation because of high potential earnings growth, but may also involve greater risk. They may have limited product lines, markets or financial resources, and they may be dependent on a small or inexperienced management team. Their securities may trade less frequently and in limited volume and only in the over-the-counter market or on smaller securities exchanges. As a result, the securities of smaller companies may have limited marketability and may be subject to more abrupt or erratic changes in value than securities of larger, more established companies.

Series J may also invest in larger companies where opportunities for above-average capital appreciation appear favorable.

Series J may purchase securities on a “when-issued” or “delayed delivery basis” in excess of customary settlement periods for the type of security involved. See “Investment Policies and Management Practices” – “When-Issued Securities.”

Series J may also invest in options contracts. Series J may enter into futures contracts (or options thereon) to hedge all or a portion of its portfolio or as an efficient means of adjusting its exposure to the stock market. Series J will not use futures contracts for leveraging purposes. Series J will limit its use of futures contracts so that initial margin deposits or premiums on such contracts used for non-hedging purposes will not equal more than 5% of Series J’s NAV.

Series J may invest in a variety of investment vehicles, including those that seek to track the composition and performance of a specific index, ETFs and other mutual funds.

In seeking capital appreciation, Series J may, during certain periods, trade to a substantial degree in securities for the short term. That is, Series J may be engaged essentially in trading operations based on short-term market considerations, as distinct from long-term investments based on fundamental evaluations of securities. This investment policy is speculative and involves substantial risk.

Should Series J change its policy of investing at least 80% of its assets in the type of investment suggested by its name, Series J will provide shareholders at least 60 days notice prior to making the change.

Series N (Managed Asset Allocation Series) — The investment objective of Series N is growth of capital and, secondarily, preservation of capital, as explained in the Prospectus.

Series O (All Cap Value Series) — Series O pursues its objectives by investing, under normal market conditions, at least 80% of its net assets (including any borrowings for investment purposes) in common stocks. The Series’ investments include common stocks and may also include rights, warrants, ADRs, preferred stocks, futures and options, convertible debt, and convertible securities of both U.S. and U.S. dollar-denominated foreign issuers.

Although the Series primarily invests in securities issued by domestic companies, there is no limit in the amount that the Series may invest in securities issued by foreign companies.

At times, the Series may invest in a variety of investment vehicles, including those that seek to track the composition and performance of a specific index, such as ETFs and other mutual funds. The Series may use these index-based investments as a way of managing its cash position, or to gain exposure to the equity markets or a particular sector of the equity market, while maintaining liquidity. Certain investment vehicles’ securities and other securities in which the Series may invest are restricted securities, which may be illiquid.

In choosing securities, the Investment Manager primarily invests in value-oriented companies. Value-oriented companies are companies that appear to be undervalued relative to assets, earnings, growth potential or cash flows, and may invest in a limited number of industries or industry sectors, including the technology sector. The Investment Manager uses a blend of quantitative analysis and fundamental research to identify securities that appear favorably priced and that may be able to sustain or improve their pre-tax ROIC (Return on Invested Capital) over time. The Series typically sells a security when its issuer is no longer considered a value company, shows deteriorating fundamentals or falls short of the Investment Manager’s expectations, among other reasons.

The Series may invest a portion of its assets in futures contracts, options on futures contracts, and options on securities to hedge the Series’ portfolio, to maintain exposure to the equity markets, or to increase returns.

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Series P (High Yield Series) — Under normal circumstances, Series P will seek its investment objective by investing primarily in a broad range of income producing securities, including (i) higher yielding, higher risk, debt securities (commonly referred to as “junk bonds”); (ii) preferred stock; (iii) securities issued by foreign governments, their agencies and instrumentalities, and foreign corporations, provided that such securities are denominated in U.S. dollars; (iv) MBSs; (v) asset-backed securities; (vi) securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities, including Treasury bills, certificates of indebtedness, notes and bonds; (vii) securities issued or guaranteed by, the Dominion of Canada or provinces thereof; (viii) zero coupon securities; (ix) real estate investment trusts; (x) interest rate index and total return swap agreements and (xi) credit default swaps, as well as other credit derivative instruments. Series P may also invest up to 20% of its assets in common stocks (which may include ADRs), warrants, rights, and index-based securities.

Series P may invest up to 100% of its assets in junk bonds, which involve a high degree of risk and are predominantly speculative. For a description of debt ratings and a discussion of the risks associated with investing in junk bonds, see “Investment Policies and Management Practices.” Included in the debt securities which Series P may purchase are convertible bonds, or bonds with warrants attached.

Series P may purchase securities which are obligations of, or guaranteed by, the Dominion of Canada or provinces thereof and debt securities issued by Canadian corporations. Canadian securities will not be purchased if subject to the foreign interest equalization tax and unless payable in U.S. dollars. Series P may also invest in debt securities issued by foreign governments (including Brady Bonds), their agencies and instrumentalities and foreign corporations (including those in emerging markets), provided such securities are denominated in U.S. dollars. Series P’s investment in foreign securities, excluding Canadian securities, will not exceed 25% of Series P’s assets.

Series P may invest up to 25% of its total assets in MBSs, including mortgage pass-through securities and collateralized mortgage obligations (CMOs). Series P may invest in securities known as “inverse floating obligations,” “residual interest bonds,” and “interest only” (IO) and “principal only” (PO) bonds, the market values of which generally will be more volatile than the market values of most MBSs. This is due to the fact that such instruments are more sensitive to interest rate changes and to the rate of principal prepayments than are most other MBSs.

Series P may also invest up to 15% of its total assets in asset-backed securities. These include secured debt instruments backed by automobile loans, credit card loans, home equity loans, manufactured housing loans and other types of secured loans providing the source of both principal and interest payments. Asset-backed securities are subject to risks similar to those discussed with respect to MBSs. See “Investment Policies and Management Practices.”

Series P may invest in U.S. government securities. U.S. government securities include bills, certificates of indebtedness, notes and bonds issued by the Treasury or by agencies or instrumentalities of the U.S. government.

Series P may invest in zero coupon securities, which are debt securities that pay no cash income but are sold at substantial discounts from their face value. Certain zero coupon securities also are sold at substantial discounts but provide for the commencement of regular interest payments at a deferred date.

Series P may acquire certain securities that are restricted as to disposition under federal securities laws, including securities eligible for resale to qualified institutional investors pursuant to Rule 144A under the 1933 Act, subject to Series P’s policy that not more than 15% of Series P’s assets will be invested in illiquid assets.

Series P may purchase securities on “when-issued” or “delayed delivery basis” in excess of customary settlement periods for the type of security involved. Series P may also purchase or sell securities on a “forward commitment” basis and may enter into “repurchase agreements,” “reverse repurchase agreements” and “roll transactions.” Series P may lend securities to broker/ dealers, other institutions or other persons to earn additional income. The value of loaned securities may not exceed 33 1/3% of Series P’s total assets. In addition, Series P may purchase loans, loan participations and other types of direct indebtedness.

Series P may enter into futures contracts (a type of derivative) (or options thereon) to hedge all or a portion of its portfolio, as a hedge against changes in prevailing levels of interest rates or as an efficient means of adjusting its exposure to the bond market.

Series P may invest in REITS and other real estate industry investments.

Series P may also invest in a variety of investment vehicles that seek to track the composition and performance of a specific index, such as ETFs and other mutual funds.

Series P’s investment in warrants, valued at the lower of cost or market, will not exceed 5% of Series P’s assets. Included within this amount, but not to exceed 2% of Series P’s assets, may be warrants which are not listed on the NYSE or the American Stock Exchange. Warrants acquired by Series P in units or attached to securities may be deemed to be without value.

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From time to time, Series P may invest part or all of its assets in U.S. government securities, commercial notes or money market instruments. It is anticipated that the weighted average maturity of Series P portfolio will range from 3 to 15 years under normal circumstances.

Series P may also invest up to 25% of its assets in senior secured floating rate corporate loans (“syndicated bank loans”). For a discussion of syndicated bank loans and certain risks involved therein, see this Statement of Additional Information under “Investment Policies and Management Practices” and the Fund’s Prospectus under “Principal Risks.”

Should Series P change its policy of investing at least 80% of its assets in the type of investment suggested by its name, Series P will provide shareholders at least 60 days notice prior to making the change.

Series Q (Small Cap Value Series) — In seeking its objective, Series Q can invest in a broad array of securities and financial instruments, including, but not limited to (i) convertible securities; (ii) debt securities in all rating categories; and (iii) foreign securities (including ADRs, European Depositary Receipts (“EDRs”), foreign investment companies or vehicles and foreign currencies). Series Q may also invest in a wide array of instruments which are commonly referred to as derivatives, which may include options, futures, spread transactions, and swap agreements.

Series Q may invest in options (exchange traded and OTC) for any lawful purpose consistent with its investment objective such as hedging or managing risk. Series Q may buy or write (sell) put and call options on assets, such as securities, currencies, financial commodities, and indices of debt and equity securities and enter into closing transactions with respect to such options to terminate an existing position.

Series Q may use futures contracts for any lawful purpose consistent with its investment objective such as hedging or managing risk. Series Q may enter into futures contracts, including, but not limited to, interest rate and index futures. Series Q may also purchase put and call options, and write covered put and call options, on futures in which it is allowed to invest. Series Q may also write put options on futures contracts while at the same time purchasing call options on the same futures contracts in order to create synthetically a long futures contract position. Such options would have the same strike prices and expiration dates.

Series Q may use spread transactions for any lawful purpose consistent with its investment objective such as hedging or managing risk. Series Q may purchase covered spread options from securities dealers. Such covered spread options are not presently exchange-listed or exchange-traded. The purchase of a spread option gives Series Q the right to put, or sell, a security that it owns at a fixed dollar spread or fixed yield spread in relation to another security that Series Q does not own, but which is used as a benchmark. The risk to Series Q in purchasing covered spread options is the cost of the premium paid for the spread option and any transactions costs. In addition, there is no assurance that closing transactions will be available. The purchase of spread options will be used to protect Series Q against adverse changes in prevailing credit quality spreads, i.e., the yield spread between high quality and lower quality securities. Such protection is only provided during the life of the spread option.

Series Q may enter into interest rate, securities index, commodity, or security and currency exchange rate swap agreements for any lawful purpose consistent with Series Q’s investment objective, such as for the purpose of attempting to obtain or preserve a particular desired return or spread at a lower cost to Series Q than if it had invested directly in an instrument that yielded that desired return or spread. Series Q also may enter into swaps in order to protect against an increase in the price of, or the currency exchange rate applicable to, securities that Series Q anticipates purchasing at a later date.

In addition to the derivative instruments and strategies described above and in the Prospectus, the Investment Manager expects to discover additional derivative instruments and other hedging or risk management techniques. The Investment Manager may utilize these new derivative instruments and techniques to the extent that they are consistent with Series Q’s investment objective and permitted by Series Q’s investment limitations, operating policies, and applicable regulatory authorities.

Series Q may also invest in restricted securities (including Rule 144A securities), repurchase agreements, reverse repurchase agreements, standby commitments, warrants, short sales against the box and when issued and delayed delivery securities.

Should Series Q change its policy of investing at least 80% of its assets in the type of investment suggested by its name, Series Q will provide shareholders at least 60 days notice prior to making the change.

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Series V (Mid Cap Value Series) — Series V will seek to achieve its objective through investment in a diversified portfolio of securities. Under normal circumstances, Series V will primarily invest in various types of common stock, which may include ADRs, and securities convertible into common stocks which the Investment Manager believes are undervalued relative to assets, earnings, growth potential or cash flows.

Series V may also invest in (i) preferred stocks; (ii) warrants; (iii) investment grade debt securities (or unrated securities of comparable quality); (iv) securities of other investment companies or vehicles; (v) futures; (vi) options; and (vii) options on futures. Series V may also invest in convertible securities (in any rating category), including up to 10% of its assets in instruments known as liquid yield option notes or “LYONS.” Series V may purchase securities on a “when-issued” or “delayed delivery basis” in excess of customary settlement periods for the type of security involved. Series V may purchase securities which are restricted as to disposition under the federal securities laws, including, but not limited to, securities referred to as PIPEs (Private Investment in Public Equity) and securities that are eligible for resale to qualified institutional investors pursuant to Rule 144A under the 1933 Act and subject to Series V’s policy that not more than 15% of its assets will be invested in illiquid securities.

Series V reserves the right to invest its assets temporarily in cash and money market instruments when, in the opinion of the Investment Manager, it is advisable to do so on account of current or anticipated market conditions. Series V may utilize repurchase agreements on an overnight basis or bank demand accounts, pending investment in securities or to meet potential redemptions or expenses.

Should Series V change its policy of investing at least 80% of its assets in the type of investment suggested by its name, Series V will provide shareholders at least 60 days notice prior to making the change.

Series X (Small Cap Growth Series) — Investing in securities of small-sized companies may involve greater risks than investing in larger, more established issuers since these securities may have limited marketability and, thus, they may be more volatile than securities of larger, more established companies or the market averages in general. Because small-sized companies normally have fewer shares outstanding than larger companies, it may be more difficult for Series X to buy or sell significant numbers of such shares without an unfavorable impact on prevailing prices. Small-sized companies may have limited product lines, markets or financial resources and may lack management depth. In addition, small-sized companies are typically subject to wider variations in earnings and business prospects than are larger, more established companies. There is typically less publicly available information concerning small-sized companies than for larger, more established ones.

Series X may also utilize the following investments and investment techniques and practices: borrowing, futures, options, options on futures, convertible securities, debt obligations (including low rated and unrated debt securities), ADRs, Global Depositary Receipts (“GDRS”), European EDRs, Rule 144A securities, when-issued and delayed delivery securities, securities lending, repurchase agreements, reverse repurchase agreements, foreign investments, foreign currency exchange transactions, zero coupon debt securities, pay-in-kind securities and leverage.

Should Series X change its policy of investing at least 80% of its assets in the type of investment suggested by its name, Series X will provide shareholders at least 60 days notice prior to making the change.

Series Y (Large Cap Concentrated Growth Series) — Series Y may invest in (i) common stocks; (ii) preferred stocks; (iii) foreign securities (including ADRs); (iv) investment grade debt securities (or unrated securities of comparable quality); and (v) securities of other investment companies or investment vehicles. Series Y may invest in a variety of investment vehicles, including those that seek to track the composition and performance of a specific index, such as ETFs and other mutual funds. Series Y may use these index-based investments as a way of managing its cash position, to gain exposure to the equity markets, or a particular sector of the equity market, while maintaining liquidity. Series Y may purchase securities on a “when-issued” or “delayed delivery basis” in excess of customary settlement periods for the type of security involved. Series Y may purchase securities which are restricted as to disposition under the federal securities laws, including securities that are eligible for resale to qualified institutional investors pursuant to Rule 144A under the 1933 Act and subject to Series Y’s policy that not more than 15% of its assets will be invested in illiquid securities. Series Y may also invest a portion of its assets in options and futures contracts. These instruments may be used to hedge Series Y’s portfolio, to seek increased returns, or to maintain exposure to the equity markets.

Series Y reserves the right to invest its assets temporarily in cash and money market instruments when, in the opinion of the Investment Manager, it is advisable to do so on account of current or anticipated market conditions. Series Y may utilize repurchase agreements on an overnight basis or bank demand accounts, pending investment in securities or to meet potential redemptions or expenses.

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Should Series Y change its policy of investing at least 80% of its assets in the type of investment suggested by its name, Series Y will provide shareholders at least 60 days notice prior to making the change.

Series Z (Alpha Opportunity Series) — The investment objective of Series Z is long-term growth of capital, as explained in the Prospectus.

INVESTMENT POLICIES AND MANAGEMENT PRACTICES

The Series’ principal investment strategies and the risks associated with the same are described in the “Series’ Summaries” and “Descriptions of Principal Risks” sections of the Prospectus. The following discussion provides additional information about those principal investment strategies and related risks, as well as information about investment strategies (and related risks) that the Series may utilize, even though they are not considered to be “principal” investment strategies. Accordingly, an investment strategy (and related risk) that is described below, but which is not described in the Series’ Prospectus, should not be considered to be a principal strategy (or related risk) applicable to that Series.

Some of the risk factors related to certain securities, instruments and techniques that may be used by one or more of the Series are described in the “Series’ Summaries” and “Descriptions of Principal Risks“ sections of the Prospectus and in this Statement of Additional Information. The following is a description of certain additional risk factors related to various securities, instruments and techniques. The risks so described only apply to those Series which may invest in such securities and instruments or which use such techniques. Also included is a general description of some of the investment instruments, techniques and methods which may be used by one or more of the Series. The methods described only apply to those Series which may use such methods. Although a Series may employ the techniques, instruments and methods described below, consistent with its investment objective and policies and any applicable law, no Series will be required to do so.

American Depositary Receipts — Each of the Series (except Series C and E) of the Fund may purchase ADRs. ADRs are dollar-denominated receipts issued generally by U.S. banks and which represent the deposit with the bank of a foreign company’s securities. ADRs are publicly traded on exchanges or over-the-counter in the United States. Investors should consider carefully the substantial risks involved in investing in securities issued by companies of foreign nations, which are in addition to the usual risks inherent in domestic investments. ADRs, European Depositary Receipts (“EDRs”) and Global Depositary Receipts (“GDRs”) or other securities convertible into securities of issuers based in foreign countries are not necessarily denominated in the same currency as the securities into which they may be converted. Generally, ADRs, in registered form, are denominated in U.S. dollars and are designed for use in the U.S. securities markets, while EDRs (also referred to as Continental Depositary Receipts (“CDRs”)), in bearer form, may be denominated in other currencies and are designed for use in European securities markets. ADRs are receipts typically issued by a U.S. bank or trust company evidencing ownership of the underlying securities. EDRs are European receipts evidencing a similar arrangement. GDRs are global receipts evidencing a similar arrangement. For purposes of the Series’ investment policies, ADRs, EDRs and GDRs are deemed to have the same classification as the underlying securities they represent. Thus, an ADR, EDR or GDR representing ownership of common stock will be treated as common stock.

Depositary receipts are issued through “sponsored” or “unsponsored” facilities. A sponsored facility is established jointly by the issuer of the underlying security and a depositary, whereas a depositary may establish an unsponsored facility without participation by the issuer of the deposited security. Holders of unsponsored depositary receipts generally bear all the cost of such facilities and the depositary of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through voting rights to the holders of such receipts in respect of the deposited securities.

Shares of Other Investment Vehicles — Each of the Series may invest in shares of other investment companies or other investment vehicles, which may include, without limitation, among others, mutual funds, closed-end funds and exchange-traded funds (“ETFs”) such as index-based investments such as SPDRs (based on the S&P 500), MidCap SPDRs (based on the S&P MidCap 400 Index), Select Sector SPDRs (based on sectors or industries of the S&P 500 Index), NASDAQ-100 Index Tracking Stocks (based on the NASDAQ-100 Index) and DIAMONDS (based on the Dow Jones Industrial Average). The Series may also invest in investment vehicles that are not subject to regulation as registered investment companies.

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The main risk of investing in index-based investment companies is the same as investing in a portfolio of securities comprising the index. The market prices of index-based investments will fluctuate in accordance with both changes in the market value of their underlying portfolio securities and due to supply and demand for the instruments on the exchanges on which they are traded. Index-based investments may not replicate exactly the performance of their specified index because of transaction costs and because of the temporary unavailability of certain component securities of the index.

To the extent a Series invests in other investment companies, or other investment vehicles, it will incur its pro rata share of the underlying investment companies’ expenses (including, for example, investment advisory and other management fees). In addition, a Series will be subject to the effects of business and regulatory developments that affect an underlying investment company or the investment company industry generally. Investments in the shares of other investment companies or investment vehicles has the effect of requiring shareholders to pay the operating expenses (including, for example, investment advisory and other management fees) of two or more mutual funds. The Series’ (except Series N) investment in the securities of other investment companies will be limited so that, as determined immediately after a purchase is made, (1) not more than 3% of the total outstanding voting stock of any one investment company will be owned by the Series, (2) not more than 5% of the value of the total assets of the Series will be invested in the securities of any one investment company, and (3) not more than 10% of the value of the total assets of the Series will be invested in the securities of such other investment companies. Series N may invest in a diversified portfolio of ETFs and other pooled investment vehicles to the extent permitted under the 1940 Act.

Repurchase Agreements — A repurchase agreement involves a purchase by the Series of a security from a selling financial institution (such as a bank, savings and loan association or broker-dealer) which agrees to repurchase such security at a specified price and at a fixed time in the future, usually not more than six days from the date of purchase. The resale price is in excess of the purchase price and reflects an agreed upon yield effective for the period of time the Series’ money is invested in the security. Repurchase agreements are similar to loans in several respects.

Currently, Series A, B, E, J, P, V and Y may enter into repurchase agreements only with federal reserve system member banks with total assets of at least one billion dollars and equity capital of at least one hundred million dollars and “primary” dealers in U.S. government securities. These Series may enter into repurchase agreements, fully collateralized by U.S. government or agency securities, only on an overnight basis.

Series C may enter into repurchase agreements only with federal reserve system member banks with total assets of at least one billion dollars and equity capital of at least one hundred million dollars and “primary” dealers in U.S. government securities. Series C may enter into repurchase agreements, fully collateralized by U.S. government or agency securities, with maturities of seven days or more, subject to regulatory limitations.

Repurchase agreements are considered to be loans by the Fund under the 1940 Act. Engaging in any repurchase transaction will be subject to any rules or regulations of the Securities and Exchange Commission (“SEC”) or other regulatory authorities. Not more than 10% of the assets of Series A, B, D and J, and not more than 15% of the assets of Series E, N, O, V, Y and Z will be invested in illiquid assets, which include repurchase agreements with maturities of over seven days. Series C complies with the provisions of Rule 2a-7 relating to repurchase agreements and liquidity.

Series X may enter into repurchase agreements with (a) well-established securities dealers or (b) banks that are members of the Federal Reserve System. Any such dealer or bank will have a credit rating with respect to its short-term debt of at least A1 by Standard & Poor’s Corporation, P1 by Moody’s Investors Service, Inc., or the equivalent rating by the Investment Manager or relevant sub-adviser. Series X may enter into repurchase agreements with maturities of over seven days, provided that the Series may not invest more than 15% of its assets in illiquid securities.

Series N may enter into a repurchase agreement only with securities dealers that have a net capital in excess of $50,000,000, are reasonably leveraged, and are otherwise considered as appropriate entities with which to enter into repurchase agreements. Series N will not under any circumstances enter into a repurchase agreement of a duration of more than seven business days if, as a result, more than 15% of the value of the Series’ assets would be so invested or invested in illiquid securities. Generally, the Series will not commit more than 50% of its gross assets to repurchase agreements or more than 5% of its total assets to repurchase agreements of any one vendor.

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In the event of a bankruptcy or other default of a seller of a repurchase agreement, the Series could experience both delays in liquidating the underlying securities and losses, including (a) possible decline in the value of the underlying security during the period while the Series seeks to enforce its rights thereto; (b) possible subnormal levels of income and lack of access to income during this period; and (c) expenses of enforcing its rights. The Board of Directors of the Fund has promulgated guidelines with respect to repurchase agreements.

Reverse Repurchase Agreements — Certain Series may enter into reverse repurchase agreements with the same parties with whom they may enter into repurchase agreements. Under a reverse repurchase agreement, the Series would sell securities and agree to repurchase them at a particular price at a future date. Reverse repurchase agreements involve the risk that the market value of the securities retained in lieu of sale by the Series may decline below the price of the securities the Series has sold but is obligated to repurchase. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, such buyer or its trustee or receiver may receive an extension of time to determine whether to enforce the Series’ obligation to repurchase the securities, and the Series’ use of the proceeds of the reverse repurchase agreement may effectively be restricted pending such decision. Investments in reverse repurchase agreements are treated as borrowings and, therefore, are subject to a Series’ fundamental and non-fundamental policies on borrowing.

Certain Series also may enter into “dollar rolls” in which the Series sells fixed income securities for delivery in the current month and simultaneously contracts to repurchase substantially similar (same type, coupon and maturity) securities on a specified future date. During the roll period, the Series would forego principal and interest paid on such securities. The Series would be compensated by the difference between the current sales price and the forward price for the future purchase, as well as by the interest earned on the cash proceeds of the initial sale. Investments in dollar rolls are treated as borrowings and, therefore, are subject to a Series’ fundamental and non-fundamental policies on borrowing.

At the time a Series enters into reverse repurchase agreements or dollar rolls, it will segregate cash or liquid securities having a value not less than the repurchase price, including accrued interest. Assets may be segregated by the Series’ custodian, or on the Series’ books. Reverse repurchase agreements and dollar rolls will be treated as borrowings and will be deducted from a Series’ borrowing limitation. Reverse repurchase agreements and dollar rolls, together with other permitted borrowings from banks, may constitute up to 33 1/3% of the Series’ total assets. Under the 1940 Act, the Series is required to maintain continuous asset coverage of 300% with respect to borrowings and to sell (within three days) sufficient portfolio holdings to restore such coverage if it should decline to less than 300% due to market fluctuations or otherwise, even if such liquidations of the Series’ holdings may be disadvantageous from an investment standpoint.

Real Estate Securities — Certain Series may invest in equity securities of real estate investment trusts (“REITs”) and other real estate industry companies or companies with substantial real estate investments, and therefore, such Series may be subject to certain risks associated with direct ownership of real estate and with the real estate industry in general. These risks include, among others: possible declines in the value of real estate; possible lack of availability of mortgage funds; extended vacancies of properties; risks related to general and local economic conditions; overbuilding; increases in competition, property taxes and operating expenses; changes in zoning laws; costs resulting from the clean-up of, and liability to third parties for damages resulting from, environmental problems; casualty or condemnation losses; uninsured damages from floods, earthquakes or other natural disasters; limitations on and variations in rents; and changes in interest rates. Investing in REITs has the effect of requiring shareholders to pay the operating expenses of both the Series and the REIT.

REITs are pooled investment vehicles which invest primarily in income producing real estate or real estate related loans or interests. REITs are generally classified as equity REITs, mortgage REITs or hybrid REITs. Equity REITs invest the majority of their assets directly in real property and derive income primarily from the collection of rents. Equity REITs can also realize capital gains by selling properties that have appreciated in value. Mortgage REITs invest the majority of their assets in real estate mortgages and derive income from the collection of interest payments. REITs are not taxed on income distributed to shareholders provided they comply with several requirements of the Code. Certain REITs may be self-liquidating in that a specific term of existence is provided for in the trust document. Such trusts run the risk of liquidating at an economically inopportune time.

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U.S. Government Securities — Consistent with its investment objective and strategies, certain Series, including Series C, may invest in obligations issued or guaranteed by the U.S. government, including: (1) direct obligations of the U.S. Treasury and (2) obligations issued by U.S. government agencies and instrumentalities. Included among direct obligations of the U.S. are Treasury Bills, Treasury Notes and Treasury Bonds, which differ in terms of their interest rates, maturities, and dates of issuance. Treasury Bills have maturities of less than one year, Treasury Notes have maturities of one to 10 years and Treasury Bonds generally have maturities of greater than 10 years from the date of issuance. Included among the obligations issued by agencies and instrumentalities of the U.S. are: instruments that are supported by the full faith and credit of the U.S., such as certificates issued by the Government National Mortgage Association (“GNMA” or “Ginnie Mae”); instruments that are supported by the right of the issuer to borrow from the U.S. Treasury (such as securities of Federal Home Loan Banks); and instruments that are supported solely by the credit of the instrumentality, such as Federal National Mortgage Association (“FNMA” or “Fannie Mae”) and Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). In September 2008, the U.S. Treasury announced a federal takeover of Fannie Mae and Freddie Mac, placing the two federal instrumentalities in conservatorship. Under the takeover, the U.S. Treasury agreed to acquire $1 billion of senior preferred stock of each instrumentality and obtained warrants for the purchase of common stock of each instrumentality. Under these Senior Preferred Stock Purchase Agreements (“SPAs”), the U.S. Treasury has pledged to provide up to $100 billion per instrumentality as needed, including the contribution of cash capital to the instrumentalities in the event their liabilities exceed their assets. In May 2009, the U.S. Treasury increased its maximum commitment to each instrumentality under the SPAs to $200 billion per instrumentality. In December 2009, the U.S. Treasury further amended the SPAs to allow the cap on the U.S. Treasury's funding commitment to increase as necessary to accommodate any cumulative reduction in Fannie Mae’s and Freddie Mac’s net worth through the end of 2012. Also in December 2009, the U.S. Treasury amended the SPAs to provide Fannie Mae and Freddie Mac with some additional flexibility to meet the requirement to reduce their mortgage portfolios. The actions of the U.S. Treasury are intended to ensure that Fannie Mae and Freddie Mac maintain a positive net worth and meet their financial obligations, preventing mandatory triggering of receivership. No assurance can be given that the U.S. Treasury initiatives will be successful.

Other U.S. government securities the Series may invest in include (but are not limited to) securities issued or guaranteed by the Federal Housing Administration, Farmers Home Loan Administration, Export-Import Bank of the U.S., Small Business Administration, General Services Administration, Central Bank for Cooperatives, Federal Farm Credit Banks, Federal Intermediate Credit Banks, Federal Land Banks, Maritime Administration, Tennessee Valley Authority, District of Columbia Armory Board and Student Loan Marketing Association. Because the U.S. government is not obligated by law to provide support to an instrumentality it sponsors, a Series will invest in obligations issued by such an instrumentality only if the Investment Manager determines that the credit risk with respect to the instrumentality does not make its securities unsuitable for investment by the Series.

A Series may also invest in separately traded principal and interest components of securities guaranteed or issued by the U.S. government or its agencies, instrumentalities or sponsored enterprises if such components trade independently under the Separate Trading of Registered Interest and Principal of Securities program (“STRIPS”) or any similar program sponsored by the U.S. government. STRIPS may be sold as zero coupon securities.

Inflation-Linked Securities — Certain Series, may invest in inflation-linked securities. Inflation-linked securities are income-generating instruments whose interest and principal payments are adjusted for inflation, a sustained increase in prices that erodes the purchasing power of money. TIPS, or Treasury inflation-protected securities, are inflation-linked securities issued by the U.S. government. Inflation-linked bonds are also issued by corporations, U.S. government agencies, states, and foreign countries. The inflation adjustment, which is typically applied monthly to the principal of the bond, follows a designated inflation index, such as the consumer price index (CPI). A fixed coupon rate is applied to the inflation-adjusted principal so that as inflation rises, both the principal value and the interest payments increase. This can provide investors with a hedge against inflation, as it helps preserve the purchasing power of your investment. Because of this inflation-adjustment feature, inflation-protected bonds typically have lower yields than conventional fixed-rate bonds. Municipal inflation bonds generally have a fixed principal amount, and the inflation component is reflected in the nominal coupon.

Inflation-protected bonds normally will decline in price when real interest rates rise. (A real interest rate is calculated by subtracting the inflation rate from a nominal interest rate. For example, if a 10-year Treasury note is yielding 5% and rate of inflation is 2%, the real interest rate is 3%.) If inflation is negative, the principal and income of an inflation-protected bond will decline and could result in losses.

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Municipal Securities — Certain Series may invest in municipal securities. Yields on municipal securities are dependent on a variety of factors, including the general conditions of the money market and the municipal bond market, the size of a particular offering, the maturity of the obligations, and the rating of the issue. Municipal securities with longer maturities tend to produce higher yields and are generally subject to potentially greater capital appreciation and depreciation than obligations with shorter maturities and lower yields. The market prices of municipal securities usually vary, depending upon available yields. An increase in interest rates will generally reduce the value of portfolio investments, and a decline in interest rates will generally increase the value of portfolio investments. The ability of a Series to achieve its investment objectives is also dependent on the continuing ability of the issuers of municipal securities in which the Series invests to meet their obligations for the payment of interest and principal when due. The ratings of Moody’s, S&P, and Fitch 1BCA, Inc. (“Fitch”) represent their opinions as to the quality of municipal securities which they undertake to rate. Ratings are not absolute standards of quality; consequently, municipal securities with the same maturity, coupon, and rating may have different yields. There are variations in municipal securities, both within a particular classification and between classifications, depending on numerous factors. Unlike other types of investments, offerings of municipal securities have traditionally not been subject to regulation by, or registration with, the SEC.

The federal bankruptcy statutes relating to the debts of political subdivisions and authorities of states of the United States provide that, in certain circumstances, such subdivisions or authorities may be authorized to initiate bankruptcy proceedings without prior notice to or consent of creditors, which proceedings could result in material and adverse changes in the rights of holders of their obligations.

Debt Obligations — Yields on short, intermediate, and long-term securities are dependent on a variety of factors, including the general conditions of the money and bond markets, the size of a particular offering, the maturity of the obligation, and the rating of the issue. Debt securities with longer maturities tend to produce higher yields and are generally subject to potentially greater capital appreciation and depreciation than obligations with shorter maturities and lower yields. The market prices of debt securities usually vary, depending upon available yields. An increase in interest rates will generally reduce the value of portfolio investments, and a decline in interest rates will generally increase the value of portfolio investments. The ability of the Series to achieve its investment objectives is also dependent on the continuing ability of the issuers of the debt securities in which the Series invest to meet their obligations for the payment of interest and principal when due.

Variable Rate Instruments. The Series may invest in instruments having rates of interest that are adjusted periodically according to a specified market rate for such investments (“Variable Rate Instruments”). The interest rate on a Variable Rate Instrument is ordinarily determined by reference to, or is a percentage of, an objective standard such as a bank’s prime rate or the 91-day U.S. Treasury Bill rate. Series C does not purchase certain Variable Rate Instruments that have a preset cap above which the rate of interest may not rise. Generally, the changes in the interest rate on Variable Rate Instruments reduce the fluctuation in the market value of such securities. Accordingly, as interest rates decrease or increase, the potential for capital appreciation or depreciation is less than for fixed-rate obligations. Series C determines the maturity of Variable Rate Instruments in accordance with Rule 2a-7 under the 1940 Act.

Risks Associated with Low-Rated and Comparable Unrated Debt Securities (Junk Bonds) — Low-rated and comparable unrated securities, while generally offering higher yields than investment-grade securities with similar maturities, involve greater risks, including the possibility of default or bankruptcy. They are regarded as predominantly speculative with respect to the issuer’s capacity to pay interest and repay principal. Certain Series may also purchase low rated and comparable unrated securities which are in default when purchased. The special risk considerations in connection with such investments are discussed below. See the Appendix of this Statement of Additional Information for a discussion of securities ratings.

The low-rated and comparable unrated securities market is relatively new, and its growth paralleled a long economic expansion. As a result, it is not clear how this market may withstand a prolonged recession or economic downturn. Such a prolonged economic downturn could severely disrupt the market for and adversely affect the value of such securities.

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All interest-bearing securities typically experience appreciation when interest rates decline and depreciation when interest rates rise. The market values of low-rated and comparable unrated securities tend to reflect individual corporate developments to a greater extent than do higher-rated securities, which react primarily to fluctuations in the general level of interest rates. Low-rated and comparable unrated securities also tend to be more sensitive to economic conditions than are higher-rated securities. As a result, they generally involve more credit risks than securities in the higher-rated categories. During an economic downturn or a sustained period of rising interest rates, highly leveraged issuers of low-rated and comparable unrated securities may experience financial stress and may not have sufficient revenues to meet their payment obligations. The issuer’s ability to service its debt obligations may also be adversely affected by specific corporate developments, the issuer’s inability to meet specific projected business forecasts, or the unavailability of additional financing. The risk of loss due to default by an issuer of low-rated and comparable unrated securities is significantly greater than issuers of higher-rated securities because such securities are generally unsecured and are often subordinated to other creditors. Further, if the issuer of a low-rated and comparable unrated security defaulted, a Series might incur additional expenses to seek recovery. Periods of economic uncertainty and changes would also generally result in increased volatility in the market prices of low-rated and comparable unrated securities and thus in a Series’ NAV.

As previously stated, the value of such a security will decrease in a rising interest rate market and accordingly, so will a Series’ NAV. If a Series experiences unexpected net redemptions in such a market, it may be forced to liquidate a portion of its portfolio securities without regard to their investment merits. Due to the limited liquidity of high-yield securities (discussed below) a Series may be forced to liquidate these securities at a substantial discount. Any such liquidation would reduce a Series’ asset base over which expenses could be allocated and could result in a reduced rate of return for a Series.

Low-rated and comparable unrated securities typically contain redemption, call, or prepayment provisions which permit the issuer of such securities containing such provisions to, at their discretion, redeem the securities. During periods of falling interest rates, issuers of high-yield securities are likely to redeem or prepay the securities and refinance them with debt securities with a lower interest rate. To the extent an issuer is able to refinance the securities or otherwise redeem them, a Series may have to replace the securities with a lower-yielding security, which would result in a lower return for a Series.

Credit ratings issued by credit-rating agencies evaluate the safety of principal and interest payments of rated securities. They do not, however, evaluate the market value risk of low-rated and comparable unrated securities and, therefore, may not fully reflect the true risks of an investment. In addition, credit-rating agencies may or may not make timely changes in a rating to reflect changes in the economy or in the condition of the issuer that affect the market value of the security. Consequently, credit ratings are used only as a preliminary indicator of investment quality. Investments in low-rated and comparable unrated securities will be more dependent on the Investment Manager or relevant sub-adviser’s credit analysis than would be the case with investments in investment-grade debt securities. The Investment Manager or relevant sub-adviser employs its own credit research and analysis, which includes a study of existing debt, capital structure, ability to service debt and to pay dividends, the issuer’s sensitivity to economic conditions, its operating history, and the current trend of earnings. The Investment Manager or relevant sub-adviser continually monitors the investments in a Series’ portfolio and carefully evaluates whether to dispose of or to retain low-rated and comparable unrated securities whose credit ratings or credit quality may have changed.

A Series may have difficulty disposing of certain low-rated and comparable unrated securities because there may be a thin trading market for such securities. Because not all dealers maintain markets in all low-rated and comparable unrated securities, there is no established retail secondary market for many of these securities. A Series anticipates that such securities could be sold only to a limited number of dealers or institutional investors. To the extent a secondary trading market does exist, it is generally not as liquid as the secondary market for higher-rated securities. The lack of a liquid secondary market may have an adverse impact on the market price of the security. As a result, a Series’ asset value and a Series’ ability to dispose of particular securities, when necessary to meet a Series’ liquidity needs or in response to a specific economic event, may be impacted. The lack of a liquid secondary market for certain securities may also make it more difficult for the Fund to obtain accurate market quotations for purposes of valuing a Series. Market quotations are generally available on many low-rated and comparable unrated issues only from a limited number of dealers and may not necessarily represent firm bids of such dealers or prices for actual sales. During periods of thin trading, the spread between bid and asked prices is likely to increase significantly. In addition, adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the values and liquidity of low-rated and comparable unrated securities, especially in a thinly-traded market.

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Legislation has been adopted, and from time to time, proposals have been discussed regarding new legislation designed to limit the use of certain low-rated and comparable unrated securities by certain issuers. An example of such legislation is a law which requires federally insured savings and loan associations to divest their investment in these securities over time. New legislation could further reduce the market because such legislation, generally, could negatively affect the financial condition of the issuers of high-yield securities and could adversely affect the market in general. It is not currently possible to determine the impact of the recent legislation on this market. However, it is anticipated that if additional legislation is enacted or proposed, it could have a material effect on the value of low-rated and comparable unrated securities and the existence of a secondary trading market for the securities.

Loan Participations and Assignments. Certain Series may invest in fixed and floating rate loans (“Loans”) arranged through private negotiations between a corporate or foreign entity and one or more financial institutions (“Lenders”). Certain Series may also invest in participations in Loans (“Participations”) and assignments of portions of Loans from third parties (“Assignments”). Participations typically will result in a Series having a contractual relationship only with the Lender, not with the borrower. The Series will have the right to receive payments of principal, interest and any fees to which it is entitled only from the Lender selling the Participation and only upon receipt by the Lender of the payments from the borrower. In connection with purchasing Participations, the Series generally will have no right to enforce compliance by the borrower with the terms of the loan agreement relating to the Loan (“Loan Agreement”), nor any rights of set-off against the borrower, and the Series may not directly benefit from any collateral supporting the Loan in which it has purchased the Participation. As a result, the Series will assume the credit risk of both the borrower and the Lender that is selling the Participation.

In the event of the insolvency of the Lender selling a Participation, the Series may be treated as a general creditor of the Lender and may not benefit from any set-off between the Lender and the borrower. The Series will acquire Participations only if the Lender positioned between the Series and the borrower is determined by the Investment Manager or relevant sub-adviser to be creditworthy. Where a Series purchases Assignments from Lenders, the Series will acquire direct rights against the borrower on the Loan. However, since Assignments are arranged through private negotiations between potential assignees and assignors, the rights and obligations acquired by the Series as the purchaser of an Assignment may differ from, and be more limited than, those held by the assigning Lender.

A Series may have difficulty disposing of Assignments and Participations. The liquidity of such securities is limited and the Series anticipate that such securities could be sold only to a limited number of institutional investors. The lack of a liquid secondary market could have an adverse impact on the value of such securities and on the Series’ ability to dispose of particular Assignments or Participations when necessary to meet the Series’ liquidity needs or in response to a specific economic event, such as deterioration in the creditworthiness of the borrower. The lack of a liquid secondary market for Assignments and Participations also may make it more difficult for a Series to assign a value to those securities for purposes of valuing the Series’ portfolio and calculating its NAV.

Senior Loans. Series P (High Yield Series) invests in syndicated bank loans. Syndicated bank loans are loans that are typically made to corporate borrowers to finance leveraged buy-outs, recapitalizations, mergers, acquisitions, stock repurchases and internal growth. Syndicated bank loans generally hold one of the most senior positions in the capital structure of a borrower and are usually secured by liens on the assets of the borrowers, including tangible assets such as cash, accounts receivable, inventory, property, plant and equipment, common and/or preferred stock of subsidiaries and/or affiliates, and intangible assets including trademarks, copyrights, patent rights and franchise value. The Series may also receive guarantees as a form of collateral. Syndicated bank loans also include participation interests in syndicated bank loans or assignments of syndicated bank loans. A syndicated bank loan in which the Series may invest typically is structured by an agent bank acting on behalf of a group of lenders to whom the loan will be syndicated. The syndicate of lenders often consists of commercial and investment banks, thrift institutions, insurance companies, finance companies, mutual funds and other institutional investment vehicles or other financial institutions. Typically, the agent bank administers the syndicated bank loan on behalf of all the lenders. This lender is referred to as the agent bank. The agent is primarily responsible for negotiating on behalf of the original lenders the loan agreement which establishes the terms and conditions of the syndicated bank loan and the rights of the borrower and the lenders. The agent bank also is responsible for monitoring collateral, distributing required reporting, and for exercising remedies available to the lenders such as foreclosure upon collateral.

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The Series may invest in a syndicated bank loan in one of two ways. It may purchase a participation interest, or it may purchase an assignment. Participation interests are interests issued by a lender or other financial institution, which represent a fractional interest in a syndicated bank loan. The Series may acquire participation interests from a lender or other holders of participation interests. Holders of participation interests are referred to as participants. An assignment represents a portion of a syndicated bank loan previously attributable to a different lender. Unlike a participation interest, the Series will generally become a lender for the purposes of the relevant loan agreement by purchasing an assignment. Loan participations and assignment are discussed in detail above.

The Series will not originate loans. As such, it will not be buying in the “primary” market. When the Series purchases an existing assignment of a syndicated bank loan or purchases a participation interest in a syndicated bank loan, it is said to be purchasing in the “secondary” market. Purchases of syndicated bank loans in the secondary market may take place at, above, or below the par value of a syndicated bank loan. Purchases above par will effectively reduce the amount of interest being received by the Series through the amortization of the purchase price premium, whereas purchases below par will effectively increase the amount of interest being received by the Series through the amortization of the purchase price discount. The Series may be able to invest in syndicated bank loans only through participation interests or assignments at certain times when reduced direct investment opportunities in syndicated bank loans may exist.

If the Series purchases an assignment from a lender, the Series will generally have direct contractual rights against the borrower in favor of the lenders. On the other hand, if the Series purchases a participation interest either from a lender or a participant, the Series typically will have established a direct contractual relationship with the seller/issuer of the participation interest, but not with the borrower. Consequently, the Series is subject to the credit risk of the lender or participant who sold the participation interest to the Series, in addition to the usual credit risk of the borrower. Therefore, when the Series invests in syndicated bank loans through the purchase of participation interests, the Series’ Investment Manager must consider the creditworthiness of the agent bank and any lenders and participants interposed between the Series and a borrower.

Typically, syndicated bank loans are secured by collateral that, at the time of origination, has a fair market value at least equal to the amount of such syndicated bank loan. The Investment Manager generally will determine the value of the collateral by customary valuation techniques that it considers appropriate. However, the value of the collateral may decline following the Series’ investment. Also, collateral may be difficult to sell, and there are other risks which may cause the collateral to be insufficient in the event of a default. Consequently, the Series might not receive payments to which it is entitled. The collateral may consist of various types of assets or interests including intangible assets. It may include working capital assets, such as accounts receivable or inventory, or tangible fixed assets, such as real property, buildings and equipment. It may include intangible assets, such as trademarks, copyrights and patent rights, or security interests in securities of subsidiaries or affiliates. The borrower’s owners may provide additional collateral, typically by pledging their ownership interest in the borrower as collateral for the loan. The borrower under a syndicated bank loan must comply with various restrictive covenants contained in any syndicated bank loan agreement between the borrower and the syndicate of lenders. A restrictive covenant is a promise by the borrower to not take certain action that may impair the rights of lenders. These covenants, in addition to requiring the scheduled payment of interest and principal, may include restrictions on dividend payments and other distributions to shareholders, provisions requiring the borrower to maintain specific financial ratios or relationships and limits on total debt. In addition, a covenant may require the borrower to prepay the syndicated bank loan with any excess cash flow. Excess cash flow generally includes net cash flow after scheduled debt service payments and permitted capital expenditures, among other things, as well as the proceeds from asset dispositions or sales of securities. A breach of a covenant (after giving effect to any cure period) in a syndicated bank loan agreement which is not waived by the agent bank and the lending syndicate normally is an event of acceleration. This means that the agent bank has the right to demand immediate repayment in full of the outstanding syndicated bank loan.

The Series will make an investment in a syndicated bank loan only after the Investment Manager determines that the investment is suitable for the Series based on the Investment Manager’s independent credit analysis. Generally, this means that the Investment Manager has determined that the likelihood that the corporation will meet its obligations is acceptable.

The rate of interest payable on syndicated bank loans is established as the sum of a base lending rate plus a specified margin. These base lending rates generally are the London Interbank Offered Rate (“LIBOR”), the interest rate quoted by major U.S. money center commercial banks at which such banks are willing to lend U.S. dollars to

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their most creditworthy borrowers, as quoted daily in the Wall Street Journal (“Prime Rate”), the certificate of deposit (“CD”) rate, or another base lending rate used by commercial lenders. The interest rate on Prime Rate-based syndicated bank loans floats daily as the Prime Rate changes, while the interest rate on LIBOR-based syndicated bank loans is reset periodically, typically between 30 days and 90 days. Certain of the syndicated bank loans in which the Series will invest may permit the borrower to select an interest rate reset period of up to one year. A portion of the Series’ investments may consist of loans with interest rates that are fixed for the term of the loan. Investment in syndicated bank loans with longer interest rate reset periods or loans with fixed interest rates may increase fluctuations in the Series’ net asset value as a result of changes in interest rates. However, the Series may attempt to hedge its fixed rate loans against interest rate fluctuations by entering into interest rate swap or other derivative transactions.

Bridge loans are short-term loan arrangements (e.g., 12 to 18 months) typically made by an obligor in anticipation of intermediate-term or long-term permanent financing. Most bridge loans are structured as floating-rate debt with a step-up provision under which the interest rate on the bridge loan rises the longer the loan remains outstanding. In addition, bridge loans commonly contain a conversion feature that allows the bridge loan investor to convert its loan interest to senior exchange notes if the loan has not been prepaid in full on or prior to its maturity date. Bridge loans may be subordinate to other debt and may be secured or unsecured

Unfunded commitments, such as unfunded bridge loans, are contractual obligations pursuant to which the Series agrees to invest in a loan at a future date. Typically, the Series receives a commitment fee for entering into the unfunded commitment. Unfunded commitments may subject the Series to similar risks to the risks described under “When-Issued and Forward Commitment Securities” and “TBA Purchase Commitments” discussed below.

Increasing Government Debt — The total public debt of federal, state, local and non-U.S. governments as a percent of gross domestic product has grown rapidly since the beginning of the 2008 financial downturn. Although high levels of debt do not necessarily indicate or cause economic problems, high levels of debt may create certain systemic risks if sound debt management practices are not implemented. A high national debt level may increase market pressures to meet government funding needs, which may increase borrowing costs and cause a government to issue additional debt, thereby increasing the risk of refinancing. A high national debt also raises concerns that a government may be unable or unwilling to repay the principal or interest on its debt. Unsustainable debt levels can decline the valuation of currencies, and can prevent a government from implementing effective counter-cyclical fiscal policy during economic downturns. It also could generate an economic downturn.

Put and Call Options —

Writing (Selling) Covered Call Options. Certain Series may write (sell) “covered” call options and purchase options to close out options previously written by the Series. In writing covered call options, the Series expects to generate additional premium income which should serve to enhance the Series’ total return and reduce the effect of any price decline of the security or currency involved in the option. Covered call options will generally be written on securities or currencies which, in the opinion of the Investment Manager or relevant sub-adviser, are not expected to have any major price increases or moves in the near future but which, over the long term, are deemed to be attractive investments for the Series. A call option gives the holder (buyer) the “right to purchase” a security or currency at a specified price (the exercise price), at expiration of the option (European style) or at any time until a certain date (the expiration date) (American style). So long as the obligation of the writer of a call option continues, the writer may be assigned an exercise notice by the broker/dealer through whom such option was sold, requiring him/her to deliver the underlying security or currency against payment of the exercise price. This obligation terminates upon the expiration of the call option, or such earlier time at which the writer effects a closing purchase transaction by repurchasing an option identical to that previously sold. Writing covered call options is less risky than writing uncovered or “naked” options, which the Series will not do.

The Series will write only covered call options. This means that the Series will own the security or currency subject to the option or an option to purchase the same underlying security or currency, having an exercise price equal to or less than the exercise price of the “covered” option, or will, for the term of the option, segregate cash or liquid securities having a value equal to the fluctuating market value of the optioned securities or currencies. Assets may be segregated by the Series’ custodian, or on the Series’ books.

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Portfolio securities or currencies on which call options may be written will be purchased solely on the basis of investment considerations consistent with the Series’ investment objectives. The writing of covered call options is a conservative investment technique believed to involve relatively little risk (in contrast to the writing of naked or uncovered options, which the Series will not do), but capable of enhancing the Series’ total return. When writing a covered call option, the Series, in return for the premium, gives up the opportunity for profit from a price increase in the underlying security or currency above the exercise price, but conversely, retains the risk of loss should the price of the security or currency decline. Unlike one who owns securities or currencies not subject to an option, the Series has no control over when it may be required to sell the underlying securities or currencies since the option may be exercised at any time prior to the option’s expiration. If a call option which the Series has written expires, the Series will realize a gain in the amount of the premium; however, such gain may be offset by a decline in the market value of the underlying security or currency during the option period. If the call option is exercised, the Series will realize a gain or loss from the sale of the underlying security or currency.

Call options written by a Series will normally have expiration dates of less than nine months from the date written. The exercise price of the options may be below, equal to, or above the current market values of the underlying securities or currencies at the time the options are written. From time to time, the Series may purchase an underlying security or currency for delivery in accordance with an exercise notice of a call option assigned to it, rather than delivering such security or currency from its portfolio. In such cases, additional costs may be incurred.

The premium a Series receives for writing a call option is the market value of the option. The premium the Series will receive from writing a call option will reflect, among other things, the current market price of the underlying security or currency, the relationship of the exercise price to such market price, the historical price volatility of the underlying security or currency, and the length of the option period. Once the decision to write a call option has been made, the Investment Manager or relevant sub-adviser, in determining whether a particular call option should be written on a particular security or currency, will consider the reasonableness of the anticipated premium and the likelihood that a liquid secondary market will exist for those options. The premium received by the Series for writing covered call options will be recorded as a liability of the Series. This liability will be adjusted daily to the option’s current market value, which will be the latest sale price at the time at which the NAV per share of the Series is computed at the close of regular trading on the New York Stock Exchange (“NYSE”) (normally 4:00 p.m. Eastern Standard Time) on days when the NYSE is open, or, in the absence of such sale, the latest asked price. The option will be terminated upon expiration of the option, the purchase of an identical option in a closing transaction, or delivery of the underlying security or currency upon the exercise of the option.

Closing transactions will be effected in order to realize a profit on an outstanding call option, to prevent an underlying security or currency from being called, or to permit the sale of the underlying security or currency. Furthermore, effecting a closing transaction will permit a Series to write another call option on the underlying security or currency with either a different exercise price, expiration date or both. If the Series desires to sell a particular security from its portfolio on which it has written a call option, or purchased a put option, it will seek to effect a closing transaction prior to, or concurrently with, the sale of the security. There is no assurance that the Series will be able to effect such closing transactions at favorable prices. If the Series cannot enter into such a transaction, it may be required to hold a security that it might otherwise have sold, in which case it would continue to be at market risk with respect to the security.

The Series will pay transaction costs in connection with the writing of options and in entering into closing purchase contracts. Transaction costs relating to options activity normally are higher than those applicable to purchases and sales of portfolio securities.

The Series will realize a profit or loss from a closing purchase transaction if the cost of the transaction is less or more, respectively, than the premium received from the writing of the option. Because increases in the market price of a call option will generally reflect increases in the market price of the underlying security or currency, any loss resulting from the repurchase of a call option is likely to be offset in whole or in part by appreciation of the underlying security or currency owned by the Series.

Writing (Selling) Covered Put Options. A put option gives the purchaser of the option the right to sell, and the writer (seller) has the obligation to buy, the underlying security or currency at the exercise price during the option period (American style) or at the expiration of the option (European style). So long as the obligation of the writer continues, he may be assigned an exercise notice by the broker/dealer through whom such option was sold, requiring him to make payment of the exercise price against delivery of the underlying security or currency. The operation of put options in other respects, including their related risks and rewards, is substantially identical to that of call options. Certain Series may write American or European style covered put options and purchase options to close out options previously written by the Series.

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The Series would write put options only on a covered basis, which means that the Series would either (1) segregate cash or liquid securities in an amount not less than the exercise price at all times while the put option is outstanding; (2) sell short the security or currency underlying the put option at the same or higher price than the exercise price of the put option; or (3) purchase an option to sell the underlying security or currency subject to the option having an exercise price equal to or greater than the exercise price of the “covered” option at all times while the put option is outstanding (The rules of a clearing corporation currently require that such assets be deposited in escrow to secure payment of the exercise price). The Series would generally write covered put options in circumstances where the Investment Manager or relevant sub-adviser wishes to purchase the underlying security or currency for the Series’ portfolio at a price lower than the current market price of the security or currency. In such event, the Series would write a put option at an exercise price which, reduced by the premium received on the option, reflects the lower price it is willing to pay. Since the Series would also receive interest on debt securities or currencies maintained to cover the exercise price of the option, this technique could be used to enhance current return during periods of market uncertainty. The risk in such a transaction would be that the market price of the underlying security or currency would decline below the exercise price less the premiums received. Such a decline could be substantial and result in a significant loss to the Series. In addition, the Series, because it does not own the specific securities or currencies which it may be required to purchase in the exercise of the put, cannot benefit from appreciation, if any, with respect to such specific securities or currencies.

Premium Received from Writing Call or Put Options. A Series will receive a premium from writing a put or call option, which increases such Series’ return in the event the option expires unexercised or is closed out at a profit. The amount of the premium will reflect, among other things, the relationship of the market price of the underlying security to the exercise price of the option, the term of the option and the volatility of the market price of the underlying security. By writing a call option, a Series limits its opportunity to profit from any increase in the market value of the underlying security above the exercise price of the option. By writing a put option, a Series assumes the risk that it may be required to purchase the underlying security for an exercise price higher than its then current market value, resulting in a potential capital loss if the purchase price exceeds the market value plus the amount of the premium received, unless the security subsequently appreciates in value.

Closing Transactions. Closing transactions may be effected in order to realize a profit on an outstanding call option, to prevent an underlying security or currency from being called, or to permit the sale of the underlying security or currency. A Series may terminate an option that it has written prior to its expiration by entering into a closing purchase transaction in which it purchases an option having the same terms as the option written. A Series will realize a profit or loss from such transaction if the cost of such transaction is less or more than the premium received from the writing of the option. In the case of a put option, any loss so incurred may be partially or entirely offset by the premium received from a simultaneous or subsequent sale of a different put option. Because increases in the market price of a call option will generally reflect increases in the market price of the underlying security, any loss resulting from the purchase of a call option is likely to be offset in whole or in part by unrealized appreciation of the underlying security owned by such Series.

Furthermore, effecting a closing transaction will permit the Series to write another call option on the underlying security or currency with either a different exercise price or expiration date or both. If the Series desires to sell a particular security or currency from its portfolio on which it has written a call option, or purchased a put option, it will seek to effect a closing transaction prior to, or concurrently with, the sale of the security or currency. There is, of course, no assurance that the Series will be able to effect such closing transactions at a favorable price. If the Series cannot enter into such a transaction, it may be required to hold a security or currency that it might otherwise have sold. When the Series writes a covered call option, it runs the risk of not being able to participate in the appreciation of the underlying securities or currencies above the exercise price, as well as the risk of being required to hold on to securities or currencies that are depreciating in value. This could result in higher transaction costs. The Series will pay transaction costs in connection with the writing of options to close out previously written options. Such transaction costs are normally higher than those applicable to purchases and sales of portfolio securities.

Purchasing Call Options. Certain Series may purchase American or European call options. As the holder of a call option, the Series would have the right to purchase the underlying security or currency at the exercise price at any time during the option period. The Series may enter into closing sale transactions with respect to such options, exercise them or permit them to expire. The Series may purchase call options for the purpose of increasing its current return.

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Call options may also be purchased by a Series for the purpose of acquiring the underlying securities or currencies for its portfolio. Utilized in this fashion, the purchase of call options enables the Series to acquire the securities or currencies at the exercise price of the call option plus the premium paid. At times the net cost of acquiring securities or currencies in this manner may be less than the cost of acquiring the securities or currencies directly. This technique may also be useful to a Series in purchasing a large block of securities or currencies that would be more difficult to acquire by direct market purchases. So long as it holds such a call option rather than the underlying security or currency itself, the Series is partially protected from any unexpected decline in the market price of the underlying security or currency and in such event could allow the call option to expire, incurring a loss only to the extent of the premium paid for the option.

The Series may also purchase call options on underlying securities or currencies it owns in order to protect unrealized gains on call options previously written by it. Call options may also be purchased at times to avoid realizing losses that would result in a reduction of a Series’ current return. For example, where the Series has written a call option on an underlying security or currency having a current market value below the price at which such security or currency was purchased by the Series, an increase in the market price could result in the exercise of the call option written by the Series and the realization of a loss on the underlying security or currency with the same exercise price and expiration date as the option previously written.

Purchasing Put Options. Certain Series may purchase American or European style put options. As the holder of a put option, the Series would have the right to sell the underlying security or currency at the exercise price at any time during the option period. The Series may enter into closing sale transactions with respect to such options, exercise them or permit them to expire.

A Series may purchase a put option on an underlying security or currency (a “protective put”) owned by the Series as a defensive technique in order to protect against an anticipated decline in the value of the security or currency. Such hedge protection is provided only during the life of the put option when the Series, as the holder of the put option, is able to sell the underlying security or currency at the put exercise price regardless of any decline in the underlying security’s market price or currency’s exchange value. The premium paid for the put option and any transaction costs would reduce any capital gain otherwise available for distribution when the security or currency is eventually sold.

A Series may purchase put options at a time when the Series does not own the underlying security or currency. By purchasing put options on a security or currency it does not own, the Series seeks to benefit from a decline in the market price of the underlying security or currency. If the put option is not sold when it has remaining value, and if the market price of the underlying security or currency remains equal to or greater than the exercise price during the life of the put option, the Series will lose its entire investment in the put option. In order for the purchase of a put option to be profitable, the market price of the underlying security or currency must decline sufficiently below the exercise price to cover the premium and transaction costs, unless the put option is sold in a closing sale transaction.

The premium paid by the Series when purchasing a put option will be recorded as an asset in the Series’ statement of assets and liabilities. This asset will be adjusted daily to the option’s current market value, which will be the latest sale price at the time at which the net asset value per share of the Series is computed (at the close of regular trading on the NYSE), or, in the absence of such sale, the latest bid price. The asset will be extinguished upon expiration of the option, the writing of an identical option in a closing transaction, or the delivery of the underlying security or currency upon the exercise of the option.

Dealer Options. Certain Series may engage in transactions involving dealer options. Certain risks are specific to dealer options. While the Series would look to a clearing corporation to exercise exchange-traded options, if the Series were to purchase a dealer option, it would rely on the dealer from whom it purchased the option to perform if the option were exercised. Exchange-traded options generally have a continuous liquid market while dealer options have none. Consequently, the Series will generally be able to realize the value of a dealer option it has purchased only by exercising it or reselling it to the dealer who issued it. Similarly, when the Series writes a dealer option, it generally will be able to close out the option prior to its expiration only by entering into a closing purchase transaction with the dealer to which the Series originally wrote the option. While the Series will seek to enter into dealer options only with dealers who will agree to and which are expected to be capable of entering into closing transactions with the Series, there can be no assurance that the Series will be able to liquidate a dealer option at a favorable price at any time prior to expiration. Failure by the dealer to do so would result in the loss of the premium paid by the Series as well as loss of the expected benefit of the transaction. Until the Series, as a covered dealer call option writer, is

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able to effect a closing purchase transaction, it will be required to segregate cash or liquid securities used as cover until the option expires or is exercised. In the event of insolvency of the contra party, the Series may be unable to liquidate a dealer option. With respect to options written by the Series, the inability to enter into a closing transaction may result in material losses to the Series. For example, since the Series must maintain a secured position with respect to any call option on a security it writes, the Series may not sell the assets which it has segregated to secure the position while it is obligated under the option (unless the securities are replaced with similar assets). This requirement may impair the Series’ ability to sell portfolio securities at a time when such sale might be advantageous.

The Staff of the SEC has taken the position that purchased dealer options and the assets used to secure the written dealer options are illiquid securities. The Series may treat the cover used for written OTC options as liquid if the dealer agrees that the Series may repurchase the OTC option it has written for a maximum price to be calculated by a predetermined formula. In such cases, the OTC option would be considered illiquid only to the extent the maximum repurchase price under the formula exceeds the intrinsic value of the option. To this extent, the Series will treat dealer options as subject to the Series’ limitation on illiquid securities. If the SEC changes its position on the liquidity of dealer options, the Series will change its treatment of such instruments accordingly.

Certain Risk Factors in Writing Call Options and in Purchasing Call and Put Options. During the option period, a Series, as writer of a call option has, in return for the premium received on the option, given up the opportunity for capital appreciation above the exercise price should the market price of the underlying security increase, but has retained the risk of loss should the price of the underlying security decline. The writer has no control over the time when it may be required to fulfill its obligation as a writer of the option. The risk of purchasing a call or put option is that the Series may lose the premium it paid plus transaction costs. If the Series does not exercise the option and is unable to close out the position prior to expiration of the option, it will lose its entire investment.

An option position may be closed out only on an exchange which provides a secondary market. There can be no assurance that a liquid secondary market will exist for a particular option at a particular time and that the Series can close out its position by effecting a closing transaction. If the Series is unable to effect a closing purchase transaction, it cannot sell the underlying security until the option expires or the option is exercised. Accordingly, the Series may not be able to sell the underlying security at a time when it might otherwise be advantageous to do so. Possible reasons for the absence of a liquid secondary market include the following: (i) insufficient trading interest in certain options; (ii) restrictions on transactions imposed by an exchange; (iii) trading halts, suspensions or other restrictions imposed with respect to particular classes or series of options or underlying securities; (iv) inadequacy of the facilities of an exchange or the clearing corporation to handle trading volume; and (v) a decision by one or more exchanges to discontinue the trading of options or impose restrictions on orders. In addition, the hours of trading for options may not conform to the hours during which the underlying securities are traded. To the extent that the options markets close before the markets for the underlying securities, significant price and rate movements can take place in the underlying markets that cannot be reflected in the options markets. The purchase of options is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary Series securities transactions.

Each exchange has established limitations governing the maximum number of call options, whether or not covered, which may be written by a single investor acting alone or in concert with others (regardless of whether such options are written on the same or different exchanges or are held or written on one or more accounts or through one or more brokers). An exchange may order the liquidation of positions found to be in violation of these limits, and it may impose other sanctions or restrictions.

Options on Stock Indices. Options on stock indices are similar to options on specific securities except that, rather than the right to take or make delivery of the specific security at a specific price, an option on a stock index gives the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of that stock index is greater than, in the case of a call, or less than, in the case of a put, the exercise price of the option. This amount of cash is equal to such difference between the closing price of the index and the exercise price of the option expressed in dollars multiplied by a specified multiple. The writer of the option is obligated, in return for the premium received, to make delivery of this amount. Unlike options on specific securities, all settlements of options on stock indices are in cash, and gain or loss depends on general movements in the stocks included in the index rather than price movements in particular stocks. A stock index futures contract is an agreement in which one party agrees to deliver to the other an amount of cash equal to a specific amount multiplied by the difference between the value of a specific stock index at the close of the last trading day of the contract and the price at which the agreement is made. No physical delivery of securities is made.

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Risk Factors in Options on Indices. Because the value of an index option depends upon the movements in the level of the index rather than upon movements in the price of a particular security, whether the Series will realize a gain or a loss on the purchase or sale of an option on an index depends upon the movements in the level of prices in the market generally or in an industry or market segment rather than upon movements in the price of the individual security. Accordingly, successful use of positions will depend upon the ability of the Investment Manager or relevant sub-adviser to predict correctly movements in the direction of the market generally or in the direction of a particular industry. This requires different skills and techniques than predicting changes in the prices of individual securities.

Index prices may be distorted if trading of securities included in the index is interrupted. Trading in index options also may be interrupted in certain circumstances, such as if trading were halted in a substantial number of securities in the index. If this occurred, a Series would not be able to close out options which it had written or purchased and, if restrictions on exercise were imposed, might be unable to exercise an option it purchased, which would result in substantial losses.

Price movements in Series’ securities will not correlate perfectly with movements in the level of the index, and therefore, a Series bears the risk that the price of the securities may not increase as much as the level of the index. In this event, the Series would bear a loss on the call which would not be completely offset by movements in the prices of the securities. It is also possible that the index may rise when the value of the Series’ securities does not. If this occurred, a Series would experience a loss on the call which would not be offset by an increase in the value of its securities and might also experience a loss in the market value of its securities.

Unless a Series has other liquid assets which are sufficient to satisfy the exercise of a call on the index, the Series will be required to liquidate securities in order to satisfy the exercise.

When a Series has written a call on an index, there is also the risk that the market may decline between the time the Series has the call exercised against it, at a price which is fixed as of the closing level of the index on the date of exercise, and the time the Series is able to sell securities. As with options on securities, the Investment Manager or relevant sub-adviser will not learn that a call has been exercised until the day following the exercise date, but, unlike a call on securities where the Series would be able to deliver the underlying security in settlement, the Series may have to sell part of its securities in order to make settlement in cash, and the price of such securities might decline before they could be sold.

If a Series exercises a put option on an index which it has purchased before final determination of the closing index value for the day, it runs the risk that the level of the underlying index may change before closing. If this change causes the exercised option to fall “out-of-the-money” the Series will be required to pay the difference between the closing index value and the exercise price of the option (multiplied by the applicable multiplier) to the assigned writer. Although the Series may be able to minimize this risk by withholding exercise instructions until just before the daily cutoff time or by selling rather than exercising an option when the index level is close to the exercise price, it may not be possible to eliminate this risk entirely because the cutoff time for index options may be earlier than those fixed for other types of options and may occur before definitive closing index values are announced.

Trading in Futures — Certain Series may enter into financial futures contracts, including stock and bond index, interest rate and currency futures (“futures or futures contracts”). A futures contract provides for the future sale by one party and purchase by another party of a specified amount of a specific financial instrument (e.g., units of a stock index) for a specified price, date, time and place designated at the time the contract is made. Brokerage fees are incurred when a futures contract is bought or sold and margin deposits must be maintained. Entering into a contract to buy is commonly referred to as buying or purchasing a contract or holding a long position. Entering into a contract to sell is commonly referred to as selling a contract or holding a short position.

Unlike when the Series purchases or sells a security, no price would be paid or received by the Series upon the purchase or sale of a futures contract. Upon entering into a futures contract, and to maintain the Series’ open positions in futures contracts, the Series would be required to deposit with its custodian in a segregated account in the name of the futures broker an amount of cash or liquid securities, known as “initial margin.” In some cases the initial margin may be held by the futures broker rather than with the Series’ custodian. The margin required for a particular futures contract is set by the exchange on which the contract is traded and may be significantly modified from time to time by the exchange during the term of the contract. Futures contracts are customarily purchased and sold on margins that may range upward from less than 5% of the value of the contract being traded.

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Margin is the amount of funds that must be deposited by the Series with its custodian in a segregated account in the name of the futures commission merchant, (or, in some cases, may be held on deposit directly with the futures commission merchant), in order to initiate futures trading and to maintain the Series’ open position in futures contracts. A margin deposit is intended to ensure the Series’ performance of the futures contract. The margin required for a particular futures contract is set by the exchange on which the futures contract is traded and may be significantly modified from time to time by the exchange during the term of the futures contract.

If the price of an open futures contract changes (by increase in the case of a sale or by decrease in the case of a purchase) so that the loss on the futures contract reaches a point at which the margin on deposit does not satisfy margin requirements, the broker will require an increase in the margin. However, if the value of a position increases because of favorable price changes in the futures contract so that the margin deposit exceeds the required margin, the broker will pay the excess to the Series.

These subsequent payments, called “variation margin,” to and from the futures broker, are made on a daily basis as the price of the underlying assets fluctuate making the long and short positions in the futures contract more or less valuable, a process known as “marking to the market.” The Series expects to earn interest income on its margin deposits. Although certain futures contracts, by their terms, require actual future delivery of and payment for the underlying instruments, in practice most futures contracts are usually closed out before the delivery date. Closing out an open futures contract purchase or sale is effected by entering into an offsetting futures contract purchase or sale, respectively, for the same aggregate amount of the identical securities and the same delivery date. If the offsetting purchase price is less than the original sale price, the Series realizes a gain; if it is more, the Series realizes a loss. Conversely, if the offsetting sale price is more than the original purchase price, the Series realizes a gain; if it is less, the Series realizes a loss. The transaction costs must also be included in these calculations. There can be no assurance, however, that the Series will be able to enter into an offsetting transaction with respect to a particular futures contract at a particular time. If the Series is not able to enter into an offsetting transaction, the Series will continue to be required to maintain the margin deposits on the futures contract.

For example, the Standard & Poor’s 500 Stock Index is composed of 500 selected common stocks, most of which are listed on the NYSE. The S&P 500 Index assigns relative weightings to the common stocks included in the Index, and the Index fluctuates with changes in the market values of those common stocks. In the case of the S&P 500 Index, contracts are to buy or sell 250 units. Thus, if the value of the S&P 500 Index were $950, one contract would be worth $237,500 (250 units x $950). The stock index futures contract specifies that no delivery of the actual stock making up the index will take place. Instead, settlement in cash occurs. Over the life of the contract, the gain or loss realized by the Fund will equal the difference between the purchase (or sale) price of the contract and the price at which the contract is terminated. For example, if a Series enters into a futures contract to buy 250 units of the S&P 500 Index at a specified future date at a contract price of $950 and the S&P 500 Index is at $954 on that future date, the Series will gain $1,000 (250 units x gain of $4). If a Series enters into a futures contract to sell 250 units of the stock index at a specified future date at a contract price of $950 and the S&P 500 Index is at $952 on that future date, the Series will lose $500 (250 units x loss of $2).

Options on futures are similar to options on underlying instruments except that options on futures give the purchaser the right, in return for the premium paid, to assume a position in a futures contract (a long position if the option is a call and a short position if the option is a put), rather than to purchase or sell the futures contract, at a specified exercise price at any time during the period of the option. Upon exercise of the option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by the delivery of the accumulated balance in the writer’s futures margin account which represents the amount by which the market price of the futures contract, at exercise, exceeds (in the case of a call) or is less than (in the case of a put) the exercise price of the option on the futures contract. Alternatively, settlement may be made totally in cash. Purchasers of options who fail to exercise their options prior to the exercise date suffer a loss of the premium paid.

The writer of an option on a futures contract is required to deposit margin pursuant to requirements similar to those applicable to futures contracts. Upon exercise of an option on a futures contract, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer’s margin account. This amount will be equal to the amount by which the market price of the futures contract at the time of exercise exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option on the futures contract.

Commissions on financial futures contracts and related options transactions may be higher than those which would apply to purchases and sales of securities directly. From time to time, a single order to purchase or sell

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futures contracts (or options thereon) may be made on behalf of the Series and other mutual funds or portfolios of mutual funds for which the Investment Manager or relevant sub-adviser serves as adviser or sub-adviser, respectively. Such aggregated orders would be allocated among the Series and such other mutual funds or series of mutual funds in a fair and non-discriminatory manner.

A public market exists in interest rate futures contracts covering primarily the following financial instruments: U.S. Treasury bonds; U.S. Treasury notes; Government National Mortgage Association (“GNMA”) modified pass-through mortgage-backed securities; three-month U.S. Treasury bills; 90-day commercial paper; bank certificates of deposit; and Eurodollar certificates of deposit. It is expected that futures contracts trading in additional financial instruments will be authorized. The standard contract size is generally $100,000 for futures contracts in U.S. Treasury bonds, U.S. Treasury notes, and GNMA pass through securities and $1,000,000 for the other designated futures contracts. A public market exists in futures contracts covering a number of indexes, including, but not limited to, the Standard & Poor’s 500 Index, the Standard & Poor’s 100 Index, the NASDAQ 100 Index, the Value Line Composite Index and the New York Stock Exchange Composite Index.

Stock index futures contracts may be used to provide a hedge for a portion of the Series’ portfolio, as a cash management tool, or as an efficient way for the Investment Manager or relevant sub-adviser to implement either an increase or decrease in portfolio market exposure in response to changing market conditions. Stock index futures contracts are currently traded with respect to the S&P 500 Index and other broad stock market indices, such as the New York Stock Exchange Composite Stock Index and the Value Line Composite Stock Index. The Series may, however, purchase or sell futures contracts with respect to any stock index. Nevertheless, to hedge the Series’ portfolio successfully, the Series must sell futures contracts with respect to indexes or sub- indexes whose movements will have a significant correlation with movements in the prices of the Series’ securities.

Interest rate or currency futures contracts may be used as a hedge against changes in prevailing levels of interest rates or currency exchange rates in order to establish more definitely the effective return on securities or currencies held or intended to be acquired by the Series. In this regard, the Series could sell interest rate or currency futures as an offset against the effect of expected increases in interest rates or currency exchange rates and purchase such futures as an offset against the effect of expected declines in interest rates or currency exchange rates.

The Series may enter into futures contracts which are traded on national or foreign futures exchanges and are standardized as to maturity date and underlying financial instrument. The principal financial futures exchanges in the United States are the Board of Trade of the City of Chicago, the Chicago Mercantile Exchange, the New York Futures Exchange, and the Kansas City Board of Trade. Futures exchanges and trading in the United States are regulated under the Commodity Exchange Act by the Commodity Futures Trading Commission (“CFTC”). Futures are traded in London at the London International Financial Futures Exchange, in Paris at the MATIF and in Tokyo at the Tokyo Stock Exchange. Although techniques other than the sale and purchase of futures contracts could be used for the above-referenced purposes, futures contracts offer an effective and relatively low cost means of implementing the Series’ objectives in these areas.

Certain Risks Relating to Futures Contracts and Related Options. There are special risks involved in futures transactions.

Volatility and Leverage. The prices of futures contracts are volatile and are influenced, among other things, by actual and anticipated changes in the market and interest rates, which in turn are affected by fiscal and monetary policies and national and international policies and economic events.

Most futures exchanges limit the amount of fluctuation permitted in futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day’s settlement price at the end of a trading session. Once the daily limit has been reached in a particular type of futures contract, no trades may be made on that day at a price beyond that limit. The daily limit governs only price movement during a particular trading day and therefore does not limit potential losses, because the limit may prevent the liquidation of unfavorable positions. Futures contract prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and subjecting some futures traders to substantial losses.

Because of the low margin deposits required, futures trading involves an extremely high degree of leverage (although the Series’ use of futures will not result in leverage, as is more fully described below). As a result, a relatively small price movement in a futures contract may result in immediate and substantial loss, as well as gain, to the investor. For example, if at the time of purchase, 10% of the value of the futures contract is deposited as margin, a subsequent 10% decrease in the value of the futures contract would result in a total loss of the margin

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deposit, before any deduction for the transaction costs, if the account were then closed out. A 15% decrease would result in a loss equal to 150% of the original margin deposit, if the contract were closed out. Thus, a purchase or sale of a futures contract may result in losses in excess of the amount invested in the futures contract. However, the Series would presumably have sustained comparable losses if, instead of the futures contract, it had invested in the underlying financial instrument and sold it after the decline. Furthermore, in the case of a futures contract purchase, in order to be certain that the Series has sufficient assets to satisfy its obligations under a futures contract, the Series earmarks to the futures contract cash or liquid securities equal in value to the current value of the underlying instrument less the margin deposit.

Liquidity. The Series may elect to close some or all of its futures positions at any time prior to their expiration. The Series would do so to reduce exposure represented by long futures positions or increase exposure represented by short futures positions. The Series may close its positions by taking opposite positions which would operate to terminate the Series’ position in the futures contracts. Final determinations of variation margin would then be made, additional cash would be required to be paid by or released to the Series, and the Series would realize a loss or a gain.

Futures contracts may be closed out only on the exchange or board of trade where the contracts were initially traded. Although the Series intends to purchase or sell futures contracts only on exchanges or boards of trade where there appears to be an active market, there is no assurance that a liquid market on an exchange or board of trade will exist for any particular contract at any particular time. In such event, it might not be possible to close a futures contract, and in the event of adverse price movements, the Series would continue to be required to make daily cash payments of variation margin. However, in the event futures contracts have been used to hedge the underlying instruments, the Series would continue to hold the underlying instruments subject to the hedge until the futures contracts could be terminated. In such circumstances, an increase in the price of the underlying instruments, if any, might partially or completely offset losses on the futures contract. However, as described below, there is no guarantee that the price of the underlying instruments will, in fact, correlate with the price movements in the futures contract and thus provide an offset to losses on a futures contract.

Hedging Risk. A decision of whether, when, and how to hedge involves skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of unexpected market behavior, market or interest rate trends. There are several risks in connection with the use by the Series of futures contracts as a hedging device. One risk arises because of the imperfect correlation between movements in the prices of the futures contracts and movements in the prices of the underlying instruments which are the subject of the hedge. The Investment Manager or relevant sub-adviser will, however, attempt to reduce this risk by entering into futures contracts whose movements, in its, judgment, will have a significant correlation with movements in the prices of the Series’ underlying instruments sought to be hedged.

Successful use of futures contracts by the Series for hedging purposes is also subject to the Investment Manager or relevant sub-adviser’s ability to correctly predict movements in the direction of the market. It is possible that, when the Series has sold futures to hedge its portfolio against a decline in the market, the index, indices, or underlying instruments on which the futures are written might advance and the value of the underlying instruments held in the Series’ portfolio might decline. If this were to occur, the Series would lose money on the futures and would also experience a decline in value in its underlying instruments. However, while this might occur to a certain degree, the Investment Manager believes that over time the value of the Series’ portfolio will tend to move in the same direction as the market indices used to hedge the portfolio. It is also possible that if the Series were to hedge against the possibility of a decline in the market (adversely affecting the underlying instruments held in its portfolio) and prices instead increased, the Series would lose part or all of the benefit of increased value of those underlying instruments that it had hedged, because it would have offsetting losses in its futures positions. In addition, in such situations, if the Series had insufficient cash, it might have to sell underlying instruments to meet daily variation margin requirements. Such sales of underlying instruments might be, but would not necessarily be, at increased prices (which would reflect the rising market). The Series might have to sell underlying instruments at a time when it would be disadvantageous to do so.

In addition to the possibility that there might be an imperfect correlation, or no correlation at all, between price movements in the futures contracts and the portion of the portfolio being hedged, the price movements of futures contracts might not correlate perfectly with price movements in the underlying instruments due to certain market distortions. First, all participants in the futures market are subject to margin deposit and maintenance requirements. Rather than meeting additional margin deposit requirements, investors might close futures contracts through

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offsetting transactions which could distort the normal relationship between the underlying instruments and futures markets. Second, the margin requirements in the futures market are less onerous than margin requirements in the securities markets, and as a result the futures market might attract more speculators than the securities markets do. Increased participation by speculators in the futures market might also cause temporary price distortions. Due to the possibility of price distortion in the futures market and also because of the imperfect correlation between price movements in the underlying instruments and movements in the prices of futures contracts, even a correct forecast of general market trends by the Investment Manager or relevant sub-adviser might not result in a successful hedging transaction over a very short time period.

Certain Risks of Options on Futures Contracts. The Series may seek to close out an option position by writing or buying an offsetting option covering the same index, underlying instruments, or contract and having the same exercise price and expiration date. The ability to establish and close out positions on such options will be subject to the maintenance of a liquid secondary market. Reasons for the absence of a liquid secondary market on an exchange include the following: (1) there may be insufficient trading interest in certain options; (2) restrictions may be imposed by an exchange on opening transactions or closing transactions or both; (3) trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options, or underlying instruments; (4) unusual or unforeseen circumstances may interrupt normal operations on an exchange; (5) the facilities of an exchange or a clearing corporation may not at all times be adequate to handle current trading volume; or (6) one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options), in which event the secondary market on that exchange (or in the class or series of options) would cease to exist, although outstanding options on the exchange that had been issued by a clearing corporation as a result of trades on that exchange would continue to be exercisable in accordance with their terms. There is no assurance that higher than anticipated trading activity or other unforeseen events might not, at times, render certain of the facilities of any of the clearing corporations inadequate, and thereby result in the institution by an exchange of special procedures which may interfere with the timely execution of customers’ orders.

Regulatory Limitations. The Series will engage in transactions in futures contracts and options thereon only for bona fide hedging, yield enhancement and risk management purposes. The Series intend to conduct their operations in compliance with CFTC Rule 4.5 under the Commodity Exchange Act in order to avoid regulation by the CFTC as a commodity pool. An exclusion from the definition of a commodity pool operator has been claimed. However, investors should note that the CFTC has adopted certain rules that significantly affect the exemptions available to a Series. These rules are not yet effective and their scope of application is still uncertain. As of the date of this Statement of Additional Information, there is no certainty that a Series, its Investment Manager and other parties will be able to rely on these exemptions in the future. Additional CFTC regulation (or a choice to no longer use strategies that trigger additional regulation) may cause a fund to change its investment strategies or to incur additional expenses.

The Series’ use of futures contracts will not result in leverage. To the extent necessary to comply with applicable regulations, in instances involving the purchase of futures contracts or call options thereon or the writing of put options thereon by the Series, an amount of cash or liquid securities, equal to the market value of the futures contracts and options thereon (less any related margin deposits), will be identified in an account on the books of the Series or with the Series’ custodian to cover the position, or alternative cover will be employed.

In addition, CFTC regulations may impose limitations on the Series’ ability to engage in certain yield enhancement and risk management strategies or other strategies. If the CFTC or other regulatory authorities adopt different (including less stringent) or additional restrictions, the Series would comply with such new restrictions.

Foreign Futures and Options. Participation in foreign futures and foreign options transactions involves the execution and clearing of trades on or subject to the rules of a foreign board of trade. Neither the National Futures Association nor any domestic exchange regulates activities of any foreign boards of trade, including the execution, delivery and clearing of transactions, or has the power to compel enforcement of the rules of a foreign board of trade or any applicable foreign law. This is true even if the exchange is formally linked to a domestic market so that a position taken on the market may be liquidated by a transaction on another market. Moreover, such laws or regulations will vary depending on the foreign country in which the foreign futures or foreign options transaction occurs. For these reasons, customers who trade foreign futures or foreign options contracts may not be afforded certain of the protective measures provided by the Commodity Exchange Act, the CFTC’s regulations and the rules of the National Futures Association and any domestic exchange, including the right to use reparations proceedings

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before the Commission and arbitration proceedings provided by the National Futures Association or any domestic futures exchange. In particular, funds received from the Series for foreign futures or foreign options transactions may not be provided the same protections as funds received in respect of transactions on United States futures exchanges. In addition, the price of any foreign futures or foreign options contract and, therefore, the potential profit and loss thereon may be affected by any variance in the foreign exchange rate between the time an order is placed and the time it is liquidated, offset or exercised.

Forward Currency Contracts and Related Options. A forward foreign currency exchange contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are principally traded in the interbank market conducted directly between currency traders (usually large, commercial banks) and their customers. A forward contract generally has no deposit requirement, and no commissions are charged at any stage for trades.

Depending on the investment policies and restrictions applicable to a Series, a Series will generally enter into forward foreign currency exchange contracts under two circumstances. First, when a Series enters into a contract for the purchase or sale of a security denominated in a foreign currency, it may desire to “lock in” the U.S. dollar price of the security. By entering into a forward contract for the purchase or sale, for a fixed amount of dollars, of the amount of foreign currency involved in the underlying security transactions, the Series will be able to protect itself against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and the subject foreign currency during the period between the date the security is purchased or sold and the date on which payment is made or received.

Second, when the Investment Manager or relevant sub-adviser believes that the currency of a particular foreign country may suffer or enjoy a substantial movement against another currency, including the U.S. dollar, it may enter into a forward contract to sell or buy the amount of the former foreign currency, approximating the value of some or all of the Series’ portfolio securities denominated in such foreign currency. Alternatively, where appropriate, the Series may hedge all or part of its foreign currency exposure through the use of a basket of currencies or a proxy currency where such currencies or currency act as an effective proxy for other currencies. In such a case, the Series may enter into a forward contract where the amount of the foreign currency to be sold exceeds the value of the securities denominated in such currency. The use of this basket hedging technique may be more efficient and economical than entering into separate forward contracts for each currency held in the Series. The precise matching of the forward contract amounts and the value of the securities involved will not generally be possible since the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date the forward contract is entered into and the date it matures. The projection of short-term currency market movement is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain.

The Series will also not enter into such forward contracts or maintain a net exposure to such contracts where the consummation of the contracts would obligate the Series to deliver an amount of foreign currency in excess of the value of the Series’ portfolio securities or other assets denominated in that currency. The Series, however, in order to avoid excess transactions and transaction costs, may maintain a net exposure to forward contracts in excess of the value of the Series’ portfolio securities or other assets to which the forward contracts relate (including accrued interest to the maturity of the forward contract on such securities) provided the excess amount is “covered” by liquid securities, denominated in any currency, at least equal at all times to the amount of such excess. For these purposes “the securities or other assets to which the forward contracts relate may be securities or assets denominated in a single currency, or where proxy forwards are used, securities denominated in more than one currency. Under normal circumstances, consideration of the prospect for currency parities will be incorporated into the longer term investment decisions made with regard to overall diversification strategies. However, the Investment Manager and relevant sub-advisers believe that it is important to have the flexibility to enter into such forward contracts when it determines that the best interests of the Series will be served.

At the maturity of a forward contract, the Series may either sell the portfolio security and make delivery of the foreign currency, or it may retain the security and terminate its contractual obligation to deliver the foreign currency by purchasing an “offsetting” contract obligating it to purchase, on the same maturity date, the same amount of the foreign currency.

As indicated above, it is impossible to forecast with absolute precision the market value of portfolio securities at the expiration of the forward contract. Accordingly, it may be necessary for a Series to purchase additional foreign

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currency on the spot market (and bear the expense of such purchase) if the market value of the security is less than the amount of foreign currency the Series is obligated to deliver and if a decision is made to sell the security and make delivery of the foreign currency. Conversely, it may be necessary to sell on the spot market some of the foreign currency received upon the sale of the portfolio security if its market value exceeds the amount of foreign currency the Series is obligated to deliver. However, as noted, in order to avoid excessive transactions and transaction costs, the Series may use liquid securities, denominated in any currency, to cover the amount by which the value of a forward contract exceeds the value of the securities to which it relates.

If the Series retains the portfolio security and engages in an offsetting transaction, the Series will incur a gain or a loss (as described below) to the extent that there has been movement in forward contract prices. If the Series engages in an offsetting transaction, it may subsequently enter into a new forward contract to sell the foreign currency. Should forward prices decline during the period between the Series entering into a forward contract for the sale of a foreign currency and the date it enters into an offsetting contract for the purchase of the foreign currency, the Series will realize a gain to the extent the price of the currency it has agreed to sell exceeds the price of the currency it has agreed to purchase. Should forward prices increase, the Series will suffer a loss to the extent the price of the currency it has agreed to purchase exceeds the price of the currency it has agreed to sell.

The Series’ dealing in forward foreign currency exchange contracts will generally be limited to the transactions described above. However, the Series reserve the right to enter into forward foreign currency contracts for different purposes and under different circumstances. Of course, the Series are not required to enter into forward contracts with regard to their foreign currency-denominated securities and will not do so unless deemed appropriate by the Investment Manager or relevant sub-adviser. It also should be realized that this method of hedging against a decline in the value of a currency does not eliminate fluctuations in the underlying prices of the securities. It simply establishes a rate of exchange at a future date. Additionally, although such contracts tend to minimize the risk of loss due to a decline in the value of the hedged currency, at the same time, they tend to limit any potential gain which might result from an increase in the value of that currency.

Although the Series value their assets daily in terms of U.S. dollars, they do not intend to convert their holdings of foreign currencies into U.S. dollars on a daily basis. They will do so from time to time, and investors should be aware of the costs of currency conversion. Although foreign exchange dealers do not charge a fee for conversion, they do realize a profit based on the difference (the “spread”) between the prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to a Series at one rate, while offering a lesser rate of exchange should the Series desire to resell that currency to the dealer.

Purchase and Sale of Currency Futures Contracts and Related Options. As noted above, a currency futures contract sale creates an obligation by a Series, as seller, to deliver the amount of currency called for in the contract at a specified future time for a specified price. A currency futures contract purchase creates an obligation by a Series, as purchaser, to take delivery of an amount of currency at a specified future time at a specified price. Although the terms of currency futures contracts specify actual delivery or receipt, in most instances the contracts are closed out before the settlement date without the making or taking of delivery of the currency. Closing out of a currency futures contract is effected by entering into an offsetting purchase or sale transaction. Unlike a currency futures contract, which requires the parties to buy and sell currency on a set date, an option on a currency futures contract entitles its holder to decide on or before a future date whether to enter into such a contract. If the holder decides not to enter into the contract, the premium paid for the option is fixed at the point of sale.

Short Sales — The Series may make short sales “against the box,” in which a Series enters into a short sale of a security it owns. At no time will more than 15% of the value of a Series’ net assets be in deposits on short sales against the box. If a Series makes a short sale, the Series does not immediately deliver from its own account the securities sold and does not receive the proceeds from the sale. To complete the sale, the Series must borrow the security (generally from the broker through which the short sale is made) in order to make delivery to the buyer. The Series must replace the security borrowed by purchasing it at the market price at the time of replacement or delivering the security from its own portfolio. The Series is said to have a “short position” in securities sold until it delivers them to the broker at which time it receives the proceeds of the sale.

Short sales by a Series that are not made “against the box” create opportunities to increase the Series’ return but, at the same time, involve specific risk considerations and may be considered a speculative technique. Since the Series in effect profits from a decline in the price of the securities sold short without the need to invest the full purchase price of the securities on the date of the short sale, the Series’ NAV per share tends to increase more

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when the securities it has sold short decrease in value and to decrease more when the securities it has sold short increase in value than would otherwise be the case if it had not engaged in such short sales. The amount of any gain will be decreased, and the amount of any loss increased, by the amount of any premium, dividends or interest the Series may be required to pay in connection with the short sale. Short sales theoretically involve unlimited loss potential, as the market price of securities sold short may continually increase, although a Series may mitigate such losses by replacing the securities sold short before the market price has increased significantly. Under adverse market conditions the Series might have difficulty purchasing securities to meet its short sale delivery obligations and might have to sell portfolio securities to raise the capital necessary to meet its short sale obligations at a time when fundamental investment considerations would not favor such sales.

A Series’ decision to make a short sale “against the box” may be a technique to hedge against market risks when the Investment Manager or relevant sub-adviser believes that the price of a security may decline, causing a decline in the value of a security owned by the Series or a security convertible into or exchangeable for such security. In such case, any future losses in the Series’ long position would be reduced by a gain in the short position. The extent to which such gains or losses in the long position are reduced will depend upon the amount of securities sold short relative to the amount of the securities the Series owns, either directly or indirectly, and, in the case where the Series owns convertible securities, changes in the investment values or conversion premiums of such securities. The Series can close out its short position by purchasing and delivering an equal amount of the securities sold short, rather than by delivering securities already held by the Series, because the Series might want to continue to receive interest and dividend payments on securities in its portfolio that are convertible into the securities sold short.

In the view of the Commission, a short sale involves the creation of a “senior security” as such term is defined in the 1940 Act, unless the sale is “against the box” and the securities sold short (or securities convertible into or exchangeable for such securities) are segregated, or unless the Series’ obligation to deliver the securities sold short is “covered” by segregating with the Custodian cash, U.S. government securities or other liquid assets in an amount equal to the difference between the market value of the securities sold short and any collateral required to be deposited with a broker in connection with the sale (not including the proceeds from the short sale), which difference is adjusted daily for changes in the value of the securities sold short. The total value of the short sale proceeds, cash, U.S. government securities or other liquid assets deposited with the broker and segregated with the Custodian may not at any time be less than the market value of the securities sold short. Each Series will comply with these requirements.

Swaps, Caps, Floors and Collars — Certain Series may enter into interest rate, securities index, commodity, or security and currency exchange rate swap agreements for any lawful purpose consistent with the Series’ investment objective, such as for the purpose of attempting to obtain or preserve a particular desired return or spread at a lower cost to the Series than if the Series had invested directly in an instrument that yielded that desired return or spread. The Series also may enter into swaps in order to protect against an increase in the price of, or the currency exchange rate applicable to, securities that the Series anticipates purchasing at a later date. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to several years. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties are calculated with respect to a “notional amount,” i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a “basket” of securities representing a particular index. Swap agreements may include interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”; interest rate floors under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified level, or “floor”; and interest rate collars, under which a party sells a cap and purchases a floor, or vice versa, in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels.

The “notional amount” of the swap agreement is the agreed upon basis for calculating the obligations that the parties to a swap agreement have agreed to exchange. Under most swap agreements entered into by the Series, the obligations of the parties would be exchanged on a “net basis.” Consequently, the Series’ obligation (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative value of the positions held by each party to the agreement (the “net amount”). The Series’

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obligation under a swap agreement will be accrued daily (offset against amounts owed to the Series) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by the maintenance of a segregated account consisting of cash or liquid securities.

Whether a Series’ use of swap agreements will be successful in furthering its investment objective will depend, in part, on the Investment Manager or relevant sub-adviser’s ability to predict correctly whether certain types of investments are likely to produce greater returns than other investments. Swap agreements may be considered to be illiquid. Moreover, the Series bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. Certain restrictions imposed on the Series by the Internal Revenue Code may limit a Series’ ability to use swap agreements. The swaps market is largely unregulated.

The Series will enter swap agreements only with counterparties that the Investment Manager or relevant sub-adviser reasonably believes are capable of performing under the swap agreements. If there is a default by the other party to such a transaction, the Series will have to rely on its contractual remedies (which may be limited by bankruptcy, insolvency or similar laws) pursuant to the agreements related to the transaction. Series E and P will not enter into any swap, cap, floor, collar or other derivative transaction unless, at the time of entering into the transaction, the unsecured long-term debt rating of the counterparty, combined with any credit enhancements, is rated at least A by Moody’s or S&P or has an equivalent rating from a nationally recognized statistical rating organization or is determined to be of equivalent credit quality by the Investment Manager.

Spread Transactions — Certain Series may purchase covered spread options from securities dealers. Such covered spread options are not presently exchange-listed or exchange-traded. The purchase of a spread option gives the Series the right to put, or sell, a security that it owns at a fixed dollar spread or fixed yield spread in relationship to another security that the Series does not own, but which is used as a benchmark. The risk to the Series in purchasing covered spread options is the cost of the premium paid for the spread option and any transaction costs. In addition, there is no assurance that closing transactions will be available. The purchase of spread options will be used to protect the Series against adverse changes in prevailing credit quality spreads, i.e., the yield spread between high quality and lower quality securities. Such protection is only provided during the life of the spread option.

Credit Derivative Transactions — Certain Series (including, without limitation, Series E and Series P) may engage in credit derivative transactions. Default risk derivatives are linked to the price of reference securities or loans after a default by the issuer or borrower, respectively. Market spread derivatives are based on the risk that changes in market factors, such as credit spreads, can cause a decline in the value of a security, loan or index. There are three basic transactional forms for credit derivatives: swaps, options and structured instruments. The use of credit derivatives is a highly specialized activity which involves strategies and risks different from those associated with ordinary portfolio security transactions.

A Series may invest in credit default swap transactions and credit-linked notes (described below) for hedging and investment purposes. The “buyer” in a credit default swap contract is obligated to pay the “seller” a periodic stream of payments over the term of the contract provided that no event of default on an underlying reference obligation has occurred. If an event of default occurs, the seller must pay the buyer the full notional value, or “par value,” of the reference obligation. Credit default swap transactions are either “physical delivery” settled or “cash” settled. Physical delivery entails the actual delivery of the reference asset to the seller in exchange for the payment of the full par value of the reference asset. Cash settled entails a net cash payment from the seller to the buyer based on the difference of the par value of the reference asset and the current value of the reference asset that may, after default, have lost some, most, or all of its value.

A Series may be either the buyer or seller in a credit default swap transaction and generally will be a buyer in instances in which the Series actually owns the underlying debt security and seeks to hedge against the risk of default in that debt security. If a Series is a buyer and no event of default occurs, the Series will have made a series of periodic payments (in an amount more or less than the value of the cash flows received on the underlying debt security) and recover nothing of monetary value. However, if an event of default occurs, the Series (if the buyer) will receive the full notional value of the reference obligation either through a cash payment in exchange for such asset or a cash payment in addition to owning the reference asset. A Series generally will be a seller when it seeks to take the credit risk of a particular debt security and, as a seller, the Series receives a fixed rate of income throughout the term of the contract, which typically is between six months and ten years, provided that there is no event of default.

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With respect to credit default swaps of which it is the seller, a Series may have to segregate liquid assets and mark the same to market on a daily basis, in an amount necessary to comply with applicable regulatory requirements. If an event of default occurs, the seller must pay the buyer the full notional value of the reference obligation through either physical settlement and/or cash settlement. Credit default swap transactions involve greater risks than if the Series had invested in the reference obligation directly.

When the Series purchases credit default swap contracts in order to hedge against the risk of default of debt securities it holds, it is subject to the risk that the swap may expire worthless and would generate income only in the event of an actual default by the issuer of the underlying obligation (as opposed to a credit downgrade or other indication of financial instability). It also involves credit risk—that the seller may fail to satisfy its payment obligations to the Series in the event of a default.

A Series may invest in credit-linked notes. Credit-linked notes are securities that are collateralized by one or more credit default swaps on corporate credits. The difference between a credit default swap and a credit-linked note is that the buyer of a credit-linked note receives the principal payment from the seller at the time the contract is originated. Through the purchase of a credit-linked note, the buyer assumes the risk of the reference asset and funds this exposure through the purchase of the note. The buyer takes on the exposure to the seller to the full amount of the funding it has provided. The seller has hedged its risk on the reference asset without acquiring any additional credit exposure. The Series has the right to receive periodic interest payments from the issuer of the credit-linked note at an agreed-upon interest rate and a return of principal at the maturity date.

Credit-linked notes are subject to the credit risk of the corporate credits underlying the credit default swaps. If one of the underlying corporate credits defaults, the Series may receive the security that has defaulted, and the Series’ principal investment would be reduced by the difference between the original face value of the reference security and the current value of the defaulted security. Credit-linked notes are typically privately negotiated transactions between two or more parties. The Series bears the risk that the issuer of the credit-linked note will default or become bankrupt. The Series bears the risk of loss of its principal investment and the periodic interest payments expected to be received for the duration of its investment in the credit-linked note. Credit default swaps and credit-linked notes may be illiquid. The Series will invest in such instruments consistent with applicable liquidity requirements.

Derivatives Regulatory Risk — The laws and regulations that apply to derivatives (e.g., swaps, futures, etc.) and persons who use them (including the Series, the Investment Manager and others) are rapidly changing in the U.S. and abroad. As a result, restrictions and additional regulations may be imposed on these parties, trading restrictions may be adopted and additional trading costs are possible. The impact of these changes on any of the Series and their investment strategies is not yet ascertainable.

Hybrid Instruments — Hybrid Instruments combine the elements of futures contracts or options with those of debt, preferred equity or a depositary instrument (“Hybrid Instruments”). Often these Hybrid Instruments are indexed to the price of a commodity or particular currency or a domestic or foreign debt or equity securities index. Hybrid Instruments may take a variety of forms, including, but not limited to, debt instruments with interest or principal payments or redemption terms determined by reference to the value of a currency or commodity at a future point in time, preferred stock with dividend rates determined by reference to the value of a currency, or convertible securities with the conversion terms related to a particular commodity. The risks of investing in Hybrid Instruments reflect a combination of the risks from investing in securities, futures and currencies, including volatility and lack of liquidity. Please refer to the discussion of futures and forward contracts in this Statement of Additional Information for a discussion of these risks. The prices of the Hybrid Instrument and the related commodity or currency may not move in the same direction or at the same time. Hybrid Instruments may bear interest or pay preferred dividends at below market (or even relatively nominal) rates. In addition, because the purchase and sale of Hybrid Instruments could take place in an over-the-counter market or in a private transaction between the Series and the seller of the Hybrid Instrument, the creditworthiness of the contract party to the transaction would be a risk factor which the Series would have to consider. Hybrid Instruments may not be subject to regulation of the CFTC, which generally regulates the trading of commodity futures by U.S. persons, the SEC, which regulates the offer and sale of securities by and to U.S. persons, or any other governmental regulatory authority.

Lending of Portfolio Securities — For the purpose of realizing additional income, certain of the Series may make secured loans of Series’ securities amounting to not more than 33 1/3% of its total assets. Securities loans are made to broker/dealers, institutional investors, or other persons pursuant to agreements requiring that the loans

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be continuously secured by collateral at least equal at all times to the value of the securities loaned, marked to market on a daily basis. The collateral received will consist of cash, U.S. government securities, letters of credit or such other collateral as may be permitted under the Series’ investment program. While the securities are being loaned, the Series will continue to receive the equivalent of the interest or dividends paid by the issuer on the securities, as well as interest on the investment of the collateral or a fee from the borrower, although a portion can be payable to a collateral agent for certain services. When a Series invests collateral, the Series will bear the risk of loss and the risk of loss depends on the nature and type of investment made with the collateral. Costs of underlying securities lending activities are not typically reflected in a Series’ fee and expense ratios. The Series has a right to call each loan and obtain the securities on five business days’ notice or, in connection with securities trading on foreign markets, within such longer period of time which coincides with the normal settlement period for purchases and sales of such securities in such foreign markets. The Series will not have the right to vote securities while they are being loaned, but it will call a loan in anticipation of any important vote. The risks in lending portfolio securities, as with other extensions of secured credit, consist of possible delay in receiving additional collateral or in the recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. Loans will only be made to persons deemed by the Investment Manager or relevant sub-adviser to be of good standing and will not be made unless, in the judgment of the Investment Manager or relevant sub-adviser, the consideration to be earned from such loans would justify the risk.

Leverage — Certain of the Series may use leverage. Leveraging a Series creates an opportunity for increased net income but, at the same time, creates special risk considerations. For example, leveraging may exaggerate changes in the NAV of a Series’ shares and in the yield on a Series’ portfolio. Although the principal of such borrowings will be fixed, a Series’ assets may change in value during the time the borrowing is outstanding. Since any decline in value of a Series’ investments will be borne entirely by the Series’ shareholders (and not by those persons providing the leverage to the Series), the effect of leverage in a declining market would be a greater decrease in NAV than if the Series were not so leveraged. Leveraging will create interest expenses for a Series, which can exceed the investment return from the borrowed funds. To the extent the investment return derived from securities purchased with borrowed funds exceeds the interest a Series will have to pay, the Series’ investment return will be greater than if leveraging were not used. Conversely, if the investment return from the assets retained with borrowed funds is not sufficient to cover the cost of leveraging, the investment return of the Series will be less than if leveraging were not used.

Zero Coupon Securities — Zero coupon securities pay no cash income and are sold at substantial discounts from their value at maturity. When held to maturity, their entire income, which consists of accretion of discount, comes from the difference between the issue price and their value at maturity. Zero coupon securities are subject to greater market value fluctuations from changing interest rates than debt obligations of comparable maturities which make current distributions of interest (cash). Zero coupon securities, which are convertible into common stock, offer the opportunity for capital appreciation as increases (or decreases) in market value of such securities closely follows the movements in the market value of the underlying common stock. Zero coupon convertible securities generally are expected to be less volatile than the underlying common stocks, as they usually are issued with maturities of 15 years or less and are issued with options and/or redemption features exercisable by the holder of the obligation entitling the holder to redeem the obligation and receive a defined cash payment.

Zero coupon securities include securities issued directly by the U.S. Treasury and U.S. Treasury bonds or notes and their unaccrued interest coupons and receipts for their underlying principal (“coupons”) which have been separated by their holder, typically a custodian bank or investment brokerage firm. A holder will separate the interest coupons from the underlying principal (the “corpus”) of the U.S. Treasury security. A number of securities firms and banks have stripped the interest coupons and receipts and then resold them in custodial receipt programs with a number of different names, including “Treasury Income Growth Receipts” (TIGRSTM) and Certificate of Accrual on Treasuries (CATSTM). The underlying U.S. Treasury bonds and notes themselves are held in book-entry form at the Federal Reserve Bank or, in the case of bearer securities (i.e., unregistered securities which are owned ostensibly by the bearer or holder thereof), in trust on behalf of the owners thereof. Counsel to the underwriters of these certificates or other evidences of ownership of the U.S. Treasury securities have stated that, for federal tax and securities purposes, in their opinion purchasers of such certificates, such as the Series, most likely will be deemed the beneficial holder of the underlying U.S. government securities.

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The U. S. Treasury has facilitated transfers of ownership of zero coupon securities by accounting separately for the beneficial ownership of particular interest coupon and corpus payments on Treasury securities through the Federal Reserve book-entry recordkeeping system. The Federal Reserve program as established by the Treasury Department is known as “STRIPS” or “Separate Trading of Registered Interest and Principal of Securities.” Under the STRIPS program, the Series will be able to have its beneficial ownership of zero coupon securities recorded directly in the book-entry recordkeeping system in lieu of having to hold certificates or other evidences of ownership of the underlying U.S. Treasury securities.

When U.S. Treasury obligations have been stripped of their unmatured interest coupons by the holder, the principal or corpus is sold at a deep discount because the buyer receives only the right to receive a future fixed payment in the security and does not receive any rights to periodic interest (cash) payments. Once stripped or separated, the corpus and coupons may be sold separately. Typically, the coupons are sold separately or grouped with other coupons with like maturity dates and sold bundled in such form. Purchasers of stripped obligations acquire, in effect, discount obligations that are economically identical to the zero coupon securities that the Treasury sells itself.

When-Issued and Forward Commitment Securities — The purchase of securities on a “when-issued basis” and the purchase or sale of securities on a “forward commitment” basis may be used to hedge against anticipated changes in interest rates and prices. The price, which is generally expressed in yield terms, is fixed at the time the commitment is made, but delivery and payment for the securities take place at a later date. When-issued securities and forward commitments may be sold prior to the settlement date, but the Series will enter into when-issued and forward commitments only with the intention of actually receiving or delivering the securities, as the case may be; however, a Series may dispose of a commitment prior to settlement if the Investment Manager or relevant sub-adviser deems it appropriate to do so. No income accrues on securities which have been purchased pursuant to a forward commitment or on a when-issued basis prior to delivery of the securities. If a Series disposes of the right to acquire a when-issued security prior to its acquisition or disposes of its right to deliver or receive against a forward commitment, it may incur a gain or loss. At the time a Series enters into a transaction on a when-issued or forward commitment basis, it will segregate cash or liquid securities equal to the value of the when-issued or forward commitment securities. Assets may be segregated with the Series’ custodian or on the Series’ books and will be marked to market daily. There is a risk that the securities may not be delivered and that the Series may incur a loss.

Forward commitments involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in value of the Series’ other assets.

Mortgage-Backed Securities and Collateralized Mortgage Obligations — Mortgage-backed securities (MBSs), including mortgage pass-through securities and collateralized mortgage obligations (CMOs), include certain securities issued or guaranteed by the United States government or one of its agencies or instrumentalities, such as the Government National Mortgage Association (GNMA), Federal National Mortgage Association (FNMA), or Federal Home Loan Mortgage Corporation (FHLMC); securities issued by private issuers that represent an interest in or are collateralized by mortgage-backed securities issued or guaranteed by the U.S. government or one of its agencies or instrumentalities; and securities issued by private issuers that represent an interest in or are collateralized by mortgage loans. A mortgage pass-through security is a pro rata interest in a pool of mortgages where the cash flow generated from the mortgage collateral is passed through to the security holder.

Mortgage-backed securities are subject to scheduled and unscheduled principal payments as homeowners pay down or prepay their mortgages. As these payments are received, they must be reinvested when interest rates may be higher or lower than on the original mortgage security. Therefore, these securities are not an effective means of locking in long-term interest rates. In addition, when interest rates fall, the pace of mortgage prepayments picks up. These refinanced mortgages are paid off at face value (par), causing a loss for any investor who may have purchased the security at a price above par. In such an environment, this risk limits the potential price appreciation of these securities and can negatively affect the Series’ net asset value. When rates rise, the prices of mortgage-backed securities can be expected to decline, although historically these securities have experienced smaller price declines than comparable quality bonds. In addition, when rates rise and prepayments slow, the effective duration of mortgage-backed securities extends, resulting in increased volatility.

Certain Series may invest in securities known as “inverse floating obligations,” “residual interest bonds,” and “interest-only” (IO) and “principal-only” (PO) bonds, the market values of which will generally be more volatile than the market values of most MBSs due to the fact that such instruments are more sensitive to interest rate changes

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and to the rate of principal prepayments than are most other MBSs. An inverse floating obligation is a derivative adjustable rate security with interest rates that adjust or vary inversely to changes in market interest rates. The term “residual interest” bond is used generally to describe those instruments in collateral pools, such as CMOs, which receive excess cash flow generated by the pool once all other bondholders and expenses have been paid. IOs and POs are created by separating the interest and principal payments generated by a pool of mortgage-backed bonds to create two classes of securities. Generally, one class receives interest only payments (IO) and the other class principal only payments (PO). MBSs have been referred to as “derivatives” because the performance of MBSs is dependent upon and derived from underlying securities.

Unlike with other mortgage-backed securities and POs, the value of IOs tends to move in the same direction as interest rates. The Series can use IOs as a hedge against falling prepayment rates (interest rates are rising) and/or a bear market environment. POs can be used as a hedge against rising prepayment rates (interest rates are falling) and/or a bull market environment. IOs and POs are acutely sensitive to interest rate changes and to the rate of principal prepayments. A rapid or unexpected increase in prepayments can severely depress the price of IOs, while a rapid or unexpected decrease in prepayments could have the same effect on POs. These securities are very volatile in price and may have lower liquidity than most other mortgage-backed securities. Certain non-stripped CMOs may also exhibit these qualities, especially those that pay variable rates of interest that adjust inversely with, and more rapidly than, short-term interest rates. In addition, if interest rates rise rapidly and prepayment rates slow more than expected, certain CMOs, in addition to losing value, can exhibit characteristics of longer-term securities and become more volatile. There is no guarantee a Series’ investment in CMOs, IOs, or POs will be successful, and a Series’ total return could be adversely affected as a result. These securities are subject to high degrees of credit, valuation and liquidity risks.

CMOs may be issued in a variety of classes, and the Series may invest in several CMO classes, including, but not limited to Floaters, Planned Amortization Classes (PACs), Scheduled Classes (SCHs), Sequential Pay Classes (SEQs), Support Classes (SUPs), Target Amortization Classes (TACs) and Accrual Classes (Z Classes). CMO classes vary in the rate and time at which they receive principal and interest payments. SEQs, also called plain vanilla, clean pay, or current pay classes, sequentially receive principal payments from underlying mortgage securities when the principal on a previous class has been completely paid off. During the months prior to their receipt of principal payments, SEQs receive interest payments at the coupon rate on their principal. PACs are designed to produce a stable cash flow of principal payments over a predetermined period of time. PACs guard against a certain level of prepayment risk by distributing prepayments to SUPs, also called companion classes. TACs pay a targeted principal payment schedule, as long as prepayments are not made at a rate slower than an expected constant prepayment speed. If prepayments increase, the excess over the target is paid to SUPs. SEQs may have a less stable cash flow than PACs and TACs and, consequently, have a greater potential yield. PACs generally pay a lower yield than TACs because of PACs’ lower risk. Because SUPs are directly affected by the rate of prepayment of underlying mortgages, SUPs may experience volatile cash flow behavior. When prepayment speeds fluctuate, the average life of a SUP will vary. SUPs, therefore, are priced at a higher yield than less volatile classes of CMOs. Z Classes do not receive payments, including interest payments, until certain other classes are paid off. At that time, the Z Class begins to receive the accumulated interest and principal payments. A Floater has a coupon rate that adjusts periodically (usually monthly) by adding a spread to a benchmark index subject to a lifetime maximum cap. The yield of a Floater is sensitive to prepayment rates and the level of the benchmark index.

Investment in MBSs poses several risks, including prepayment, market and credit risks. Prepayment risk reflects the chance that borrowers may prepay their mortgages faster than expected, thereby affecting the investment’s average life and perhaps its yield. Borrowers are most likely to exercise their prepayment options at a time when it is least advantageous to investors, generally prepaying mortgages as interest rates fall and slowing payments as interest rates rise. Certain classes of CMOs may have priority over others with respect to the receipt of prepayments on the mortgages, and the Series may invest in CMOs which are subject to greater risk of prepayment, as discussed above. Market risk reflects the chance that the price of the security may fluctuate over time. The price of MBSs may be particularly sensitive to prevailing interest rates, the length of time the security is expected to be outstanding and the liquidity of the issue. In a period of unstable interest rates, there may be decreased demand for certain types of MBSs, and a Series invested in such securities wishing to sell them may find it difficult to find a buyer, which may in turn decrease the price at which they may be sold. IOs and POs are acutely sensitive to interest rate changes and to the rate of principal prepayments. They are very volatile in price and may have lower liquidity than most mortgage-backed securities. Certain CMOs may also exhibit these qualities, especially those which pay variable rates of interest

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which adjust inversely with and more rapidly than short-term interest rates. Credit risk reflects the chance that the Series may not receive all or part of its principal because the issuer or credit enhancer has defaulted on its obligations. Obligations issued by U.S. government-related entities are guaranteed by the agency or instrumentality, and some, such as GNMA certificates, are supported by the full faith and credit of the U.S. Treasury; others are supported by the right of the issuer to borrow from the Treasury; others, such as those of the FNMA, are supported by the discretionary authority of the U.S. government to purchase the agency’s obligations; still others are supported only by the credit of the instrumentality. Although securities issued by U.S. government-related agencies are guaranteed by the U.S. government, its agencies or instrumentalities, shares of the Series are not so guaranteed in any way.

Historically, FHLMC and FNMA were agencies sponsored by the U.S. government that were supported only by the credit of the issuing agencies and not backed by the full faith and credit of the United States. In 2008, however, due to the declining value of FHLMC and FNMA securities and concerns that the firms did not have sufficient capital to offset losses resulting from the mortgage crisis, FHLMC and FNMA were placed into conservatorship by the Federal Housing Finance Agency. The effect that this conservatorship will have on FHLMC and FNMA and their guarantees remains uncertain. Although the U.S. government or its agencies provided financial support to FHLMC and FNMA, no assurance can be given that they will always provide support. The U.S. government and its agencies and instrumentalities do not guarantee the market value of their securities; consequently, the value of such securities will fluctuate.

The performance of private label MBSs, issued by private institutions, is based on the financial health of those institutions. There is no guarantee the Series’ investment in MBSs will be successful, and the Series’ total return could be adversely affected as a result.

Asset-Backed Securities — Asset-backed securities directly or indirectly represent a participation interest in, or are secured by and payable from, a stream of payments generated by particular assets such as motor vehicle or credit card receivables. Payments of principal and interest may be guaranteed up to certain amounts and for a certain time period by a letter of credit issued by a financial institution unaffiliated with the entities issuing the securities. Asset-backed securities may be classified as pass-through certificates or collateralized obligations.

Pass-through certificates are asset-backed securities which represent an undivided fractional ownership interest in an underlying pool of assets. Pass-through certificates usually provide for payments of principal and interest received to be passed through to their holders, usually after deduction for certain costs and expenses incurred in administering the pool. Because pass-through certificates represent an ownership interest in the underlying assets, the holders thereof bear directly the risk of any defaults by the obligors on the underlying assets not covered by any credit support. (See “Types of Credit Support”)

Asset-backed securities issued in the form of debt instruments, also known as collateralized obligations, are generally issued as the debt of a special purpose entity organized solely for the purpose of owning such assets and issuing such debt. Such assets are most often trade, credit card or automobile receivables. On occasion, the pool of assets may also include a swap obligation, which is used to change the cash flows on the underlying assets. As an example, a swap may be used to allow floating rate assets to back a fixed rate obligation. The credit quality of an asset-backed security depends primarily on the quality of the underlying assets, the level of credit support, if any, provided by the issuer, and the credit quality of the swap counterparty, if any. The assets collateralizing such asset-backed securities are pledged to a trustee or custodian for the benefit of the holders thereof. Such issuers generally hold no assets other than those underlying the asset-backed securities and any credit support provided. As a result, although payments on such asset-backed securities are obligations of the issuers, in the event of defaults on the underlying assets not covered by any credit support (see “Types of Credit Support”), the issuing entities are unlikely to have sufficient assets to satisfy their obligations on the related asset-backed securities.

Methods of Allocating Cash Flows. While many asset-backed securities are issued with only one class of security, many asset-backed securities are issued in more than one class, each with different payment terms. Multiple class asset-backed securities are issued for two main reasons. First, multiple classes may be used as a method of providing credit support. This is accomplished typically through creation of one or more classes whose right to payments on the asset-backed security is made subordinate to the right to such payments of the remaining class or classes. (See “Types of Credit Support”) Second, multiple classes may permit the issuance of securities with payment terms, interest rates or other characteristics differing both from those of each other and from those of the underlying assets. Examples include so-called “strips” (asset-backed securities entitling the holder to disproportionate interests with respect to the allocation of interest and principal of the assets backing the security) and securities with a class

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or classes having characteristics which mimic the characteristics of non-asset-backed securities, such as floating interest rates (i.e., interest rates which adjust as a specified benchmark changes) or scheduled amortization of principal.

Asset-backed securities in which the payment streams on the underlying assets are allocated in a manner different than those described above may be issued in the future. The Series may invest in such asset-backed securities if such investment is otherwise consistent with its investment objectives and policies and with the investment restrictions of the Series.

Types of Credit Support. Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. To lessen the effect of failures by obligors on underlying assets to make payments, such securities may contain elements of credit support. Such credit support falls into two classes: liquidity protection and protection against ultimate default by an obligor on the underlying assets. Liquidity protection refers to the provision of advances, generally by the entity administering the pool of assets, to ensure that scheduled payments on the underlying pool are made in a timely fashion. Protection against ultimate default ensures ultimate payment of the obligations on at least a portion of the assets in the pool. Such protection may be provided through guarantees, insurance policies or letters of credit obtained from third parties, through various means of structuring the transaction or through a combination of such approaches. Examples of asset-backed securities with credit support arising out of the structure of the transaction include “senior-subordinated securities” (multiple class asset-backed securities with certain classes subordinate to other classes as to the payment of principal thereon, with the result that defaults on the underlying assets are borne first by the holders of the subordinated class) and asset-backed securities that have “reserve Portfolios” (where cash or investments, sometimes funded from a portion of the initial payments on the underlying assets, are held in reserve against future losses) or that have been “over collateralized” (where the scheduled payments on, or the principal amount of, the underlying assets substantially exceeds that required to make payment of the asset-backed securities and pay any servicing or other fees). The degree of credit support provided on each issue is based generally on historical information respecting the level of credit risk associated with such payments. Delinquency or loss in excess of that anticipated could adversely affect the return on an investment in an asset-backed security. Additionally, if the letter of credit is exhausted, holders of asset-backed securities may also experience delays in payments or losses if the full amounts due on underlying sales contracts are not realized.

Automobile Receivable Securities. Asset-backed securities may be backed by receivables from motor vehicle installment sales contracts or installment loans secured by motor vehicles (“Automobile Receivable Securities”). Since installment sales contracts for motor vehicles or installment loans related thereto (“Automobile Contracts”) typically have shorter durations and lower incidences of prepayment, Automobile Receivable Securities generally will exhibit a shorter average life and are less susceptible to prepayment risk.

Most entities that issue Automobile Receivable Securities create an enforceable interest in their respective Automobile Contracts only by filing a financing statement and by having the servicer of the Automobile Contracts, which is usually the originator of the Automobile Contracts, take custody thereof. In such circumstances, if the servicer of the Automobile Contracts were to sell the same Automobile Contracts to another party, in violation of its obligation not to do so, there is a risk that such party could acquire an interest in the Automobile Contracts superior to that of the holders of Automobile Receivable Securities. Although most Automobile Contracts grant a security interest in the motor vehicle being financed, in most states the security interest in a motor vehicle must be noted on the certificate of title to create an enforceable security interest against competing claims of other parties. Due to the large number of vehicles involved, however, the certificate of title to each vehicle financed, pursuant to the Automobile Contracts underlying the Automobile Receivable Security, usually is not amended to reflect the assignment of the seller’s security interest for the benefit of the holders of the Automobile Receivable Securities. Therefore, there is the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on the securities. In addition, various state and federal securities laws give the motor vehicle owner the right to assert against the holder of the owner’s Automobile Contract certain defenses such owner would have against the seller of the motor vehicle. The assertion of such defenses could reduce payments on the Automobile Receivable Securities.

Credit Card Receivable Securities. Asset-backed securities may be backed by receivables from revolving credit card agreements (“Credit Card Receivable Securities”). Credit balances on revolving credit card agreements (“Accounts”) are generally paid down more rapidly than are Automobile Contracts. Most of the Credit Card Receivable Securities issued publicly to date have been pass-through certificates. In order to lengthen the maturity of Credit Card Receivable Securities, most such securities provide for a fixed period during which only interest payments on the

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underlying Accounts are passed through to the security holder, and principal payments received on such Accounts are used to fund the transfer to the pool of assets supporting the related Credit Card Receivable Securities of additional credit card charges made on an Account. The initial fixed period usually may be shortened upon the occurrence of specified events which signal a potential deterioration in the quality of the assets backing the security, such as the imposition of a cap on interest rates. The ability of the issuer to extend the life of an issue of Credit Card Receivable Securities thus depends upon the continued generation of additional principal amounts in the underlying accounts during the initial period and the non-occurrence of specified events. An acceleration in cardholders’ payment rates or any other event that shortens the period during which additional credit card charges on an Account may be transferred to the pool of assets supporting the related Credit Card Receivable Security could shorten the weighted average life and yield of the Credit Card Receivable Security.

Credit cardholders are entitled to the protection of a number of state and federal consumer credit laws, many of which give such holders the right to set off certain amounts against balances owed on the credit card, thereby reducing amounts paid on Accounts. In addition, unlike most other Asset-backed securities, Accounts are unsecured obligations of the cardholder.

Guaranteed Investment Contracts (“GICs”) — Certain Series may invest in GICs. When investing in GICs, the Series makes cash contributions to a deposit fund of an insurance company’s general account. The insurance company then credits guaranteed interest to the deposit fund on a monthly basis. The GICs provide that this guaranteed interest will not be less than a certain minimum rate. The insurance company may assess periodic charges against a GIC for expenses and service costs allocable to it, and the charges will be deducted from the value of the deposit fund. Series C may invest only in GICs that have received the requisite ratings by one or more designated nationally recognized statistical rating organizations. Because a Series may not receive the principal amount of a GIC from the insurance company on 7 days’ notice or less, the GIC is considered an illiquid investment. In determining average portfolio maturity, GICs will be deemed to have a maturity equal to the period of time remaining until the next readjustment of the guaranteed interest rate.

Restricted Securities (Rule 144A Securities) — Restricted securities cannot be sold to the public without registration under the Securities Act of 1933 (“1933 Act”). Unless registered for sale, restricted securities can be sold only in privately negotiated transactions or pursuant to an exemption from registration. Restricted securities are generally considered illiquid and, therefore, are subject to the Series’ limitation on illiquid securities.

Restricted securities (including Rule 144A Securities) may involve a high degree of business and financial risk which may result in substantial losses. The securities may be less liquid than publicly traded securities. Although these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid for by the Series. In particular, Rule 144A Securities may be resold only to qualified institutional buyers in accordance with Rule 144A under the 1933 Act. Rule 144A permits the resale to “qualified institutional buyers” of “restricted securities” that, when issued, were not of the same class as securities listed on a U.S. securities exchange or quoted on NASDAQ. A “qualified institutional buyer” is defined by Rule 144A generally as an institution, acting for its own account or for the accounts of other qualified institutional buyers, that in aggregate owns and invests on a discretionary basis at least $100 million in securities of issuers not affiliated with the institution. A dealer registered under the Securities Exchange Act of 1934 (“1934 Act”), acting for its own account or the accounts of other qualified institutional buyers, that in the aggregate owns and invests on a discretionary basis at least $10 million in securities of issuers not affiliated with the dealer may also qualify as a qualified institutional buyer, as well as a 1934 Act registered dealer acting in a riskless principal transaction on behalf of a qualified institutional buyer.

The Fund’s Board of Directors is responsible for developing and establishing guidelines and procedures for determining the liquidity of Rule 144A Securities. As permitted by Rule 144A, the Board of Directors has delegated this responsibility to the Investment Manager or relevant sub-adviser. In making the determination regarding the liquidity of Rule 144A Securities, the Investment Manager or relevant sub-adviser will consider the trading markets for the specific security taking into account the unregistered nature of a Rule 144A security. In addition, the Investment Manager or relevant sub-adviser may consider: (1) the frequency of trades and quotes, (2) the number of dealers and potential purchasers, (3) dealer undertakings to make a market, and (4) the nature of the security and of the market place trades (e.g., the time needed to dispose of the security, the method of soliciting offers and the mechanics of transfer). Investing in Rule 144A securities and other restricted securities could have the effect of increasing the amount of the Series’ assets invested in illiquid securities to the extent that qualified institutional buyers become uninterested, for a time, in purchasing these securities.

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The Series also may purchase restricted securities that are not eligible for resale pursuant to Rule 144A. The Series may acquire such securities through private placement transactions, directly from the issuer or from security holders, generally at higher yields or on terms more favorable to investors than comparable publicly traded securities. However, the restrictions on resale of such securities may make it difficult for the Series to dispose of such securities at the time considered most advantageous and/or may involve expenses that would not be incurred in the sale of securities that were freely marketable. Risks associated with restricted securities include the potential obligation to pay all or part of the registration expenses in order to sell certain restricted securities. A considerable period of time may elapse between the time of the decision to sell a security and the time the Series may be permitted to sell it under an effective registration statement. If, during a period, adverse conditions were to develop, a Series might obtain a less favorable price than prevailing when it decided to sell.

TBA Purchase Commitments. A Series may enter into “To Be Announced” (“TBA”) purchase commitments to purchase securities for a fixed price at a future date, typically not exceeding 75-90 days. TBA purchase commitments may be considered securities in themselves and involve a risk of loss if the value of the security to be purchased declines prior to settlement date, which risk is in addition to the risk of decline in the value of a Series’ other assets. Unsettled TBA purchase commitments are valued at the current market value of the underlying securities. To facilitate such acquisitions, the Series identifies on its books cash or liquid assets in an amount at least equal to such commitments. It may be expected that a Series’ net assets will fluctuate to a greater degree when it sets aside portfolio securities to cover such purchase commitments than when it sets aside cash. On delivery dates for such transactions, a Series will meet its obligations from maturities or sales of the segregated securities and/or from cash flow. If a Series chooses to dispose of the TBA security prior to its settlement, it could, as with the disposition of any other portfolio obligation, incur a gain or loss due to market fluctuation.

Risks of Private Investments in Public Companies — The Series may also make private investments in public companies whose stocks are quoted on stock exchanges or which trade in the over-the-counter securities market, a type of investment commonly referred to as a “PIPE” transaction. PIPE transactions may be entered into with smaller capitalization public companies, which will entail business and financial risks comparable to those of investments in the publicly-issued securities of smaller capitalization companies, which may be less likely to be able to weather business or cyclical downturns than larger companies and are more likely to be substantially hurt by the loss of a few key personnel. The risks of investing in small capitalization companies are described in more detail in another section in this SAI. In addition, PIPE transactions will generally result in a Series acquiring either restricted stock or an instrument convertible into restricted stock. As with investments in other types of restricted securities, such an investment may be illiquid. A Series’ ability to dispose of securities acquired in PIPE transactions may depend upon the registration of such securities for resale. Any number of factors may prevent or delay a proposed registration. Alternatively, it may be possible for securities acquired in a PIPE transaction to be resold in transactions exempt from registration in accordance with Rule 144 under the 1933 Act, as amended, or otherwise under the federal securities laws. There can be no guarantee that there will be an active or liquid market for the stock of any small capitalization company due to the possible small number of shares issued by the company and the small number of stockholders. As a result, even if a Series is able to have securities acquired in a PIPE transaction registered or sell such securities through an exempt transaction, the Series may not be able to sell all the securities on short notice, and the sale of the securities could lower the market price of the securities. There is no guarantee that an active trading market for the securities will exist at the time of disposition of the securities, and the lack of such a market could hurt the market value of the Series’ investments. For more detail, please refer to the “Restricted Securities” section of this SAI’s discussion of investment methods and risk factors.

Warrants — Investment in warrants is pure speculation in that they have no voting rights, pay no dividends, and have no rights with respect to the assets of the corporation issuing them. Warrants basically are options to purchase equity securities at a specific price valid for a specific period of time. They do not represent ownership of the securities but only the right to buy them. Warrants differ from call options in that warrants are issued by the issuer of the security which may be purchased on their exercise, whereas call options may be written or issued by anyone. The prices of warrants do not necessarily move parallel to the prices of the underlying securities, and a warrant ceases to have value if it is not exercised prior to its expiration date.

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Certain Risks of Foreign Investing —

Brady Bonds. Certain Series may invest in “Brady Bonds,” which are debt restructurings that provide for the exchange of cash and loans for newly issued bonds. Brady Bonds are securities created through the exchange of existing commercial bank loans to public and private entities in certain emerging markets for new bonds in connection with debt restructuring under a debt restructuring plan introduced by former U.S. Secretary of the Treasury, Nicholas F. Brady. Investors should recognize that Brady Bonds have been issued only recently and, accordingly, do not have a long payment history. Brady Bonds may be collateralized or uncollateralized, are issued in various currencies (primarily the U.S. dollar) and are actively traded in the secondary market for Latin American debt.

Series P may invest only in collateralized bonds denominated in U.S. dollars. U.S. dollar-denominated, collateralized Brady Bonds, which may be fixed rate par bonds or floating rate discount bonds, are collateralized in full as to principal by U.S. Treasury zero coupon bonds having the same maturity as the bonds. Interest payments on such bonds generally are collateralized by cash or securities in an amount that, in the case of fixed rate bonds, is equal to at least one year of rolling interest payments or, in the case of floating rate bonds, initially is equal to at least one year’s rolling interest payments based on the applicable interest rate at the time and is adjusted at regular intervals thereafter.

Emerging Countries. Certain Series may invest in debt securities in emerging markets. Investing in securities in emerging countries may entail greater risks than investing in debt securities in developed countries. These risks include: (1) less social, political and economic stability; (2) the small current size of the markets for such securities and the currently low or nonexistent volume of trading, which result in a lack of liquidity and in greater price volatility; (3) certain national policies which may restrict a Series’ investment opportunities, including restrictions on investment in issuers or industries deemed sensitive to national interests; (4) foreign taxation; and (5) the absence of developed structures governing private or foreign investment or allowing for judicial redress for injury to private property. Sovereign debt of emerging countries may be in default or present a greater risk of default.

Political and Economic Risks. Investing in securities of non-U.S. companies may entail additional risks due to the potential political and economic instability of certain countries and the risks of expropriation, nationalization, confiscation or the imposition of restrictions on foreign investment and on repatriation of capital invested. In the event of such expropriation, nationalization or other confiscation by any country, a Series could lose its entire investment in any such country.

An investment in a Series which invests in non-U.S. companies is subject to the political and economic risks associated with investments in emerging markets. Even though opportunities for investment may exist in emerging markets, any change in the leadership or policies of the governments of those countries or in the leadership or policies of any other government which exercises a significant influence over those countries may halt the expansion of or reverse the liberalization of foreign investment policies now occurring and thereby eliminate any investment opportunities which may currently exist.

Investors should note that upon the accession to power of authoritarian regimes, the governments of a number of emerging market countries previously expropriated large quantities of real and personal property similar to the property which will be represented by the securities purchased by the Series. The claims of property owners against those governments were never finally settled. There can be no assurance that any property represented by securities purchased by a Series will not also be expropriated, nationalized, or otherwise confiscated. If such confiscation were to occur, the Series could lose a substantial portion of its investments in such countries. The Series’ investments would similarly be adversely affected by exchange control regulation in any of those countries.

Political Instability. Certain countries in which a Series may invest may have vocal factions that advocate radical or revolutionary philosophies or support independence. Any disturbance on the part of such individuals could carry the potential for widespread destruction or confiscation of property owned by individuals and entities foreign to such country and could cause the loss of the Series’ investment in those countries.

Foreign Investment Restrictions. Certain countries prohibit or impose substantial restrictions on investments in their capital markets, particularly their equity markets, by foreign entities such as the Series. As illustrations, certain countries require governmental approval prior to investments by foreign persons, or limit the amount of investment by foreign persons in a particular company, or limit the investments by foreign persons to only a specific class of securities of a company that may have less advantageous terms than securities of the company available for purchase by nationals. Moreover, the national policies of certain countries may restrict investment opportunities in issuers or industries deemed sensitive to national interests. In addition, some countries require governmental approval for the

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repatriation of investment income, capital or the proceeds of securities sales by foreign investors. A Series could be adversely affected by delays in, or a refusal to grant, any required governmental approval for repatriation, as well as by the application to it of other restrictions on investments.

Non-Uniform Corporate Disclosure Standards and Governmental Regulation. Non-U.S. companies are subject to accounting, auditing and financial standards and requirements that differ, in some cases significantly, from those applicable to U.S. companies. In particular, the assets, liabilities and profits appearing on the financial statements of such a company may not reflect its financial position or results of operations in the way they would be reflected had such financial statements been prepared in accordance with U.S. generally accepted accounting principles. Most of the foreign securities held by the Series will not be registered with the SEC or regulators of any foreign country, nor will the issuers thereof be subject to the SEC’s reporting requirements. Thus, there will be less available information concerning foreign issuers of such securities held by the Series than is available concerning U.S. issuers. In instances where the financial statements of an issuer are not deemed to reflect accurately the financial situation of the issuer, the Investment Manager or the relevant sub-adviser will take appropriate steps to evaluate the proposed investment, which may include on-site inspection of the issuer, interviews with its management and consultations with accountants, bankers and other specialists. There is substantially less publicly available information about foreign companies than there are reports and ratings published about U.S. companies and the U.S. government. In addition, where public information is available, it may be less reliable than such information regarding U.S. issuers.

Currency Fluctuations. Because certain of the Series, under normal circumstances, may invest substantial portions of their total assets in the securities of foreign issuers which are denominated in foreign currencies, the strength or weakness of the U.S. dollar against such foreign currencies will account for part of the Series’ investment performance. A decline in the value of any particular currency against the U.S. dollar will cause a decline in the U.S. dollar value of the Series’ holdings of securities denominated in such currency and, therefore, will cause an overall decline in the Series’ NAV and any net investment income and capital gains to be distributed in U.S. dollars to shareholders of the Series.

The rate of exchange between the U.S. dollar and other currencies is determined by several factors including the supply and demand for particular currencies, central bank efforts to support particular currencies, the movement of interest rates, the pace of business activity in certain other countries and the U.S., and other economic and financial conditions affecting the world economy.

Although the Series values their assets daily in terms of U.S. dollars, the Series does not intend to convert holdings of foreign currencies into U.S. dollars on a daily basis. The Series will do so from time to time, and investors should be aware of the costs of currency conversion. Although foreign exchange dealers do not charge a fee for conversion, they do realize a profit based on the difference (“spread”) between the prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to the Series at one rate, while offering a lesser rate of exchange should the Series desire to sell that currency to the dealer.

Adverse Market Characteristics. Securities of many foreign issuers may be less liquid and their prices more volatile than securities of comparable U.S. issuers. In addition, foreign securities exchanges and brokers generally are subject to less governmental supervision and regulation than in the U.S., and foreign securities exchange transactions usually are subject to fixed commissions, which generally are higher than negotiated commissions on U.S. transactions. In addition, foreign securities exchange transactions may be subject to difficulties associated with the settlement of such transactions. Delays in settlement could result in temporary periods when assets of the Series are uninvested and no return is earned thereon. The inability of the Series to make intended security purchases due to settlement problems could cause it to miss attractive opportunities. Inability to dispose of a portfolio security due to settlement problems either could result in losses to the Series due to subsequent declines in value of the portfolio security or, if the Series has entered into a contract to sell the security, could result in possible liability to the purchaser. The Investment Manager or relevant sub-adviser will consider such difficulties when determining the allocation of the Series’ assets.

Non-U.S. Withholding Taxes. A Series’ investment income and gains from foreign issuers may be subject to non-U.S. withholding and other taxes, thereby reducing the Series’ investment income and gains.

Investment and Repatriation Restrictions. Foreign investment in the securities markets of certain foreign countries is restricted or controlled in varying degrees. These restrictions may at times limit or preclude investment in certain of such countries and may increase the costs and expenses of a Series. Investments by foreign investors are subject to a variety of restrictions in many developing countries. These restrictions may take the form of prior

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governmental approval, limits on the amount or type of securities held by foreigners, and limits on the types of companies in which foreigners may invest. Additional or different restrictions may be imposed at any time by these or other countries in which a Series invests. In addition, the repatriation of both investment income and capital from several foreign countries is restricted and controlled under certain regulations, including in some cases the need for certain government consents. These restrictions may in the future make it undesirable to invest in these countries.

Market Characteristics. Foreign securities may be purchased in over-the-counter markets or on stock exchanges located in the countries in which the respective principal offices of the issuers of the various securities are located, if that is the best available market. Foreign stock markets are generally not as developed or efficient as, and may be more volatile than, those in the United States. While growing in volume, they usually have substantially less volume than U.S. markets and a Series’ portfolio securities may be less liquid and more volatile than securities of comparable U.S. companies. Equity securities may trade at price/earnings multiples higher than comparable United States securities, and such levels may not be sustainable. Fixed commissions on foreign stock exchanges are generally higher than negotiated commissions on United States exchanges although a Series will endeavor to achieve the most favorable net results on its portfolio transactions. There is generally less government supervision and regulation of foreign stock exchanges, brokers and listed companies than in the United States. Moreover, settlement practices for transactions in foreign markets may differ from those in United States markets and may include delays beyond periods customary in the United States.

Information and Supervision. There is generally less publicly available information about foreign companies comparable to reports and ratings that are published about companies in the United States. Foreign companies are also generally not subject to uniform accounting, auditing and financial reporting standards, practices and requirements comparable to those applicable to United States companies.

Costs. Investors should understand that the expense ratio of the Series that invest in foreign securities can be expected to be higher than investment companies investing in domestic securities since the cost of maintaining the custody of foreign securities and the rate of advisory fees paid by the Series are higher.

Natural Disasters. Natural disasters, public health emergencies and other global events of force majeure can negatively effect a Series’ investments. Such events can cause unemployment and economic downturns within an industry or a geographic region in which a Series invests. They can also directly disrupt the operations, cash flows and overall financial condition of a company in which a Series invests.

Singapore and Hong Kong. While the economies of Singapore and Hong Kong are exemplars of growth and development, they have been and continue to be subject, to some extent, to over-extension of credit, currency devaluations and restrictions, high unemployment, high inflation, reliance on exports and economic cycles. These factors may affect the value of a Series’ investments. In addition, these economies are heavily dependent on international trade, meaning the economic conditions of trading partners such as the U.S., Japan, China, and certain European countries may also affect the value of a Series’ investments. The recent global economic crisis significantly lowered the region’s exports and foreign investments.

Australia. Australia’s agriculture and mining sectors account for a significant portion of its economy, making its economy—and in turn, a Series’ investments—particularly susceptible to adverse changes in these sectors. In addition, Australia’s economy is heavily dependent on international trade, meaning the economic conditions of trading partners such as the U.S., Asia and other regions or specific countries may affect the value of a Series’ investments. Australia is also prone to natural disasters such as floods and droughts, and a Series’ investments in Australia may be more likely to be affected by such events than its investments in other geographic regions.

Europe. The European Union (“EU”) is an intergovernmental and supranational organization comprised of most Western European countries and an increasing number of Eastern European countries (each such country, a “Member State”). The EU aims to establish and administer a single market among Member States—consisting of a common trade policy and a single currency—and Member States established the European Economic and Monetary Union (“EMU”) in pursuit of this goal. The EMU sets forth certain policies intended to increase economic coordination and monetary cooperation. Many Member States have adopted the EMU’s euro as their currency and other Member States are generally expected to adopt the euro in the future. When a Member State adopts the euro as its currency, the Member State cedes its authority to control monetary policy to the European Central Bank.

Member States, however, face a number of challenges, including, but not limited to: tight fiscal and monetary controls, complications that result from adjustment to a new currency, the absence of exchange rate flexibility, and the loss of economic sovereignty. Unemployment in some European countries has been historically higher than in the United States, potentially exposing investors to political risk. Any or all of these challenges may affect the value of a Series’ investments.

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In addition, changes to the value of the euro against the U.S. dollar could also affect the value of the Series. Investing in euro-denominated securities, or securities denominated in other European currencies, entails risk of exposure to a currency that may not fully reflect the strengths and weaknesses of the disparate European economies. It is possible that the euro could be abandoned in the future by those countries that have adopted it and the effects of such abandonment on individual countries and the EMU as a whole are uncertain, but could be negative. Any strength in the exchange rate between the euro and the U.S. dollar can have a positive or negative effect upon valuation, and thus upon profits.

The recent global economic crisis also increases uncertainty surrounding Europe-linked investments. The crisis triggered recessions among many European countries and weakened the countries’ banking and financial sectors. Several smaller European economies in which a Series may invest were brought to the brink of bankruptcy. In addition, the crisis worsened public deficits across Europe, and some European countries including Greece, Ireland, Italy, Portugal and Spain, in which a Series may invest may be dependent on assistance from other governments or organizations. Such assistance may be subject to a country’s successful implementation of certain reforms. An insufficient level of assistance (whether triggered by a failure to implement reforms or by any other factor) could cause a deep economic downturn and affect the value of a Series’ investments.

For some countries, the ability to repay their debt is in question, and the possibility of default is real, which could affect their ability to borrow in the future. A default or debt restructuring of any European country would adversely impact holders of that country’s debt and sellers of credit default swaps linked to that country’s creditworthiness, which may be located outside the country defaulting or restructuring. Furthermore, there is the fear of contagion that could occur if one country defaults on its debt, and that a default in one country could trigger declines and cause other countries in the region to default as well.

Certain of the larger European economies have shown limited signs of recovery from this recent crisis; however, significant risks still threaten the potential recovery, such as high official debts and deficits, aging populations, over-regulation of non-financial businesses, and doubts about the sustainability of the EMU. In response to the crisis, many countries instituted measures to temporarily increase liquidity. These countries will need to make certain economic and political decisions in order to restore sustainable economic growth and fiscal policy. While many initiatives have been instituted to strengthen regulation and supervision of financial markets in the EU, greater regulation is expected in the near future.

The EU currently faces major issues involving its membership, structure, procedures, and policies, including: the adoption, abandonment, or adjustment of the new constitutional treaty; the EU’s expansion to the south and east; and resolution of the EU’s fiscal and democratic accountability problems. As Member States unify their economic and monetary policies, movements in European markets will lose the benefit of diversification within the region. One or more Member States might exit the EU, placing its currency and banking system in jeopardy. In connection with these uncertainties, currencies have become more volatile, subjecting the Series investments to additional risks.

Eastern Europe. Changes occurring in Eastern Europe and Russia today could have long-term potential consequences. As restrictions fall, this could result in rising standards of living, lower manufacturing costs, growing consumer spending, and substantial economic growth. However, investment in the countries of Eastern Europe and Russia is highly speculative at this time. Political and economic reforms are too recent to establish a definite trend away from centrally-planned economies and state-owned industries. In many of the countries of Eastern Europe and Russia, there is no stock exchange or formal market for securities. Such countries may also have government exchange controls, currencies with no recognizable market value relative to the established currencies of western market economies, little or no experience in trading in securities, no financial reporting standards, a lack of a banking and securities infrastructure to handle such trading, and a legal tradition which does not recognize rights in private property. In addition, these countries may have national policies which restrict investments in companies deemed sensitive to the country’s national interest. Further, the governments in such countries may require governmental or quasi-governmental authorities to act as custodian of a Series’ assets invested in such countries, and these authorities may not qualify as a foreign custodian under the 1940 Act, and exemptive relief from such Act may be required. All of these considerations are among the factors which could cause significant risks and uncertainties to investment in Eastern Europe and Russia.

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Japan. Though Japan is one of the world’s largest economic powers, the Series’ investments in Japan are subject to special risks. Japan’s population is aging and shrinking, increasing the cost of Japan’s pension and public welfare system, lowering domestic demand, and making the country more dependent on exports to sustain its economy. The economic conditions of Japan’s trading partners may therefore affect the value of the Series’ Japan-linked investments. Currency fluctuations may also significantly affect Japan’s economy. Japan is also prone to natural disasters such as earthquakes and tsunamis, and a Series’ investments in Japan may be more likely to be affected by such events than its investments in other geographic regions.

Other. With respect to certain foreign countries, especially developing and emerging ones, there is the possibility of adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitations on the removal of funds or other assets of the Series, political or social instability, or diplomatic developments which could affect investments by U.S. persons in those countries.

INVESTMENT RESTRICTIONS

Each of the Series operates within certain fundamental policies. These fundamental policies may not be changed without the approval of the lesser of (i) 67% or more of the Series’ shares present at a meeting of shareholders if the holders of more than 50% of the outstanding shares of the Series are present or represented by proxy or (ii) more than 50% of the Series’ outstanding voting shares. Other restrictions in the form of operating policies are subject to change by the Series’ Board of Directors without shareholder approval. If a percentage restriction is adhered to at the time of an investment or transaction, a later increase or decrease in percentage resulting from changing values of portfolio securities or amount of total assets will not be considered a violation of any of the following limitations, except with regard to the borrowing limitation With regard to the borrowing limitation, each Series will comply with the applicable restrictions of Section 18 of the 1940 Act. Calculation of the Series’ total assets for compliance with any of the following fundamental or operating policies or any other investment restrictions set forth in the Series’ Prospectus or Statement of Additional Information will not include cash collateral held in connection with a Series’ securities lending activities.

Fundamental Policies — The fundamental policies of the Series are:

1.	(All Series Except Series B, Series N and Series Y) Percent Limit on Assets Invested in Any One Issuer Not to invest more than 5% of its total assets in the securities of any issuer (other than obligations of, or guaranteed by, the U.S. government, its agencies and instrumentalities), provided that this limitation applies only with respect to 75% of the Series’ total assets.

2.	(All Series Except Series B, Series N and Series Y) Percent Limit on Share Ownership of Any One Issuer Not to purchase a security if, as a result, with respect to 75% of the value of the Series’ total assets, more than 10% of the outstanding voting securities of any one issuer would be held by the Series (other than obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities).

3.	(Series N Only) Diversification Series N shall be a “diversified company” as that term is defined under the Investment Company Act of 1940, and as interpreted, modified or applied by government or regulatory authorities having jurisdiction from time to time.

4.	(All Series) Underwriting Not to act as underwriter of securities issued by others, except to the extent that a Series may be considered an underwriter within the meaning of the 1933 Act in the disposition of restricted securities.

5.	(All Series) Industry Concentration Not to invest in an amount equal to 25% or more of the Series’ total assets in a particular industry (other than securities of the U.S. government, its agencies or instrumentalities).

6.	(All Series) Real Estate Not to purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent a Series from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business).

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7.	(All Series) Commodities Not to purchase or sell physical commodities, except that a series may enter into futures contracts and options thereon.

8.	(All Series) Loans Not to lend any security or make any other loan if, as a result, more than 33 1/3% of a Series total assets would be lent to other parties, except: (i) through the purchase of a portion of an issue of debt securities in accordance with its investment objectives and policies or (ii) by engaging in repurchase agreements with respect to portfolio securities.

9.	(All Series) Borrowing Not to borrow in excess of 33 1/3% of a Series’ total assets.

10.	(All Series) Senior Securities Not to issue senior securities, except as permitted under the 1940 Act, and as interpreted or modified by regulatory authority having jurisdiction, from time to time. (A “senior security” generally is an obligation of the Series that has a claim to the Series’ assets or earnings that takes precedence over the claims of the Series’ shareholders.)

For purposes of Fundamental Policies (1) and (2), Series P generally will consider the borrower of a syndicated bank loan to be the issuer of the syndicated bank loan, but may under unusual circumstances also consider the lender or person interpositioned between the lender and the Series to be the issuer of a syndicated bank loan. In making such a determination, Series P will consider all relevant factors, including the following: the terms of the loan agreement and other relevant agreements (including inter-creditor agreements and any agreements between such person and the Series’ custodian); the credit quality of such lender or interpositioned person; general economic conditions applicable to such lender or interpositioned person; and other factors relating to the degree of credit risk, if any, of such lender or interpositioned person incurred by the Series.

The Series interpret Fundamental Policy (6) to prohibit the purchase of real estate limited partnerships.

For the purposes of Fundamental Policies (2), (3) and (5), each governmental subdivision, i.e., state, territory, possession of the United States or any political subdivision of any of the foregoing, including agencies, authorities, instrumentalities, or similar entities, or of the District of Columbia shall be considered a separate issuer if its assets and revenues are separate from those of the governmental body creating it and the security is backed only by its own assets and revenues. Further, in the case of an industrial development bond, if the security is backed only by the assets and revenues of a non-governmental user, then such non-governmental user will be deemed to be the sole issuer. If an industrial development bond or government issued security is guaranteed by a governmental or other entity, such guarantee would be considered a separate security issued by the guarantor. For the purpose of Fundamental Policy (5), industries are determined by reference to the classifications of industries set forth in the Series’ semi-annual and annual reports. For the purpose of Fundamental Policy (9), if at any time the amount of total Series’ assets less all liabilities and indebtedness (but not including the Series’ borrowings) (“asset coverage”) is less than an amount equal to 300% of any such borrowings, the Series will reduce its borrowings within three days (not including Sundays and holidays) or such longer period as the SEC may prescribe by rules and regulations so that such asset coverage is again equal to 300% or more.

For the purposes of Fundamental Policy (10), the term “as permitted under the 1940 Act” indicates that, unless otherwise limited by non-fundamental policies, the Series can borrow and issue senior securities to the extent permitted by the 1940 Act and interpretations thereof, and that no further action generally would be needed to conform the borrowing and senior securities policies of the Series to future change in the 1940 Act and interpretations thereof.

Series P will not invest in syndicated bank loans that are deemed to be interests in commodities or commodities contracts.

Operating Policies — The operating policies (i.e., those that are non-fundamental) of the Series are:

1.	Loans The Series may not lend assets other than securities to other parties, except as otherwise provided in the Series’ fundamental policies. (This limitation does not apply to purchases of debt securities or to repurchase agreements.)

2.	Borrowing The Series may not borrow money or securities for any purposes except that borrowing up to 10% of a Series’ total assets from commercial banks is permitted for emergency or temporary purposes. Series Z does not anticipate that it will borrow for the purpose of investing in securities, but it may borrow up to 5% of the Series’ total assets from commercial banks for emergency or temporary purposes.

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3.	Options The Series may buy and sell exchange-traded and over-the-counter put and call options, including index options, securities options, currency options and options on futures, provided that a call or put may be purchased only if after such purchase, the value of all call and put options held by a Series will not exceed 5% of the Series’ total assets. The Series may write only covered put and call options.

4.	Oil and Gas Programs The Series may not invest in oil, gas, mineral leases or other mineral exploration or development of programs.

5.	Investment Companies Except in connection with a merger, consolidation, acquisition, or reorganization, the Series may not invest in securities of other investment companies, except in compliance with the 1940 Act, and the rules thereunder, or the condition of an exemptive order from the Securities and Exchange Commission regarding the purchase of securities of money market funds managed by a sub-adviser (or, with respect to Series N, other exemptive orders from the Securities and Exchange Commission).

6.	Control of Portfolio Companies The Series may not invest in companies for the purpose of exercising management or control.

7.	Short Sales The Series, except Series B and Series Z, may not sell securities short, unless a Series owns or has the right to obtain securities equivalent in kind and amount to the securities sold short and provided that transactions in futures contracts and options are not deemed to constitute selling securities short. Series B and Series Z may sell securities short as described under “Series B (Large Cap Value Series)” and “Series Z (Alpha Opportunity Series),” respectively.

8.	Margin The Series do not intend to purchase securities on margin, except that a Series may obtain such short-term credits as are necessary for the clearance of transactions and provided that margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin.

9.	Liquidity The Series may invest up to 15% (5% for Series C) of their net assets in illiquid securities, which are securities that may not be sold or disposed of in the ordinary course of business within seven days at approximately the value at which the Series was valuing the security.

For the purposes of Operating Policy (2) above, the policy on borrowing is not intended to limit the ability to pledge assets to secure loans permitted under the Series’ policies.

DISCLOSURE OF PORTFOLIO HOLDINGS

It is the policy of the Series to protect the confidentiality of their holdings and prevent the selective disclosure of non-public information about their portfolio holdings. The Series’ service providers, to which the Series may disclose non-public information about portfolio holdings, are required to comply with this policy. No information concerning the portfolio holdings of any Series may be disclosed to any unaffiliated third party, except as provided below. The policy does not require a delay between the date of the information and the date on which the information is disclosed; however, recipients of non-public information will be subject to a confidentiality agreement and/or other restrictions on the use and dissemination of non-public portfolio holdings information as described in more detail below. The Board has adopted formal procedures governing compliance with this policy.

A Series or its duly authorized service providers may publicly disclose holdings of the Series in accordance with regulatory requirements, such as periodic portfolio disclosure in filings with the SEC. A summary or list of the Series’ completed purchases and sales may only be made available after the public disclosure of its portfolio holdings.

The Series publish a complete list of their month-end portfolio holdings on its website at www.securitybenefit.com/ generally within one to two days after the end of each calendar month. Such information will remain online for four months, or as otherwise required by law. The day following such publication, the information is deemed to be publicly disclosed for the purposes of the policies and procedures adopted by the Series. A Series may then forward the information to investors, consultants and others at their request.

Numerous mutual fund evaluation services such as Standard & Poor’s, Morningstar or Lipper, and due diligence departments of broker/dealers and wirehouses regularly analyze the portfolio holdings of mutual funds in order to

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monitor and report on various attributes, including style, capitalization, maturity, yield, beta, etc. These services and departments then distribute the results of their analysis to the public, paid subscribers and/or in-house brokers. In order to facilitate the review of the Series by these services and departments, the Series may at any time as deemed necessary, consistent with its policies and procedures, distribute (or authorize its service providers to distribute) the Series’ securities holdings to such services and departments before their public disclosure is required or authorized, provided that: (i) the recipient does not distribute the portfolio holdings to third parties, other departments, or persons who are likely to use the information for purposes of purchasing or selling the Series (or any other fund that invests in one of the Series) before the portfolio holdings become public information, and (ii) the recipient signs a written confidentiality agreement, which includes provisions that require the recipient to limit access to such information only to its employees who are subject to a duty not to trade on non-public information. Persons and entities unwilling to execute an acceptable confidentiality agreement may only receive portfolio holdings information that has otherwise been publicly disclosed.

The Series also may disclose portfolio holdings information on an ongoing basis to certain service providers of the Series and others, who either by agreement or because of their respective duties to the Series are required to maintain the confidentiality of the information disclosed. The Series’ service providers and others who generally are provided such information in the performance of their contractual duties and responsibilities may include the Series’ custodians, Investment Manager and relevant sub-advisers, administrators, independent registered public accountants, attorneys, officers and directors, and each of their respective affiliates. At this time, portfolio holdings information is shared as follows:

Individual/Entity	Frequency	Time Lag
Morningstar	Monthly	1-10 calendar days
Lipper	Monthly	1-10 calendar days
Bloomberg	Monthly	1-10 calendar days
Thompson Financial	Quarterly	1-10 calendar days
Standard & Poor’s	Quarterly	1-10 calendar days
Vickers Stock Research	Quarterly	1-10 calendar days
Institutional Shareholder Services	Weekly	1-5 business days

In addition, the following entities receive this information on a daily basis: Factset (an analytical system used for portfolio attribution and performance); UMB Bank, N.A. and State Street Bank and Trust Company (the Series’ custodian banks); Interactive Data and Loan Pricing Corporation (the Series’ pricing services); and InvestOne (Sungard) (the Series’ accounting system).

Neither the Series nor their service providers receive any compensation from such services and departments. Subject to such departures as the Series’ chief compliance officer (“CCO”) believes reasonable and consistent with protecting the confidentiality of the portfolio information, each confidentiality agreement should generally provide that, among other things: the portfolio information is the confidential property of the respective Series (and its service providers, if applicable) and may not be shared or used directly or indirectly for any purpose except as expressly provided in the confidentiality agreement; the recipient of the portfolio information agrees to limit access to the portfolio information to its employees (and agents) who, on a need to know basis, are (1) authorized to have access to the portfolio information and (2) subject to confidentiality obligations, including duties not to trade on non-public information, no less restrictive than the confidentiality obligations contained in the confidentiality agreement, and upon written request, the recipient agrees to promptly return or destroy, as directed, the portfolio information.

Only the Board or the CCO may authorize disclosure of the Series’ securities holdings. In addition to the Board, the CCO may, on a case-by-case basis, impose additional restrictions on the dissemination of portfolio information and waive certain requirements. To the extent required by law, the CCO reports to the Board any violations of the Series’ policies and procedures on disclosure of portfolio holdings.

Any disclosure of the Series’ securities holdings must serve a legitimate business purpose of the Series and must be in the best interest of the Series’ shareholders. In making such a determination, the CCO must conclude that the anticipated benefits and risks to the Series and their shareholders justify the purpose of the disclosure. A further determination must be made to ensure that any conflicts of interest between the Series, their shareholders, and any

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third party are resolved prior to disclosure. The Series reserve the right to request certifications from senior officers of authorized recipients that the recipient is using the portfolio holdings information only in a manner consistent with the Series’ policy and any applicable confidentiality agreement. Neither the Series nor the Investment Manager receive any compensation or other consideration in connection with these arrangements.

As an oversight procedure, the CCO reports all arrangements to disclose portfolio holdings information to the Series’ Board of Directors on a periodic basis. If the Board determines that any such arrangement is or would be inappropriate, the Fund will promptly terminate the disclosure arrangement.

MANAGEMENT OF THE FUND

Board Responsibilities — The management and affairs of the Fund are overseen by its Board of Directors under the laws of the State of Kansas and the 1940 Act. The Board is responsible for overseeing the management and affairs of the Fund. The Board has considered and approved contracts, as described below, under which certain companies provide essential management and administrative services to the Fund. The day-to-day business of the Fund, including the day-to-day management of risk, is performed by third-party service providers, primarily the Investment Manager, Rydex Distributors, LLC (the “Distributor”) and, as applicable, a sub-Adviser. The Board is responsible for overseeing the Fund’s service providers and, thus, has oversight responsibility with respect to the risk management performed by those service providers. Risk management seeks to identify and mitigate the potential effects of risks, i.e., events or circumstances that could have material adverse effects on the business, operations, shareholder services, investment performance or reputation of the Fund.

The Board oversees the risk management of the Fund’s operations, in part, by requesting periodic reports from and otherwise communicating with various personnel of the Fund and its service providers, including in particular the Fund’s Chief Compliance Officer and its independent accountants. The Board and, with respect to identified risks that relate to its purpose, the Audit Committee, oversee efforts by management and service providers to manage risks to which the Fund may be exposed.

Under the oversight of the Board, the service providers to the Fund employ a variety of processes, procedures and controls to identify risks relevant to the operations of the Fund and to lessen the probability of the occurrence of such risks and/or to mitigate the effects of such events or circumstances if they do occur. Each service provider is responsible for one or more discrete aspects of the Fund’s business and, consequently, for managing the risks associated with that activity.

The Board recognizes that not all risks that may affect the Fund can be identified, that it may not be practical or cost-effective to eliminate or mitigate certain risks, that it may be necessary to bear certain risks (such as investment-related risks) to seek to achieve each Series’ investment objective, and that the processes, procedures and controls employed to address certain risks may be limited in their effectiveness. Moreover, despite the periodic reports the Board receives, it may not be made aware of all of the relevant information of a particular risk. Most of each Series’ investment management and business affairs are carried out by or through the Investment Manager, Distributor and other service providers, including, as applicable, a sub-Adviser, each of which has an independent interest in risk management, which interest could differ from or conflict with that of the Fund. As a result of the foregoing and other factors, the Board’s risk management oversight is subject to limitations.

Directors and Officers —The Board of Directors of SBL Fund is composed of persons experienced in financial matters who meet throughout the year to oversee the activities of the Fund. In addition, the Directors review contractual arrangements with companies that provide services to the Fund and review the Fund’s performance. The directors and officers of the Fund and their principal occupations for at least the last five years are listed below. The Directors have various experience, qualifications, attributes, and skills that allow the Board to operate effectively in governing SBL Fund and in protecting the interests of shareholders. Each Director has considerable familiarity with SBL Fund, its adviser and distributor, and their operations, as well as the special responsibilities of investment company directors as a result of his or her substantial service as a Director of SBL Fund. The following is a brief discussion of the specific experience, skills, attributes, and qualifications of each Director, which in each case led to the Board’s conclusion that the Director should serve (or continue to serve) as a Director of SBL Fund.

Richard M. Goldman. Mr. Goldman has served as Chairman and a Director of SBL Fund Board since 2008. Mr. Goldman has over 17 years experience in the asset management business. Currently, he is the Chief Executive

49

Officer of the Investment Manager.1 Prior to joining the Investment Manager in 2007, Mr. Goldman was the President, Chief Executive Officer, and Chairman of Forstmann-Leff Associates from 2003 until 2005, and he was the Managing Director and Head of Americas Institutional Business at Deutsche Asset Management from 1999 until 2003. Before 1999, Mr. Goldman was Head of Institutional Sales and Multinational Organizations at State Street Global Advisors from 1993 until 1999, and the Director of New Business Development at Loyalty Management Group from 1992 until 1993. Mr. Goldman also was a sales representative at Proctor & Gamble from 1983 until 1984, when he joined IBM as a Unit Manager until 1992.

Donald A. Chubb, Jr. Mr. Chubb has served as a Director since 1994 and has served as Chair of the Nominating Committee since 2005 and as Lead Independent Director since 2010. Mr. Chubb has worked in the business brokerage and commercial real estate market for over 13 years. Prior he owned and operated electric sign companies and was a director of Fidelity Bank and Trust.

Harry W. Craig, Jr. Mr. Craig has served as a Director since 2004 and as Chair of the Contract Renewal Committee since 2005. Mr. Craig is the retired Chairman and Chief Executive Officer of Martin Tractor Company, Inc., a Caterpillar Dealership. Mr. Craig is currently the Chairman, Chief Executive Officer, and Director of The Craig Group, Inc. He is also the Managing Member of Craig Family Investments, LLC. Mr. Craig was Trustee and Treasurer of Sunflower Foundation: Health Care for Kansans for eight years. Mr. Craig is a director, finance committee member, and past Chairman on the board of Stormont-Vail HealthCare. Mr. Craig practiced as a lawyer prior to his business career.

Penny A. Lumpkin. Ms. Lumpkin has served as a Director since 1993 and as Chair of the Audit Committee since 1995. Ms. Lumpkin has experience with various business and real estate ventures, currently as Partner of Vivian’s Gift Shop (corporate retail), Vice President, Palmer Companies, Inc. (small business and shopping center development) and Senior Vice President, PLB (real estate equipment leasing).

Maynard F. Oliverius. Mr. Oliverius has served as a Director since 1998. Mr. Oliverius is President and Chief Executive Officer of Stormont-Vail HealthCare. From 2005 through 2008 Mr. Oliverius was on the Board of Trustees of the American Hospital Association. Mr. Oliverius has a master’s degree in Health Care Administration.

Dr. Jerry B. Farley. Dr. Farley has served as a Director since 2005. Dr. Farley has over 38 years of experience in the administration of the academic, business and fiscal operations of educational institutions. Dr. Farley has served as President of Washburn University since 1997. Prior to 1997, Dr. Farley worked in various executive positions for the University of Oklahoma and Oklahoma State University, including Vice President of Community Relations and Economic Development, Vice President of Administration and Chief Financial Officer. Dr. Farley holds an MBA and a Ph.D. in Higher Education Administration and is a C.P.A. Dr. Farley serves on the board of Westar Energy, Inc., a NYSE listed company, and CoreFirst Bank and Trust.

The Chairman of the Board of Directors, Richard M. Goldman, is an “interested person,” as that term is defined by the 1940 Act, of SBL Fund. Donald A. Chubb, Jr. who is not an interested person of SBL Fund serves as its Lead Independent Director. The Board has determined that the leadership structure of SBL Fund is appropriate, subject to the anticipated addition of new Directors as more fully described below, given its specific characteristics and circumstances; in particular, the Board has considered that the Independent Directors constitute a substantial majority of the Board and are advised by independent counsel experienced in 1940 Act matters, and the role of the Lead Independent Director is to act as a liaison between the Independent Directors and management and promote the open flow of information and views between Fund management and the Independent Directors. In addition, the Board considered the benefits of having the Board meetings run by a member of management who is immersed in the Fund’s business on a day-to-day basis and is a mutual fund industry participant. The Board also considered that the current structure and processes for developing Board meeting agendas and conducting Board meetings results in full and constructive discussions of Fund business that focus the Directors on important issues facing the Fund.

[1]

Security Global InvestorsSM is the investment advisory arm of Security Benefit and consists of Security Global Investors, LLC, Security Investors, LLC and Rydex Investments. Rydex Investments is the primary business name for PADCO Advisors, Inc. and PADCO Advisors II, Inc.

50

Name, Address and Age	Position(s) held with the Fund	Term of Office and Length of Time Served[1]	Principal Occupation(s) during the Past 5 Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships held by Director

Independent Directors

Donald A. Chubb, Jr. One Security Benefit Place Topeka, KS 66636-0001 (DOB: 12/14/46)	Lead Independent Director, Chair of Nominating Committee	Director since 1994	Current: Business broker and manager of commercial real estate, Griffith & Blair, Inc. Realtors.	[32]	None

Harry W. Craig, Jr. One Security Benefit Place Topeka, KS 66636-0001 (DOB: 5/11/39)	Director, Chair of Contract Renewal Committee	Director since 2004	Current: Chairman, CEO, & Director, The Craig Group, Inc.; Managing Member of Craig Family Investments, LLC. Prior to, November 2009, Chairman, CEO, Secretary and Director, The Martin Tractor Company.	[32]	None

Penny A. Lumpkin One Security Benefit Place Topeka, KS 66636-0001 (DOB: 8/20/39)	Director, Chair of Audit Committee	Director since 1993	Current: Partner, Vivian’s Gift Shop (Corporate Retail); Vice President, Palmer Companies, Inc. (Small Business and Shopping Center Development); PLB (Real Estate Equipment Leasing).	[32]	None

Maynard F. Oliverius One Security Benefit Place Topeka, KS 66636-0001 (DOB: 12/18/43)	Director	Director since 1998	Current: President and Chief Executive Officer, Stormont-Vail HealthCare.	[32]	None

Jerry B. Farley One Security Benefit Place Topeka, KS 66636-0001 (DOB: 9/20/46)	Director	Director since 2005	Current: President, Washburn University.	[32]	Westar Energy, Inc.; and CoreFirst Bank and Trust

Directors who are “Interested Persons”[2]

Richard M. Goldman Six Landmark Square Stamford, CT 06901 (DOB: 3/4/61)	Director, President, and Chairman of the Board	Director since 2008

Current: Senior Vice President, Security Benefit Corporation; CEO, Security Benefit Asset Management Holdings, LLC; CEO, President & Manager Representative, Security Investors, LLC; CEO& Manager, Rydex Holdings, LLC; CEO, President & Manager, Rydex Distributors, LLC; Manager, Rydex Fund Services, LLC; and President & Trustee, Rydex Series Funds, Rydex ETF Trust, Rydex Dynamic Funds and Rydex Variable Trust.

Director, First Security Benefit Life Insurance Company (2007-2010); President & Director, Security Global Investors (2010-2011); CEO & Director, Rydex Advisors, LLC & Rydex Advisor II, LLC (2010); and

Director, Security Distributors, Inc. (2007-2009). Managing Member, RM Goldman Partners, LLC (2006-2007). President and CEO, ForstmannLeff (2003-2005).

				[32]	Rydex Series Funds (60); Rydex ETF Trust (25); Rydex Dynamic Funds (8); Rydex Variable Trust (58)

1	Directors serve until the next annual meeting or their successors are duly elected and qualified.
2	This director is deemed to be an “interested person” of the Funds under the 1940 Act by reason of his position with the Fund’s Investment Manager and/or the parent of the Investment Manager.

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Name, Address and Age	Position(s) held with the Funds	Term of Office and Length of Time Served[1]	Principal Occupation(s) during the Past 5 Years
Officers

Mark P. Bronzo One Security Benefit Place Topeka, KS 66636-0001 (DOB 11/1/60)	Vice President	Since 2008	Current: Portfolio Manager, Security Investors, LLC. Managing Director and Chief Compliance Officer, Nationwide Separate Accounts LLC. (2003-2008)

Keith A. Fletcher One Security Benefit Place Topeka, KS 66636-0001 (DOB 02/18/58)	Vice President	Since 2010

Current: Senior Vice President, Security Investors, LLC; Vice President, Rydex Holdings, LLC; Vice President, Rydex Specialized Products, LLC; Vice President, Rydex Distributors, LLC; Vice President, Rydex Fund Services, LLC; Vice President and Director, Advisor Research Center, Inc.; and Vice President, Rydex Series Funds, Rydex ETF Trust, Rydex Dynamic Funds and Rydex Variable Trust

Vice President, Security Global Investors, LLC (2010-2011); Vice President, Rydex Advisors, LLC (2010); and Vice President, Rydex Advisors II, LLC (2010)

Joanna M. Haigney One Security Benefit Place Topeka, KS 66636-0001 (DOB 10/10/1966)	Chief Compliance Officer	Since 2010

Current: Chief Compliance Officer & Secretary, Rydex Series Funds, Rydex ETF Trust, Rydex Dynamic Funds, and Rydex Variable Trust; Vice President, Rydex Holdings, LLC; Vice President, Security Benefit Asset Management Holdings, LLC; and Senior Vice President & Chief Compliance Officer, Security Investors, LLC

Senior Vice President, Security Global Investors, LLC (2010-2011); Chief Compliance Officer and Senior Vice President, Rydex Advisors, LLC & Rydex Advisors II, LLC (2010)

Nikolaos Bonos One Security Benefit Place Topeka, KS 66636-0001 (DOB 05/30/1963)	Treasurer	Since 2010

Current: Senior Vice President, Security Investors, LLC; Chief Executive Officer & Manager, Rydex Specialized Products, LLC; Chief Executive Officer & President, Rydex Fund Services, LLC; Vice President, Rydex Holdings, LLC; Vice President & Treasurer, Rydex Series Funds; Rydex ETF Trust; Rydex Dynamic Funds; and Rydex Variable Trust; and Vice President, Security Benefit Asset Management Holdings, LLC

Senior Vice President, Security Global Investors, LLC (2010-2011); and Senior Vice President, Rydex Advisors, LLC and Rydex Advisors II, LLC

Joseph M. Arruda One Security Benefit Place Topeka, KS 66636-0001 (DOB 09/05/1966)	Assistant Treasurer	Since 2010

Current: Vice President, Security Investors, LLC; Chief Financial Officer & Manager, Rydex Specialized Products, LLC; and Assistant Treasurer, Rydex Series Funds; Rydex Dynamic Funds; Rydex ETF Trust; and Rydex Variable Trust

Vice President, Security Global Investors, LLC (2010-2011); and Vice President, Rydex Advisors, LLC and Rydex Advisors II, LLC (2010)

Amy J. Lee One Security Benefit Place Topeka, KS 66636-0001 (DOB 6/5/61)	Secretary and Vice President	Since 1987 (Secretary) Since 2007 (Vice President)

Current: Senior Vice President & Secretary, Security Investors, LLC; Secretary & Chief Compliance Officer, Security Distributors, Inc.; Vice President, Associate General Counsel & Assistant Secretary, Security Benefit Life Insurance Company and Security Benefit Corporation; Associate General Counsel, First Security Benefit Life Insurance and Annuity of New York; Vice President & Assistant Secretary, Rydex Series Funds, Rydex ETF Trust, Rydex Dynamic Funds, and Rydex Variable Trust; Vice President & Secretary, Rydex Holdings, LLC Secretary, Advisor Research Center, Inc., Rydex Specialized Products, LLC, Rydex Distributors, LLC and Rydex Fund Services, LLC; and Assistant Secretary, Security Benefit Clinic and Hospital

Senior Vice President & Secretary, Security Global Investors, LLC (2007-2011); Senior Vice President & Secretary, Rydex Advisors, LLC and Rydex Advisors II, LLC (2010); and Director, Brecek & Young Advisors, Inc. (2004-2008)

Mark A. Mitchell One Security Benefit Place Topeka, KS 66636-0001 (DOB 8/24/64)	Vice President	Since 2003	Current: Portfolio Manager, Security Investors, LLC Vice President and Portfolio Manager, Security Benefit Life Insurance Company (2003-2010)

Joseph C. O’Connor One Security Benefit Place Topeka, KS 66636-0001 (DOB 7/15/60)	Vice President	Since 2008	Current: Portfolio Manager, Security Investors, LLC. Managing Director, Nationwide Separate Accounts LLC. (2003-2008)

52

Name, Address and Age	Position(s) held with the Funds	Term of Office and Length of Time Served[1]	Principal Occupation(s) during the Past 5 Years

Daniel W. Portanova One Security Benefit Place Topeka, KS 66636-0001 (DOB 10/2/60)	Vice President	Since 2008	Current: Portfolio Manager, Security Investors, LLC. Managing Director, Nationwide Separate Accounts LLC. (2003-2008)

James P. Schier One Security Benefit Place Topeka, KS 66636-0001 (DOB 12/28/57)	Vice President	Since 1998	Current: Senior Portfolio Manager, Security Investors, LLC Vice President & Senior Portfolio Manager, Security Benefit Life Insurance Company (1998-2010)

David G. Toussaint One Security Benefit Place Topeka, KS 66636-0001 (DOB 10/10/66)	Vice President	Since 2005	Current: Portfolio Manager, Security Investors, LLC. Assistant Vice President and Portfolio Manager, Security Benefit Life Insurance Company. (2005-2009)

1	Officers serve until the next annual meeting or their successors are duly elected and qualified.

The directors and officers of the Series hold identical offices in each of the other funds in the Family of Funds. On September 21, 2011 the Board of SBL Fund approved a proposal to elect seven individuals to the Board. On November 22, 2011, the shareholders of SBL Fund elected each of the Directors listed above as well as another nominee, Donald C. Cacciapaglia, who is a member of senior management of Guggenheim’s investment management business and would be deemed an “interested person” (as that term is defined for regulatory purposes) of Income Fund. Mr. Cacciapaglia is not serving as a Director until an additional Director who is not deemed to be an “interested person” is appointed. This search for an additional non-interested Director is still underway. Information relating the Mr. Cacciapaglia is as follows:

Name, Address and Age	Position(s) held with the Funds	Term of Office and Length of Time Served	Principal Occupation(s) during the Past 5 Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships held by Director

Donald C. Cacciapaglia One Security Benefit Place Topeka, KS 66636-0001 (DOB 07/01/51)	N/A	N/A	Guggenheim Investments: President and Chief Administrative Officer from February 2010 to present Channel Capital Group Inc.: Chairman and CEO from April 2002 to February 2010.	[212]	None

COMMITTEES

Audit Committee — The Board of Directors has an Audit Committee, the purpose of which is to meet with the independent registered public accountants, to review the work of the auditors, and to oversee the handling by the Investment Manager of the accounting functions for the Fund. The Audit Committee consists of the following independent directors: Messrs. Craig, Chubb, Farley and Oliverius and Ms. Lumpkin. The Audit Committee held [    ] meetings during the fiscal year ended December 31, 2011.

Contract Renewal Committee — The Board of Directors has a Contract Renewal Committee, the purpose of which is to meet in advance of the annual contract renewal meeting and review relevant information before voting on whether to renew the Fund’s investment advisory agreements. The Committee also considers whether additional information should be requested from management in connection with the annual review of the Funds’ advisory agreements. The Contract Renewal Committee consists of the following independent directors: Messrs. Craig, Chubb, Farley and Oliverius and Ms. Lumpkin. The Committee held [    ] meetings during the fiscal year ended December 31, 2011.

53

Nominating Committee — The Board of Directors has established a Nominating Committee for the purpose of considering and presenting to the Board candidates it proposes for nomination to fill independent director vacancies on the Board. Specific qualifications of candidates for Board membership will be based on the needs of the Board at the time of nomination. The Nominating Committee is willing to consider nominations received from shareholders and shall assess shareholder nominees in the same manner as it reviews its own nominees. A shareholder nominee for director should be submitted in writing to the Fund’s Secretary. Any such shareholder nomination should include, at a minimum, the following information as to each individual proposed for nominations as director: such individual’s written consent to be named in the proxy statement as a nominee (if nominated) and to serve as a director (if elected) and all information relating to such individual that is required to be disclosed in the solicitation of proxies for election of directors, or is otherwise required, in each case under applicable federal securities laws, rules and regulations. The Nominating Committee consists of Messrs. Chubb, Farley, Craig, and Oliverius and Ms. Lumpkin. The Nominating Committee held [    ] meetings during the calendar year ended December  31, 2011.

REMUNERATION OF DIRECTORS

The Fund’s directors, except those directors who are “interested persons” of the Fund, receive from the Family of Funds an annual retainer of $32,000 and a fee of $6,000 per meeting, plus reasonable travel costs, for each meeting of the board attended. In addition, certain directors who are members of the Fund’s audit committee receive a fee of $3,500 per meeting and reasonable travel costs for each meeting of the Fund’s audit committee attended and $2,500 per any telephone board meeting for which there is an agenda, minutes and a duration of one hour or more. Each Series pays proportionately its respective share of independent directors’ fees, audit committee fees and travel costs based on relative net assets.

The Investment Manager compensates its officers and directors who may also serve as officers or directors of the Fund. The Fund does not pay any fees to, or reimburse expenses of, its Directors who are considered “interested persons” of the Fund. The aggregate compensation paid by the Fund to each of the directors during the fiscal year ended December 31, 2011, and the aggregate compensation paid to each of the independent directors during the fiscal year ended December 31, 2011 by the Family of Funds, are set forth below. Each of the directors is a director of each of the other registered investment companies in the Rydex | SGI Funds, as defined on page [    ] of this Statement of Additional Information.

Names of Independent Directors of the Fund	Aggregate Compensation from SBL Fund			Pension or Retirement Benefits Accrued as Part of Fund Expenses			Estimated Annual Benefits Upon Retirement			Total Compensation from the Security Fund Complex, Including the Fund
Donald A. Chubb, Jr.	[$	35,877	]	[$	0	]	[$	0	]	[$	77,500	]
Penny A. Lumpkin	[$	35,877	]	[$	0	]	[$	0	]	[$	77,500	]
Jerry B. Farley	[$	35,877	]	[$	0	]	[$	0	]	[$	77,500	]
Harry W. Craig, Jr.	[$	35,877	]	[$	0	]	[$	0	]	[$	77,500	]
Maynard F. Oliverius	[$	35,877	]	[$	0	]	[$	0	]	[$	77,500	]

Names of Directors who are “Interested Persons” of the Fund	Aggregate Compensation from SBL Fund			Pension or Retirement Benefits Accrued as Part of Fund Expenses			Estimated Annual Benefits Upon Retirement			Total Compensation from the Security Fund Complex, Including the Fund
Richard M. Goldman	[$	0	]	[$	0	]	[$	0	]	[$	0	]

54

DIRECTORS’ OWNERSHIP OF SECURITIES

As of December 31, 2011, the Directors of the Fund beneficially owned no shares of the Series of the Fund, but beneficially owned shares of other mutual funds in the family of mutual funds overseen by the Directors in the dollar ranges set forth below:

Name of Independent Director	Aggregate Dollar Range of Equity Securities in all Registered Investment Companies Overseen by Director in Family of Investment Companies
Donald A. Chubb, Jr.	[Over $	100,000	]
Penny A. Lumpkin	[Over $	100,000	]
Harry W. Craig, Jr.	[Over $	100,000	]
Maynard F. Oliverius	[Over $	100,000	]
Jerry B. Farley	[Over $	100,000	]

The following Directors who are “interested persons” of the Fund beneficially owned no shares of the Fund and also beneficially owned shares of other mutual funds in the family of mutual funds overseen by the Directors in the dollar ranges set forth below:

Name of “Interested” Director	Aggregate Dollar Range of Equity Securities in all Registered Investment Companies Overseen by Director in Family of Investment Companies
Richard M. Goldman	[$	10,001-$50,000	]

SALE AND REDEMPTION OF SHARES

Shares of the Series are sold and redeemed at their NAV next determined after receipt and acceptance of a purchase order or receipt of a redemption request. Orders by a fund of funds for which the Investment Manager or an affiliate serves as investment manager will be treated as received by a Series at the same time that the corresponding purchase orders are received in proper form by the fund of funds and accepted. No sales or redemption charge is paid to the Series. The value of shares redeemed may be more or less than the shareholder’s cost, depending upon the market value of the portfolio securities at the time of redemption. Payment for shares redeemed will be made as soon as practicable after receipt, but in no event later than seven days after tender, except that the Fund may suspend the right of redemption during any period when trading on the NYSE is restricted or the NYSE is closed for other than weekends or holidays, or any emergency is deemed to exist by the SEC.

Each of the Series reserves the right to withdraw all or any part of the offering and to reject purchase orders.

OTHER DISTRIBUTION OR SERVICE ARRANGEMENTS

SBL and/or its affiliates may participate in arrangements whereby they compensate, out of their own resources and at no additional cost to the Series or the Series’ shareholders, financial representatives who sell SBL’s variable annuity products that invest in the Fund. Such payments, commonly referred to as “revenue sharing,” do not increase Series’ expenses and are not reflected in the fees and expenses listed in the expense tables of this prospectus. Such compensation may be paid to intermediaries for (without limitation) marketing support and/or access to sales meetings, sales representatives and management representatives of the intermediary. Such compensation may also be paid to intermediaries for inclusion of the Series on a sales list, including a preferred or select sales list, or in other sales programs. Revenue sharing may also be paid to affiliates or to intermediaries that provide services to the Series or to shareholders, including (without limitation) shareholder servicing, sub-administration or sub-transfer agency services. The compensation received by such financial representatives via these payments may be more or less than the overall compensation received by the intermediaries in connection with the sale of other investment products and may influence the products offered or recommended by the intermediary. Additional information about these arrangements is provided in the prospectus of the variable life insurance or variable annuity product or through a financial representative. These payments may create a conflict of interest by influencing the broker/dealer or other intermediary and your sales person to recommend the Series over another investment. Shareholders should inquire of an intermediary how the intermediary will be compensated for investments made in the Series.

As of the date of this Statement of Additional Information, the Investment Manager has revenue sharing arrangements in place with its affiliates (1) Security Distributors, Inc. (“SDI”), pursuant to which SDI receives 0.35% of the average daily value of the shares of all series of the Fund, except Series C, Series E, and Series P; 0.20% of the average daily value of the shares of Series E and Series P; and 0.10% of the average daily value of Series C, held

55

in certain variable annuity contracts; and (2) Security Benefit Life Insurance Company and First Security Benefit Life Insurance and Annuity Company (the “Companies”) pursuant to which the Companies receive 0.25% of the average daily value of the shares held in certain variable annuity contracts.

INVESTMENT MANAGEMENT

The Investment Manager, Security Investors, LLC, located at 805 King Farm Boulevard, Suite 600, Rockville, Maryland, serves as investment adviser to the Fund. The Investment Manager also acts as investment adviser to Security Equity Fund, Security Large Cap Value Fund, Security Mid Cap Growth Fund, and Security Income Fund, and, since January 2011, to the Rydex ETF Trust, Rydex Series Funds, Rydex Dynamic Funds and the Rydex Variable Trust.

The Investment Manager is a wholly owned subsidiary of SBC. On July 30, 2010, Guggenheim SBC Holdings, LLC, an investor group managed by Guggenheim Partners, LLC (“Guggenheim”), acquired control of SBC. On [February 29,] 2012, Guggenheim Capital, LLC, the parent company of Guggenheim, acquired Security Benefit Asset Management Holdings, LLC, the indirect holding company of the Investment Manager and certain affiliated businesses. Guggenheim is a global, independent, privately held, diversified financial services firm with more than $100 billion in assets under supervision.]

Investment Advisory Agreement — The Investment Manager serves as investment adviser to the Fund under an Investment Advisory Contract. The contract may be terminated without penalty at any time by either party on 60 days’ written notice and is automatically terminated in the event of its assignment.

Pursuant to the Investment Advisory Contract, the Investment Manager furnishes investment advisory, statistical and research services, supervises and arranges for the purchase and sale of securities on behalf of the Fund, and provides for the compilation and maintenance of records pertaining to the investment advisory function. For such services, the Investment Manager is entitled to receive compensation on an annual basis as reflected in the table below.

Management Fees (Net of Waivers) (expressed as a percentage of average net assets, calculated daily and paid monthly)

Series A (Large Cap Core Series)

Series E (U.S. Intermediate Bond Series)

Series J (Mid Cap Growth Series)

Series P (High Yield Series)

Series V (Mid Cap Value Series)

Series Y (Large Cap Concentrated Growth Series)

	[0.75	%]
Series B (Large Cap Value Series)	[0.65	%]
Series C (Money Market Series)	[0.50	%]
Series D (MSCI EAFE Equal Weight Series) Series O (All Cap Value Series)	[0.70	%]
Series N (Managed Asset Allocation Series)	[1.00	%]
Series Q (Small Cap Value Series)*	[0.95	%]
Series X (Small Cap Growth Series)	[0.85	%]
Series Z (Alpha Opportunity Series)	[1.25	%]

56

During the last three fiscal years, the Fund paid the following amounts to the Investment Manager for its services:

Fund	Year		Investment Advisory Fees Paid to Investment Manager	Investment Advisory Fees Waived by and Reimbursements from Investment Manager
Series A (Large Cap Core)	2010		$1,619,630	$0
	2009		1,254,402	0
	2008		1,891,460	0
Series B (Large Cap Value)	2010		1,829,913	0
	2009		1,647,391	0
	2008		2,422,416	0
Series C (Money Market)	2010		681,428	0
	2009		1,043,540	0
	2008		1,091,650	0
Series D (MSCI EAFE Equal Weight)	2010	[5]	2,556,930	0
	2009	[5]	2,566,995	0
	2008	[5]	4,167,035	0
Series E (U.S. Intermediate Bond)	2010		988,459	162,543
	2009		850,765	170,154
	2008		862,296	172,461
Series J (Mid Cap Growth)	2010		1,150158	0
	2009		1,023,840	0
	2008		1,436,241	0
Series N (Managed Asset Allocation)	2010		772,349	0
	2009		743,569	0
	2008		1,001,329	0
Series O (All Cap Value)	2010		1,116,412	0
	2009		1,033,934	0
	2008	[1]	2,178,000	0
Series P (High Yield)	2010		985,177	0
	2009		828,232	0
	2008		716,980	0
Series Q (Small Cap Value)	2010		1,136,876	0
	2009	[4]	954,269	0
	2008		1,347,358	0
Series V (Mid Cap Value)	2010		2,280,944	0
	2009		1,955,255	0
	2008		2,444,876	0
Series X (Small Cap Growth)	2010		316,525	0
	2009		262,642	0
	2008	[3]	486,393	0

57

Fund	Year		Investment Advisory Fees Paid to Investment Manager	Investment Advisory Fees Waived by and Reimbursements from Investment Manager
Series Y (Large Cap Concentrated Growth)	2010		307,319	0
	2009		254,806	0
	2008		385,731	0
Series Z (Alpha Opportunity)	2010		258,694	41,595
	2009		276,548	0
	2008	[2]	891,815	0

1	The amounts of investment advisory fees paid by Series O to the Investment Manager for the periods prior to August 18, 2008 were based on Series O’s investment advisory fee of 1.00%. Effective August 18, 2008, the investment advisory fee payable by Series O to the Investment Manager is lowered to 0.70% of average daily net assets on an annual basis.
2	The amounts of investment advisory fees paid by Series Z to the Investment Manager for the periods prior to August 18, 2008 were based on Series Z’s previous investment advisory fee, which included a performance-based component. Effective August 18, 2008, the investment advisory fee payable by Series Z to the Investment Manager is 1.25% of average daily net assets on an annual basis.
3	The amounts of investment advisory fees paid by Series X to the Investment Manager for the periods prior to November 24, 2008, were based on Series X’s investment advisory fee of 1.00%. Effective November 24, 2008, the investment advisory fee payable by Series X to the Investment Manager is lowered to 0.85% of average daily net assets on an annual basis.
4	Effective February 9, 2009, the management fee for Series Q changed from 1.00% to 0.95%.
5	The amounts of investment advisory fees paid by Series D to the Investment Manager were based on Series O’s investment advisory fee of 1.00%. Effective [April 29], 2011, the investment advisory fee payable by Series D to the Investment Manager is lowered to 0.70% of average daily net assets on an annual basis.

The Investment Manager has agreed through [May 1, 2013], to reimburse the Series or waive a portion of its management fee for any amount by which the total annual expenses of the Series (including management fees, but excluding interest, taxes, brokerage commissions, and extraordinary expenses) for any fiscal year exceeds the level of expenses which the Series are permitted to bear under the most restrictive expense limitation imposed by any state in which shares of the Funds are then qualified for sale. (The Investment Manager is not aware of any state that currently imposes limits on the level of mutual fund expenses.)

In addition, the Investment Manager has agreed to reduce its advisory fees and make payments to the extent necessary to limit the ordinary operating expenses (including distribution fees but not brokerage costs, dividends on securities sold short, interest, taxes, litigation, indemnification, acquired fund fees and expenses, or extraordinary expenses) of the Series listed below to the listed percentages of those Series’ average daily net assets.

Series	Expense Cap
[Series E (U.S. Intermediate Bond Series)	0.81%
Series O (All Cap Value Series)	1.00%
Series Z (Alpha Opportunity Series)	2.35%]

Pursuant to a Fund Accounting and Administration Agreement, as amended, the Investment Manager also acts as the administrative agent for the Fund and, as such, performs administrative functions and the bookkeeping, accounting and pricing functions for the Fund. For these services the Investment Manager receives, on an annual basis, a fee of:

1.	0.095% for Series A, B, C, E, J, O, P, Q, V, X and Y (based on average daily net assets) or $25,000 per Series per year, whichever is greater.

2.	0.15% for Series D and N (based on average daily net assets) or $60,000 per Series per year, whichever is greater.

3.	0.15% for Series Z (based on average daily net assets) or $25,000 per year, whichever is greater.

The administrative fees paid by the Fund during its fiscal years ended December 31, 2011, 2010, and 2009 were $[        ], $2,183,444, and $2,290,232, respectively.

Pursuant to a Transfer Agency Agreement with the Fund, as amended, Rydex Fund Services, LLC (the “Transfer Agent”) acts as the transfer agent for the Fund. As such, the Transfer Agent performs all shareholder servicing

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functions, including transferring record ownership, processing purchase and redemption transactions, answering inquiries, mailing shareholder communications and acting as the dividend disbursing agent for the separate accounts of participating insurers to which shares of the Fund are sold. For these services, the Transfer Agent receives the following fees with respect to each Series of the Fund:

1.	Account Set-Up Charge – A fee of $4 to open an account on the Transfer Agent’s transfer agency system to hold shares of the Series.

2.	Annual Maintenance Charge – An annual per account fee of: (i) $8 per open account for regular accounts; (ii) $6.50 per open account with respect to accounts which are Matrix Level III pursuant to the National Securities Clearing Corporation networking systems; and (iii) $5 per account for closed accounts that remain outstanding on the Transfer Agent’s transfer agency system (regardless of whether such accounts are regular or Matrix Level III).

3.	Transaction Charge – A per transaction charge of (i) $1.10 per transaction for regular accounts and (ii) $0.60 per transaction for accounts that are Matrix Level III.

Each Series of the Fund is also subject to a minimum fee per year of $25,000.

Prior to February 11, 2011, the Investment Manager served as the Fund’s transfer agent and the Fund paid the Investment Manager $[—], $356,250 and $375,000 in transfer agency fees during the fiscal years ended December 31, 2011, 2010 and 2009, respectively. The Fund paid the Transfer Agent transfer agency fees during the fiscal year ended December 31, 2011 in the amount of $[—]. The Fund did not pay the Transfer Agent any transfer agency fees during the fiscal years ended December 31, 2010 and 2009.

The Fund will pay all of its expenses not assumed by the Transfer Agent or the Distributor including organization expenses; directors’ fees; fees and expenses of Fund’s custodians; taxes and governmental fees; interest charges; any membership dues; brokerage commissions; expenses of preparing and distributing reports to shareholders; costs of shareholder and other meetings; and legal, auditing and accounting expenses. The Fund will also pay all for the preparation and distribution of the prospectus to its shareholders and all expenses in connection with its registration under federal and state securities laws. The Fund pays nonrecurring expenses that may arise, including litigation expenses affecting the Fund.

The Fund’s Investment Advisory Contract, Fund Accounting and Administration Agreement and Transfer Agency Agreement are renewable annually by the Fund’s Board of Directors or by a vote of a majority of each individual Series’ outstanding securities and, in either event, by a majority of the Board who are not parties to the Agreements or interested persons of any such party. The Agreements provide that they may be terminated without penalty at any time by either party on 60 days’ notice and are automatically terminated in the event of assignment.

SUB-ADVISERS

The Investment Manager has entered into a sub-advisory agreement with Mainstream Investment Advisers, LLC (“Mainstream”), 101 West Spring Street, Fourth Floor, New Albany, Indiana 47150, to provide investment advisory services with regard to a portion of the total assets of Series Z. Pursuant to this agreement, Mainstream furnishes investment advisory services, supervises and arranges for the purchase and sale of securities on behalf of a portion of the assets of Series Z and provides for the compilation and maintenance of records pertaining to such investment advisory services, subject to the control and supervision of the Fund’s Board of Directors and the Investment Manager. For such services, the Investment Manager pays Mainstream an annual fee equal to 1.45% of that portion of Series Z’s average daily net assets managed by Mainstream.

Series Z’s assets are usually reallocated between Mainstream and the Investment Manager on a monthly basis as described in the Prospectus so that the Series returns to the target allocation. This procedure ensures that the Investment Manager cannot make allocation decisions that favor the Investment Manager over Mainstream.

Mainstream is a limited liability company controlled by its members, including William Jenkins and William Gernert. Mainstream, which focuses on providing advisory services to high net worth individuals and institutional investors, managed approximately $[        ] million in assets as of December 31, 2011. Series Z is the first registered investment company managed (at least in part) by Mainstream.

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Prior to [—], 2012, T. Rowe Price (“T. Rowe”) acted as a sub-adviser to Series N. Pursuant to an investment sub-advisory agreement, T. Rowe furnished investment advisory services, supervised and arranged for the purchase and sale of securities on behalf of Series N and provided for the compilation and maintenance of records pertaining to such investment advisory services, subject to the control and supervision of the Board of Directors of the Fund and the Investment Manager. T. Rowe is a wholly owned subsidiary of T. Rowe Price Group, Inc., a publicly traded financial services holding company for the T. Rowe Price affiliated companies. The Investment Manager paid T. Rowe, on an annual basis, an amount equal to 0.50% of the average net assets of Series N which are less than $25 million and 0.35% of average net assets of Series N of $25 million and over for management services provided to Series N. Effective [—], 2012, the Board of Directors of the Fund terminated the sub-advisory agreement with T. Rowe and the Investment Manager assumed all advisory obligations and responsibilities.

Prior to January 14, 2011 Security Global Investors, LLC (“SGI”) acted as a sub-adviser to the Series D and a portion of the total assets of Series Z. Pursuant to sub-advisory agreements between the Investment Manager and SGI, SGI furnished investment advisory, statistical and research services, supervised and arranged for the purchase and sale of securities on behalf of the Series and provided for the compilation and maintenance of records pertaining to such investment advisory services, subject to the control and supervision of the Fund’s Board of Directors and the Investment Manager. For such services to Series D, the Investment Manager paid SGI an annual fee equal to a percentage of the average daily closing value of the combined net assets of the Series and another series, computed on a daily basis as follows: 0.35% of the combined average daily net assets up to $300 million, plus 0.30% of such assets over $300 million up to $750 million and 0.25% of such assets over $750 million. For such services to Series Z, the Investment Manager paid SGI an annual fee equal to 1.45% of that portion of Series Z's average daily net assets managed by SGI. Effective January 14, 2011, SGI was merged with and into the Investment Manager.

The Sub-Advisory Agreement with Mainstream has been approved by the Board of Directors.

During the fiscal years ended December 31, 2011, 2010, and 2009, the Investment Manager paid the following amounts to the sub-advisers for their services:

Series	Year	Sub-Advisory Fees Paid to Sub-Adviser		Sub-Advisory Fees Waived by Sub-Adviser
D1	2011	$	[ ]	$	[ ]
	2010		877,990		0
	2009		878,016		0
N2	2011	$	[ ]	$	[ ]
	2010		308,679		0
	2009		298,390		0
Q	2011		$0		$0
	2010		0		0
	2009		43,811		0
Z	2011	$	[ ]	$	[ ]
	2010		241,816		0
	2009		258,200		0

1	Series D does not currently use a sub-adviser. The total displayed here was paid to SGI, a former sub-adviser to Series D that was merged with and into the Investment Manager in January 2011.
2	Series N does not currently use a sub-adviser. The total displayed here was paid to T. Rowe, a former sub-adviser to Series N. Effective [—], 2012, the Board of Directors of the Fund terminated the sub-advisory agreement with T. Rowe and the Investment Manager assumed all advisory obligations and responsibilities.

CODE OF ETHICS

The Fund, the Investment Manager and the Distributor each has adopted a written code of ethics (the “Code of Ethics”) which governs the personal securities transactions of “access persons” of the Fund. Access persons may invest in securities, including securities that may be purchased or held by the Fund, provided that they obtain prior clearance before engaging in securities transactions, subject to certain de minimis exceptions. Access persons include officers and directors of the Fund and Investment Manager and employees that participate in, or obtain

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information regarding, the purchase or sale of securities by the Fund or whose job relates to the making of any recommendations with respect to such purchases or sales. All access persons must report their personal securities transactions within thirty days of the end of each calendar quarter.

Subject to certain de minimis exceptions for access persons not involved in the fund accounting or asset management activities of the Investment Manager, access persons will not be permitted to effect transactions in a security if it: (a) is being considered for purchase or sale by the Fund; (b) is being purchased or sold by the Fund; or (c) is being offered in an initial public offering. Portfolio managers, research analysts, and traders are also prohibited from purchasing or selling a security within seven calendar days before or after any funds in the Family of Funds or other fund managed by an affiliated investment adviser trades in that security. Any material violation of the Code of Ethics is reported to the Board of the Fund. The Board also reviews the administration of the Code of Ethics on an annual basis and approves any material changes to the Code of Ethics pursuant to the requirements of Rule 17j-1 of the 1940 Act. In addition, each sub-adviser has adopted its own code of ethics to which the personal securities transactions of its portfolio managers and other access persons are subject. The Code of Ethics is on public file with the SEC and is available from the Commission.

PORTFOLIO MANAGERS

Information Regarding Conflicts of Interest and Compensation of Portfolio Managers —

Security Investors, LLC

Conflicts of Interest. From time to time, potential conflicts of interest may arise between a portfolio manager’s management of the investments of the Series on the one hand and the management of other registered investment companies, pooled investment vehicles and other accounts (collectively, “other accounts”) on the other. The other accounts might have similar investment objectives or strategies as a Series, track the same indexes the Series tracks or otherwise holds, purchase, or sell securities that are eligible to be held, purchased or sold by the Series. The other accounts might also have different investment objectives or strategies than the Series.

Allocation of Limited Time and Attention. A portfolio manager who is responsible for managing multiple funds and/or accounts may devote unequal time and attention to the management of those funds and/or accounts. As a result, the portfolio manager may not be able to formulate as complete a strategy or identify equally attractive investment opportunities for each of those accounts as might be the case if he or she were to devote substantially more attention to the management of a single fund. The effects of this potential conflict may be more pronounced where funds and/or accounts overseen by a particular portfolio manager have different investment strategies.

Knowledge and Timing of Series Trades. A potential conflict of interest may arise as a result of the portfolio manager’s day-to-day management of a Series. Because of his or her position with a Series, the portfolio manager knows the size, timing and possible market impact of the Series’ trades. It is theoretically possible that the portfolio manager could use this information to the advantage of other accounts and to the possible detriment of the Series.

Investment Opportunities. A potential conflict of interest may arise as a result of the portfolio manager’s management of a number of accounts with comparable investment guidelines. An investment opportunity may be suitable for both the Series and other accounts managed by the portfolio manager, but may not be available in sufficient quantities for both a Series and the other accounts to participate fully. Similarly, there may be limited opportunity to sell an investment held by a Series and another account. The Investment Manager has adopted policies and procedures reasonably designed to allocate investment opportunities on a fair and equitable basis over time.

Selection of Brokers/Dealers. Portfolio managers may be able to select or influence the selection of the brokers and dealers that are used to execute securities transactions for the funds and/or accounts that they supervise. In addition to executing trades, some brokers and dealers provide portfolio managers with brokerage and research services (as those terms are defined in Section 28(e) of the 1934 Act), which may result in the payment of higher brokerage fees than might otherwise be available. These services may be more beneficial to certain funds or accounts than to others. Although the payment of brokerage commissions is subject to the requirement that the portfolio manager determine in good faith that the commissions are reasonable in relation to the value of the brokerage and research services provided to a Series, a portfolio manager’s decision as to the selection of brokers and dealers could yield disproportionate costs and benefits among the funds and/or accounts that he or she manages.

Performance Fees. A portfolio manager may advise certain accounts with respect to which the advisory fee is based entirely or partially on performance. Performance fee arrangements may create a conflict of interest for the portfolio manager in that the manager may have an incentive to allocate the investment opportunities that he or she believes might be the most profitable to accounts with a heavily performance-oriented fee.

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Compensation Information. The Investment Manager compensates each portfolio manager for his/her management of the Series. The portfolio managers’ compensation consists of an annual salary and the potential for two discretionary awards through a short-term incentive plan and a long-term incentive plan.

The short-term incentive award is designed to create an annual pool funded through the retention of a percentage of revenue on those assets managed by the investment team. Senior management then determines individual allocations based primarily on contribution to pre-tax investment performance over the most recent one year period as well as a number of more subjective factors, including enhancements to existing products, creation of new products and concepts, support of sales, marketing and client service, and contributions to the advancement of the organization as a whole.

Certain portfolio managers are also incented through a long-term incentive plan, which is designed to reward the portfolio managers on the growth of the business as a whole. This pool funds over a three year timeframe based on the operating income growth of the business. Units, which represent the percentage of the pool, are allocated over time to individuals based upon the portfolio managers’ contributions to the company’s success as determined by management.

The Investment Manager also has a relocation plan for personnel that include its portfolio managers, which provides the following benefits:

A.	Costs associated with the transportation and storage of household goods;

B.	Reasonable and customary charges associated with the sale of the previous, primary residence (not to exceed $30,000);

C.	Temporary living expenses (not to exceed 60 days);

D.	Pre-move travel for associate and spouse to locate new housing;

E.	Costs for associate and his or her dependents to travel from the old location to the new residence.

Reimbursements for expenses that are not tax deductible will be “grossed up” (at the IRS supplemental tax rates) by the Investment Manager to minimize the associate’s tax liability. Tax deductible expenses paid by the Investment Manager will not be “grossed up.”

Mainstream Investment Advisers, LLC

Conflicts of Interest. Mainstream may conduct any other business in addition to managing and advising the Series. Without limiting the generality of the foregoing, Mainstream and its affiliates may act as investment adviser or investment manager for other registered investment companies, pooled investment vehicles, and other accounts. Mainstream may also manage funds or capital for others, may have, make and maintain investments in its own name or through other entities, may serve as a consultant, partner or stockholder of one or more registered investment companies, pooled investment vehicles, other accounts, partnerships, securities firms, or advisory firms and may act as a director, officer, and/or employee of any corporation, trustee of any trust, executor or administrator of any estate, or an administrative officer of any other business entity.

Mainstream may also be a general partner of, or investment adviser to, other registered investment companies, pooled investment vehicles and accounts with an investment strategy and objective similar to the Series. Principals and officers of Mainstream may from time to time maintain a separate account or participate as a limited partner in a pooled investment vehicle for which Mainstream serves as investment adviser contemporaneously with Mainstream’s management of the Series.

Mainstream typically aggregates orders for client portfolios with respect to the purchase and sale of securities for client portfolios using similar strategies, including securities of issuers conducting initial public offerings (“IPOs”). Where trades are aggregated, the transactions, as well as the expenses incurred in the transactions, will be allocated by Mainstream according to a policy designed to ensure that such allocation is equitable and consistent with Mainstream’s fiduciary duty to its clients.

Compensation. Mr. Jenkins is the largest equity owner of Mainstream. Mainstream compensates Mr. Jenkins and Mr. Craig pursuant to salaries established at the beginning of each calendar year by the equity members of

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Mainstream. Mr. Jenkins also receives his pro rata portion of the net income of Mainstream based upon his equity ownership in Mainstream. Mr. Craig receives bonuses based on company performance. All equity owners participate in Mainstream’s retirement plan (401k), which is open to all eligible employees and does not discriminate in favor of Mr. Jenkins.

Other Accounts Managed by Portfolio Managers — The following table identifies, as of December 31, 2011, the number of, and total assets of, other registered investment companies, pooled investment vehicles and other accounts managed by each Portfolio Manager. None of the portfolio managers beneficially own shares of any of the Series.

Portfolio Manager[1]	Other Registered Investment Companies				Other Pooled Investment Vehicles				Other Accounts
	Number		Total Assets (in millions)		Number		Total Assets (in millions)		Number		Total Assets (in millions)
[Mark P. Bronzo	2		$150.0		0		$0.0		18			$63.0
Michael Byrum	152		$13,000.0		1		$117.0		1		Less than $	5.0
Charles E. Craig	1		$5.0		6		$332.6		170			$145.3
Michael Dellapa	152		$13,000.0		1		$117.0		9		Less than $	5.0
Anna M. Dopkin	7		$5,271.9		6		$3,109.2		61			$21,015.1
Ryan Harder	152		$13,000.0		1		$117.0		6		Less than $	5.0
William H. Jenkins	1		$5.0		6		$332.6		167			$145.2
Paul A. Karpers	3		$1,774.3		4		$1,770.2		9			$2,614.9
Ray Mills	9		$3,847.3		1		$149.3		3			$898.8
Mark A. Mitchell	4		$263.2		0		$0.0		8		Less than $	5.0
Edmund M. Notzon III	37		$84,377.9		61		$6,302.6		22			$2,107.5
Joseph C. O’Connor	2		$109.9		0		$0.0		30			$9.9
Daniel Portanova	1		$142.1		0		$0.0		5			$58.6
James P. Schier	4		$2,041.9		0		$0.0		16			$241.3
Dan Shackelford	9		$13,859.9		1		$97.8		11			$2,129.1
David G. Toussaint	1		$190.3		0		$0.0		8		Less than $	5.0
Matthew Wu	[	—]	[	—]	[	—]	[	—]	[	—]		[	—]

1	As of [December 31, 2011], the Portfolio Managers manage no Registered Investment Companies, Other Pooled Investment Vehicles or Other accounts that are subject to a performance based advisory fee.]

PROXY VOTING

The Board of Directors of the Fund has delegated to the Investment Manager and Mainstream, with respect to the Series Z, the final authority and responsibility for voting proxies with respect to each Series’ underlying securities holdings. Please see Appendix B for the Proxy Voting Policies and Procedures of the Investment Manager and each sub-adviser.

Each Series will be required to file SEC Form N-PX, with their complete proxy voting records for the 12 months ended June 30, no later than August 31 of each year. The first filing of Form N-PX will be made no later than August 31 of each year. Once filed, the Form will be available without charge: (1) from the Series, upon request by calling 1-800-888-2461 and (2) on the SEC’s website at www.sec.gov.

DISTRIBUTOR

Rydex Distributors, LLC (the “Distributor”), 805 King Farm Boulevard, Suite 600, Rockville, Maryland 20850, a Maryland corporation, serves as the principal underwriter for shares of SBL Fund pursuant to the Distribution Agreement. The Distributor acts in such capacity on a best-efforts basis and offers shares of the Fund on a continuous basis. Rydex Distributors, LLC, also acts as principal underwriter for Security Equity Fund, Security Large Cap Value Fund, Security Mid Cap Growth Fund, Rydex Series Funds, Rydex Dynamic Funds, Rydex Variable Trust, and Rydex ETF Trust.

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The Distribution Agreement between Rydex Distributors, LLC and the Fund became effective as of January 2, 2010 , and is renewable annually either by the Fund’s Board of Directors or by a vote of a majority of the Fund’s outstanding securities, and in either event, by a majority of the Board who are not parties to the agreement or interested persons of any such party. The agreement may be terminated by either party upon 60 days’ written notice.

PORTFOLIO TURNOVER

[In the fiscal year ended December 31, 2010, Series E and Series Q experienced a decrease in portfolio turnover rate compared to each Series’ portfolio turnover rate for the fiscal year ended December 31, 2009 due to the Investment Manager’s appointment of new portfolio managers for the series in 2009, which caused an increase in portfolio turnover during that year.]

HOW NET ASSET VALUE IS DETERMINED

As discussed in the Prospectus for the Fund, the NAV per share of each Series is determined by dividing the total value of its securities and other assets, less liabilities, by the total number of shares outstanding. The NAV and offering price are computed once daily as of the close of regular trading hours on the NYSE (normally 4:00 p.m. Eastern Standard Time) on each day that the NYSE is open for trading (other than a day on which no shares of a Series are tendered for redemption and no order to purchase shares of a Series is received), which is Monday through Friday, except for the following dates when the NYSE is closed in observance of the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. In determining the NAV, securities listed or traded on a recognized securities exchange are valued on the basis of the last sale price. Securities listed on the NASDAQ Stock Market, Inc. (“Nasdaq”) will be valued at the Nasdaq official Closing Price, which may not necessarily represent the last sale price. If there are no sales on a particular day, the securities shall be valued at the last bid price. All other securities for which market quotations are available are valued on the basis of the last current bid price. If there is no bid price, or if the bid price is deemed unsatisfactory by the Board of Directors, then the securities shall be valued in good faith by such a method as the Board of Directors determines will reflect their fair market value. Valuations of a Series’ securities are supplied by a pricing service approved by the Board of Directors.

In addition, if between the time trading ends on a particular security and the close of trading on the NYSE events occur that materially affect the value of the security, the security may be valued at its fair value as determined in good faith by the Investment Manager under procedures approved by the Board of Directors. In such a case, the Series’ NAV will be subject to the judgment of the Investment Manager rather than being determined by the market.

The Series’ short-term debt securities may be valued by the amortized cost method. As a result of using this method, during periods of declining interest rates, the yield on shares of the Series using this method (computed by dividing the annualized income of the Series by the NAV computed as described above) may tend to be higher than a like computation made by a fund with identical investments utilizing a method of valuation based upon market prices and estimates of market prices for all of its portfolio instruments. Thus, if the use of amortized cost by the Series for instruments with remaining maturities of 60 days or less resulted in a lower aggregate portfolio value on a particular day, a prospective investor would be able to obtain a somewhat higher yield than would result from investment in a fund utilizing solely market values, and existing investors in these Series would receive less investment income. The converse would apply in a period of rising interest rates. To the extent that, in the opinion of the Board of Directors, the amortized cost value of a portfolio instrument or instruments does not represent fair value thereof as determined in good faith, the Board of Directors will take appropriate action, which would include a revaluation of all or an appropriate portion of the portfolio based upon current market factors.

Generally, trading in foreign securities markets is substantially completed each day at various times prior to the close of the NYSE. The values of foreign securities used in computing the NAV of the shares of certain Series of the Fund generally are determined as of the close of such foreign markets or the close of the NYSE, if earlier. Foreign currency exchange rates are generally determined prior to the close of the NYSE. Trading on foreign exchanges and in foreign currencies may not take place on every day the NYSE is open. Conversely, trading in various foreign

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markets may take place on days when the NYSE is not open and on other days when the Fund’s NAVs are not calculated. Therefore, the shares of a Series which invests in foreign securities may be significantly affected on days when investors have no access to the Series. The calculation of the NAV for Series that invest in foreign securities may not occur contemporaneously with the determination of the most current market prices for the securities included in such calculation, and events affecting the value of such securities and such exchange rates that occur between the times at which they are determined and the close of the NYSE will not be reflected in the computation of NAV. If during such periods, events occur that materially affect the value of such securities, the securities will be valued at their fair market value as determined in good faith by the Directors.

For purposes of determining the NAV per share of the Series, all assets and liabilities initially expressed in foreign currencies will be converted into United States dollars at the mean between the bid and offer prices of such currencies against United States dollars quoted by any major U.S. bank.

As discussed in the Fund’s Prospectus and this Statement of Additional Information, the loans (including syndicated bank loans) in which a Series may invest are not listed on any securities exchange or board of trade. syndicated bank loans are typically bought and sold by institutional investors in individually negotiated private transactions that function in many respects like an over-the-counter secondary market although typically no formal market-makers exist. This market, while having substantially grown in the past several years, generally has fewer trades and less liquidity than the secondary markets for other types of securities. Some loans have few or no trades or trade infrequently, and information regarding a specific syndicated bank loan may not be widely available or may be incomplete. Accordingly, determinations of the market value of syndicated bank loans may be based on infrequent and dated information. Because there is less reliable, objective data available, elements of judgment may play a greater role in valuation of loans than for other types of securities.

Typically syndicated bank loans are valued using information provided by an independent third party pricing service. If the pricing service cannot or does not provide a valuation for a particular syndicated bank loan or such valuation is deemed unreliable, such loan is fair valued. In fair valuing, consideration is given to several factors, which may include, among others, one or more of the following: the fundamental business data relating to the issuer or borrower; an evaluation of the forces which influence the market in which these syndicated bank loans are purchased and sold; type of holding; financial statements of the borrower; cost at date of purchase; size of holding; credit quality and cash flow of issuer; information as to any transactions in or offers for the holding; price and extent of public trading in similar securities (or equity securities) of the issuer/ borrower, or comparable companies; coupon payments; quality, value and sale-ability of collateral securing the loan; business prospects of the issuer/borrower, including any ability to obtain money or resources from a parent or affiliate; the Investment Manager’s (or sub-adviser’s) and/or the market’s assessment of the borrower’s management; prospects for the borrower’s industry and multiples (of earnings and/or cash flow) being paid for similar businesses in that industry; borrower’s competitive position within the industry; borrower’s ability to access additional liquidity through public and/or private markets; and other relevant factors. The Fund’s officers, under the general supervision of the Board of Directors, will regularly review procedures used by and valuations provided by, the pricing service for the Series.

PORTFOLIO TRANSACTIONS

Transactions in portfolio securities shall be effected in such manner as deemed to be in the best interests of the Fund and the respective Series. In reaching a judgment relative to the qualifications of a broker-dealer (“broker”) to obtain the best execution of a particular transaction, all relevant factors and circumstances will be taken into account by the Investment Manager or relevant sub-adviser, including the overall reasonableness of commissions paid to the broker, the firm’s general execution and operational capabilities, its responsiveness (which may include such things as the broker’s willingness to commit capital and whether the broker’s representatives are accommodating), and its reliability and financial condition. Subject to the foregoing considerations, the execution of portfolio transactions may be directed to brokers who furnish investment information or research services to the Investment Manager or relevant sub-adviser. Such investment information and research services include advice as to the value of securities, the advisability of investing in, purchasing, or selling securities, and the availability of securities and purchasers or sellers of securities, and furnishing analyses and reports concerning issues, industries, securities, economic factors and trends, portfolio strategy, and performance of accounts. Such investment information and research services may be furnished by brokers in many ways, including: (1) on-line database systems, and the equipment for which is provided by the broker, that enable the Investment Manager to have real-time

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access to market information, including quotations; (2) economic research services, such as publications, chart services and advice from economists concerning macroeconomic information; and (3) analytical investment information concerning particular corporations.

In some cases, the computer and other equipment furnished by the broker may have additional uses that are not related to investment services and research information. In such cases, the Investment Manager or sub-adviser must allocate the value of the computer and other equipment into research and non-research categories. Since that portion allocated to research can be paid from Fund brokerage commissions rather than being paid by the Investment Manager or sub-adviser, the Investment Manager or sub-adviser will have a conflict of interest in making the allocation. The investment services or research information provided to the Investment Manager or sub-adviser may be provided by parties other than the broker effecting the portfolio transaction.

If a transaction is directed to a broker supplying investment services or research information, the transaction charges (i.e., a commission or a charge that is deemed to be the equivalent of a commission) paid for such transaction may be in excess of the transaction charges another broker would have charged for effecting that transaction, provided that the Investment Manager or relevant sub-adviser shall have determined in good faith that the transaction charges are reasonable in relation to the value of the investment information or the research services provided, viewed in terms of either that particular transaction or the overall responsibilities of the Investment Manager or relevant sub-adviser with respect to all accounts as to which it exercises investment discretion. The Investment Manager or relevant sub-adviser may use all, none or some of such information and services in providing investment advisory services to each of the mutual funds under its management, including the Fund. Portfolio transactions may also be placed with the Distributor or with a sub-adviser’s affiliated broker (including transactions in which the security is being underwritten by an affiliated broker) to the extent and in the manner permitted by applicable law.

In addition, brokerage transactions may be placed with broker/dealers who sell variable contracts offered by SBL or shares of the Series managed by the Investment Manager and who may or may not also provide investment information and research services.

The Fund may also buy securities from, or sell securities to, dealers acting as principals or market makers. Except as noted below, the Investment Manager generally will not purchase investment information or research services in connection with such principal transactions. The Investment Manager and relevant sub-Adviser, however, may purchase investment information or research services in connection with riskless principal transactions that are reported pursuant to certain FINRA rules that ensure transparency as to security price and transaction charges, or in connection with transactions in other markets having regulations that ensure comparable transparency of security prices and charges. In addition, the Investment Manager and relevant sub-Adviser may obtain investment information or research services in connection with investments in underwritten fixed price offerings consistent with certain FINRA rules.

The Investment Manager may enter into agreements with certain brokers, called “Commission Sharing Agreements,” pursuant to which the Investment Manager may place trades on behalf of its clients, including Series D and Series Z, with these brokers for negotiated brokerage commission rates. In turn, under the terms of the agreements, the brokers retain a portion of the brokerage commissions to cover the trades’ execution costs and then credit a negotiated portion of the brokerage commissions to accounts used by the brokers to pay other firms for research products or services for the benefit of the Investment Manager and its clients, including Series D and Series Z.

Securities held by the Series may also be held by other investment advisory clients of the Investment Manager and/or relevant sub-adviser, including other investment companies. In addition, SBL, an affiliate of the Investment Manager, may also hold some of the same securities as the Series. When selecting securities for purchase or sale for a Series, the Investment Manager or relevant sub-adviser may at the same time be purchasing or selling the same securities for one or more of such other accounts.

Subject to the Investment Manager’s or relevant sub-adviser’s obligation to seek best execution, such purchases or sales may be executed simultaneously or “bunched.” It is the policy of the Investment Manager or relevant sub-adviser not to favor one account over the other. Any purchase or sale orders executed simultaneously (which may also include orders from SBL) are allocated at the average price and as nearly as practicable on a pro rata basis (transaction costs will also be shared on a pro rata basis) in proportion to the amounts ordered to be purchased or sold by each account. In those instances where it is not practical to allocate purchase or sale orders on a pro rata basis, the allocation will be made on a rotating or other equitable basis.

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While it is conceivable that in certain instances this procedure could adversely affect the price or number of shares involved in a Series’ transaction, it is believed that the procedure generally contributes to better overall execution of the Series’ portfolio transactions. The Board of Directors of the Fund has adopted guidelines governing this procedure and will monitor the procedure to determine that the guidelines are being followed and that the procedure continues to be in the best interest of the Fund and its shareholders. With respect to the allocation of initial public offerings (“IPOs”), the Investment Manager or relevant sub-adviser may determine not to purchase such offerings for certain of its clients (including investment company clients) due to the limited number of shares typically available to the Investment Manager or relevant sub-adviser in an IPO.

The following table sets forth the brokerage fees paid by the Fund during the last three fiscal years and certain other information:

Year	Total Brokerage Commissions Paid		Brokerage Commissions Paid to Security Distributors, Inc., the Underwriter		Transactions Directed to and Commissions Paid to Broker-Dealers who also Performed Services
					Transactions		Brokerage Commissions
2011	$	[ ]	$	[ ]	$	[ ]	$	[ ]
2010		3,461,285		0		1,176,592,873		939,277
2009		3,979,169		0		1,208,587,906		1,027,342

OppenheimerFunds, Inc. (OFI) cannot provide a principal amount on soft dollar trades due to their trade allocation policies. Third-party research credits are allocated on a quarterly basis from the pool of total eligible commissions generated. OFI believes that separating the research designation from the execution of a particular trade provides for better trading administration and reduces the appearance and potential for a conflict of interest at the point of execution. Beginning August 1, 2007, SGI began acting as sub-adviser to 50% of the assets of Series D. Effective May 1, 2008, OFI no longer provided investment advisory services to Series D, and SGI acted as sub-adviser to 100% of the assets of Series D. Effective January 14, 2011, SGI was merged with and into the Investment Manager.

DISTRIBUTIONS AND FEDERAL INCOME TAX CONSIDERATIONS

The following is a summary of certain United States federal income tax consequences relating to the ownership of shares in the Fund by the separate accounts of insurance companies for the purpose of funding variable insurance policies. Unless otherwise stated, this summary deals only with the status of each Series as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), and the application of the diversification rules under sections 851(b) and 817(h) of the Code. It does not deal with any other federal, state, local or foreign tax consequences, including the possible effect of leveraged investments or the treatment of hedging devices. It also does not deal with insurance companies that are not domiciled in the United States. This summary is based on the Code, the United States Treasury regulations thereunder (the “Treasury Regulations”) and administrative and judicial interpretations thereof, as of the date hereof, all of which are subject to change, on a retroactive basis. Any such changes may be applied retroactively in a manner that could cause the tax consequences to vary substantially from the consequences described below, possibly adversely affecting a beneficial owner of the Fund.

Each Series intends to qualify annually and to elect to be treated as a regulated investment company under the Code.

To qualify as a regulated investment company, each Series must, among other things: (i) derive in each taxable year at least 90% of its gross income from dividends, interest, payments with respect to certain securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, or other income derived with respect to its business of investing in such stock, securities, net income derived from an interest in a qualified publicly traded partnership or currencies (“Qualifying Income Test”); (ii) diversify its holdings so that, at the end of each quarter of the taxable year (or within 30 days after such quarter), (a) at least 50% of the market value of the Series’ assets is represented by cash, cash items, U.S. government securities, the securities of other regulated investment companies, and other securities, with such other securities of any one issuer limited for the purposes of this calculation to an amount not greater than 5% of the value of the Series’ total assets or 10% of the outstanding voting securities of such issuer and (b) not more than 25% of the value of its total assets is invested in the securities of any one issuer (other than U.S. government securities or the securities of other regulated investment companies), or of two or more issuers which the Series controls (as that term is defined in the relevant provisions of the Code) and which are determined to be engaged in the same or similar trades or businesses or related trades or businesses, or one or more qualified publicly traded partnerships. The Treasury Department (“Treasury”) is authorized to

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promulgate regulations under which foreign currency gains would constitute qualifying income for purposes of the Qualifying Income Test only if such gains are directly related to investing in securities (or options and futures with respect to securities). To date, no such regulations have been issued.

A Series qualifying as a regulated investment company and that distributes at least 90% of the sum of its investment company taxable income (which includes, among other items, dividends, interest, and net short-term capital gains in excess of any net long-term capital losses) and its net tax-exempt interest each taxable year generally will not be subject to U.S. federal income tax on its income and net capital gains (any net long-term capital gains in excess of the net short-term capital losses), if any, that it distributes to shareholders. Each Series intends to distribute to its shareholders, at least annually, all or substantially all of its investment company taxable income and any net capital gains.

Generally, regulated investment companies, like the Fund, must distribute amounts on a timely basis in accordance with a calendar year distribution requirement in order to avoid a nondeductible 4% excise tax. Generally, to avoid the tax, a regulated investment company must distribute during each calendar year, (i) at least 98% of its ordinary income (not taking into account any capital gains or losses) for the calendar year, (ii) at least 98.2% of its capital gains in excess of its capital losses (adjusted for certain ordinary losses) for the 12-month period ending on October 31 of the calendar year, and (iii) all ordinary income and capital gains for previous years that were not distributed or taxed during such years. To avoid application of the excise tax, each Series intends, to the extent necessary, to make its distributions in accordance with the calendar year distribution requirement. A distribution is treated as paid on December 31 of the calendar year if it is declared by a Series in October, November or December of that year to shareholders of record on a date in such a month and paid by the Series during January of the following calendar year. Such distributions are taxable to shareholders in the calendar year in which the distributions are declared, rather than the calendar year in which the distributions are received. The excise tax provisions described above do not apply to a regulated investment company, like a Series, all of whose shareholders at all times during the calendar year are segregated asset accounts of life insurance companies where the shares are held in connection with variable contracts, and certain qualified pension plans or tax-exempt entities. (For this purpose, any shares of a Series attributable to an investment in a Series not exceeding $250,000 made in connection with the organization of the Series shall not be taken into account.) Accordingly, if this condition regarding the ownership of shares of a Series is met, the excise tax will be inapplicable to that Series.

If a Series were unable to distribute an amount equal to substantially all of its investment company taxable income (as determined for U.S. tax purposes) within applicable time periods, the Series would not qualify for the favorable federal income tax treatment afforded regulated investment companies, or, even if it did so qualify, it might become liable for federal taxes on undistributed income. In addition, the ability of a Series to obtain timely and accurate information relating to its investments is a significant factor in complying with the requirements applicable to regulated investment companies, in making tax-related computations, and in complying with the Code Sections 851(b) and 817(h) diversification requirements. Thus, if a Series were unable to obtain accurate information on a timely basis, it might be unable to qualify as a regulated investment company, its tax computations might be subject to revisions (which could result in the imposition of taxes, interest and penalties), or it might be unable to satisfy the Code 817(h) diversification requirements, discussed below.

Code Section 817(h) Diversification — To comply with regulations under Section 817(h) of the Code, each Series will be required to diversify its investments so that on the last day of each quarter of a calendar year (or within 30 days after such quarter), no more than 55% of the value of its assets is represented by any one investment, no more than 70% is represented by any two investments, no more than 80% is represented by any three investments, and no more than 90% is represented by any four investments. Generally, securities of a single issuer are treated as one investment and obligations of each U.S. government agency and instrumentality are treated for purposes of Section 817(h) as issued by separate issuers.

Section 817(h) of the Code provides, as a safe harbor, that a separate account will be treated as being adequately diversified if the diversification requirements under Subchapter M are satisfied (as discussed above) and no more than 55% of the value of the account’s total assets is attributable to cash and cash items (including receivables), U.S. government securities and securities of other RICs.

For purposes of these alternative diversification tests, a segregated asset account investing in shares of a regulated investment company will be entitled to “look through” the regulated investment company to its pro rata portion of the regulated investment company’s assets, provided that the shares of such regulated investment company are generally held only by segregated asset accounts of insurance companies.

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In the event that a Series fails to meet the requirements of the diversification regulations, any variable contract based on that Series would not be treated as a life insurance or annuity contract for federal income tax purposes. For this purpose, a contract will be based on a Series if amounts received under such contract, or earnings thereon, are allocated to such Series. If a variable contract is no longer treated as a life insurance or annuity contract, the owner of the contract would be subject to current taxation on the income on the contract for taxable years in which such failure occurs, and thereafter. If the contract is a life insurance contract under local law, however, then certain amounts paid as death benefits will be treated as amounts paid under a life insurance contract for federal income tax purposes. If the failure to meet the diversification regulations is shown to be inadvertent, Security Benefit Life Insurance Company (or its affiliated life insurance company) as the insurance company that issued the variable contract, may be permitted to bring the Series into compliance with those rules. In such case, the diversification regulations contemplate the payment of “toll charge” based on the tax that owners of the variable contracts that are based on the “failed” Series would have paid on the income on the contract during the period when the account failed to meet the diversification regulation. Accordingly, compliance with the diversification regulations, as they may be modified from time to time, is important, and will be carefully monitored by each Series. Compliance with the diversification regulations may have the effect of reducing the return of a Series, as the investments and strategies utilized by a portfolio may be different from what the Series’ adviser might otherwise believe to be desirable.

In connection with the issuance of the diversification regulations, the Treasury announced that it would issue future regulations or rulings addressing the circumstances in which a variable contractowner’s control of the investments of a separate account may cause the contractowner, rather than the insurance company, to be treated as the owner of the assets held by the separate account. If the variable contractowner is considered the owner of the securities underlying the separate account, income and gains produced by those securities would be included currently in the contractowner’s gross income. Thus far, the Treasury has issued several pronouncements. These pronouncements, plus any future rules and regulations proscribing investment control, may adversely affect the ability of certain Series of the Fund to operate as described herein. There is, however, no certainty as to what standards, if any, Treasury will ultimately adopt. In the event that unfavorable rules or regulations are adopted, there can be no assurance that the Series will be able to operate as currently described in the Prospectus or that a Series will not have to change its investment objective or objectives, investment policies, or investment restrictions.

OWNERSHIP AND MANAGEMENT

As of [—], 2012, Security Benefit Life Insurance Company and First Security Benefit Life Insurance and Annuity Company of New York (which are affiliates of the Investment Manager) might be deemed to control the Fund by virtue of the percentage of the Fund they collectively own as depositor of the separate accounts investing in the Fund.

CAPITAL STOCK AND VOTING

The Fund has authorized the issuance of an indefinite number of shares of capital stock of $1.00 par value. Its shares are currently issued in the following Series: Series A, Series B, Series C, Series D, Series E, Series J, Series N, Series O, Series P, Series Q, Series V, Series X, Series Y and Series Z. The shares of each Series represent pro rata beneficial interest in that Series’ assets and in the earnings and profits or losses derived from the investment of such assets. Upon issuance and sale, such shares will be fully paid and non-assessable. They are fully transferable and redeemable. These shares have no preemptive rights, but the stockholders of each Series are entitled to receive dividends as declared for that Series by the Board of Directors of the Fund.

The shares of each Series have cumulative voting rights for the election of directors. Within each respective Series, each share has equal voting rights with each other share and there are no preferences as to conversion, exchange, retirement or liquidation. On other matters, all shares, (irrespective of Series) are entitled to one vote each. Pursuant to the rules and regulations of the SEC, in certain instances, a vote of the outstanding shares of the combined Series may not modify the rights of holders of a particular Series without the approval of a majority of the shares of that Series.

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CUSTODIANS, TRANSFER AGENT AND DIVIDEND-PAYING AGENT

State Street Bank and Trust Company, 225 Franklin, Boston, Massachusetts 02110, acts as custodian for the portfolio securities of Series D, N, P and Z, including those held by foreign banks and foreign securities depositories which qualify as eligible foreign custodians under the rules adopted by the SEC and that portion of the assets of Series Z managed by the Investment Manager.

UMB Bank, N.A., 928 Grand Avenue, Kansas City, Missouri 64106, acts as the custodian for the portfolio securities of Series A, B, C, E, J, O, P, Q, V, X and Y.

Rydex Fund Services, LLC, 805 King Farm Boulevard, Suite 600, Rockville, Maryland 20850, acts as the Fund’s transfer and dividend-paying agent.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The firm of [—] has been selected by the Fund’s shareholders to serve as the Fund’s independent registered public accounting firm, and as such, the firm will perform the annual audit of the Fund’s financial statements and perform other audit-related and tax services.

INDEX PUBLISHER INFORMATION

Series D utilizes the name and methodology of the MSCI EAFE Equal Weighted Index pursuant to a sub-licensing arrangement.

MSCI

SERIES D IS NOT SPONSORED, ENDORSED, SOLD OR PROMOTED BY MSCI INC. (“MSCI”), ANY OF ITS AFFILIATES, ANY OF ITS INFORMATION PROVIDERS OR ANY OTHER THIRD PARTY INVOLVED IN, OR RELATED TO, COMPILING, COMPUTING OR CREATING ANY MSCI INDEX (COLLECTIVELY, THE “MSCI PARTIES”). THE MSCI INDEXES ARE THE EXCLUSIVE PROPERTY OF MSCI. MSCI AND THE MSCI INDEX NAMES ARE SERVICE MARK(S) OF MSCI OR ITS AFFILIATES AND HAVE BEEN LICENSED FOR USE FOR CERTAIN PURPOSES BY SERIES D. NONE OF THE MSCI PARTIES MAKES ANY REPRESENTATION OR WARRANTY, EXPRESS OR IMPLIED, TO THE ISSUER OR OWNERS OF SERIES D OR ANY OTHER PERSON OR ENTITY REGARDING THE ADVISABILITY OF INVESTING IN FUNDS GENERALLY OR IN SERIES D PARTICULARLY OR THE ABILITY OF ANY MSCI INDEX TO TRACK CORRESPONDING STOCK MARKET PERFORMANCE. MSCI OR ITS AFFILIATES ARE THE LICENSORS OF CERTAIN TRADEMARKS, SERVICE MARKS AND TRADE NAMES AND OF THE MSCI INDEXES WHICH ARE DETERMINED, COMPOSED AND CALCULATED BY MSCI WITHOUT REGARD TO SERIES D OR THE ISSUER OR OWNERS OF SERIES D OR ANY OTHER PERSON OR ENTITY. NONE OF THE MSCI PARTIES HAS ANY OBLIGATION TO TAKE THE NEEDS OF THE ISSUER OR OWNERS OF SERIES D OR ANY OTHER PERSON OR ENTITY INTO CONSIDERATION IN DETERMINING, COMPOSING OR CALCULATING THE MSCI INDEXES. NONE OF THE MSCI PARTIES IS RESPONSIBLE FOR OR HAS PARTICIPATED IN THE DETERMINATION OF THE TIMING OF, PRICES AT, OR QUANTITIES OF SERIES D TO BE ISSUED OR IN THE DETERMINATION OR CALCULATION OF THE EQUATION BY OR THE CONSIDERATION INTO WHICH SERIES D IS REDEEMABLE. FURTHER, NONE OF THE MSCI PARTIES HAS ANY OBLIGATION OR LIABILITY TO THE ISSUER OR OWNERS OF SERIES D OR ANY OTHER PERSON OR ENTITY IN CONNECTION WITH THE ADMINISTRATION, MARKETING OR OFFERING OF SERIES D.

ALTHOUGH MSCI SHALL OBTAIN INFORMATION FOR INCLUSION IN OR FOR USE IN THE CALCULATION OF THE MSCI INDEXES FROM SOURCES THAT MSCI CONSIDERS RELIABLE, NONE OF THE MSCI PARTIES WARRANTS OR GUARANTEES THE ORIGINALITY, ACCURACY AND/OR THE COMPLETENESS OF ANY MSCI INDEX OR ANY DATA INCLUDED THEREIN. NONE OF THE MSCI PARTIES MAKES ANY WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE ISSUER OF SERIES D, OWNERS OF SERIES D, OR ANY OTHER PERSON OR ENTITY, FROM THE USE OF ANY MSCI INDEX OR ANY DATA INCLUDED THEREIN. NONE OF THE MSCI PARTIES SHALL HAVE ANY LIABILITY FOR ANY ERRORS, OMISSIONS OR INTERRUPTIONS OF OR IN CONNECTION WITH ANY MSCI INDEX OR ANY DATA INCLUDED THEREIN. FURTHER, NONE OF THE MSCI PARTIES MAKES ANY EXPRESS OR IMPLIED

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WARRANTIES OF ANY KIND, AND THE MSCI PARTIES HEREBY EXPRESSLY DISCLAIM ALL WARRANTIES OF MERCHANTABILITY AND FITNESS FOR A PARTICULAR PURPOSE, WITH RESPECT TO EACH MSCI INDEX AND ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL ANY OF THE MSCI PARTIES HAVE ANY LIABILITY FOR ANY DIRECT, INDIRECT, SPECIAL, PUNITIVE, CONSEQUENTIAL OR ANY OTHER DAMAGES (INCLUDING LOST PROFITS) EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

No purchaser, seller or holder of this security, product or fund, or any other person or entity, should use or refer to any MSCI trade name, trademark or service mark to sponsor, endorse, market or promote this security without first contacting MSCI to determine whether MSCI’s permission is required. Under no circumstances may any person or entity claim any affiliation with MSCI without the prior written permission of MSCI.

FINANCIAL STATEMENTS

The audited financial statements of the Fund for the fiscal year ended December 31, 2011, which are contained in the December 31, 2011 Annual Report of the Fund, are incorporated herein by reference. Copies of the Annual Report are provided without charge to every person requesting a copy of the Statement of Additional Information.

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APPENDIX A

DESCRIPTION OF SHORT-TERM INSTRUMENTS

The types of instruments that may form the major part of Series C’s (Money Market Series) investments are described below:

U.S. Government Securities — Federal agency securities are debt obligations which principally result from lending programs of the U.S. government. Housing and agriculture have traditionally been the principal beneficiaries of federal credit programs, and agencies involved in providing credit to agriculture and housing account for the bulk of the outstanding agency securities.

Some U.S. government securities, such as treasury bills and bonds, are supported by the full faith and credit of the U.S. Treasury; others are supported by the right of the issuer to borrow from the Treasury; others, such as those of the Federal National Mortgage Association, are supported by the discretionary authority of the U.S. government to purchase the agency’s obligations; still others such as those of the Student Loan Marketing Association are supported only by the credit of the instrumentality.

U.S. Treasury bills are issued with maturities of any period up to one year. Three-month bills are currently offered by the Treasury on a 13-week cycle and are auctioned each week by the Treasury. Bills are issued in bearer form only and are sold only on a discount basis, and the difference between the purchase price and the maturity value (or the resale price if they are sold before maturity) constitutes the interest income for the investor.

Certificates of Deposit — A certificate of deposit is a negotiable receipt issued by a bank or savings and loan association in exchange for the deposit of funds. The issuer agrees to pay the amount deposited plus interest to the bearer of the receipt on the date specified on the certificate.

Commercial Paper — Commercial paper is generally defined as unsecured short-term notes issued in bearer form by large well-known corporations and finance companies. Maturities on commercial paper range from a few days to nine months. Commercial paper is also sold on a discount basis.

Bankers’ Acceptances — A banker’s acceptance generally arises from a short-term credit arrangement designed to enable businesses to obtain funds to finance commercial transactions. Generally, an acceptance is a time draft drawn on a bank by an exporter or an importer to obtain a stated amount of funds to pay for specific merchandise. The draft is then “accepted” by a bank that, in effect, unconditionally guarantees to pay the face value of the instrument on its maturity date.

DESCRIPTION OF COMMERCIAL PAPER RATINGS

A Prime rating is the highest commercial paper rating assigned by Moody’s Investors Service, Inc. (“Moody’s”). Issuers rated Prime are further referred to by use of numbers 1, 2 and 3 to denote relative strength within this highest classification. Among the factors considered by Moody’s in assigning ratings are the following: (1) evaluation of the management of the issuer; (2) economic evaluation of the issuer’s industry or industries and an appraisal of speculative type risks which may be inherent in certain areas; (3) evaluation of the issuer’s products in relation to competition and customer acceptance; (4) liquidity; (5) amount and quality of long-term debt; (6) trend of earnings over a period of 10 years; (7) financial strength of a parent company and the relationships which exist with the issuer; and (8) recognition by management of obligations which may be present or may arise as a result of public interest questions and preparations to meet such obligations.

Commercial paper rated “A” by Standard & Poor’s Corporation (“S&P”) has the highest rating and is regarded as having the greatest capacity for timely payment. Commercial paper rated A-1 by S&P has the following characteristics: (1) liquidity ratios are adequate to meet cash requirements; (2) long-term senior debt is rated “A” or better; (3) the issuer has access to at least two additional channels of borrowing; (4) basic earnings and cash flow have an upward trend with allowance made for unusual circumstances; (5) typically, the issuer’s industry is well established and the issuer has a strong position within the industry; and (6) the reliability and quality of management are unquestioned. Relative strength or weakness of the above factors determine whether the issuer’s commercial paper is rated A-1, A-2 or A-3.

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DESCRIPTION OF CORPORATE BOND RATINGS

Moody’s Investors Service, Inc. —

Aaa — Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt-edge.” Interest payments are protected by a large or by an exceptionally stable margin, and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa — Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

A — Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa — Bonds which are rated Baa are considered as medium grade obligations, i.e. they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present, but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba — Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B — Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa — Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca — Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other market shortcomings.

C — Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

NOTE: Moody’s applies numerical modifiers 1, 2 and 3 in each generic rating classification from Aa through B. The modifier 1 indicates that the security ranks in the higher end of its generic rating category. The modifier 2 indicates a mid-range ranking, and modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

Standard & Poor’s Corporation —

AAA — Bonds rated AAA have the highest rating assigned by Standard & Poor’s to a debt obligation. Capacity to pay interest and repay principal is extremely strong.

AA — Bonds rated AA have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in small degree.

A — Bonds rated A have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in higher rated categories.

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BBB — Bonds rated BBB are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than for bonds in higher rated categories.

BB, B, CCC, CC — Bonds rated BB, B, CCC and CC are regarded, on balance, as predominantly speculative with respect to the issuer’s capacity to pay interest and repay principal in accordance with the terms of obligation. BB indicates the lowest degree of speculation and CC the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

C — The rating C is reserved for income bonds on which no interest is being paid.

D — Debt rated D is in default and payment of interest and/or repayment of principal is in arrears.

NOTE: Standard & Poor’s ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major categories.

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APPENDIX B

PROXY VOTING POLICIES AND PROCEDURES

Security Investors, LLC

General Policy

As an investment adviser, the Firm must treat voting rights as to securities held in clients’ portfolios in a manner that is in those clients’ best interests.2

1. COMPLIANCE PROCEDURES

The Proxy Voting Guidelines, attached as Exhibit A to these Proxy Voting Policies and Procedures, set forth the guidelines that the Firm uses in voting specific proposals. However, the vote entered on a client’s behalf with respect to a particular proposal may differ from the Proxy Voting Guidelines if it is determined to be in the best interest of the client. If a proposal is voted in a manner different than set forth in the Proxy Voting Guidelines, the reasons therefor shall be documented in writing. The manner in which specific proposals are to be voted, may differ based on the type of client account. For example, a specific proposal may be considered on a case-by-case basis for socially aware client accounts, while all other accounts may always vote in favor of the proposal.

The Firm has delegated to an independent third party (the “Service Provider”), the responsibility to review proxy proposals and to vote proxies in a manner consistent with the Proxy Voting Guidelines. The Service Provider notifies the Firm of all proxy proposals that do not fall within the Proxy Voting Guidelines (i.e. proposals which are either not addressed in the Proxy Voting Guidelines or proposals for which the Firm has indicated that a decision will be made on a case-by-case basis).

Proposals which are either not addressed in the Proxy Voting Guidelines, or which are indicated to be voted case-by-case, are sent by the Service Provider to the Firm’s compliance officer. If the compliance officer determines that there is no material conflict of interest, the proposal is forwarded to the applicable portfolio manager and is voted in accordance with his or her recommendation.3 Proposals where it is determined that the Firm does have a material conflict of interest are handled as described in Section 2.

2. MATERIAL CONFLICT OF INTEREST IDENTIFICATION AND RESOLUTION

The Firm may occasionally be subject to conflicts of interest in the voting of proxies due to business or personal relationships it maintains with persons having an interest in the outcome of certain votes. For example, the Firm may provide investment management services to accounts owned or controlled by companies whose management is soliciting proxies. The Firm or its affiliates may also occasionally have business or personal relationships with other proponents of proxy proposals, participants in proxy contests, corporate directors or candidates for directorships. Determination of whether there is a material conflict of interest between the Firm and a client due to (a) the provision of services or products by the Firm or a Firm affiliate to the company on whose behalf proxies are being solicited, (b) personal relationships that may exist between personnel of the Firm or its affiliates and proponents of a proxy issue or (c) any other matter or thing, shall be made by the Firm’s compliance officer. The compliance officer may consult with the Law Department regarding any potential conflict of interest.

If a material conflict of interest is determined to exist, it may be resolved in any of the following ways:

(a)	Following the vote recommendation of an independent fiduciary appointed for that purpose.

(b)	Voting pursuant to client direction.[4]

(c)	Abstaining.

[2]	Note: only separate account clients and the Funds—and not investors in those Funds—are considered the Firm’s clients.
[3]	Any activity or function assigned to the Firm’s compliance officer under these procedures may be performed by one or more associates reporting to the compliance officer.
[4]	With respect to an investment company client, the direction of the Fund's Board, or a committee thereof, will be deemed to be “client direction.”

75

(d)	Disclosing the conflict to the client and obtaining their consent prior to voting.[5]

(e)	Voting according to a pre-determined policy as set forth in the Proxy Voting Guidelines.

The method selected by the Firm to resolve the conflict may vary from one instance to another depending upon the facts and circumstances of the situation, but in each case, consistent with its duty of loyalty and care.

3. RESPONSIBILITY AND OVERSIGHT

It is the responsibility of the Firm's compliance officer to monitor the proxy voting process. The compliance officer may designate an employee to carry out the day-to-day functions of tracking compliance with these Proxy Voting Policies and Procedures.

Proxy materials from an issuer or its information agent are forwarded to registered owners of record, typically the client's custodian bank. If a client has delegated voting discretion to the Firm, the client must instruct its custodian bank to deliver all relevant voting material to the Firm.

4. UNDUE INFLUENCE

If at any time any person involved in the Firm's proxy voting process is pressured or lobbied either by the Firm’s personnel or affiliates or third parties with respect to a particular proposal, he or she should provide information regarding such activity to the Firm’s compliance officer, or in his or her absence, to the Law Department. A determination will then be made regarding this information, keeping in mind the Firm's duty of loyalty and care to its clients.

5. RECORDKEEPING AND DISCLOSURE

The Firm will maintain the following records relating to proxy votes cast under these policies and procedures:

(a)	A copy of these policies and procedures.

(b)	A copy of each proxy statement the Firm receives regarding client securities.

(c)	A record of each vote cast by the Firm on behalf of a client.

(d)	A copy of any document created by the Firm’s personnel that was material to making a decision how to vote proxies on behalf of a client or that memorialized the basis for that decision.

(e)	A copy of each written client request for information on how the Firm voted proxies on behalf of the client, and a copy of any written response by the Firm to any client request (regardless of whether such client request was written or oral) for information on how the Firm voted proxies on behalf of the requesting client.

The foregoing records will be retained for such period of time as is required to comply with applicable laws and regulations. The Firm may rely on one or more third parties to make and retain the records referred to in items (b) and (c) above.

The Firm provides clients with a copy of its Proxy Voting Policies and Procedures, including the Proxy Voting Guidelines, upon written request. The Firm will make specific client information relating to proxy voting available to a client upon written request.

6. SPECIAL SITUATIONS

In certain situations, the Firm may be unable to vote or may determine not to vote a proxy on behalf of one or more clients. While not exhaustive, the following list of considerations highlights some potential instances in which a proxy vote might not be entered.

Securities Lending. Various accounts over which the Firm has proxy voting discretion participate in securities lending programs. Because title to loaned securities passes to the borrower, the Firm will be unable to vote any security that is out on loan to a borrower on a proxy record date. Efforts to recall loaned securities are not always

[5]	With respect to an investment company client, it will be sufficient to disclose the conflict to the Fund’s Board, or a committee thereof, and to obtain the consent of such Board or committee.

76

effective. However, the Firm reserves the right to instruct the lending agent to terminate a loan in situations where the matter to be voted upon is deemed to be material to the investment and the benefits of voting the security are deemed to outweigh the costs of terminating the loan.

Share Blocking. In certain countries the exercise of voting rights could restrict the ability of an account’s portfolio manager to freely trade the security in question (“share blocking”). The portfolio manager retains the final authority to determine whether to block the shares in the client’s account or to forego voting the shares.

Lack of adequate information, untimely receipt of proxy or excessive costs. The Firm may be unable to enter an informed vote in certain circumstances due to the lack of information provided in the proxy statement or by the issuer or other resolution sponsor, and may abstain from voting in those instances. Proxy materials not delivered in a timely manner may prevent analysis or entry of a vote by voting deadlines. The Firm’s practice is to abstain from voting a proxy in circumstances where, in its judgment, the costs exceed the expected benefits to the client.

Mainstream Investment Advisers, LLC

Mainstream Investment Advisers, LLC (“Mainstream”) has adopted the following proxy voting policies and procedures in accordance with Rule 206(4)-6 of the Investment Advisers Act of 1940. Mainstream votes proxies for the shares of the issuers it holds in the manner it determines is in the best interests of its clients.

To assist Mainstream in voting proxies, Mainstream has retained Broadridge Investor Communication Solutions, Inc. (Broadridge), to vote the proxies for issues held in its limited partnerships, co-mingled investment vehicles, and individually managed accounts. Mainstream has instructed Broadridge to follow standard voting policies established by Glass, Lewis & Co. to ensure that proxies are voted in the best interests of the clients.

If and when a vote is required on a subject that is outside the standard guidelines, Broadridge may request that Mainstream vote the proxy. Mainstream’s portfolio managers would then decide how to vote the proxy in the best interests of the clients. If conflicts of interests are discovered, Mainstream may, after careful consideration, refrain from voting the proxies.

Information about how Mainstream voted with respect to the securities owned by a client is available to the client upon written request.

A copy of this policy is maintained in Mainstream’s files. Broadridge retains a record of all votes cast by Mainstream, along with copies all proxy materials prepared in any proxy solicitation. All documents created by Mainstream with respect to a particular proxy vote or issue will be retained in Mainstream’s files. Mainstream will also retain a copy of each written client request for information on how Mainstream voted proxies on behalf of the client, and a copy of any written response by Mainstream to any (written or oral) client request for information on how the adviser voted proxies on behalf of the requesting client. All of these records will be maintained and preserved for a period of five years from the end of the fiscal year during which the last entry was made on such record.

77

805 King Farm Blvd. Suite 600 • Rockville, Maryland 20850 • www.rydex-sgi.com

Rydex Distributors, LLC

78

SBL FUND

PART C. OTHER INFORMATION

Item 28.	Exhibits

(a)	Articles of Incorporation(1)

(b)	Corporate Bylaws of Registrant(3)

(c)	Not applicable

(d)	(1) Investment Advisory Contract(8)
(2) Sub-Advisory Contract – T. Rowe Price (Series N) (8)
(3) Sub-Advisory Contract – Mainstream (Series Z) (8)

(e)	Distribution Agreement with Rydex Distributors, LLC (8)

(f)	Not applicable

(g)	(1) Custodian Agreement – UMB Bank, n.a.(4)
(2) Custodian Agreement – State Street Bank and Trust Company (2)

(h)	(1) Expense Limitation/Fee Waiver Agreement (7)
(2) Fund Accounting and Administration Agreement – Filed herewith
(3) Transfer Agency Agreement (8)

(i)	Legal Opinion – To be filed by amendment

(j)	Consent of Independent Registered Public Accounting Firm – To be filed by amendment

(k)	Not applicable

(l)	Not applicable

(m)	Not applicable

(n)	Not applicable

(o)	Reserved

(p)	Code of Ethics
(1) SBL Fund, Security Investors, LLC and Rydex Distributors, LLC(5)
(2) Sub-Adviser Code of Ethics – T. Rowe(6)
(3) Sub-Adviser Code of Ethics – Mainstream(4)

(q)	Powers of Attorney(4)

(1)	Incorporated herein by reference to the Exhibits filed with the Registrant’s Post-Effective Amendment No. 52 to Registration Statement 2-59353 (filed April 27, 2007).

(2)	Incorporated herein by reference to the Exhibits filed with Security Equity Fund’s Post-Effective Amendment No. 107 to Registration Statement 2-19458 (filed July 10, 2008).

(3)	Incorporated herein by reference to the Exhibits filed with the Registrant’s Post-Effective Amendment No. 53 to Registration Statement 2-59353 (filed April 30, 2008).

(4)	Incorporated herein by reference to the Exhibits filed with Security Equity Fund’s Post-Effective Amendment No. 112 to Registration Statement 2-19458 (filed November 13, 2009).

(5)	Incorporated herein by reference to the Exhibits filed with Security Equity Fund’s Post-Effective Amendment No. 113 to Registration Statement 2-19458 (filed January 29, 2010).

(6)	Incorporated herein by reference to the Exhibits filed with the Registrant’s Post-Effective Amendment No. 57 to Registration Statement 2-59353 (filed February 12, 2010).

(7)	Incorporated herein by reference to the Exhibits filed with Security Equity Fund’s Post-Effective Amendment No. 117 to Registration Statement 2-19458 (filed April 28, 2011).

(8)	Incorporated herein by reference to the Exhibits filed with the Registrant’s Post-Effective Amendment No. 60 to Registration Statement 2-59353 (filed April 28, 2011).

Item 29.	Persons Controlled by or Under Common Control with Registrant

The Board of Directors of SBL Fund is the same as the board of certain Guggenheim Funds, each of which has Security Investors, LLC, or an affiliate, as its investment adviser. In addition, the officers of SBL Fund are substantially identical to those of certain Guggenheim Funds. Nonetheless, SBL Fund takes the position that it is not under common control with other Guggenheim Funds because the power residing in the respective boards and officers arises as the result of an official position with the respective corporations.

Item 30.	Indemnification

A policy of insurance covering Security Investors, LLC, Rydex Distributors, LLC, Security Distributor, Inc., Registrant, Security Income Fund, Security Equity Fund, Security Mid Cap Growth Fund and Security Large Cap Value Fund insures the Registrant’s directors and officers and others against liability arising by reason of an alleged breach of duty caused by any negligent act, error or accidental omission in the scope of their duties.

Paragraph 30 of Registrant’s Bylaws, dated February 3, 1995, provides in relevant part as follows:

30.	Indemnification and Liability of Directors and Officers. Each person who is or was a Director or officer of the Corporation or is or was serving at the request of the Corporation as a Director or officer of another corporation (including the heirs, executors, administrators and estate of such person) shall be indemnified by the Corporation as of right to the full extent permitted or authorized by the laws of the State of Kansas, as now in effect and as hereafter amended, against any liability, judgment, fine, amount paid in settlement, cost and expense (including attorneys’ fees) asserted or threatened against and incurred by such person in his/her capacity as or arising out of his/her status as a Director or officer of the Corporation or, if serving at the request of the Corporation, as a Director or officer of another corporation. The indemnification provided by this bylaw provision shall not be exclusive of any other rights to which those indemnified may be entitled under the Articles of Incorporation, under any other bylaw or under any agreement, vote of stockholders or disinterested directors or otherwise, and shall not limit in any way any right which the Corporation may have to make different or further indemnification with respect to the same or different persons or classes of persons.

No person shall be liable to the Corporation for any loss, damage, liability or expense suffered by it on account of any action taken or omitted to be taken by him/her as a Director or officer of the Corporation or of any other corporation which he/she serves as a Director or officer at the request of the Corporation, if such person (a) exercised the same degree of care and skill as a prudent man would have exercised under the circumstances in the conduct of his/her own affairs, or (b) took or omitted to take such action in reliance upon advice of counsel for the Corporation, or for such other corporation, or upon statement made or information furnished by Directors, officers, employees or agents of the Corporation, or of such other corporation, which he/she had no reasonable grounds to disbelieve.

In the event any provision of this Section 30 shall be in violation of the Investment Company Act of 1940, as amended or of the rules and regulations promulgated thereunder, such provisions shall be void to the extent of such violations.

On March 25, 1988, the shareholders approved the Board of Directors’ recommendation that the Articles of Incorporation be amended by adopting the following Article Fifteen:

“A director shall not be personally liable to the corporation or to its stockholders for monetary damages for breach of fiduciary duty as a director, provided that this sentence shall not eliminate nor limit the liability of a director:

A.	for any breach of his or her duty of loyalty to the corporation or to its stockholders;

B.	for acts or omissions not in good faith or which involve intentional misconduct or a knowing violation of law;

C.	for any unlawful dividend, stock purchase or redemption under the provisions of Kansas Statutes Annotated (K.S.A.) 17-6424 and amendments thereto; or

D.	for any transaction from which the director derived an improper personal benefit.”

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 31.	Business or Other Connections of Investment Adviser

The Investment Adviser, Security Investors, LLC (“SI”), is engaged in the provision of investment advisory and management services to mutual funds and private accounts. Information as to the managing director and officers of SI, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by them in the last two years, is set forth below.

Name of Member/Director/Officer	Other Business, Profession, Vocation or Employment of Substantial Nature Within Last Two Fiscal Years
Richard Goldman Chief Executive Officer, President and Member Representative

Current:

Chief Executive Officer: Security Benefit Asset Management Holdings, LLC;

Senior Vice President: Security Benefit Corporation;

President, Chairman, and Director: SBL Fund; Security Equity Fund; Security

Large Cap Value Fund; Security Mid Cap Growth Fund; and Security Income

Fund

One Security Benefit Place

Topeka, KS 66636

Manager: Rydex Fund Services, LLC;

CEO and Manager: Rydex Holdings, LLC;

Manager, CEO, and President: Rydex Distributors LLC;

President and Trustee: Rydex Series Funds; Rydex ETF Trust; Rydex Dynamic

Funds; and Rydex Variable Trust

805 King Farm Blvd., Ste 600

Rockville, MD 20850

Historical:

Director: Security Distributors, Inc.

One Security Benefit Place

Topeka, KS 66636-0001

President: Security Global Investors, LLC

801 Montgomery Street, 2nd Floor

San Francisco, CA 94133

CEO and Director: Rydex Advisors, LLC and Rydex Advisors II, LLC

805 King Farm Blvd., Ste 600

Rockville, MD 20850

Chief Executive Officer: Rydex Advisory Services, LLC

805 King Farm Blvd., Ste 600

Rockville, MD 20850

Director: Rydex Financial Services, Inc.

805 King Farm Blvd., Ste 600

Rockville, MD 20850

Director: First Security Benefit Life Insurance and Annuity Company of New

York

800 Westchester Avenue, Suite 641 N.

Rye Brook, NY 10573

Name of Member/Director/Officer	Other Business, Profession, Vocation or Employment of Substantial Nature Within Last Two Fiscal Years
Joanna Haigney Senior Vice President and Chief Compliance Officer

Current:

Chief Compliance Officer and Secretary: Rydex Series Funds; Rydex ETF

Trust; Rydex Dynamic Funds; and Rydex Variable Trust

Vice President: Rydex Holdings, LLC

805 King Farm Blvd., Ste 600

Rockville, MD 20850

Vice President: Security Benefit Asset Management Holdings, LLC;

One Security Benefit Place

Topeka, KS 66636

Historical:

Senior Vice President and Chief Compliance Officer: Security Global

Investors, LLC

801 Montgomery Street, 2nd Floor

San Francisco, CA 94133

Senior Vice President and Chief Compliance Officer: Rydex Advisors, LLC;

and Rydex Advisors II, LLC

805 King Farm Blvd., Ste 600

Rockville, MD 20850

Senior Vice President and Chief Compliance Officer: Rydex Advisory

Services, LLC

805 King Farm Blvd., Ste 600

Rockville, MD 20850

Nick Bonos Senior Vice President

Current:

Chief Executive Officer and Manager: Rydex Specialized Products, LLC;

Chief Executive Officer and President: Rydex Fund Services, LLC;

Vice President: Rydex Holdings, LLC;

Vice President and Treasurer: Rydex Series Funds; Rydex ETF Trust; Rydex

Dynamic Funds; and Rydex Variable Trust

805 King Farm Blvd., Ste 600

Rockville, MD 20850

Vice President: Security Benefit Asset Management Holdings, LLC

One Security Benefit Place

Topeka, KS 66636

Historical:

Senior Vice President: Security Global Investors, LLC

801 Montgomery Street, 2nd Floor

San Francisco, CA 94133

Senior Vice President: Rydex Advisors, LLC and Rydex Advisors II, LLC

805 King Farm Blvd., Ste 600

Rockville, MD 20850

Treasurer, Chief Executive Officer and President: Advisor Research Center,

Inc.

805 King Farm Blvd., Ste 600

Rockville, MD 20850

Senior Vice President: Rydex Advisory Services, LLC

805 King Farm Blvd., Ste 600

Rockville, MD 20850

Name of Member/Director/Officer	Other Business, Profession, Vocation or Employment of Substantial Nature Within Last Two Fiscal Years

Michael P. Byrum Senior Vice President

Current:

President and Chief Investment Officer: Rydex Holdings, LLC;

Vice President: Rydex Series Funds; Rydex Dynamic Funds; Rydex Variable

Trust; and Rydex ETF Trust;

Chairman and Director: Advisor Research Center, Inc.;

Manager: Rydex Specialized Products, LLC;

805 King Farm Blvd., Ste 600

Rockville, MD 20850

President: Security Benefit Asset Management Holdings, LLC

One Security Benefit Place

Topeka, KS 66636

Historical:

Senior Vice President: Security Global Investors, LLC

801 Montgomery Street, 2nd Floor

San Francisco, CA 94133

Chief Investment Officer and President: Rydex Advisors, LLC; and Rydex

Advisors II, LLC

805 King Farm Blvd., Ste 600

Rockville, MD 20850

Secretary: Rydex Fund Services, LLC

805 King Farm Blvd., Ste 600

Rockville, MD 20850

President and Chief Investment Officer: Rydex Advisory Services, LLC

805 King Farm Blvd., Ste 600

Rockville, MD 20850

Keith Fletcher Senior Vice President

Current:

Senior Vice President: Rydex Holdings, LLC

Vice President and Director: Advisor Research Center, Inc.;

Vice President: Rydex Distributors, LLC; Rydex Specialized Products, LLC;

Rydex Fund Services, LLC; Rydex Series Funds; Rydex ETF Trust; Rydex

Dynamic Funds; and Rydex Variable Trust

805 King Farm Blvd., Ste 600

Rockville, MD 20850

Senior Vice President: Security Benefit Asset Management Holdings, LLC;

Vice President: SBL Fund; Security Equity Fund; Security Large Cap Value

Fund; Security Mid Cap Growth Fund; and Security Income Fund

One Security Benefit Place

Topeka, KS 66636

Historical:

Senior Vice President: Security Global Investors, LLC

801 Montgomery Street, 2nd Floor

San Francisco, CA 94133

Name of Member/Director/Officer	Other Business, Profession, Vocation or Employment of Substantial Nature Within Last Two Fiscal Years

Senior Vice President: Rydex Advisors, LLC and Rydex Advisors II, LLC

805 King Farm Blvd., Ste 600

Rockville, MD 20850

Vice President and Senior Vice President: Rydex Advisory Services, LLC

805 King Farm Blvd., Ste 600

Rockville, MD 20850

John Linnehan Senior Vice President and Chief Financial Officer

Current:

Senior Vice President and Chief Financial Officer: Rydex Holdings, LLC

805 King Farm Blvd., Ste 600

Rockville, MD 20850

Senior Vice President and Chief Financial Officer: Security Benefit Asset

Management Holdings, LLC

One Security Benefit Place

Topeka, KS 66636

Historical:

Senior Vice President: Security Global Investors, LLC

801 Montgomery Street, 2nd Floor

San Francisco, CA 94133

Senior Vice President and Chief Financial Officer: Rydex Advisors, LLC and

Rydex Advisors II, LLC

805 King Farm Blvd., Ste 600

Rockville, MD 20850

Marc Zeitoun Senior Vice President

Current:

Senior Vice President: Rydex Holdings, LLC

805 King Farm Blvd., Ste 600

Rockville, MD 20850

Senior Vice President: Security Benefit Asset Management Holdings, LLC

One Security Benefit Place

Topeka, KS 66636

Historical:

Senior Vice President: Security Global Investors, LLC

801 Montgomery Street, 2nd Floor

San Francisco, CA 94133

Senior Vice President: Rydex Advisors, LLC and Rydex Advisors II, LLC;

Director, Rydex Distributors, LLC

805 King Farm Blvd., Ste 600

Rockville, MD 20850

John Frye Treasurer

Current:

Senior Vice President, Chief Financial Officer, and Treasurer: Security Benefit

Corporation;

Senior Vice President, Chief Financial Officer, Chief Investment Officer,

Treasurer and Director: Security Benefit Life Insurance Company;

Name of Member/Director/Officer	Other Business, Profession, Vocation or Employment of Substantial Nature Within Last Two Fiscal Years

Treasurer: Security Financial Resources, Inc;

Senior Vice President, Director and Treasurer: se2, Inc.;

Senior Vice President and Treasurer: Security Benefit Asset Management

Holdings, LLC

One Security Benefit Place

Topeka, KS 66636

Director, Vice President, Chief Financial Officer, Chief Investment Officer and

Treasurer: First Security Benefit Life Insurance and Annuity Company of New

York

800 Westchester Avenue, Suite 641 N.

Rye Brook, NY 10573

Treasurer: Rydex Holdings, LLC,; Rydex Specialized Products, LLC; Rydex

Fund Services, Inc.; Advisor Research Center, Inc.,

805 King Farm Blvd., Ste 600

Rockville, MD 20850

Historical:

Treasurer: Security Global Investors, LLC

801 Montgomery Street, 2nd Floor

San Francisco, CA 94133

Treasurer: Rydex Advisors, LLC; Rydex Advisors II, LLC.; and Rydex

Advisory Services, LLC

805 King Farm Blvd., Ste 600

Rockville, MD 20850

Lisa Young Assistant Treasurer

Current:

Assistant Treasurer: Security Benefit Life Insurance Company; Security

Benefit Asset Management Holdings, LLC; se2, Inc.; and Security Financial

Resources, Inc.;

Second Vice President and Assistant Treasurer: Security Benefit Corporation

One Security Benefit Place

Topeka, KS 66636

Assistant Treasurer: Rydex Holdings, LLC; Rydex Specialized Products, LLC;

Rydex Fund Services, LLC; and Advisor Research Center, Inc.

805 King Farm Blvd., Ste 600

Rockville, MD 20850

Assistant Treasurer; First Security Benefit Life Insurance and Annuity

Company of New York

800 Westchester Avenue, Suite 641 N.

Rye Brook, NY 10573

Historical:

Assistant Treasurer: Security Global Investors, LLC

801 Montgomery Street, 2nd Floor

San Francisco, CA 94133

Assistant Treasurer: Rydex Advisors, LLC and Rydex Advisors II, LLC

805 King Farm Blvd., Ste 600

Rockville, MD 20850

Name of Member/Director/Officer	Other Business, Profession, Vocation or Employment of Substantial Nature Within Last Two Fiscal Years
Amy Lee Senior Vice President and Secretary

Current:

Secretary and Chief Compliance Officer: Security Distributors, Inc.;

Vice President, Associate General Counsel and Assistant Secretary: Security

Benefit Life Insurance Company and Security Benefit Corporation;

Vice President and Secretary: Security Benefit Asset Management Holdings,

LLC; Security Equity Fund; Security Large Cap Value Fund; Security Mid Cap

Growth Fund; Security Income Fund; and SBL Fund

One Security Benefit Place

Topeka, KS 66636

Associate General Counsel: First Security Benefit Life Insurance and Annuity

Company of New York

800 Westchester Avenue, Suite 641 N.

Rye Brook, NY 10573

Secretary: Rydex Distributors, LLC; Rydex Fund Services, LLC; and Rydex

Specialized Products, LLC;

Vice President and Secretary: Rydex Holdings, LLC;

Vice President and Assistant Secretary: Rydex Series Funds; Rydex ETF

Trust; Rydex Dynamic Funds; Rydex Variable Trust; President and Secretary:

Advisor Research Center, Inc.

805 King Farm Blvd., Ste 600

Rockville, MD 20850

Historical:

Secretary: Security Global Investors, LLC

800 Montgomery Street, 2nd Floor

San Francisco, CA 94133

Secretary: Security Financial Resources, Inc.

One Security Benefit Place

Topeka, KS 66636

Senior Vice President and Secretary: Rydex Advisors, LLC and Rydex

Advisors II, LLC

805 King Farm Blvd., Ste 600

Rockville, MD 20850

Vice President and Secretary: Rydex Advisory Services, LLC

805 King Farm Blvd., Ste 600

Rockville, MD 20850

Joe Arruda Vice President

Current:

Chief Financial Officer and Manager: Rydex Specialized Products, LLC;

Assistant Treasurer: Rydex Series Funds; Rydex Dynamic Funds; Rydex ETF

Trust; and Rydex Variable Trust

805 King Farm Blvd., Ste 600

Rockville, MD 20850

Historical:

Vice President: Security Global Investors, LLC

801 Montgomery Street, 2nd Floor

San Francisco, CA 94133

Name of Member/Director/Officer	Other Business, Profession, Vocation or Employment of Substantial Nature Within Last Two Fiscal Years

Vice President: Rydex Advisors, LLC and Rydex Advisors II, LLC

805 King Farm Blvd., Ste 600

Rockville, MD 20850

Vice President: Rydex Advisory Services, LLC

805 King Farm Blvd., Ste 600

Rockville, MD 20850

Information as to the directors and officers of the sub-advisers, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by the directors and officers of the sub-advisers in the last two years, are incorporated by reference to the following EDGAR filings.

Sub-adviser	EDGAR Filing
T. Rowe Price	The 485(b) filing of T. Rowe Price Summit Funds, Inc. dated March 18, 2011, file number 811-07093.

Mainstream Investment Advisers, LLC (“Mainstream”) is a registered investment adviser under the Investment Advisers Act of 1940, as amended. In addition to its service as sub-adviser to a portion of the total assets of Series Z, Mainstream provides investment management services to individual accounts and pooled investment vehicles.

During the past two fiscal years, none of Mainstream’s members, directors or executive officers is or has been engaged in any other business, profession, vocation or employment of a substantial nature.

Item 32.	Principal Underwriters

(a)	Rydex Distributors, LLC serves as the principal underwriter for the Security Equity Fund, Security Large Cap Value Fund, Security Mid Cap Growth Fund, Security Income Fund, Rydex Series Funds, Rydex Dynamic Funds, Rydex ETF Trust and Rydex Variable Trust.

(b)	The following information is furnished with respect to the directors and officers of Rydex Distributors, LLC

(1) Name and Principal Business Address	(2) Position and Offices with Underwriter	(3) Position and Offices with Registrant

Richard M. Goldman Six Landmark Square Stamford, CT 06901	President, CEO and Manager	President, Chairman, and Director

Julie Jacques One Security Benefit Place Topeka, KS 66636	Treasurer	None

Amy J. Lee One Security Benefit Place Topeka, KS 66636	Secretary	Vice President and Secretary

Elisabeth A. Miller 806 King Farm Blvd., Suite 600 Rockville, MD 20850	Chief Compliance Officer	None

Keith A. Fletcher 152 Madison Ave, Ste 906 New York, NY 10016	Vice President	Vice President

Kevin M. McGovern 805 King Farm Blvd., Suite 600 Rockville, MD 20850	Vice President	None

(c)	Not applicable.

Item 33.	Location of Accounts and Records

Certain accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the Rules promulgated thereunder are maintained by Security Investors, LLC, One Security Benefit Place, Topeka, Kansas 66636-0001; 805 King Farm Blvd., Rockville, MD 20850; 40 East 52nd Street, 16th Floor, New York, NY 10022; 9401 Indian Creek Parkway, 40 Corporate Woods, Suite 850, Overland Park, KS 66210 and 801 Montgomery St., 2nd Floor, San Francisco, California 94133; Mainstream Investment Advisers, LLC, 101 West Spring Street, Fourth Floor, New Albany, Indiana 47150; Lexington Management Corporation, Park 80 West, Plaza Two, Saddle Brook, New Jersey 07663; T. Rowe Price Associates, Inc., 100 East Pratt Street, Baltimore, Maryland 21202; Meridian Investment Management Corporation, 12835 Arapahoe Road, Tower II, 7th Floor, Englewood, Colorado 80112; Strong Capital Management, Inc., 100 Heritage Reserve, Menomonee Falls, Wisconsin 53051; Templeton/Franklin Investment Services, Inc., 777 Mariners Island Boulevard, San Mateo, California 94404; Alliance Capital Management, L.P., 1345 Avenue of the Americas, New York, New York 10105; Oppenheimer Management Corporation, 498 Seventh Avenue, New York, New York 10018; Wellington Management Company, LLP, 75 State Street, Boston, Massachusetts 02109; Northern Trust Investments, N.A., 50 La Salle Street, Chicago, Illinois 60603; RS Investment Management, L.P., 388 Market Street, San Francisco, California, 94111, Templeton Investment Counsel, LLC, 500 East Broward Boulevard, Ft. Lauderdale, Florida, 33394, and The Dreyfus Corporation, 200 Park Avenue, New York, New York, 10166. Records relating to the duties of the Registrant’s custodian are maintained by UMB, n.a., 928 Grand Avenue, Kansas City, Missouri 64106, Chase Manhattan Bank, 4 Chase MetroTech Center, 18th Floor, Brooklyn, New York 11245, Banc of America Securities, LLC, 9 West 57th Street, New York, New York 10019 and State Street Bank & Trust Company, 225 Franklin, Boston, Massachusetts 02110.

Item 34.	Management Services

Not applicable.

Item 35.	Undertakings

Not applicable.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 (“1933 Act”), and the Investment Company Act of 1940, the Registrant certifies that it has duly caused this Post-Effective Amendment No. 62 to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Topeka and State of Kansas on the 28th day of February, 2012.

SBL FUND (the Registrant)

RICHARD M. GOLDMAN
By:	RICHARD M. GOLDMAN
Richard M. Goldman, President

Pursuant to the requirements of the 1933 Act, this Registration Statement has been signed below by the following persons in the capacities indicated and on the 28th day of February 2012.

Jerry B. Farley Director	SBL FUND

Donald A. Chubb, Jr.	By:	AMY J. LEE
Director		Amy J. Lee, as Attorney-In-Fact for the Officers and Directors Whose Names Appear Opposite
Penny A. Lumpkin Director
	By:	NIKOLAOS BONOS
Harry W. Craig, Jr. Director		Nikolaos Bonos, Treasurer (principal financial officer and principal accounting officer)

Maynard Oliverius
Director	By:	RICHARD M. GOLDMAN
Richard M. Goldman, President, Director and Chairman of the Board

Exhibit Index

(h)(2)	Fund Accounting and Administration Agreement